            As filed with the Securities and           Registration No. 2-96219
       Exchange Commission on July 30, 1997.                           811-4182

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C.  20549

                             -----------------------
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]

                           Pre-Effective Amendment No.             [ ]

                         Post-Effective Amendment No. 24           [x]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                  ACT OF 1940                      [ ]

                               Amendment No. 26                    [x]

                        (Check appropriate box or boxes)

                            ------------------------
                            HOTCHKIS AND WILEY FUNDS

               (Exact name of registrant as specified in charter)

800 West 6th Street, Fifth Floor
    Los Angeles, California                                              90017
(Address of Principal Executive Offices)                             (Zip Code)


       Registrant's Telephone Number, including Area Code (213) 362-8900

                                Gracie Fermelia
                        800 West 6th Street, Fifth Floor
                         Los Angeles, California 90017
                    (Name and address of Agent for Service)


                                with a copy to:
                             Paul H. Dykstra, Esq.
                           Gardner, Carton & Douglas
                             321 North Clark Street
                             Chicago, IL 60610-4795


         Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

         It is proposed that this filing will become effective (check appropriate box)

         [ ]     immediately upon filing pursuant to paragraph (b)
         [ ]     on (date) pursuant to paragraph (b)
         [ ]     60 days after filing pursuant to paragraph (a)(1)
         [x]     on September 30, 1997 pursuant to paragraph (a)(1)
         [ ]     75 days after filing pursuant to paragraph (a)(2)
         [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================
         Registrant has previously elected to register an indefinite number of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.


         Registrant will file its Rule 24f-2 Notice for the fiscal year ended June 30, 1997 by August 30, 1997.

                            HOTCHKIS AND WILEY FUNDS
                             CROSS-REFERENCE SHEET
                             (REQUIRED BY RULE 495)


                                         Location in the Prospectus of the Equity
                                        Income Fund, Mid-Cap Fund, Small Cap Fund,
                                         International Fund, Global Equity Fund,
                                            Balanced Income Fund, Low Duration
   N-1A                                      Fund, Short-Term Investment Fund            Location in the Prospectus of the
 Item No.                                       and Total Return Bond Fund              Equity Fund for Insurance Companies
 --------                              -------------------------------------------      -----------------------------------
Part A:
Item 1.     Cover Page                 Cover Page                                    Cover Page
Item 2.     Synopsis                   Fee Table                                     Fee Table
Item 3.     Condensed Financial        Financial Highlights                          Financial Highlights
            Information
Item 4.     General Description of     Cover Page; General Information; Investment   Cover Page; General
            Registrant                 Objectives and Policies; Securities and       Information; Investment Objective and
                                       Techniques Used by the Funds; Investment      Policies; Principal Investment
                                       Risks; Principal Investment Restrictions      Restrictions
Item 5.     Management of the Fund     Organization and Management; General          Organization and Management; General
                                       Information                                   Information
Item 5A.    Management's Discussion    Performance Information                       Performance Information
            of Fund Performance
Item 6.     Capital Stock and Other    General Information; Dividends and Tax        General Information; Dividends and Tax
            Securities                 Status; Organization and Management           Status; Organization and Management
Item 7.     Purchase of Securities     How to Purchase Shares                        How to Purchase Shares
            Being Offered
Item 8.     Redemption or              How to Redeem Shares                          How to Redeem Shares
            Repurchase
Item 9.     Pending Legal              Not Applicable                                Not Applicable
            Proceedings

Part B:                                                     Location in the Statement of Additional Information
                                                            ---------------------------------------------------
Item 10.    Cover Page                                              Cover Page
Item 11.    Table of Contents                                       Table of Contents
Item 12.    General Information and History                         General Information about the Trust
Item 13.    Investment Objectives and                               Investment Objective and Policies
            Policies
Item 14.    Management of the Registrant                            Management
Item 15.    Control Persons and Principal                           General Information about the Trust
            Holders of Securities
Item 16.    Investment Advisory and Other                           Management
            Securities
Item 17.    Brokerage Allocation and Other                          Management
            Practices
Item 18.    Capital Stock and Other                                 General Information about the Trust
            Securities
Item 19.    Purchase, Redemption and                                Net Asset Value
            Pricing of Securities Being
            Offered
Item 20.    Tax Status                                              Dividends and Tax Status
Item 21.    Underwriters                                            Not Applicable
Item 22.    Calculation of Performance Data                         Performance Information
Item 23.    Financial Statements                                    Financial Statements

Part C:
         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

                                                                      PROSPECTUS


                                                              SEPTEMBER 30, 1997


                                     [LOGO]

                                    HOTCHKIS
                                       AND
                                      WILEY
                                      FUNDS


                              800 WEST SIXTH STREET
                                   FIFTH FLOOR
                          LOS ANGELES, CALIFORNIA 90017
                                  800-236-4479


                                    HOTCHKIS
                                       AND
                                      WILEY
                                      FUNDS


                               Equity Income Fund
                                  Mid-Cap Fund
                                 Small Cap Fund
                               International Fund
                               Global Equity Fund
                              Balanced Income Fund
                             Total Return Bond Fund
                                Low Duration Fund
                           Short-Term Investment Fund

                     Hotchkis and Wiley: Investment Advisor

                                   PROSPECTUS

                               HOTCHKIS AND WILEY
                                  FUNDS [LOGO]


HOTCHKIS AND WILEY FUNDS (THE "TRUST") IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY HAVING TEN SEPARATE DIVERSIFIED PORTFOLIOS (THE "FUNDS"), EACH OF WHICH IS A SEPARATE MUTUAL FUND.

EQUITY INCOME FUND

Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in domestic equity securities.

MID-CAP FUND

Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in stocks of domestic companies with market capitalizations between $750 million and $5 billion.

SMALL CAP FUND

Seeks capital appreciation. The Fund invests primarily in stocks of domestic companies with market capitalizations of $1 billion or less.

INTERNATIONAL FUND

Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international equity securities.

GLOBAL EQUITY FUND

Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in domestic and international equity securities.

BALANCED INCOME FUND

Seeks to preserve capital while producing a high total return. It is expected that the Fund's assets will be allocated among equity securities, fixed-income securities and money market obligations.

TOTAL RETURN BOND FUND


Seeks to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years.


LOW DURATION FUND


Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years.


SHORT-TERM INVESTMENT FUND


Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year.


THE EQUITY FUND FOR INSURANCE COMPANIES

Offered through a separate prospectus.


This Prospectus provides you with the basic information you should know before investing in any of the Funds. You should read it and keep it for future reference. A Statement of Additional Information dated September 30, 1997, containing additional information about the Trust and each Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may obtain a copy of the Statement of Additional Information without charge by calling the Trust at 800-236-4479 or writing the Trust at 800 West Sixth Street, Fifth Floor, Los Angeles, California 90017.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investment in a Fund's shares involves risk, including the possible loss of principal.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


There can be no assurance that the investment objective of any Fund will be achieved.

HOTCHKIS AND WILEY FUNDS
800 West 6th Street, Fifth Floor, Los Angeles, California 90017
800-236-4479
Investment Advisor: Hotchkis and Wiley


SEPTEMBER 30, 1997

                                   FEE TABLE
--------------------------------------------------------------------------------

The following information is provided in order to assist you in understanding the various costs and expenses that, as an investor in the Funds, you will bear directly or indirectly:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

    Maximum Sales Load Imposed on Purchases............................................  None
    Maximum Deferred Sales Load........................................................  None
    Maximum Sales Load Imposed on Reinvested Dividends.................................  None
    Redemption and Exchange Fees.......................................................  None

Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.


ANNUAL FUND
OPERATING EXPENSES                 Equity    Mid-     Small     Inter-      Global    Balanced    Total      Low     Short-Term
(as a percentage of average net    Income    Cap       Cap     national     Equity     Income    Return    Duration  Investment
assets)                             Fund     Fund     Fund       Fund        Fund       Fund    Bond Fund    Fund       Fund
-------------------------------------------------------------------------------------------------------------------------
     Management fees.............    .75%     .75%      .75%       .75%       .75%       .75%      .55%       .46%       .40%
     Other expenses after expense
     reimbursement...............    .13%     .25%      .25%       .25%       .25%       .23%      .10%       .12%       .08%
                                   ------    ----     -----    ---------    ------    --------     ---        ---        ---
     Total Fund operating
     expenses after expense
     reimbursement...............    .88%    1.00%     1.00%      1.00%      1.00%       .98%      .65%       .58%       .48%
                                   =====     ====      ====     ======       ====     ======    =======    ======    =======



Although not required to do so, Hotchkis and Wiley (the "Advisor"), has agreed to limit the annual operating expenses of the Equity Income Fund, Mid-Cap Fund, Small Cap Fund, International Fund, Global Equity Fund and Balanced Income Fund to 1% of each Fund's average net assets. Additionally, the Advisor has agreed to limit the annual expenses of the Total Return Bond Fund to .65%, the Low Duration Fund to .58% and the Short-Term Investment Fund to .48% of each Fund's average net assets. If the Advisor had not limited the Funds' expenses, other expenses of the Mid-Cap Fund, Small Cap Fund, International Fund, Global Equity Fund, Total Return Bond Fund, Low Duration Fund and Short-Term Investment Fund would have been 7.51%, .55%, .32%, 3.68%, .40%, .20% and .56%, respectively, and the total operating expenses of the Mid-Cap Fund, Small Cap Fund, International Fund, Global Equity Fund, Total Return Bond Fund, Low Duration Fund and Short-Term Investment Fund would have been 8.26%, 1.30%, 1.07%, 4.43%, .95%,
 .66% and .96%, respectively, for the year ended June 30, 1997. Expenses for the Mid-Cap Fund and Global Equity Fund are estimated and based on expenses during the period from commencement of operations on January 2, 1997 through June 30, 1997.



EXAMPLE
     You would pay the following
     expenses on a $1,000
     investment, assuming:
     (1) 5% annual return, and        Equity    Mid-    Small     Inter-      Global    Balanced    Total      Low     Short-Term
     (2) redemption at the            Income    Cap      Cap     national     Equity     Income    Return    Duration  Investment
     end of each time period:          Fund     Fund    Fund       Fund        Fund       Fund    Bond Fund    Fund       Fund
        -------------------------------------------------------------------------------------------------------------------------
     One Year.......................   $   9    $ 10    $  10      $  10       $  10      $ 10       $ 7       $  6       $  5
     Three Years....................   $  28    $ 32    $  32      $  32       $  32      $ 31       $21       $ 19       $ 15
     Five Years.....................   $  49      --    $  55      $  55          --      $ 54       $36       $ 32       $ 27
     Ten Years......................   $ 108      --    $ 122      $ 122          --      $120       $81       $ 73       $ 60


The Example should not be considered a representation of past or future expenses; actual Fund expenses may be greater or less than those shown. The assumption in the Example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of any Fund.

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)
--------------------------------------------------------------------------------


The financial highlights relating to the Equity Income Fund, Small Cap Fund, International Fund, Balanced Income Fund, Total Return Bond Fund, Low Duration Fund and Short-Term Investment Fund for each of the one year periods presented through June 30, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report covering each of the most recent five years through June 30, 1996, is incorporated by reference herein and is included in the Statement of Additional Information, which is available from the Trust. This information should be read in conjunction with the financial statements and accompanying notes, which appear in the Statement of Additional Information. Further performance information is contained in the Funds' annual report to shareholders, which may be obtained without cost.




                                                                        Year Ended June 30,
                                    --------------------------------------------------------------------------------------------
        EQUITY INCOME FUND             1997        1996     1995     1994     1993     1992     1991     1990     1989     1988
 -------------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
  Year............................    $ 18.91     $17.24   $15.07   $15.50   $14.51   $12.53   $12.59   $13.43   $11.60   $12.48
                                       ------     ------    -----    -----    -----    -----    -----    -----    -----    -----
  INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income.........       0.49       0.45(1)   0.49    0.46     0.44     0.40     0.48     0.59     0.57     0.53
    Net realized and unrealized
      gain (loss) on
      investments.................       4.15       2.89     2.48     0.10     1.21     1.99     0.24    (0.62)    1.90    (0.92)
                                       ------     ------    -----    -----    -----    -----    -----    -----    -----    -----
    Total from investment
      operations..................       4.64       3.34     2.97     0.56     1.65     2.39     0.72    (0.03)    2.47    (0.39)
                                       ------     ------    -----    -----    -----    -----    -----    -----    -----    -----
  LESS DISTRIBUTIONS:
    Dividends (from net investment
      income).....................      (0.48)     (0.57)   (0.44)   (0.46)   (0.43)   (0.41)   (0.48)   (0.60)   (0.58)   (0.49)
    Distributions (from realized
      gains)......................      (1.82)     (1.10)   (0.36)   (0.53)   (0.23)      --    (0.30)   (0.21)   (0.06)      --
                                       ------     ------    -----    -----    -----    -----    -----    -----    -----    -----
    Total Distributions...........      (2.30)     (1.67)   (0.80)   (0.99)   (0.66)   (0.41)   (0.78)   (0.81)   (0.64)   (0.49)
                                       ------     ------    -----    -----    -----    -----    -----    -----    -----    -----
Net Asset Value, End of Year......    $ 21.25     $18.91   $17.24   $15.07   $15.50   $14.51   $12.53   $12.59   $13.43   $11.60
                                       ======     ======    =====    =====    =====    =====    =====    =====    =====    =====
TOTAL RETURN......................      26.15%     20.04%   20.49%    3.40%   11.67%   19.28%    6.92%   -0.44%   21.96%   -2.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of Year
  (millions)......................    $185.90     $182.5   $127.1    $87.2    $86.7    $71.6    $63.0    $64.9    $47.2    $29.3
Ratio of expenses to average net
  assets:
  Before expense reimbursement....       0.88%      0.98%    1.02%    1.05%    1.02%    1.02%    1.07%    1.05%    1.27%    1.41%
  After expense reimbursement.....       0.88%      0.98%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
Ratio of net investment income to
  average net assets:
    Before expense
      reimbursement...............       2.49%      2.56%    3.11%    2.85%    2.97%    2.93%    4.16%    4.37%    4.42%    4.71%
    After expense reimbursement...       2.49%      2.56%    3.14%    2.90%    2.99%    2.95%    4.23%    4.42%    4.68%    5.11%
Portfolio turnover rate...........         44%        24%      50%      36%      25%      32%      39%      39%       9%      20%
Average commission rate per
  share...........................    $0.0472        N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A


(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                                                                       Year Ended June 30,
                                     ----------------------------------------------------------------------------------------
          SMALL CAP FUND              1997      1996     1995     1994     1993     1992     1991     1990     1989     1988
  -------------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Net Asset Value, Beginning of
  Year.............................   $21.33   $21.53   $19.53   $19.88   $18.10   $17.30   $20.39   $17.88   $18.05   $19.28
                                      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
  INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income (loss)...     0.03     0.05(1)  (0.06)  (0.01)    0.27     0.09     0.13     0.03     0.17       --
    Net realized and unrealized
      gain (loss) on investments...     5.62     2.80     2.84     0.78     3.18     3.09     0.10     3.51    (0.32)   (1.17)
                                      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
    Total from investment
      operations...................     5.65     2.85     2.78     0.77     3.45     3.18     0.23     3.54    (0.15)   (1.17)
                                      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment
      income)......................    (0.09)      --       --    (0.20)   (0.04)   (0.13)   (0.09)   (0.18)   (0.02)      --
    Distributions (from realized
      gains).......................    (3.06)   (3.05)   (0.78)   (0.92)   (1.63)   (2.25)   (3.23)   (0.85)      --    (0.06)
                                      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
    Total Distributions............    (3.15)   (3.05)   (0.78)   (1.12)   (1.67)   (2.38)   (3.32)   (1.03)   (0.02)   (0.06)
                                      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value, End of Year.......   $23.83   $21.33   $21.53   $19.53   $19.88   $18.10   $17.30   $20.39   $17.88   $18.05
                                      ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
TOTAL RETURN.......................    29.74%   14.24%   14.79%    3.77%   19.80%   19.04%    5.60%   20.49%   -0.82%   -5.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (millions).......................    $27.5    $16.5    $20.5    $13.1    $10.8     $8.8     $7.2     $7.7     $7.9     $8.2
Ratio of expenses to average net
  assets:
  Before expense reimbursement.....     1.30%    1.21%    1.49%    1.65%    1.40%    1.45%    1.60%    1.60%    1.82%    1.82%
  After expense reimbursement......     1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement.....    (0.20)%   0.03%   (0.82)%  (0.71)%   1.03%   (0.06)%   0.11%   (0.42)%   0.16%   (0.81)%
  After expense reimbursement......     0.10%    0.24%   (0.34)%  (0.06)%   1.42%    0.40%    0.71%    0.18%    0.98%    0.01%
Portfolio turnover rate............       88%     119%      81%      44%      20%      26%      32%      37%      38%      35%
Average commission rate per
  share............................   $0.046      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A



(1)Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                                                                                                                  October
                                                                                                                    1,
                                                                                                                   1990*
                                                                   Year Ended June 30,                            through
                                              --------------------------------------------------------------     June 30,
             INTERNATIONAL FUND                1997        1996       1995       1994       1993       1992        1991
-------------------------------------------------------------------------------------------------------------------------

                                          (Unaudited)
Net Asset Value, Beginning of Period........   $20.44     $17.70     $16.79     $14.63     $13.97     $12.56      $ 12.50
                                               ------      -----      -----      -----      -----      -----
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................     0.59       0.56)      0.28       0.26       0.23       0.22         0.42
    Net realized and unrealized gain (loss)
      on investments........................     3.78       2.51       1.52       2.19       0.74       3.09        (0.21)
                                               ------      -----      -----      -----      -----      -----
    Total from investment operations........     4.37       3.07       1.80       2.45       0.97       3.31         0.21
                                               ------      -----      -----      -----      -----      -----
  LESS DISTRIBUTIONS:
    Dividends (from net investment
      income)...............................    (0.48)     (0.14)     (0.44)     (0.14)        --      (0.61)       (0.15)
    Distributions (from realized gains).....    (0.16)     (0.19)     (0.45)     (0.15)     (0.31)     (1.29)          --
                                               ------      -----      -----      -----      -----      -----
    Total Distributions.....................    (0.64)     (0.33)     (0.89)     (0.29)     (0.31)     (1.90)       (0.15)
                                               ------      -----      -----      -----      -----      -----
Net Asset Value, End of Period..............   $24.17     $20.44     $17.70     $16.79     $14.63     $13.97      $ 12.56
                                               ======      =====      =====      =====      =====      =====
TOTAL RETURN................................    21.59%     18.61%     11.08%     16.71%      7.36%     27.48%        2.22%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........   $888.5     $331.0      $51.5      $26.0       $6.6       $4.0         $1.3
Ratio of expenses to average net assets:
  Before expense reimbursement..............     1.07%      1.11%      1.39%      1.61%      2.44%      4.19%        5.50%+
  After expense reimbursement...............     1.00%      1.00%      1.00%      1.00%      1.00%      1.00%        1.00%+
Ratio of net investment income to average
  net assets:
  Before expense reimbursement..............     2.59%      2.67%      2.45%      2.01%      1.14%      0.42%       (0.53)%
  After expense reimbursement...............     2.66%      2.78%      2.83%      2.62%      2.58%      3.61%        3.96%+
Portfolio turnover rate.....................       18%        12%        24%        23%        24%        88%         224%
Average commission rate per share...........  $0.0147        N/A        N/A        N/A        N/A        N/A          N/A



* Commencement of operations.

+ Annualized.
(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                                                                                                       January 2,
                                                                                                          1997*
                                                                                                         through
                                                                                                        June 30,
                                           MID-CAP FUND                                                   1997
------------------------------------------------------------------------------------------------------------------

                                                                                                       (Unaudited)
Net Asset Value, Beginning of Period...............................................................       $10.00
                                                                                                         -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..........................................................................         0.07
    Net realized and unrealized gain on investments................................................         1.64
                                                                                                         -------
    Total from investment operations...............................................................         1.71
                                                                                                         -------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income).........................................................        (0.06)
    Distributions (from realized gains)............................................................           --
                                                                                                         -------
    Total Distributions............................................................................        (0.06)
                                                                                                         -------
Net Asset Value, End of Period.....................................................................       $11.65
                                                                                                         =======
TOTAL RETURN.......................................................................................        17.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...............................................................         $2.0
Ratio of expenses to average net assets:
  Before expense reimbursement.....................................................................         8.26%+
  After expense reimbursement......................................................................         1.00%+
Ratio of net investment income to average net assets:
  Before expense reimbursement.....................................................................       (5.39)%+
  After expense reimbursement......................................................................         1.87%+
Portfolio turnover rate............................................................................           23%
Average commission rate per share..................................................................      $0.0330



* Commencement of operations.


+ Annualized.

                                                                                                       January 2,
                                                                                                          1997*
                                                                                                         through
                                                                                                        June 30,
                                        GLOBAL EQUITY FUND                                                1997
------------------------------------------------------------------------------------------------------------------

                                                                                                       (Unaudited)
Net Asset Value, Beginning of Period...............................................................       $10.00
                                                                                                         -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..........................................................................         0.14
    Net realized and unrealized gain on investments................................................         1.09
                                                                                                         -------
    Total from investment operations...............................................................         1.23
                                                                                                         -------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income).........................................................        (0.14)
    Distributions (from realized gains)............................................................           --
                                                                                                         -------
    Total Distributions............................................................................        (0.14)
                                                                                                         -------
Net Asset Value, End of Period.....................................................................       $11.09
                                                                                                         =======
TOTAL RETURN.......................................................................................        12.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...............................................................         $3.7
Ratio of expenses to average net assets:
  Before expense reimbursement.....................................................................         4.43%+
  After expense reimbursement......................................................................         1.00%+
Ratio of net investment income to average net assets:
  Before expense reimbursement.....................................................................         0.07%+
  After expense reimbursement......................................................................         3.50%+
Portfolio turnover rate............................................................................           18%
Average commission rate per share..................................................................      $0.0144



* Commencement of operations.


+ Annualized.

                                                                   Year Ended June 30,
          BALANCED             --------------------------------------------------------------------------------------------
         INCOME FUND              1997        1996     1995     1994     1993     1992     1991     1990     1989     1988
 -------------------------------------------------------------------------------------------------------------------------

                               (Unaudited)
Net Asset Value, Beginning of
 Year........................    $ 18.27     $16.74   $15.71   $16.69   $16.35   $15.23   $15.13   $15.95   $14.40   $15.17
                                  ------     ------   ------   ------   ------   ------   ------   ------   ------   ------
  INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income....       0.98       0.94     0.89     0.89     0.77     0.79     0.82     0.88     0.87     0.79
    Net realized and
      unrealized gain (loss)
      on investments.........       1.78       1.53     1.53    (0.27)    0.82     1.45     0.49     0.09     1.57    (0.08)
                                  ------     ------   ------   ------   ------   ------   ------   ------   ------   ------
    Total from investment
      operations.............       2.76       2.47     2.42     0.62     1.59     2.24     1.31     0.97     2.44     0.71
                                  ------     ------   ------   ------   ------   ------   ------   ------   ------   ------
  LESS DISTRIBUTIONS:
    Dividends (from net
      investment income).....      (0.99)     (0.92)   (0.80)   (0.94)   (0.74)   (0.76)   (0.81)   (0.93)   (0.89)   (0.72)
    Distributions (from
      realized gains)........      (0.66)     (0.02)   (0.57)   (0.66)   (0.51)   (0.36)   (0.40)   (0.86)      --    (0.76)
    Return of capital........         --         --    (0.02)      --       --       --       --       --       --       --
                                  ------     ------   ------   ------   ------   ------   ------   ------   ------   ------
    Total Distributions......      (1.65)     (0.94)   (1.39)   (1.60)   (1.25)   (1.12)   (1.21)   (1.79)   (0.89)   (1.48)
                                  ------     ------   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value, End of
  Year.......................    $ 19.38     $18.27   $16.74   $15.71   $16.69   $16.35   $15.23   $15.13   $15.95   $14.40
                                  ======     ======   ======   ======   ======   ======   ======   ======   ======   ======
TOTAL RETURN.................      15.75%     15.04%   16.40%    3.60%   10.10%   15.10%    9.35%    6.20%   17.48%    5.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year
  (millions).................    $  90.2      $70.6    $32.1    $36.0    $30.3   $ 16.7   $ 11.6   $  9.6   $  7.9   $  6.7
Ratio of expenses to average
  net assets:
  Before expense
    reimbursement............       0.98%      1.06%    1.19%    1.20%    1.15%    1.27%    1.44%    1.66%    1.92%    2.39%
  After expense
    reimbursement............       0.98%      1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement............       4.77%      5.20%    5.44%    5.04%    4.62%    4.64%    5.14%    4.93%    4.85%    4.11%
  After expense
    reimbursement............       4.77%      5.26%    5.63%    5.24%    4.77%    4.90%    5.58%    5.59%    5.77%    5.51%
Portfolio turnover rate......        117%        92%      51%      97%     155%      36%      75%      78%      97%     112%
Average commission rate per
  share......................    $0.0392        N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                                                                December 6,
                                                                                                                   1994*
                                                                                    Year Ended June 30,           through
                                                                                   ----------------------        June 30,
TOTAL RETURN BOND FUND                                                                1997         1996            1995
-------------------------------------------------------------------------------------------------------------------------

                                                                                   (Unaudited)
Net Asset Value, Beginning of Period.............................................    $ 12.78      $ 12.94         $ 12.00
                                                                                      ------       ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income........................................................       0.97(1)      0.84(1)         0.46
    Net realized and unrealized gain on investments..............................       0.32         0.06            0.94
                                                                                      ------       ------         -------
    Total from investment operations.............................................       1.29         0.90            1.40
                                                                                      ------       ------         -------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income).......................................      (0.92)       (0.93)          (0.46)
    Distributions (from realized gains)..........................................      (0.11)       (0.13)             --
    Total Distributions..........................................................      (1.03)       (1.06)          (0.46)
                                                                                      ------       ------         -------
Net Asset Value, End of Period...................................................    $ 13.04      $ 12.78         $ 12.94
                                                                                      ======       ======         =======
TOTAL RETURN.....................................................................      10.48%        7.05%          11.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).............................................      $14.3        $43.4           $15.3
Ratio of expenses to average net assets:
  Before expense reimbursement...................................................       0.95%        0.98%           2.93%+
  After expense reimbursement....................................................       0.65%        0.68%           0.80%+
Ratio of net investment income to average net assets:
  Before expense reimbursement...................................................       6.78%        6.86%           4.92%+
  After expense reimbursement....................................................       7.08%        7.16%           7.05%+
Portfolio turnover rate..........................................................        173%          51%             68%


*  Commencement of operations.
+  Annualized.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                                                                                                                        May 18,
                                                                                                                         1993*
                                                                           Year Ended June 30,                          through
                                                         --------------------------------------------------------      June 30,
LOW DURATION FUND                                           1997           1996          1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period...................    $ 10.12        $ 10.15       $  9.93         $ 10.00         $ 10.00
                                                            ------         ------        ------          ------          ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..............................       0.65           0.68          0.75            0.77            0.05
    Net realized and unrealized gain on investments....       0.11           0.06          0.23            0.11            0.00
                                                            ------         ------        ------          ------          ------
    Total from investment operations...................       0.76           0.74          0.98            0.88            0.05
                                                            ------         ------        ------          ------          ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income).............      (0.64)         (0.72)        (0.75)          (0.77)          (0.05)
    Dividends (from realized gains)....................      (0.01)         (0.05)        (0.01)          (0.18)             --
                                                            ------         ------        ------          ------          ------
    Total Distributions................................      (0.65)         (0.77)        (0.76)          (0.95)          (0.05)
                                                            ------         ------        ------          ------          ------
Net Asset Value, End of Period.........................    $ 10.23        $ 10.12       $ 10.15         $  9.93         $ 10.00
                                                            ======         ======        ======          ======          ======
TOTAL RETURN...........................................       7.79%          7.47%        10.23%           9.02%           4.36%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...................     $171.2         $189.2        $123.3           $36.5            $7.6
Ratio of expenses to average net assets:
  Before expense reimbursement.........................       0.66%          0.60%         0.75%           1.10%           4.94%+
  After expense reimbursement..........................       0.58%          0.58%         0.58%           0.58%           0.58%+
Ratio of net investment income to average net assets:
  Before expense reimbursement.........................       6.26%          7.07%         7.43%           6.82%           1.93%+
  After expense reimbursement..........................       6.34%          7.09%         7.61%           7.34%           6.28%+
Portfolio turnover rate................................        202%            50%           71%            254%             34%


* Commencement of operations.
+ Annualized.

                                                                                                                        May 18,
                                                                                                                         1993*
                                                                           Year Ended June 30,                          through
                                                         --------------------------------------------------------      June 30,
SHORT-TERM INVESTMENT FUND                                  1997           1996          1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period...................    $ 10.17        $ 10.12       $ 10.21         $ 10.00         $ 10.00
                                                            ------         ------        ------          ------          ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..............................       0.59           0.66          0.66            0.53            0.03
    Net realized and unrealized gain (loss) on
      investments......................................      (0.02)          0.05         (0.09)           0.21              --
                                                            ------         ------        ------          ------          ------
    Total from investment operations...................       0.57           0.71          0.57            0.74            0.03
                                                            ------         ------        ------          ------          ------
LESS DISTRIBUTIONS:
    Dividends (from net investment income).............      (0.59)         (0.66)        (0.66)          (0.53)          (0.03)
    Return of capital..................................         --          (0.00)           --              --              --
                                                            ------         ------        ------          ------          ------
    Total Distributions................................      (0.59)         (0.66)        (0.66)          (0.53)          (0.03)
                                                            ------         ------        ------          ------          ------
Net Asset Value, End of Period.........................    $ 10.15        $ 10.17       $ 10.12         $ 10.21         $ 10.00
                                                            ======         ======        ======          ======          ======
TOTAL RETURN...........................................       5.77%          7.23%         5.78%           7.47%           2.30%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...................      $21.7          $18.7         $19.8           $10.5           $.003
Ratio of expenses to average net assets:
  Before expense reimbursement.........................       0.96%          0.88%         1.26%           2.06%          57.02%+
  After expense reimbursement..........................       0.48%          0.48%         0.48%           0.48%           0.48%+
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.........................       5.34%          6.15%         5.74%           4.16%         (56.99)%+
  After expense reimbursement..........................       5.82%          6.55%         6.52%           5.74%           2.32%+
Portfolio turnover rate................................        154%            60%           81%            135%              0%


* Commencement of operations.
+ Annualized.

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

GENERAL

The following descriptions are designed to help you choose the Fund that best fits your investment objective. Each Fund's net asset value per share will fluctuate. Investors should consider a Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Each Fund's investment objective is a fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There can be no assurance that any objective will be met. For a discussion of certain risks associated with investment in the Funds, including their use of derivatives, see "Investment Risks" on page 27.



HOTCHKIS AND WILEY, a division of The Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P. (the "Advisor"), acts as investment advisor to each Fund.


THE EQUITY INCOME FUND

The investment objective of the EQUITY INCOME FUND is to provide current income and long-term growth of income, accompanied by growth of capital.

The EQUITY INCOME FUND will attempt to achieve its objective by investing in equity securities. In selecting investments for the Fund, the Advisor focuses on securities that it believes to have superior values. In arriving at this determination, the Advisor will generally seek securities of companies that have such characteristics as earnings yield at least 3% greater than the yield on long-term bonds, dividend yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index of 500 Common Stocks ("S&P 500"), and overall financial strength.

Under normal market conditions, the EQUITY INCOME FUND will invest at least 80% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest but have potential for growth unrecognized by the market or changes in business or management that indicate possible growth.

The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. Any such convertible securities to be invested in by the Fund will be rated investment grade or, if unrated, be of comparable quality in the opinion of the Advisor, provided, however, that the Fund may invest up to 5% of its net assets in convertible securities rated at least B by Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, of comparable quality in the opinion of the Advisor. For a description of "investment grade" see "The BALANCED INCOME FUND." See the Appendix for a further description of ratings.


Securities rated Baa are considered by Moody's to have speculative characteristics. For Baa/BBB rated securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Securities rated below BBB or Baa are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of their obligations and are commonly known as "junk bonds." See "Investment Risks -- Risks of Investing in Fixed-Income Securities" on page 28. Investors should carefully consider the relative risks associated with investments in securities which carry lower ratings and in comparable non-rated securities.



Subsequent to its purchase by the Fund, a security may be assigned a lower rating or cease to be rated. Such an event would not require the sale of the security, but the Advisor will consider such an event in determining whether the Fund should continue to hold the security in its portfolio.


For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes, certificates of deposit and repurchase agreements.



When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in investment grade debt obligations maturing in one year or less from the date of the Fund's purchase (that is, short-term), such as U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, [high quality] commercial paper and repurchase agreements.



The EQUITY INCOME FUND has the right to invest its assets on a "global" basis; although it is not required to. See "Securities and Techniques Used by the Funds -- Foreign Securities" on page 21.


THE MID-CAP FUND

The investment objective of the MID-CAP FUND is to provide current income and long-term growth of income, accompanied by growth of capital. The MID-CAP FUND will attempt to achieve its objective by investing, under normal market conditions at least 65% of its total assets in equity securities of mid-size U.S. companies that, in the opinion of the Advisor, are undervalued. A "mid-size company" is one which has a market capitalization of $750 million to $5 billion at the time of investment.


In selecting investments for the Fund, the Advisor focuses on securities that it believes have superior value. In arriving at this determination, the Advisor will generally seek securities of companies that have such characteristics as earnings yield at least 3% greater than the yield on long-term bonds, dividend yield which exceeds the composite yield on the securities comprising the Russell Mid-Cap Index, and overall financial strength. In addition, the Advisor will seek equity securities of companies that are undervalued as determined by a low price/earnings ratio relative to their expected growth rate.



There are risks associated with the MID-CAP FUND'S investment in the securities of smaller issuers. See "Investment Risks -- Risks of Investing in Small and Mid-Size Companies" on page 27.


The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. Any such convertible securities will be securities of an issuer having an outstanding issue of debt securities rated at least A by Moody's or S&P or, if unrated, be of comparable quality in the opinion of the Advisor.

Under normal market conditions, the MID-CAP FUND will invest at least 50% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest but have potential for growth unrecognized by the market or changes in business or management that indicate possible growth.


For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes, certificates of deposit and repurchase agreements.



When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.



The MID-CAP FUND can invest on a "global" basis; it may invest in foreign securities if thereafter not more than 20% of its total assets would be invested in the securities of foreign issuers, although there is no requirement that the Fund invest in any foreign securities. See "Securities and Techniques Used by the Funds -- Foreign Securities" on page 23.

THE SMALL CAP FUND

The investment objective of the SMALL CAP FUND is capital appreciation. The SMALL CAP FUND will attempt to achieve its objective by investing, under normal circumstances, in the common stock of issuers which, in the opinion of the Fund's Advisor, are undervalued as determined by a low price/earnings ratio relative to their expected growth rate. Current income is a secondary consideration.


It has been the Advisor's experience that investment opportunities are frequently found in the securities of companies that are "undervalued" because they are part of an industry that is out of favor with investors generally. Even in such industries, however, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. The Advisor will attempt to identify such companies and invest in their securities when, in the Advisor's judgment, opportunities for capital appreciation exist.


Under normal circumstances, the SMALL CAP FUND invests at least 65% of its total assets in the stock of small domestic companies. In general, the Advisor will seek to fully invest its assets in the stock of small companies. A "small company" is one which has market capitalization of $1 billion or less at the time of investment.


In selecting investments for the Fund, the Advisor focuses on securities that it believes to have superior value. In arriving at this determination, the Advisor will generally seek securities of companies that have such characteristics as earning yield at least 3% greater than the yield on long-term bonds, dividend yield which exceeds the composite yield on the securities comprising the Russell 2000 Index ("Russell 2000"), and overall financial strength. In addition, the Advisor will seek equity securities of companies that are undervalued as determined by a price/earnings ratio relative to their expected growth rate. To the extent that the SMALL CAP FUND does invest in small issuers, there is the risk that such securities will be less marketable or may be subject to greater fluctuations in price than securities of larger issuers. See "Investment
Risks -- Risks of Investing in Small and Mid-Size Companies" on page 27.


Common stock of companies described above includes rights or warrants for their purchase and securities convertible into common stocks. See "The EQUITY INCOME FUND" for a description of the ratings of the convertible securities to be invested in by the SMALL CAP FUND.


For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes, certificates of deposit and repurchase agreements.



When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.



The SMALL CAP FUND can invest on a "global" basis; as a fundamental policy it may invest in foreign securities if thereafter not more than 20% of its total assets would be invested in the securities of foreign issuers, although there is no requirement that the Fund invest in any foreign securities. See "Securities and Techniques Used by the Funds -- Foreign Securities" on page 23.


THE INTERNATIONAL FUND


The investment objective of the INTERNATIONAL FUND is to provide current income and long-term growth of income, accompanied by growth of capital. The Fund will attempt to achieve its objective by investing at least 65% of its total assets in equity securities in at least three non-U.S. markets. Ordinarily, the Fund will invest in equity securities issued by companies located in some or all of the developed foreign equity markets. These markets generally include 14 markets in Europe as well as Australia, New Zealand, Japan, Hong Kong, Singapore, Malaysia, Canada and South Korea. There are risks associated with investment in foreign securities, as described under "Investment Risks -- Risks of Investing in Emerging Market and Other Foreign Securities" on page 28.


In selecting investments for the Fund, the Advisor will, in general, use the same criteria as those used in selecting investments for the EQUITY INCOME FUND; that is, it will focus on securities that it believes have superior values. The Advisor will generally seek equity securities of companies in each country that have such characteristics as dividend yield greater than the local market average; earnings yield at least three percentage points greater than the country's 10-year government bond yield (or low price-to-earnings ratios relative to the local market), and financial strength.

Under normal market conditions, the INTERNATIONAL FUND will invest at least 80% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest, but have potential for growth unrecognized by the market or changes in business or management that indicate possible growth. The Fund will not invest in foreign fixed-income securities with a maturity in excess of one year.

The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. Any such convertible securities will be securities of an issuer having an outstanding issue of debt securities rated at least A by Moody's or S&P or, if unrated, be of comparable quality in the opinion of the Advisor.


For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes, certificates of deposit and repurchase agreements.



When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.



THE INTERNATIONAL FUND may purchase foreign currency options or enter into forward foreign currency exchange contracts for the purpose of hedging against the effect that currency fluctuations will have on the value of Fund assets or liabilities. See "Securities and Techniques Used by the Funds -- Other Derivative Instruments" on page 26.


THE GLOBAL EQUITY FUND

The investment objective of the GLOBAL EQUITY FUND is to provide current income and long-term growth of income, accompanied by growth of capital. The GLOBAL EQUITY FUND will attempt to achieve its objective by investing in equity securities in at least three different countries, which may include the U.S., but no country, other than the U.S., may represent more than 30% of it's assets.


Ordinarily, the Fund will invest in equity securities issued by companies located in the U.S. and developed foreign equity markets. These markets generally include 14 markets in Europe as well as Australia, New Zealand, Japan, Hong Kong, Singapore, Malaysia, Canada and South Korea. There are risks associated with investment in foreign securities, as described under "Investment Risks -- Risks of Investing in Emerging Market and Other Foreign Securities" on page 28.


In selecting investments for the Fund, the Advisor will generally use the same criteria as those used in selecting investments for the INTERNATIONAL FUND; that is, it will focus on securities that it believes have superior values. The Advisor will generally seek equity securities of companies in each country that have such characteristics as dividend yield greater than the local market average; earnings yield at least three percentage points greater than the country's 10-year government bond yield (or low price-to-earnings ratios relative to the local market), and financial strength.

Under normal market conditions, the GLOBAL EQUITY FUND will invest at least 80% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest, but have potential for growth unrecognized by the market or changes in business or management that indicate possible growth. The Fund will not invest in foreign fixed-income securities with a maturity in excess of one year.

The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. Any such convertible securities will be securities of an issuer having an outstanding issue of debt securities rated at least A by Moody's or S&P or, if unrated, be of comparable quality in the opinion of the Advisor.

The Advisor intends that the Fund normally be fully invested, if sufficient value can be found in global markets. Investments will be made based primarily on the evaluation of each company, rather than characteristics of the country or market in which the company is located.


For liquidity purposes and pending investment of cash receipts, the Fund may invest short-term debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes, certificates of deposit and repurchase agreements.



When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.



The GLOBAL EQUITY FUND may purchase foreign currency options or enter into forward foreign currency exchange contracts for the purpose of hedging against the effect that currency fluctuations will have on the value of Fund assets or liabilities. See "Securities and Techniques Used by the Funds -- Other Derivative Instruments" on page 26.


THE BALANCED INCOME FUND

The investment objective of the BALANCED INCOME FUND is to preserve capital while producing a high total return. The BALANCED INCOME FUND will attempt to achieve this high total return through a combination of income and capital growth. The BALANCED INCOME FUND will attempt to achieve preservation of capital through the investment policies discussed below and through careful selection and supervision of the securities purchased. While not an objective of the Fund, the Advisor's current goal is a return at least 4% greater than the rate of inflation as measured by the Consumer Price Index.


While it is not a fundamental policy, it is expected that the BALANCED INCOME FUND'S assets will be allocated among equity securities, fixed-income securities, and money market obligations. The amount of the BALANCED INCOME FUND'S assets invested in each category of securities is derived from a proprietary model employed by the Advisor as to what relative portions of the Fund's assets in each category will contribute to the achievement of the Fund's objective; however, it is expected that investments in equity securities will comprise at least 20% of the Fund's total assets and fixed-income senior securities will comprise at least 25% of the Fund's total assets, except due to changes in the market value of securities held. In the event that, due to such market value changes, the percentage of the Fund's assets in either such category comprises less than the requisite percentage of the Fund's total assets, the Fund may, but is not required to, purchase additional securities of that category. From inception to the date of this Prospectus, the Fund's allocation to equity securities has ranged from 27% to 59%, and to fixed-income securities has ranged from 41% to 73%.


The BALANCED INCOME FUND attempts to achieve growth of capital through its investment in equity securities. The equity securities that the BALANCED INCOME FUND may purchase consist of common stocks or securities having characteristics of common stocks (such as convertible preferred stocks, convertible debt securities or warrants) of domestic or foreign issuers. In selecting equity securities, the Advisor will generally seek securities of companies that have such characteristics as earnings yield at least 3% greater than the yield on long-term bonds, dividend yield which exceeds the composite yield on the securities comprising the S&P 500, and overall financial strength.


The BALANCED INCOME FUND attempts to earn current income and at the same time reduce the fluctuation in the net asset value of the Fund's shares by investing a portion of its assets in fixed-income securities. The fixed-income securities that the BALANCED INCOME FUND may purchase must be investment grade and will consist of: (1) debt securities maturing in more than one year from the date of purchase that are issued by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) debt securities (such as bonds and debentures) of other domestic or foreign issuers, maturing in more than one year from the date of purchase; (3) preferred stocks of domestic or foreign issuers having an outstanding issue of investment grade debt securities;
(4) mortgage- and other asset-backed securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"); (5) variable and floating rate debt securities (including inverse floaters); (6) debt securities that are convertible into or exchangeable for equity securities; (7) structured debentures, bonds and notes; and (8) repurchase agreements, reverse repurchase agreements and dollar rolls. See "Securities and Techniques Used by the Funds" on page 21.



"Investment grade" means the debt securities have been rated at least (1) Baa by Moody's or BBB by S&P, Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps"); (2) A-2 by S&P, P-2 by Moody's, F-2 by Fitch or D-2 by Duff & Phelps for short-term obligations; or (3) of comparable quality as determined by the Advisor in the case of unrated securities. All ratings are determined at the time of investment. See the Appendix for a description of ratings.



Securities rated Baa are considered by Moody's to have speculative characteristics. For Baa/BBB rated securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. See "Investment Risks" on page 27.



After its purchase by the Fund, a security may be assigned a lower rating or cease to be rated. This would not require the sale of the issue, but the Advisor will consider such an event in determining whether the Fund should continue to hold the security. While not required, it is expected that the average credit quality of the Fund's debt securities will be AA or higher.



The BALANCED INCOME FUND also attempts to earn current income and reduce the fluctuation in the net asset value of its shares by investing a portion of its assets in money market obligations. The money market obligations that the BALANCED INCOME FUND may purchase consist of short-term (i.e., maturing in one year or less from the date of purchase), dollar-denominated debt obligations which are (1) U.S. Government securities; (2) issued by domestic banks; or (3) issued by domestic corporations, if such corporate debt obligations are of investment grade as described above. Money market obligations also include investment grade debt securities that are subject to repurchase agreements.


Because the BALANCED INCOME FUND intends to allocate its assets among equities, fixed-income securities and money market obligations, it may not be able to achieve, at times, a total return as high as that of a portfolio with complete freedom to invest its assets in any one type of security. Likewise, because at least 25% of the BALANCED INCOME FUND'S portfolio will normally consist of debt obligations, the Fund may not achieve the degree of capital appreciation that a portfolio investing solely in equity securities might achieve. Although the BALANCED INCOME FUND intends to invest in fixed-income securities to reduce the price volatility of the Fund's shares, intermediate and long-term debt securities do fluctuate in value more than money market obligations.

For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptance, high quality commercial paper, demand notes, certificates of deposit and repurchase agreements.



When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is inappropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.



The BALANCED INCOME FUND can invest on a "global" basis; as a fundamental policy it may invest in foreign securities if thereafter not more than 20% of its total assets would be invested in the securities of foreign issuers, although there is no requirement that the Fund invest in any foreign securities. See "Securities and Techniques Used by the Funds -- Foreign Securities" on page 23.


THE FIXED-INCOME FUNDS:

THE TOTAL RETURN BOND FUND


The investment objective of the TOTAL RETURN BOND FUND is to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of from two to eight years. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Advisor believes to be relatively undervalued. The Advisor views bonds to be any interest-bearing security that obligates the issuer to pay the bondholder specified sums of money on specified dates and generally requires the issuer to repay the principal amount of the loan at maturity.


THE LOW DURATION FUND


The investment objective of the LOW DURATION FUND is to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of from one to three years. The total rate of return for this Fund is expected to exhibit less volatility than that of a longer duration fixed-income fund such as the TOTAL RETURN BOND FUND.


THE SHORT-TERM INVESTMENT FUND


The investment objective of the SHORT-TERM INVESTMENT FUND is to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities, including long-term securities. The Fund generally seeks to maintain a portfolio duration which will generally not exceed one year. The Fund also seeks to maintain a dollar-weighted average effective maturity which will generally not exceed three year. The Fund is not a money market fund and its share price will fluctuate. The Fund is designed for investors who are willing to accept some fluctuation in principal in order to pursue a higher level of income than is generally available from money market funds. Because its share price may decline from time to time, the Fund is not an appropriate investment for those whose primary objective is absolute principal stability.


INVESTMENT POLICIES OF THE
FIXED-INCOME FUNDS


The TOTAL RETURN BOND FUND, the LOW DURATION FUND and the SHORT-TERM INVESTMENT FUND (the "FIXED INCOME FUNDS") will attempt to achieve their objectives by investing in the following types of securities which may be issued by domestic or foreign entities: (1) U.S. Government securities; (2) corporate debt securities, including bonds, notes and debentures; (3) corporate commercial paper; (4) mortgage- and other asset-backed securities, including CMOs and REMICs; (5) variable and floating rate debt securities (including inverse floaters); (6) structured debentures, bonds and notes; (7) bank certificates of deposit; (8) fixed time deposits and bankers' acceptances; (9) repurchase agreements, reverse repurchase agreements and dollar rolls; (10) preferred stock of issuers whose assets consist of mortgage-backed securities of U.S. Government agencies; (11) debt securities that are convertible into or exchangeable for equity securities ("convertible securities"); (12) obligations of foreign governments or their subdivisions, agencies and instrumentalities; and (13) obligations of international agencies (such as the Agency for International Development) or supranational entities. There is no limitation on the percentage of a Fund's assets that may be committed to any of these types of securities, except to the extent that a security may be deemed to be illiquid. See "Securities and Techniques Used by the Funds" on page 21.



Under normal circumstances, the TOTAL RETURN BOND FUND will invest at least 70% of its net assets in debt instruments rated at least investment grade, i.e., (1) Baa by Moody's or BBB by S&P, Fitch or Duff & Phelps; (2) A-2 by S&P, Prime-2 by Moody's, F-2 by Fitch or D-2 by Duff & Phelps for short-term debt obligations; or (3) of comparable quality as determined by the Advisor in the case of unrated securities. Up to 15% of the TOTAL RETURN BOND FUND'S net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized rating agencies or, if unrated, of comparable quality in the opinion of the Advisor.



Under normal circumstances, the LOW DURATION FUND and the SHORT-TERM INVESTMENT FUND will invest at least 70% of their net assets in securities rated at least:
(1) A by Moody's, S&P, Fitch or Duff & Phelps; (2) A-2 by S&P, Prime-2 by Moody's, F-2 by Fitch or D-2 by Duff & Phelps for short-term debt obligations; or (3) of comparable quality as determined by the Advisor in the case of unrated securities. Up to 10% of the LOW DURATION FUND'S and the SHORT-TERM INVESTMENT FUND'S net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized rating agencies or, if unrated, of comparable quality in the opinion of the Advisor. The remainder of the LOW DURATION FUND'S and the SHORT-TERM INVESTMENT FUND'S investments will be rated Baa or BBB by at least one of these rating agencies or, if unrated, of comparable quality in the opinion of the Advisor.



Securities rated Baa are considered by Moody's to have speculative characteristics. For Baa/BBB rated securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Securities rated below BBB or Baa are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of their obligations and are commonly known as "junk bonds." See "Investment Risks -- Risks of Investing in Fixed-Income Securities" on page 28.



After its purchase by one of the Funds, a security may be assigned a lower rating or cease to be rated. This would not require the sale of the issue, but the Advisor will consider such an event in determining whether the Fund should continue to hold the security in the portfolio.


Each of the FIXED-INCOME FUNDS may invest up to 15% of its net assets in emerging market foreign securities, which are generally considered to be of a credit quality below investment grade.


Each of the FIXED-INCOME FUNDS may invest up to 25% of its total assets in securities of foreign issuers that are denominated in U.S. dollars. Investment by these Funds in securities of foreign issuers that are not denominated in U.S. dollars will be limited to a maximum of 15% of each FIXED-INCOME FUND'S total assets. See "Securities and Techniques Used by the Funds -- Foreign Securities" on page 23.



The FIXED-INCOME FUNDS each invest in a diversified portfolio of fixed-income securities of varying maturities. The effective maturity is the weighted average period over which a security's principal is expected to be paid. Stated maturity is the date when the issuer is scheduled to make the final payment of principal. Effective maturity differs from stated maturity in that it estimates the anticipated effect of expected principal prepayments and call provisions.



The effective maturity of a debt security will be the stated maturity, except
(1) in the case of a security with a call provision, the maturity date will be considered the call date if there is a high probability, in the opinion of the Advisor, that the security will be called, (2) in the case of securities with unconditional put provisions entitling the security holder to receive the security's approximate amortized cost, the maturity will be considered to be the next put date, (3) in the case of mortgage-backed or other amortizing securities, the maturity will be considered to be the average life remaining (the length of time it is expected to take to retire half of the remaining principal through amortizing payments) based on prepayment assumptions that the Advisor believes appropriate, and (4) in the case of a variable or floating rate investment grade security which, in the Advisor's opinion, will have a market value approximating amortized cost on the next interest rate reset date, the maturity will be considered to be the next reset date. However, no FIXED-INCOME FUND will invest more than 5% of its net assets at the time of purchase in floating or variable rate instruments of any one issuer, nor invest more than 20% of its net assets at the time of purchase in floating or variable rate instruments of issuers within the same industry.



The FIXED-INCOME FUNDS each invest in a diversified portfolio of fixed-income securities of varying maturities with a different portfolio "duration." Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in price of a debt security relative to a given change in the market interest rate. Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.



For any fixed-income security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security. A Fund's computation of duration is based on estimated rather than known factors. Thus, there can be no assurance that a particular portfolio duration will at all times be achieved by a Fund.


Duration is used in the management of the Funds as a tool to measure interest rate risk. For example, a Fund with a 2-year duration would be expected to change in value 2% for every 1% move in interest rates. Assuming an expected average duration of 2 years for the LOW DURATION FUND, a 1% decline in interest rates would cause the Fund to gain 2% in price; likewise, a 1% rise in interest rates would produce a decline of 2% in the Fund's price. Assuming an expected average duration of .75 years for the SHORT-TERM INVESTMENT FUND, a 1% decline in interest rates would cause the Fund to gain .75% in price; likewise, a 1% rise in interest rates would produce a decline of .75% in the Fund's price. Assuming an expected average duration of 4.5 years for the TOTAL RETURN BOND FUND, a 1% decline in interest rates would cause the Fund to gain 4.5% in price; likewise, a 1% rise in interest rates would produce a decline of 4.5% in the Fund's price. Other factors such as changes in credit quality, prepayments, the shape of the yield curve and liquidity affect the net asset value of the Funds and may be correlated with changes in interest rates. These factors can exacerbate swings in the Fund's share prices during periods of volatile interest rate changes.

For a more detailed discussion of duration, see "Investment Objectives and Policies -- Duration" in the Statement of Additional Information.

                  SECURITIES AND TECHNIQUES USED BY THE FUNDS
--------------------------------------------------------------------------------

The following provides a summary of the securities and techniques used by the Funds. The Statement of Additional Information contains more detailed information about these investments and the risks associated with them.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. Government securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes, bonds and component parts of notes or bonds (including the principal of such obligations or the interest payments scheduled to be paid on such obligations). U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Banks, Federal Financing Bank, and Student Loan Marketing Association.


All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by FNMA, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.


Among the U.S. Government securities that may be purchased by the Funds are certain "mortgage-backed securities" of GNMA, the Federal Home Loan Mortgage Corporation ("FHLMC") and FNMA. See the discussion of Mortgage-Related Securities on page 25.


CORPORATE AND OTHER OBLIGATIONS

Each Fund may invest in corporate debt securities, variable and floating rate debt securities and corporate commercial paper in the rating categories described above. Floating rate securities normally have a rate of interest which is set as a specific percentage of a designated base rate, such as the rate on Treasury bonds or bills or the prime rate at a major commercial bank. The interest rate on floating rate securities changes periodically when there is a change in the designated base rate. Variable rate securities provide for a specified periodic adjustment in the interest rate based on prevailing market rates.



The BALANCED INCOME FUND and FIXED-INCOME FUNDS may invest in structured debentures and structured notes, which are hybrid instruments with characteristics of both bonds and swap agreements. Like a bond, these securities make regular coupon payments and generally have fixed principal amounts. However, the coupon payments are typically tied to a swap agreement which can be affected by changes in a variety of factors such as exchange rates, the shape of the yield curve and foreign interest rates. Because of these factors, structured debentures and structured notes can display price behavior that is more volatile than and often not correlated to other fixed-income securities.


The BALANCED INCOME FUND and FIXED-INCOME FUNDS may also invest in inverse floaters and tiered index bonds. An inverse floater is a type of derivative that bears a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate of the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed-rate bond. Tiered index bonds are also a type of derivative instrument. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate on the tiered index bond will decrease. In general, the interest rates on tiered index bonds and inverse floaters move in the opposite direction of prevailing interest rates. The market for inverse floaters and tiered index bonds is relatively new. These corporate debt obligations may have characteristics similar to those of mortgage-related securities, but corporate debt obligations, unlike mortgage-related securities, are not subject to prepayment risk other than through contractual call provisions which generally impose a penalty for prepayment.

ASSET-BACKED SECURITIES
The BALANCED INCOME FUND and FIXED-INCOME FUNDS may invest in securities whose principal and interest payouts are backed by, or supported by, any of various types of assets. These assets most typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures.

FOREIGN SECURITIES

Each Fund may invest in foreign securities. Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; and foreign currencies may be stronger or weaker than the U.S. dollar. The Advisor believes that the ability to invest abroad will enable the Funds to take advantage of these differences when they are favorable.


Fixed-income securities that may be purchased by the INTERNATIONAL, GLOBAL EQUITY, BALANCED INCOME and FIXED-INCOME FUNDS include debt obligations issued or guaranteed by foreign governments, their subdivisions, agencies or instrumentalities, or by supranational entities that have been constituted by the governments of several countries to promote economic development, such as The World Bank and The Asian Development Bank. Foreign investment in certain foreign government debt is restricted or controlled to varying degrees.

The FIXED-INCOME FUNDS may invest in fixed-income securities of issuers located in emerging foreign markets. Such markets generally include every country in the world other than the U.S., Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, Singapore, South Korea and most Western European countries. From time to time, emerging markets have offered the opportunity for higher returns but involve a higher level of risk. Accordingly, the Advisor believes that the FIXED-INCOME FUNDS' limited ability to invest in emerging markets throughout the world may enable the Funds to obtain a wider range of attractive investment opportunities. Emerging market securities include securities issued or guaranteed by governments, their agencies, instrumentalities or central banks ("sovereign debt"); securities of issuers organized and operated to restructure the investment characteristics of sovereign debt; securities of banks and other business entities; and securities denominated in or indexed to currencies of emerging markets. These securities include "Brady Bonds," which afford emerging market countries a means to restructure their outstanding commercial bank debt. Foreign governmental issuers of debt or the governmental authorities that control repayment of the debt may be unable or unwilling to repay principal or pay interest when due and all or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

Emerging market securities are generally considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized rating agency. The Advisor seeks to reduce the risk associated with emerging market securities by limiting the amount of such securities held by the Funds, by the depth of its own credit analysis, and evaluation of political, economic, currency and other factors that may be pertinent.


There are risks in investing in emerging market and other foreign securities. See "Investment Risks -- Risks of Investing in Emerging Market and Other Foreign Securities" on page 28.


REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements involving U.S. Government securities with commercial banks or broker-dealers, whereby the seller of a security agrees to repurchase the security on an agreed-upon date in the future. While each Fund intends to be fully "collateralized" as to such agreements, and the collateral will be marked to market daily, if the person obligated to repurchase from the Fund defaults, there may be possible delays and expenses in liquidating the securities subject to the repurchase agreement, a decline in their value and loss of interest.

REVERSE REPURCHASE AGREEMENTS

The BALANCED INCOME FUND and FIXED-INCOME FUNDS may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the limit applicable to borrowings.



DOLLAR ROLLS


The BALANCED INCOME FUND and the FIXED-INCOME FUNDS may use dollar rolls as part of their investment strategy. In a dollar roll, a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same type and coupon) on a specified future date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction.



The BALANCED INCOME FUND and the FIXED-INCOME FUNDS will establish a segregated account with the Custodian in which they will maintain cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to their obligations in respect of dollar rolls. Dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. If the buyer of the securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Dollar rolls are speculative techniques involving leverage and are considered borrowings by the Funds, subject to their limitations on borrowings.


BORROWING

As a fundamental policy, the EQUITY INCOME, MID-CAP, BALANCED INCOME, SMALL CAP, INTERNATIONAL and GLOBAL EQUITY FUNDS may borrow money, but only from banks for temporary or emergency purposes in amounts not exceeding 10% of each Fund's total assets. The FIXED-INCOME FUNDS may borrow for temporary, emergency or investment purposes. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. This is the speculative factor known as leverage.


LOANS OF PORTFOLIO SECURITIES

For the purpose of achieving income, the FIXED-INCOME FUNDS may lend their portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of short-term, high quality debt securities, including U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit, maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.

WHEN-ISSUED SECURITIES
The BALANCED INCOME FUND, INTERNATIONAL FUND, GLOBAL EQUITY FUND and FIXED-INCOME FUNDS may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also establish a segregated account with its custodian in which it will hold cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.

SHORT SALES AGAINST-THE-BOX

Each Fund may make short sales of securities (i.e., sales of securities the Fund does not own) or maintain a short position only if (1) at all times when the short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short (a short sale "against-the-box"); and (2) not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. Short sales against-the-box will be made primarily to defer realization of gain or loss for federal income tax purposes.



REAL ESTATE INVESTMENT TRUSTS


Each Fund may invest in securities of real estate investment trusts or REITs. Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than direct ownership of a handful of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.


MORTGAGE-RELATED SECURITIES

The BALANCED INCOME FUND and the FIXED-INCOME FUNDS may invest in mortgage-related securities, including mortgage pass-through securities and collateralized mortgage obligations. Mortgage pass-through securities are securities representing interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). For a discussion of certain risks associated with investment in mortgage-related securities, including their volatility, see "Investment Risks -- Risks of Investing in Fixed-Income Securities" on page 28.


Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations ("CMOs"), including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"), are hybrid instruments with characteristics of both bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of securities guaranteed by GNMA, FHLMC or FNMA or of mortgage pass-through securities created by non-governmental issuers. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.

Other mortgage-related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals, stripped mortgage-backed securities, variable rate securities (including inverse floaters), or tiered index bonds and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities are derivative, multi-class mortgage securities. The BALANCED INCOME FUND and the FIXED-INCOME FUNDS may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yields to maturity on IOs and POs are sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than expected prepayments of principal, the yield on POs could be materially adversely affected. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The BALANCED INCOME FUND and the FIXED-INCOME FUNDS also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

CMOs and other mortgage-related securities that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities for purposes of applying a Fund's diversification tests. Generally, the entity that has the ultimate responsibility for the payment of interest and principal on a security is deemed to be the issuer of an obligation.

OTHER DERIVATIVE INSTRUMENTS

In addition to the asset-backed securities and mortgage-related securities (including tiered index bonds and inverse floaters) which may be purchased only by the BALANCED INCOME FUND and the FIXED-INCOME FUNDS, all Funds may utilize certain other financial instruments whose performance is derived from the performance of an underlying asset ("derivatives"). The Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies, and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with other institutional investors with respect to foreign currencies, interest rates, and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices, for liquidity or as part of their overall investment strategies. Each Fund will maintain segregated accounts consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options, futures contracts and swap agreements to avoid leveraging of the Fund. See "Investment Risks -- Risks of Using Certain Derivatives" on page 29.


The Funds may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities for the purpose of hedging against changes in the value of securities which a Fund owns or anticipates purchasing due to anticipated changes in interest rates. The Funds also may engage in currency exchange transactions by means of buying or selling foreign currency on a spot basis, entering into forward foreign currency exchange contracts, and buying and selling foreign currency options, futures and options on futures. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Funds' investment or anticipated investment in securities denominated in foreign currencies. A Fund will not enter into futures contracts or options thereon for non-hedging purposes if, immediately thereafter, the aggregate initial margin deposits on the Fund's futures positions and premiums paid for options thereon would exceed 5% of the liquidation value of the Fund's total assets. There is no other percentage limitation on a Fund's use of options, futures and options thereon, except for the limitation on foreign currency option contracts described below.

Also, the Funds may enter into interest rate, index and currency exchange rate swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. In a standard swap agreement, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment or investments. Swap agreements are subject to the Funds' overall limit that no more than 15% of net assets may be invested in illiquid securities, and a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

The Funds may purchase foreign currency options or enter into forward foreign currency exchange contracts for the purpose of hedging against the effect that currency fluctuations will have on the value of Fund liabilities, such as known or expected redemptions or the payment of any declared dividends. During the coming year, no Fund will enter into foreign currency option contracts if the premiums on such options exceed 5% of the Fund's total assets. See "Investment Objectives and Policies -- Derivative Instruments" in the Statement of Additional Information.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------


The investment practices described above involve certain risks. The net asset value of any of the Funds may increase or decrease for many reasons. These include changes in the market prices of portfolio securities. This means an investor's shares may be worth more or less at redemption than at the time of purchase. The following provides a summary of the more significant risks associated with investing in the Funds. The Statement of Additional Information contains more detailed information about these investments and the risks that are associated with them.


RISKS OF INVESTING IN SMALL AND MID-SIZE COMPANIES

The MID-CAP FUND and SMALL CAP FUND invest a significant proportion of their assets in the securities of small and medium-size companies. Investment in small and medium-size companies involve greater risk than is customarily associated with more established companies. These companies often have sales and earnings growth rates which exceed those of large companies. Such growth rates may in turn be reflected in more rapid share price appreciation. However, smaller companies often have limited operating histories, product lines, markets, or financial resources, and they may be dependent upon one-person management. These companies may be subject to intense competition from larger entities, and the securities of such companies may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of larger companies or the market averages in general. Therefore, the net asset values of the MID-CAP and SMALL CAP FUNDS' shares may fluctuate more widely than the popular market averages.

RISKS OF INVESTING IN EMERGING MARKET AND OTHER FOREIGN SECURITIES

Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (1) currency devaluations and other currency exchange rate fluctuations; (2) political uncertainty and instability; (3) more substantial government involvement in the economy; (4) higher rates of inflation; (5) less government supervision and regulation of the securities markets and participants in those markets; (6) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; (7) greater price volatility; (8) substantially less liquidity and significantly smaller capitalization of securities markets;
(9) absence of uniform accounting and auditing standards; (10) generally higher commission expenses; (11) delay in settlement of securities transactions; and
(12) greater difficulty in enforcing shareholder rights and remedies.


RISKS OF INVESTING IN
FIXED-INCOME SECURITIES
The Funds which invest in fixed-income securities are subject primarily to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in bond price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to changes in interest rates than bonds with shorter maturities. Credit risk is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund.


Each of the FIXED-INCOME FUNDS may invest in longer-term fixed-income securities. Under normal circumstances, the SHORT-TERM INVESTMENT FUND will invest in long-term fixed-income securities only if the securities amortize, have call provisions or otherwise have characteristics which cause the effective maturity and duration of the securities to be significantly less than typical long-term securities. If interest rates rise while the Fund holds these securities, the effective maturity and duration of such securities may increase substantially, which could require the Fund to sell the securities at losses in order to maintain its targeted duration and dollar-weighted average effective maturity.



Each of the FIXED-INCOME FUNDS may invest in securities denominated in currencies other than the U.S. dollar. To the extent any of such Funds do so, their net asset values may be adversely affected by unfavorable changes in the exchange rates for such currencies relative to the dollar.


The BALANCED INCOME FUND and FIXED-INCOME FUNDS may invest in mortgage- and asset-backed securities. The yield characteristics of mortgage-backed and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity. Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.


The BALANCED INCOME FUND and FIXED-INCOME FUNDS may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest only ("IO") and principal only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in a Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade. Certain of the stripped mortgage- and asset-backed securities held by the Funds are considered to be illiquid under guidelines established by the Trustees.

The FIXED-INCOME FUNDS and, to a limited extent, the EQUITY INCOME FUND may invest a portion of their assets in non-investment grade debt securities, commonly referred to as "junk bonds." Low-rated and comparable unrated securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, low-rated and comparable unrated securities tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and a Fund's ability to sell particular securities.

RISKS OF USING CERTAIN DERIVATIVES

Participation in the options or futures markets involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Advisor's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) dependence on the Advisor's ability to predict correctly movements in the direction of interest rates and securities prices;
(2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the absence of a liquid secondary market for any particular instrument at any time; (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain "cover" or segregate securities in connection with hedging transactions. The loss from investing in futures transactions is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options thereon in which a Fund may invest. See "Investment Objectives and Policies -- Derivative Instruments" in the Statement of Additional Information.

                       PRINCIPAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


Each Fund is subject to certain investment restrictions which are fundamental policies. Fundamental policies are those that cannot be changed without the approval of a majority (as defined in the 1940 Act) of that Fund's outstanding voting securities. Each Fund's investment objective is a fundamental policy. Among its restrictions, a Fund may not (1) with respect to 75% of its total assets, invest more than 5% of its total assets (determined at the time of investment) in securities of any one issuer (other than U.S. Government securities); (2) with respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer; or (3) invest more than 25% of its total assets (determined at the time of investment) in one or more issuers having their principal business activities in a single industry. Additional information about each Fund's investment restrictions is contained in the Statement of Additional Information. It is the position of the Securities and Exchange Commission that open-end investment companies such as the Funds should not make certain investments if thereafter more than 15% of the value of their net assets would be invested in these securities. As a matter of operating policy (though not a fundamental policy), the Funds limit such investments to no more than 15% of the value of their net assets. The investments in this 15% limit include: (1) those which are restricted, i.e., those which cannot freely be sold for legal or contractual reasons; (2) fixed time deposits subject to withdrawal penalties (other than overnight deposits); and (3) repurchase agreements having a maturity of more than seven days. The 15% limitation does not include obligations which are payable at principal amount plus accrued interest within seven days after purchase.


                          ORGANIZATION AND MANAGEMENT
--------------------------------------------------------------------------------

ORGANIZATION AND VOTING RIGHTS

The Trust was organized on August 22, 1984 as a Massachusetts business trust. It is a diversified, open-end, management investment company currently consisting of ten separate series. The Trust's Board of Trustees decides on matters of general policy and reviews the activities of the Advisor, and the Trust's officers conduct and supervise the daily business operations of the Trust. Each Fund is a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may, at its own discretion, create additional series of shares and classes within series.

Generally, the Funds will not hold an annual meeting of shareholders unless required by the 1940 Act. Shareholders have one vote per share owned. Matters submitted to shareholders must be approved by a majority of the outstanding securities of each Fund, unless it is clear that the interests of each Fund in the matter are identical or the matter does not affect a Fund. At the request of the holders of at least 10% of the shares, the Trust will hold a meeting to vote on the removal of a Trustee, which can occur by a vote of a majority of the outstanding shares. Ten shareholders holding the lesser of $25,000 worth or one percent of a Fund's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communications to all other shareholders.

THE INVESTMENT ADVISOR

HOTCHKIS AND WILEY is located at 800 West 6th Street, Los Angeles, California 90017, acts as investment advisor to the Funds and generally administers the affairs of the Trust. The Advisor is a division of The Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P., and a separate business unit of Merrill Lynch & Co., a financial services holding company incorporated in Delaware. Subject to the direction and control of the Board of Trustees, the

Advisor supervises and arranges the purchase and sale of securities held in the portfolios of the Funds.


For the services of the Advisor to the Funds other than the Fixed-Income Funds, the Advisor is paid a fee, computed daily and payable monthly, at an annual rate of 0.75% of each Fund's average daily net assets. This fee is higher than that paid by most mutual funds, but does not reflect the reimbursement of certain of the Funds' expenses as described below.



The Advisor is paid a fee, computed daily and payable monthly, at an annual rate of 0.55% of the TOTAL RETURN BOND FUND'S average daily net assets.



The Advisor is paid a fee, computed daily and payable monthly, at an annual rate of 0.46% of the LOW DURATION FUND'S average daily net assets.



The Advisor is paid a fee, computed daily and payable monthly, at an annual rate of 0.40% of the SHORT-TERM INVESTMENT FUND'S, average daily net assets under $100,000,000, 0.35% of the Fund's average daily net assets from $100,000,000 up to $250,000,000, 0.30% of the Fund's average daily net assets from $250,000,000 up to $500,000,000, and 0.25% of the Fund's average daily net assets over $500,000,000.



In addition to the fee payable to the Advisor, each Fund is responsible for its operating expenses including: (1) interest and taxes; (2) brokerage commissions;
(3) insurance premiums; (4) compensation and expenses of the Trust's Trustees other than those affiliated with the Advisor; (5) legal and audit expenses; (6) fees and expenses of the Fund's custodian and any subcustodian, shareholder servicing or transfer agent and accounting services agent; (7) expenses incident to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends; (8) fees and expenses incident to the registration under federal or state securities laws of the Trust or its shares; (9) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Trust; (10) all other expenses incident to holding meetings of the Trust's shareholders; (11) dues or assessments of or contributions to the Investment Company Institute or any successor; and (12) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations which the Trust may have to indemnify its officers and Trustees with respect thereto.



Although not required to do so, the Advisor has agreed to reimburse each Fund to the extent necessary so that the regular annual operating expenses of a Fund (other than the FIXED-INCOME FUNDS) will not exceed 1% of the Fund's average daily net assets. The Advisor has agreed to limit the regular annual operating expenses of the TOTAL RETURN BOND FUND to 0.65%, the LOW DURATION FUND to 0.58% and the SHORT-TERM INVESTMENT FUND to 0.48% of each Fund's average daily net assets. The Advisor will give shareholders at least 30 days' notice of any decision to change this reimbursement policy.


The Advisor also manages individual investment advisory accounts. The Advisor credits the fees charged to individual advisory accounts by the amount of the investment advisory fee and expenses charged to that portion of the client's assets that are invested in any Fund.


The Advisor is allowed to allocate brokerage based on sales of shares of funds managed by the Advisor but has not done so yet.


THE ADMINISTRATOR
Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as administrator to the Trust pursuant to a Fund Administration Servicing Agreement.

PORTFOLIO MANAGERS

The portfolio managers have responsibility for the day-to-day management of the Funds' portfolios.


EQUITY INCOME FUND

The current portfolio managers of the Equity Income Fund are Gail Bardin and Sheldon Lieberman. Ms. Bardin is a managing director of the Advisor. She began co-managing the Fund in April 1994. Ms. Bardin has been a portfolio manager of the Advisor since 1988. Mr. Lieberman joined the Advisor in 1994 and began co-managing the Fund in August 1997. Prior to joining the Advisor, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association.

MID - CAP FUND

The current portfolio managers of the MID-CAP FUND are Michael Baxter and Jim Miles. They have served as portfolio managers of the Fund since its inception in January 1997. Mr. Baxter is a managing director and has been a portfolio manager of the Advisor since 1990. Mr. Miles is a portfolio manager and joined the Advisor in May 1995. Prior to joining the Advisor, Mr. Miles was with BT Securities Corporation (an affiliate of Bankers Trust New York Corporation) as vice president in the BT Securities Finance Group from 1988 to 1995.


SMALL CAP FUND

The current portfolio managers of the SMALL CAP FUND are Jim Miles and David Green. Mr. Miles began co-managing the Fund in May 1995 when he joined the Advisor. Mr. Miles' background is described under "MID-CAP FUND" above. Mr. Green joined the Advisor in 1997. Prior to joining the Advisor, Mr. Green was associated with Goldman Sachs Asset Management, where he had worked as an investment analyst from November 1995. Prior to that, he was an investment manager and analyst with Prudential Investment Advisors.


INTERNATIONAL FUND

The current portfolio managers of the INTERNATIONAL FUND are Sarah Ketterer, Harry Hartford and David Chambers, portfolio managers of the advisor. Ms. Ketterer is a managing director of the Advisor and has served as portfolio manager of the Fund since its inception in October 1990. Prior to joining the Advisor, Ms. Ketterer was with Bankers Trust Company as an Associate from 1987 to 1990 and a Financial Analyst with Dean Witter Reynolds from 1983 to 1985. Mr. Hartford has served as a portfolio manager of the Fund since May 1994. Prior to joining the Advisor, Mr. Hartford was with the Investment Bank of Ireland as a Senior Manager, International and Global Equities, from 1985 to 1994. Mr. Chambers has served as a portfolio manager of the Fund since October 1996. Prior to joining the Advisor, Mr. Chambers was with Baring Asset Management, Inc. as Senior Vice President, Global Equities from 1992 to 1995 and Baring Brothers, London, England as Assistant Director, Corporate Finance from 1990 to 1991.


GLOBAL EQUITY FUND

The current portfolio managers of the GLOBAL EQUITY FUND are Sarah Ketterer and Patricia McKenna. They have served as portfolio managers of the Fund since its inception in January 1997. Ms. Ketterer's background is described under "INTERNATIONAL FUND" above. Prior to joining the Advisor in July 1995, Ms. McKenna was with Trust Company of the West as an Equity Research Analyst from 1992 to 1995 and Fieldstone Private Capital Group where she was responsible for structuring private placements and tax leases from 1990 to 1992.


BALANCED INCOME FUND

The current portfolio managers of the BALANCED INCOME FUND are Roger DeBard and Michael Sanchez. Mr. DeBard has responsibility for the day-to-day management of the equity portion of the Fund's portfolio. Mr. DeBard is a managing director of the Advisor and has served as portfolio manager of the Fund since its inception in August 1985. Mr. DeBard and Mr. Sanchez have responsibility for the day-to-day management of the fixed-income portion of the Fund's portfolio. Mr. Sanchez has served as a portfolio manager of the Fund since joining the Advisor in August 1996. Prior to joining the Advisor, Mr. Sanchez was with Provident Investment Counsel as a Senior Vice President and portfolio manager from 1991 to 1995 and with ARCO Investment Management Company as Director of Fixed Income Investments from 1988 to 1991.


FIXED-INCOME FUNDS

The current portfolio managers of the FIXED-INCOME FUNDS are Roger DeBard, Michael Sanchez and John Queen. Mr. DeBard and Mr. Sanchez have served as portfolio managers for the Funds since August 1996 and their backgrounds are described under "BALANCED INCOME FUND" above. Mr. Queen joined the Advisor in 1997. Prior to joining the Advisor, Mr. Queen was associated with the Capital Group, as a member of an analyst team responsible for $8 billion in fixed-income assets.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment in each Fund is $10,000. There is no minimum subsequent investment. The Trust reserves the right to waive its minimum investment requirements.

INVESTING BY WIRE
Investors may invest in any Fund by wiring the amount to be invested to HOTCHKIS AND WILEY FUNDS in care of Firstar Trust Company ("Transfer Agent"), at the following address:

     Firstar Bank
       ABA #0750-00022
     For credit to Firstar Trust Company
       Account #112-952-137
     For further credit to HOTCHKIS AND WILEY FUNDS
       [Name of Fund]
       Account # [Shareholder account number]


Prior to wiring any funds, the shareholder should call 800-236-4479 to notify the Trust of the wire to insure proper credit when the wire is received. If the wire represents an initial investment, the investor should mail an application form to the Transfer Agent by regular mail to:


     Firstar Trust Company
     P.O. Box 701
     Milwaukee, Wisconsin 53201-0701

or by express, registered or certified mail to:

     Firstar Trust Company
     615 East Michigan Avenue, 3rd Floor
     Milwaukee, Wisconsin 53202


INVESTING BY MAIL

Investors may also purchase shares by sending a check or money order payable to HOTCHKIS AND WILEY FUNDS, together with the application form to the address above.

Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of a Fund will be purchased for the account of the investor at the net asset value next determined after receipt by the Transfer Agent, or an authorized sub-agent, of the investor's check or money order. The Trust will not accept cash, drafts or third party checks. In the event a check is not honored by the investor's bank, the investor will be liable for any loss sustained by the Fund, as well as a service charge imposed by the Transfer Agent in the amount of $20. Forms for additional contributions by check or change of address are provided on account statements.

AUTOMATIC INVESTMENT PLAN (AIP)
The Trust offers an AIP whereby a shareholder may purchase shares on a regular scheduled basis ($50 minimum per transaction up to four times per month.) Under the AIP, the shareholder's designated bank account is debited a preauthorized amount and applied to purchase shares. The financial institution must be a member of the ACH network. There is no charge for this service. A $20 fee will be charged by the transfer agent if there are insufficient funds in the account at the time of the scheduled transaction. The program will automatically terminate upon redemption of all shares in an account.

ADDITIONAL INFORMATION ABOUT INVESTMENT PURCHASES
The Trust may also accept orders from certain qualified institutions, with payment made to the Fund at a later time. The Advisor is responsible for insuring that such payment is made on a timely basis. A broker-dealer which effects such a purchase for an investor may charge the investor a reasonable service fee, no part of which will be paid to the Fund or the Advisor.

The Advisor may make payments out of its own resources to dealers and other persons who distribute shares of the Funds.

The Trust does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services does not constitute receipt by the Transfer Agent.

The Trust reserves the right to suspend the offering of shares for a period of time, and it reserves the right to reject any specific purchase order.

Shareholder inquiries should be directed to the Trust at 800-236-4479.

                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

REDEEMING BY MAIL
A shareholder wishing to redeem shares may do so at any time by delivering written instructions by regular mail to the Transfer Agent at P.O. Box 701, Milwaukee, Wisconsin 53201-0710. If you would like to send your redemption request via overnight mail to the Transfer Agent, the address is 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. The redemption request should identify the Fund, the account name, the account number, the number of shares or dollar amount to be redeemed and be signed by all registered owners exactly as the account is registered. The redemption request will not be accepted unless it contains all required documents in proper form, as described below. If the request is in proper form, the shares will be redeemed at the net asset value next determined after receipt of the request by the Transfer Agent.

REDEEMING BY TELEPHONE

You may redeem shares (minimum of $1,000 per transaction) by telephone and have the proceeds wired to the bank account or mailed to the address as stated on the Transfer Agent's records. In order to redeem by telephone, you must select the appropriate box on the account application and shares must be held in non-certificate form. In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Trust. The request must be signed by each shareholder of the account, with the signatures guaranteed as described below. Once this feature has been requested, shares may be redeemed by calling Investor Services at 800-236-4479 and giving the account name, account number, and amount of redemption. Joint accounts require only one of the shareholders to telephone. A signature guarantee is required for any redemption where the account address has been changed within the prior 15 days.


If an investor redeems shares by telephone and requests wire payment, payment of the redemption proceeds will normally be made in federal funds on the next business day provided that the redemption order is received by the Transfer Agent before 3:00 p.m. (Central time).

PROPER FORM

If any shares being redeemed are represented by share certificates, the certificates must be returned. The certificates must either be endorsed or accompanied by a stock power signed by the registered owners, exactly as the certificates are registered. If the proceeds of any redemption (1) exceed $50,000; (2) are paid to a person other than the record owner; (3) are sent to an address or bank account other than as shown on the Transfer Agent's records; or (4) are paid to a corporation, a partnership, trust or fiduciary, the signatures on the redemption request and on the certificates, if any, must be guaranteed. You may obtain a signature guarantee from: (1) a bank which is a member of the FDIC; (2) a trust company; (3) a member firm of a national securities exchange; or (4) another eligible guarantor institution. Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature Guaranteed." The Transfer Agent will not accept signature guarantees from notaries public. Additional documents may be required from corporations or other organizations, fiduciaries or anyone other than the shareholder of record. Any questions concerning documents needed should be directed to 800-236-4479.

PAYMENTS

After the Transfer Agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within three business days. Payment may be delayed under circumstances specified in the 1940 Act. Payment will be sent only to shareholders at the address of record. In addition, if the shares being redeemed were purchased by check, the Trust reserves the right to delay up to 12 days payment of the redemption proceeds until it is satisfied that the check has been honored by the investor's bank.



If the redemption proceeds are to be mailed or wired to the shareholder's bank account, the bank must be a commercial bank located within the United States.



ADDITIONAL INFORMATION ABOUT REDEMPTIONS


The redemption privilege may be modified or terminated at any time on thirty days' notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to redeem or exchange by telephone will be required to provide their account number. All such telephone transactions will be tape recorded and confirmed in writing to the shareholder. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. IN ALL OTHER CASES, THE SHAREHOLDER IS LIABLE FOR ANY LOSS FOR UNAUTHORIZED TRANSACTIONS.



In periods of severe market or economic conditions, the telephone redemption of shares may be difficult to implement and shareholders should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason a shareholder is unable to redeem by telephone, shareholders should
redeem shares by writing to the Transfer Agent at the address shown on page   .


REDEMPTION IN KIND
If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of that Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

REDEMPTION OF SMALL ACCOUNTS
The Board of Trustees may redeem all of the shares of any shareholder whose account has declined to a net asset value of less than $1,000, as a result of a transfer or redemption, at the net asset value determined as of the close of business on the business day preceding the sending of the proceeds of such redemption. The Trust would give shareholders whose shares were being redeemed 60 days' prior written warning in which to purchase sufficient shares to avoid such redemption.

REPURCHASES
The Trust may accept orders for the repurchase of its shares from certain qualified institutions. Such an institution may charge the shareholder a fee for its services. The Trust may also waive or modify its requirements as to proper form for such institutions.

WITHHOLDING

The Funds may be required to withhold federal income tax, at a rate of 31%, from proceeds of redemptions, if the shareholder is subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld.

                             HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Shareholders are permitted to exchange their shares in a Fund for shares of other Funds in the Trust, provided that such shares may legally be sold in the state of the investor's residence. Shares subject to an exchange must have a current value of at least $1,000.

BY MAIL
A shareholder wishing to exchange shares may do so at any time by delivering written instructions by regular mail to the Transfer Agent at P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by overnight mail to the Transfer Agent at 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53201-0701. The exchange request should identify the account name, account number and the number of shares to be exchanged. The exchange request should be signed by all registered owners exactly as the account is registered.

BY TELEPHONE

Shareholders are permitted to exchange their shares in a Fund for shares of other Funds in the Trust by telephone provided that the shareholder has selected the appropriate box on the Account Application, and shares are held in non-certificate form. Telephone exchange requests should be directed to Investor Services at 800-236-4479. In order to arrange for telephone exchange after an account has been opened, a written request must be sent to the Transfer Agent at its address listed above. The request must be signed by each shareholder of the account, with the signatures guaranteed as described above. In order to request an exchange by telephone, an investor must give the account name, account number and the amount or number of shares to be exchanged.


ADDITIONAL INFORMATION ABOUT INVESTMENT EXCHANGES
For purposes of processing exchanges, the value of the shares redeemed and the value of shares acquired are the net asset values of such shares next computed after receipt of the exchange order. An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange.

The Funds reserve the right to reject any exchange request and the exchange privilege may be modified or terminated at any time on 30 days' notice to shareholders. In periods of severe market or economic conditions, the telephone exchange of shares may be difficult to implement and shareholders should redeem shares by writing to the Transfer Agent at the address listed above.

In an effort to prevent unauthorized or fraudulent exchange requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to exchange by telephone will be required to provide their account number. All such telephone transactions will be tape recorded and confirmed in writing to the shareholder. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. IN ALL OTHER CASES, THE SHAREHOLDER IS LIABLE FOR ANY LOSS FOR UNAUTHORIZED TRANSACTIONS.

                            DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

The SMALL CAP FUND expects to pay income dividends, if any, annually; the EQUITY INCOME and BALANCED INCOME FUNDS expect to pay income dividends quarterly; the MID-CAP, INTERNATIONAL and GLOBAL EQUITY FUNDS expect to pay income dividends semi-annually; and the FIXED-INCOME FUNDS expect to declare income dividends daily and pay them monthly to shareholders.

Distributions from net realized short-term gains, if any, and distributions from any net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) realized through October 31st of each year and not previously paid out will be paid out after that date; each Fund may also pay supplemental distributions after the end of the Trust's fiscal year. Dividends and distributions are paid in full and fractional shares of each Fund based on the net asset value per share at the close of business on the record date, unless the shareholder requests, in writing to the Trust, payment in cash. The Trust will notify each shareholder after the close of its fiscal year of both the dollar amount and the tax status of that year's distributions.


[The MID-CAP FUND and GLOBAL EQUITY FUND intend to elect to qualify and remain qualified as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code").] Each other Fund has qualified as a regulated investment company during the last taxable year, and each intends to do so in the future. Each Fund is taxed as a separate entity under Subchapter M and qualifies on a separate basis. If so qualified, each Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year which it distributes to its shareholders provided that at least 90% of its net investment income earned in the fiscal year is distributed.


All dividends from net investment income together with distributions of short-term capital gains (collectively, "income dividends"), will be taxable as ordinary income to the shareholders even though paid in additional shares. Any net capital gains ("capital gains distributions") distributed to shareholders are taxable as long-term capital gains to the shareholders regardless of the length of time a shareholder has owned his shares.

The Code provides for a dividends-received deduction (the "deduction") by corporations. Special provisions are contained in the Code as to the eligibility of dividends for the deduction. The basic test under the Code for determining the extent to which the dividends paid by each Fund are eligible for the deduction is the extent to which the Fund's income is derived from qualifying dividends received from domestic corporations. See "Dividends and Tax Status" in the Statement of Additional Information for additional information about the deduction.

Dividends and interest received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, and foreign countries generally do not impose taxes on capital gains on investments by foreign investors. If more than 50% of the value of the INTERNATIONAL and GLOBAL EQUITY FUNDS' total assets at the close of their taxable year consists of securities of foreign corporations, the Funds may elect to enable shareholders of the Funds to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by the Funds.

Any gain or loss realized upon a sale or redemption of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. Any such loss, however, on shares that are held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder.

The Funds may be required to impose backup withholding at a rate of 31% from income dividends and capital gains distributions and upon payment of redemption proceeds if provisions of the law relating to the furnishing and certification of taxpayer identification numbers and reporting of dividends are not complied with by a shareholder.


                                NET ASSET VALUE
--------------------------------------------------------------------------------


The net asset value per share of each Fund is determined on each day that the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). The net asset value per share is the value of the Fund's assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of a Fund's portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost. See "Net Asset Value" in the Statement of Additional Information for further information.


                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Funds may quote average annual total return ("standardized return") in advertisements or promotional materials. Advertisements and promotional materials reflecting standardized return ("performance advertisements") will show percentage rates reflecting the average annual change in the value of an assumed initial investment in a Fund at the end of one, five and ten year periods. If such periods have not yet elapsed, data will be given as of the end of a shorter period corresponding to the duration of the Fund. Standardized return assumes the reinvestment of all dividends and capital gain distributions.

The FIXED-INCOME FUNDS also may refer in advertising and promotional materials to yield. The Funds' yield shows the rate of income that a Fund earns on its investments, expressed as a percentage of the net asset value of Fund shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of Fund shares outstanding, and expressing the result as an annualized percentage based on the net asset value at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in the Fund's financial statements.

In addition to standardized return, performance adver-tisements also may include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year by year rates or any combination thereof. Further performance information is contained in the Funds' annual reports to shareholders, which may be obtained without cost.

All data included in performance advertisements will reflect past performance and is not indicative of future results. The investment return and principal value of an investment in a Fund will fluctuate, and an investor's proceeds upon redeeming Fund shares may be more or less than the original cost of the shares.

                              GENERAL INFORMATION
--------------------------------------------------------------------------------

The Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. While Massachusetts law permits a shareholder of a trust such as this to be held personally liable as a partner under certain circumstances, the risk of a shareholder incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.


Common expenses incurred by the Trust are allocated among the Funds based upon
(1) relative net assets; (2) as incurred on a specific identification basis; or
(3) evenly among the Funds, depending on the nature of the expenditure.



Except for (1) changes which do not adversely affect the rights of Trust shareholders; (2) a change in the name of the Trust, or a series or class thereof; (3) authorization of a new series or class; (4) changes to supply any omission or correct any ambiguous or defective provision; or (5) changes required by any federal or state or similar regulatory authority or required by the Code to eliminate or reduce any federal, state or local taxes which may be payable by a Fund or its shareholders, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of at least 67% of the Trust's outstanding shares at a meeting at which more than 50% of its outstanding shares are present in person or represented by proxy. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above.


The Trust's custodian is Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202 and its subcustodian for foreign securities is The Chase Manhattan Bank, N.A., Four Chase MetroTech Center, Brooklyn, New York 11245.


As of June 30, 1997, the Retirement Plan for Employees of Texas Utilities Company System owned 26.47% of the BALANCED INCOME FUND and may be deemed to be a controlling person of that Fund. As of June 30, 1997, United Airlines, Inc. Group Administration Trust beneficially owned 30.75% of the outstanding shares of the SHORT-TERM INVESTMENT FUND and may be deemed to be a controlling person of that Fund. As of June 30, 1997, Mr. John F. Hotchkis, Trustee of the Funds and Chairman of the Advsior, through personal and trust accounts for the benefit of certain family members, owned 27.00% of the SMALL CAP FUND and may be deemed to be a controlling person of that Fund. As of June 30, 1997, YMCA of Metropolitan Los Angeles owned 34.74% of the TOTAL RETURN BOND FUND and may be deemed to be a controlling person of that Fund. As of June 30, 1997, Mr. John F. Hotchkis owned 42.07% of the GLOBAL EQUITY FUND and may be deemed to be a controlling person of that Fund.

                       APPENDIX -- DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE
----------------------------------------------------------
BOND RATINGS:

"AAA" -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"AA" -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of that generic rating category.

"A" -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

"BAA" -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"BA" -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

----------------------------------------------------------
SHORT-TERM DEBT RATINGS:

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.


"PRIME-1" -- Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.



"PRIME-2" -- Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.


STANDARD & POOR'S
RATINGS GROUP
----------------------------------------------------------
BOND RATINGS:

"AAA" -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA" -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

"A" -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

"BBB" -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

----------------------------------------------------------
COMMERCIAL PAPER RATINGS:

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

"A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

"A-2" -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH INVESTORS SERVICE, INC.
----------------------------------------------------------
BOND RATINGS:

The following summarizes the ratings used by Fitch for corporate bonds:

"AAA" -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA" -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

"A" -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB" -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

"BB" -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

"B" -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

PLUS (+) MINUS (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

----------------------------------------------------------
SHORT-TERM DEBT RATINGS:

"F-1+" -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1" -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

"F-2" -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

DUFF & PHELPS
CREDIT RATING CO.
----------------------------------------------------------
BOND RATINGS:

The following summarizes the ratings used by Duff & Phelps for long-term debt:

"AAA" -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA+," "AA," "AA-" -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A+," "A," "A-" -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB+," "BBB," "BBB-" -- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

"BB+," "BB," "BB-" -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

"B+," "B," "B-" -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

----------------------------------------------------------
SHORT-TERM DEBT RATINGS:

"D-1+" -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1-" -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" -- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                            HOTCHKIS AND WILEY FUNDS
                              ACCOUNT APPLICATION
--------------------------------------------------------------------------------

For individual, custodial, trust, profit-sharing or pension plan accounts. Do not use this form for IRA's -- a special form is available from the Funds. For information please call 1-800-236-4479.

ACCOUNT REGISTRATION

--------------------------------------------------------------------------------
Name of Owner(s) (Individual, Joint, Custodian, Company or Trustee)

--------------------------------------------------------------------------------
Mailing Address

--------------------------------------------------------------------------------
City                                                   State  Zip

--------------------------------------------------------------------------------
Daytime Telephone Number

--------------------------------------------------------------------------------
Social Security Number or Taxpayer Identification Number

Citizen of [ ] United States [ ] Other (specify)
------------------------------------------------------

FUND SELECTION    Please indicate the amount you wish to invest in each fund you check.

    [ ] EQUITY INCOME FUND        $                  [ ] BALANCED INCOME FUND      $
                                  -------------                                    -------------
    [ ] MID-CAP FUND              $                  [ ] TOTAL RETURN BOND FUND    $
                                  -------------                                    -------------
    [ ] SMALL CAP FUND            $                  [ ] LOW DURATION FUND         $
                                  -------------                                    -------------
    [ ] INTERNATIONAL FUND        $                  [ ] SHORT-TERM INVESTMENT FUND $
                                  -------------                                    -------------
    [ ] GLOBAL EQUITY FUND        $
                                  -------------

INVESTMENT INFORMATION    Please indicate the amount you wish to invest ($10,000
minimum).

[ ] By check made payable to Hotchkis and Wiley Funds $
-------------
[ ] By wire. (See section on "How to Purchase Shares")
    Indicate date and amount of wire: Date
   ------------------------------  $ ---------------

DISTRIBUTION OPTIONS Distributions will be reinvested in additional shares unless one of the following boxes is checked.

[ ] Send me a check for all dividends and distributions.
[ ] Send me a check for dividends, but reinvest capital gain distributions.

AUTOMATIC INVESTMENT PLAN    Add to your Hotchkis and Wiley Fund account
automatically and regularly. Complete below and each month Hotchkis and Wiley will deduct money from your bank checking account to purchase additional shares for you. Your bank must be an Automated Clearing House (ACH) member. Your account must be established at the minimum investment level ($10,000) before this automatic investment plan goes into effect.

Please start my Automatic Investment Plan as described in the Prospectus beginning: month -----------------------
year
---------. I hereby instruct Firstar Trust Company, Transfer Agent to the Hotchkis and Wiley Funds, to automatically transfer $
------------------ (minimum $50 per Fund) directly from my bank account on the --------- of each month or the first business day thereafter. These instructions apply to each of the Hotchkis and Wiley Funds you list here:

================================================================================

================================================================================

--------------------------------------------------------------------------------
The HOTCHKIS AND WILEY FUNDS require the following bank information:

--------------------------------------------------------------------------------
Bank Name

--------------------------------------------------------------------------------
Bank Account Number                                    Name(s) on Bank Account

--------------------------------------------------------------------------------
Bank Address                                             City State Zip

--------------------------------------------------------------------------------
Signature of Bank Account Owner                         Signature of Joint Owner

Note: Your bank should be a member of the Federal Reserve, or have a correspondent relationship with a member bank, to use the telephone redemption service. Please attach a voided check or preprinted deposit slip for your bank account.

TELEPHONE PRIVILEGES

[ ]TELEPHONE EXCHANGE OPTION -- I/we wish to take advantage of this option which allows the exchange of shares between Funds by telephone (minimum exchange of $1,000).
[ ]TELEPHONE REDEMPTION -- I/we want to be able to receive proceeds by mail or federal funds wired to my/our bank account (minimum transfer $1,000).

SIGNATURES AND CERTIFICATION

I am (we are) of legal age, have received and read the Prospectus and agree to the terms therein. I (we) certify (1) that my Social Security or Taxpayer Identification Number provided above is correct and (2) that I am not subject to backup withholding either because I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of this document other than the certifications requested to avoid backup withholding. If I (we) have elected telephone privileges, I (we) acknowledge that neither the Hotchkis and Wiley Funds nor their agents will be liable for any loss, expense or cost arising out of any telephone request pursuant to these privileges, and the account holder will bear the risk of loss, so long as the Funds or their agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine.

--------------------------------------------------------------------------------
Signature of Owner, Trustee or Custodian                  Date

--------------------------------------------------------------------------------
Signature of Joint Owner (Required if Joint
Registration)                                             Date

                                         Overnight Express
Mail to:      Hotchkis and Wiley         Mail to:      Hotchkis and Wiley
              c/o Firstar Trust Company                c/o Firstar Trust Company
              Mutual Fund Services                     Mutual Fund Services
              P.O. Box 701                             615 E. Michigan St., 3rd
              Milwaukee, WI 53201-0701                 Floor
                                                       Milwaukee, WI 53202-5207

                                TABLE OF CONTENTS





               FEE TABLE .................................      3

               FINANCIAL HIGHLIGHTS ......................      4

               INVESTMENT OBJECTIVES AND POLICIES ........     12

               SECURITIES AND TECHNIQUES USED BY THE FUNDS     20

               INVESTMENT RISKS ..........................     26

               PRINCIPAL INVESTMENT RESTRICTIONS .........     28

               ORGANIZATION AND MANAGEMENT ...............     28

               HOW TO PURCHASE SHARES ....................     31

               HOW TO REDEEM SHARES ......................     32

               HOW TO EXCHANGE SHARES ....................     34

               DIVIDENDS AND TAX STATUS ..................     35

               NET ASSET VALUE ...........................     36

               PERFORMANCE INFORMATION ...................     36

               GENERAL INFORMATION .......................     37

               APPENDIX -- DESCRIPTION OF RATINGS ........     38


The application for investing in the HOTCHKIS AND WILEY FUNDS is included in this prospectus.



                                     [LOGO]

                           IMPORTANT TELEPHONE NUMBER

            CLIENT SERVICES AND SHAREHOLDER INQUIRIES  800-236-4479

                                  HOTCHKIS AND
                                   WILEY FUNDS





                       Equity Fund For Insurance Companies






                                   PROSPECTUS
     -----------------------------------------------------------------------



                               September 30, 1997




                        800 West 6th Street, Fifth Floor
                              Los Angeles, CA 90017
                                 (213) 362-8888


                     Investment Advisor: HOTCHKIS AND WILEY

HOTCHKIS AND WILEY
FUNDS
-------------------------------------------------------------------------------
Equity Fund for Insurance Companies


Hotchkis and Wiley Funds (the "Trust") is an open-end, management investment company having ten separate diversified portfolios (the "Funds"), each of which is a separate mutual fund having its own objective, assets, liabilities and net asset value. This Prospectus describes the Equity Series for Insurance Companies (the "Equity Fund for Insurance Companies" or the "Fund"), the investment objective of which is to provide current income and long-term growth of income, accompanied by growth of capital. There is no assurance that the investment objective of the Fund will be achieved. The minimum initial investment in the Fund is $1 million; there is no subsequent minimum investment requirement.


This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information dated September 30, 1997, containing additional information about the Trust and each Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may obtain a copy of the Statement of Additional Information without charge by calling the Trust at (213) 362-8888 or writing the Trust at 800 West Sixth Street, Fifth Floor, Los Angeles, CA 90017.





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



The date of this Prospectus is September 30, 1997.

                                TABLE OF CONTENTS



Fee Table................................  2      How to Purchase Shares.............   7

Financial Highlights.....................  3      How to Redeem Shares...............   8

Investment Objective and Policies........  4      Dividends and Tax Status...........   9

Principal Investment Restrictions........  5      Performance Information............   9

Organization and Management .............  6      General Information................  10


                                    FEE TABLE

Hotchkis and Wiley Funds impose no sales load, exchange fee or redemption fee on the purchase or redemption of shares of the Fund.


                                                                EQUITY FUND
ANNUAL FUND OPERATING EXPENSES                                 FOR INSURANCE
(as a percentage of average net assets)                          COMPANIES

--------------------------------------------------------------------------------

     Management fee............................................     0.54%
     Other expenses............................................      -0-% *
                                                                    -----
     Total Fund operating expenses.............................     0.54%
                                                                    =====


*The Advisor pays all of the Fund's operating expenses other than the management fee; see "Organization and Management."


EXAMPLE                                                                           1 YR    3 YRS   5 YRS    10 YRS
You  would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and
     (2) redemption at the end of each time period..............................   $6       $17     $30      $68


      The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more complete description of the various costs and expenses, see "Organization and Management." The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The assumption in the example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund.

                              FINANCIAL HIGHLIGHTS



The following financial highlights for the four years ended June 30, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon is incorporated by reference herein and is included in the Statement of Additional Information, which is available from the Fund. This information should be read in conjunction with the financial statements and accompanying notes which appear in the Statement of Additional Information. Further performance information is contained in the Fund's annual report to shareholders, which may be obtained without cost.




                                                                Year Ended June 30,              January 29, 1993*
                                                       -------------------------------------         through
                                                       1997       1996       1995       1994       June 30, 1993
                                                       ----       ----       ----       ----       -------------
                                                (unaudited)
Net Asset Value, Beginning of Period.................$13.51     $11.53      $9.89     $10.31          $10.00
                                                     ------      -----       ----      -----           -----

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.............................. 0.39       0.34       0.41       0.40           0.16
   Net realized and unrealized gain (loss)
      on investments.................................. 3.30       2.26       1.59      (0.24)          0.30
                                                       ----       ----       ----     ------         ------
   Total from investment operations................... 3.69       2.60       2.00      0.16            0.46
                                                       ----       ----       ----     ------         ------
LESS DISTRIBUTIONS:
   Dividends (from net investment income)............ (0.40)     (0.40)     (0.34)     (0.38)         (0.15)
   Distributions (from realized gains)............... (0.48)     (0.22)     (0.02)     (0.20)         (0.00)
                                                     ------     ------     ------     ------         ------
   Total Distributions..............................  (0.88)     (0.62)     (0.36)     (0.58)         (0.15)
                                                     ------     ------     ------     ------         ------
Net Asset Value, End of Period...................... $16.32     $13.51     $11.53     $ 9.89         $10.31
                                                     ======     ======     ======     ======         ======
Total Return........................................  28.20%     22.93%     20.62%      1.38%         11.45%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)................. $33.0      $24.6      $17.4      $10.5           $7.1
Ratio of expenses to average net assets:
   Before expense reimbursement......................  0.75%      0.76%      1.05%      1.20%          1.45%+
   After expense reimbursement.......................  0.53%      0.54%      0.58%      0.60%          0.60%+
Ratio of net income to average net assets:
   Before expense reimbursement......................  2.50%      2.78%      3.58%      3.32%          2.81%+
   After expense reimbursement.......................  2.72%      3.00%      4.03%      3.91%          3.66%+
Portfolio turnover rate..............................    22%        21%        29%        26%            2%
Average commission rate per share.................. $0.0458        N/A        N/A        N/A            N/A



* Commencement of operations.
+ Annualized.

                        INVESTMENT OBJECTIVE AND POLICIES


     The investment objective of the Fund is to provide current income and long-term growth of income, accompanied by growth of capital. There is no assurance that the Fund will achieve its objective. Hotchkis and Wiley, a division of The Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P., (the "Advisor") acts as investment advisor to the Fund.


     The Fund will attempt to achieve its objective by investing in equity securities. The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. In selecting investments for the Fund, the Advisor focuses on securities that it believes to have superior values. In arriving at this determination, the Advisor will generally seek securities of companies that have such characteristics as earnings yield at least 3% greater than the yield on long-term bonds, dividend yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index of 500 Common Stocks ("S&P 500"), and overall financial strength.

     Under normal market conditions, the Fund will invest at least 80% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest but have unrecognized potential for growth or changes in business or management that indicate possible growth.

     When market or economic conditions indicate, in the view of the Advisor, that a temporary defensive investment strategy is appropriate, all or part of the Fund's assets may be invested temporarily in high quality debt obligations maturing in one year or less from the date of the Fund's purchase, such as U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements. High quality means the obligations have been rated at least Prime- 1 by Moody's Investors Service ("Moody's") or A-1 by Standard & Poor's Ratings Group ("S&P"), or have an outstanding issue of debt securities rated at least A by Moody's or S&P, or are of comparable quality in the opinion of the Advisor. In addition, the Fund may invest part of its assets temporarily in such debt obligations, pending the investment of the proceeds of sales of shares of the Fund or portfolio securities.

     Because the Fund invests in equity-type securities such as common and preferred stock, the Fund is subject to market risk, for example, the possibility that common stock prices will decline over a short or even extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

GENERAL

     FOREIGN SECURITIES. The Fund has the right to invest in foreign securities although there is no requirement that it do so. Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; and foreign currencies may be stronger or weaker than the U.S. dollar. The Advisor believes that the ability to invest abroad will enable the Fund to take advantage of these differences when they are favorable.

     There are risks in investing in foreign securities. An investment may be affected by changes in currency rates and in exchange control regulations, and the Fund may incur transaction charges in exchanging currencies. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Foreign stock markets have substantially less volume than the New York Stock Exchange, and securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of exchanges, broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.


     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements involving U.S. Government securities with commercial banks or broker-dealers, whereby the seller of a security agrees to repurchase the security on an agreed upon date in the future. While the Fund intends to be fully "collateralized" as to such agreements, and the collateral will be marked to market daily, if the person obligated to repurchase from the Fund defaults, there may be possible delays and expenses in liquidating the securities subject to the repurchase agreement, a decline in their value and loss of interest. See the Statement of Additional Information for further details about repurchase agreements.



     REAL ESTATE INVESTMENT TRUST. The Fund may invest in securities of real estate investment trusts or REIT's. Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than direct ownership of a handful of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.


     BORROWING. As a fundamental policy, the Fund may borrow money, but only from banks for temporary or emergency purposes in amounts not exceeding 10% of the Fund's total assets. See the Statement of Additional Information for details.

                        PRINCIPAL INVESTMENT RESTRICTIONS


     The Fund is subject to certain investment restrictions which are fundamental policies that cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined in the Investment Company Act of 1940, referred to as the "1940 Act"). The Fund's investment objective is such a fundamental policy. Among its restrictions, the Fund may not
(1) with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (other than U.S. Government securities);
(2) with respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer; or (3) invest more than 25% of its total assets (determined at the time of investment) in one or more issuers having their principal business activities in a single industry. Additional information about the Fund's investment restrictions is contained in the Statement of Additional Information.

     As discussed in the Statement of Additional Information, the Fund may, as a fundamental policy and within limits, engage in short sales but only those which are "against the box." Such short sales are a method of locking in unrealized capital gains without current recognition of such gains.


     It is the position of the Securities and Exchange Commission (and an operating although not a fundamental policy of the Fund) that open-end investment companies such as the Fund should not make certain investments if thereafter more than 15% of the value of their net assets would be so invested. The investments included in this 15% limit include (1) those which are restricted, i. e., those which cannot freely be sold for legal or contractual reasons (which the Fund does not expect to own); (2) fixed time deposits subject to withdrawal penalties (other than overnight deposits); and (3) repurchase agreements having a maturity of more than seven days. The 15% limitation does not include obligations which are payable at principal amount plus accrued interest within seven days after purchase.


     It is an operating policy, although not a fundamental policy, of the Fund that no more than 55% of the value of the total assets of the Fund can be invested in cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, as required by Section 817(h)(2)(B) of the Internal Revenue Code of 1986, as amended.

                           ORGANIZATION AND MANAGEMENT

ORGANIZATION AND VOTING RIGHTS


     The Trust was organized on August 22, 1984 as a Massachusetts business trust. It is a diversified, open-end, management investment company currently consisting of ten separate series. The Trust's name was changed to Hotchkis and Wiley Funds effective October 7, 1994. The Trust's Board of Trustees decides on matters of general policy and reviews the activities of the Advisor. The Trust's officers conduct and supervise the daily business operations of the Trust. The Fund is one of ten series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may, at its own discretion, create additional series of shares.


     Generally, the Fund will not hold an annual meeting of shareholders unless required by the 1940 Act. Shareholders have one vote per share owned. Matters submitted to shareholders must be approved by a majority of the outstanding securities of the Fund. At the request of the holders of at least 10% of the shares, the Trust will hold a meeting to vote on the removal of a Trustee, which can occur by a vote of more than two-thirds of the outstanding shares.

INVESTMENT ADVISOR


     Hotchkis and Wiley, located at 800 West 6th Street, Los Angeles, California 90017, acts as investment advisor to the Fund and generally administers the affairs of the Trust. The Advisor is a division of The Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P., and a separate business unit of Merrill Lynch & Co., a financial services holding company incorporated in Delaware. Subject to the directions and control of the Board of Trustees, the Advisor supervises and arranges the purchase and sale of securities held in the portfolio of the Fund.

     For its services, the Advisor is paid a fee, computed daily and payable monthly, at an annual rate of 0. 60% of the first $10 million of the Fund's average daily net assets, and 0. 50% of average daily net assets in excess of $10 million. The Advisor pays all of the regular annual operating expenses relating to the Fund, including: (1) interest and taxes; (2) brokerage commissions; (3) insurance premiums; (4) compensation and expenses of the Trustees other than those affiliated with the Advisor; (5) legal and audit expenses; (6) fees and expenses of the Fund's custodian, shareholder servicing or transfer agent and accounting services agent; (7) expenses incident to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends; (8) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares; (9) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders;
(10) all other expenses incident to holding meetings of shareholders; (11) dues or assessments of or contributions to the Investment Company Institute or any successor; and (12) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations which the Trust may have to indemnify its officers and Trustees with respect thereto.



     The Agreement permits the Advisor to allocate brokerage based on sales of shares of the funds managed by the Advisor. No such allocation has been made to date.

PORTFOLIO MANAGER


      The current portfolio managers of the Fund are Gail Bardin and Sheldon Lieberman. Ms. Bardin and Mr. Lieberman have responsibility for the day-to-day management of the Fund's portfolio. Ms. Bardin is a managing director of the Advisor. She began co-managing the Fund in April 1994. Ms. Bardin has been a portfolio manager of the Advisor since 1988. Mr. Lieberman joined the Advisor in 1994 and began co-managing the Fund in August 1997. Prior to joining the Advisor, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association. Ms. Bardin and Mr. Lieberman also serve as portfolio managers of the Equity Income Fund, another series of the Trust that is managed by the Advisor.


                             HOW TO PURCHASE SHARES


     Shares of the Fund are offered only to insurance companies. The minimum initial investment in the Fund is $1,000,000. There is no minimum subsequent investment. The Trust reserves the right to reject any order.

     Investors may invest in the Fund by wiring the amount to be invested to Hotchkis and Wiley Funds in care of the custodian bank, at the following address:


     Firstar Bank
     ABA #0750-00022
     For credit to Firstar Trust Company
     Account #112-952-137
     For further credit to Hotchkis and Wiley Funds
     Equity Fund for Insurance Companies
     Account # [Shareholder account number]

     The wire should indicate that the investment is being made in the Equity Fund for Insurance Companies. Shares of the Fund will be purchased for the account of the investor at the net asset value next determined after receipt of the investor's wire. Shareholder inquiries should be directed to the Fund.

NET ASSET VALUE

     The net asset value per share of the Fund is determined on each day that the New York Stock Exchange is open for trading, as of the close of regular trading on that Exchange (currently 4:00 p. m., Eastern time), provided that the net asset value may not be calculated on a day on which no order to purchase or redeem shares of the Fund is received. The net asset value per share is the value of the Fund's assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of portfolio securities is determined on the basis of the market value of such securities. Short-term investments maturing in less than 60 days are valued at amortized cost. See the Statement of Additional Information for further information.

                              HOW TO REDEEM SHARES

     A shareholder wishing to redeem shares may do so at any time by writing or delivering instructions to the Trust at 800 West 6th Street, Fifth Floor, Los Angeles, California 90017. The redemption request should identify the Fund, specify the number of shares to be redeemed and be signed by a duly authorized officer of the insurance company. If the request is in proper form, the shares specified will be redeemed at the net asset value next determined after receipt of the request. In addition to written instructions, if any shares being redeemed are represented by share certificates, the certificates must be surrendered. The certificates must either be endorsed or accompanied by a stock power signed by a duly authorized officer of the insurance company. Any questions concerning documents needed should be directed to (213) 362-8888.

     PAYMENTS. Payment for shares tendered will be made within seven days after receipt by the Trust of instructions and certificates, if any. However, payment may be delayed under unusual circumstances, as specified in the 1940 Act or as determined by the Securities and Exchange Commission. Payment will be sent only to shareholders at the address of record.

     REDEMPTION IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of the Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one per cent of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

                            DIVIDENDS AND TAX STATUS


     The Fund expects to pay income dividends quarterly. Distributions from net realized short-term gains, if any, and distributions from any excess of net long-term capital gains over net short-term capital losses realized through October 31st of each year and not previously paid out will be paid out after that date; the Fund may also pay supplemental distributions after the end of the Trust's fiscal year. Dividends and distributions are paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the record date, unless the shareholder requests, in writing to the Trust, payment in cash. The Trust will notify each shareholder after the close of its fiscal year of both the dollar amount and the tax status of that year's distributions.

     The Fund qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code") during its last fiscal year and intends to continue to do so in the future. The Fund is taxed as a separate entity under Subchapter M and will qualify on a separate basis. If so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year which it distributes to its shareholders provided that at least 90% of its net investment income earned in the fiscal year is distributed. All dividends from net investment income together with distributions of short-term capital gains (collectively, "income dividends"), will be taxable as ordinary income to the shareholders even though paid in additional shares. Any net capital gains ("capital gains distributions") distributed to shareholders are taxable as long-term capital gains to the shareholders regardless of the length of time a shareholder has owned his shares.

     The Code provides for a dividends-received deduction (the "deduction") by corporations. Special provisions are contained in the Code as to the eligibility of payments to shareholders by mutual funds for the deduction. The basic test for determining whether, and the extent to which, dividends paid by the Fund are eligible for the deduction is whether the aggregate dividends received by the Fund from domestic corporations comprise 100% of its gross income. If that percentage test is not met, there is a proportionate reduction of the eligibility of those payments. See the Statement of Additional Information for more information.

                             PERFORMANCE INFORMATION

     From time to time the Fund may quote average annual total return ("standardized return") in advertisements or promotional materials. Advertisements and promotional materials reflecting standardized return ("performance advertisements") will show percentage rates reflecting the average annual change in the value of an assumed initial investment in the Fund at the end of one, five and ten year periods. If such periods have not yet elapsed, data will be given as of the end of a shorter period corresponding to the duration of the Fund. Standardized return assumes the reinvestment of all dividends and capital gain distributions.

     In addition to standardized return, performance advertisements also may include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year by year rates or any combination thereof. Further performance information is contained in the Fund's annual report to shareholders, which may be obtained without charge.

     All data included in performance advertisements will reflect past performance and is not indicative of future results. The investment return and principal value of an investment in the Fund will fluctuate, and an investor's proceeds upon redeeming Fund shares may be more or less than the original cost of the shares.


                               GENERAL INFORMATION


     The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. While Massachusetts law permits a shareholder of a trust such as this to be held personally liable as a partner under certain circumstances, the risk of a shareholder incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.


     Common expenses incurred by the Trust are allocated among the Funds based upon (1) relative net assets; (2) as incurred on a specific identification basis; or (3) evenly among the Funds, depending on the nature of the expenditure.




     Except for (1) changes which do not adversely affect the rights of Trust shareholders, (2) a change in the name of the Trust, or a series or class thereof, (3) authorization of a new series or class, (4) changes to supply any omission or correct any ambiguous or defective provision or (5) changes required by any federal or state or similar regulatory authority or required by the Code to eliminate or reduce any federal, state or local taxes which may be payable by a Fund or its shareholders, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of at least 67% of the Trust's outstanding shares at a meeting at which more than 50% of its outstanding shares are present in person or represented by proxy. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above.




     As of June 30, 1997, The Prudential Insurance Company of America owned of record and beneficially 100% of the outstanding shares of the Fund and may be deemed a controlling person of the Fund.


==============================================================================================================
Investment Advisor        Legal Counsel               Independent Accountants     Custodian and Transfer Agent

Hotchkis and Wiley        Gardner, Carton & Douglas   Price Waterhouse LLP        Firstar Trust Company
800 West 6th Street       321 North Clark Street      100 East Wisconsin Avenue   615 East Michigan Street
Fifth Floor               Chicago, IL  60610          Milwaukee, WI  53202        Milwaukee, WI  53202
Los Angeles, CA  90017


                            HOTCHKIS AND WILEY FUNDS
                       Statement of Additional Information
                            Dated September 30, 1997


         This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus dated September 30, 1997 of the Equity Income Series (the "Equity Income Fund"), the Mid-Cap Series (the "Mid-Cap Fund"), the Small Cap Series (the "Small Cap Fund"), the International Series (the "International Fund"), the Global Equity Series (the "Global Equity Fund"), the Balanced Income Series (the "Balanced Income Fund"), the Total Return Bond Series (the "Total Return Bond Fund"), the Low Duration Series (the "Low Duration Fund") and the Short-Term Investment Series (the "Short-Term Investment Fund"), and the prospectus of the Equity Fund for Insurance Companies Series (the "Equity Fund for Insurance Companies") of Hotchkis and Wiley Funds dated September 30, 1997. Copies of the prospectuses may be obtained at no charge from the Trust, 800 West 6th Street, Los Angeles, CA 90017. In this Statement of Additional Information, the Equity Income Fund, the Mid-Cap Fund, the Small Cap Fund, the International Fund, the Global Equity Fund, the Balanced Income Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund and the Equity Fund for Insurance Companies may be referred to collectively as "the Funds" or individually as "a Fund." The Total Return Bond Fund, the Low Duration Fund and the Short-Term Investment Fund also may be referred to as the "Fixed-Income Funds." Hotchkis and Wiley (the "Advisor") is the investment advisor to the Funds.


                                TABLE OF CONTENTS



                                                                    PAGE
                                                                    ----

Investment Objectives and Policies                                  B-2
         Investment Restrictions                                    B-2
         Repurchase Agreements                                      B-3
         U.S. Government Securities                                 B-3
         Corporate Debt Securities                                  B-4
         Convertible Securities                                     B-4
         Mortgage-Related Securities                                B-4
         Asset-Backed Securities                                    B-7
         Risk Factors Relating to Investing in
             Mortgage-Related and Asset-Backed
             Securities                                             B-7
         Duration                                                   B-8
         Derivative Instruments                                     B-8
         Foreign Securities                                         B-12
         Foreign Currency Options and Related Risks                 B-13
         Forward Foreign Currency Exchange Contracts                B-14
         Risk Factors Relating to Investing in High Yield
             Securities                                             B-15
         Illiquid Securities                                        B-16
Management                                                          B-17
         The Advisor                                                B-19
         Portfolio Transactions and Brokerage                       B-20
Net Asset Value                                                     B-21
Dividends and Tax Status                                            B-22
Performance Information                                             B-23
General Information About the Trust                                 B-24
Financial Statements                                                B-28


                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objective of the Equity Income Fund and the Equity Fund for Insurance Companies is to provide current income and long-term growth of income, accompanied by growth of capital.

      The investment objective of the Mid-Cap Fund is to provide current income and long-term growth of income, accompanied by growth of capital.

      The investment objective of the Small Cap Fund is capital appreciation.

      The investment objective of the International Fund and the Global Equity Fund is to provide current income and long-term growth of income, accompanied by growth of capital.

      The investment objective of the Balanced Income Fund is to preserve capital while producing a high total return.

      The investment objective of the Total Return Bond Fund is to maximize long-term total return.

      The investment objective of the Low Duration Fund and the Short-Term Investment Fund is to maximize total return, consistent with preservation of capital.

      The portfolio and strategies with respect to the composition of each Fund are described in the Funds' prospectuses.

INVESTMENT RESTRICTIONS

      Each Fund has adopted the following restrictions (in addition to those indicated in the prospectuses) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of that Fund's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares.

      Except as noted, none of the Funds may:

      1. Purchase any security, other than obligations of the U.S. Government, its agencies, or instrumentalities ("U.S. Government securities"), if as a result: (i) with respect to 75% of its total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) more than 25% of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry.

      2. Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

      3. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

      4. Issue senior securities, borrow money or pledge its assets except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings; none of the Funds (except the Fixed-Income Funds) will purchase any additional portfolio securities while such borrowings are outstanding. (The Fixed-Income Funds may borrow from banks or enter into reverse repurchase agreements and pledge assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300%.)

      5. Purchase any security (other than U.S. Government securities) if as a result, with respect to 75% of the Fund's total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.

      6. Buy or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. (For the purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts. This restriction does not apply to the Fixed-Income Funds.)

      7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      8. Make investments for the purpose of exercising control or management.

      9. Participate on a joint or joint and several basis in any trading account in securities.

      10. Make loans, except through repurchase agreements. (This restriction does not apply to the Fixed-Income Funds, which may lend portfolio securities having an aggregate market value of up to one-third of the total assets of the Fund.)

      11. Purchase or sell foreign currencies. (This restriction does not apply to the International Fund, the Global Equity Fund or the Fixed-Income Funds.)

REPURCHASE AGREEMENTS

      The Small Cap Fund may purchase debt securities maturing in more than one year from the date of purchase only if they are purchased subject to repurchase agreements. The Equity Income, Mid-Cap, International, Global Equity, Balanced Income, and Fixed-Income Funds, as well as the Equity Fund for Insurance Companies, have no such restriction on maturities of portfolio securities. A repurchase agreement is an agreement where the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund's money is invested in the repurchase agreement. A Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of instruments declines, a Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

U.S. GOVERNMENT SECURITIES

      U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

      Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such instrumentality only when the Advisor is satisfied that the credit risk with respect to any instrumentality is acceptable.

      The Funds may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.


CORPORATE DEBT SECURITIES

      A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Advisor's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

CONVERTIBLE SECURITIES

      The Funds may invest in convertible securities of domestic or foreign issuers, which meet the ratings criteria set forth in the Prospectus. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

      In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

MORTGAGE-RELATED SECURITIES

      The Fixed-Income Funds and the Balanced Income Fund may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.

      Mortgage Pass-Through Securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.


      There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.


      GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by the institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

      Obligations of FNMA and FHLMC are not backed by the full faith and credit of the United States Government. In the case of obligations not backed by the full faith and credit of the United States Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet its obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

      Private mortgage pass-through securities are structured similarly to GNMA, FNMA, and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

      Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the credit worthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Advisor determines that the securities meet the Funds' quality standards.

      Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs also include REMICs.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.


      Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission ("SEC"), and the Funds may invest in the securities of such issuers without the limitations imposed by the 1940 Act on investments by the Fund in other investment companies. In addition, in reliance on an earlier SEC interpretation, the Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that
(1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (4) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs that cannot rely on the rule or do not meet the above requirements, the Funds may not invest more than 10% of their assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

      The Fixed-Income Funds and the Balanced Income Fund may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing market index or rate. Typical indices would include the eleventh district cost-of-funds index ("COFI"), the London Interbank Offered Rate ("LIBOR"), one-year Treasury yields, and ten-year Treasury yields.


      Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

      The ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM's maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

      Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

      CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

      The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. See "Stripped Mortgage-Related Securities" below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

      CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.


      Stripped Mortgage-Related Securities. Stripped mortgage-related securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.


      SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on



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a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.


      Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced. As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities. See "Securities and Techniques Used by the Funds-Mortgage-Related Securities" in the Prospectus.

      Inverse Floaters. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

      Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed rate bond.

ASSET-BACKED SECURITIES

      The Fixed-Income Funds and the Balanced Income Fund may invest in various types of asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through or in a pay-through structure similar to the CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

RISK FACTORS RELATING TO INVESTING IN MORTGAGE-RELATED AND ASSET-BACKED
SECURITIES

      The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Funds may invest a portion of their assets in derivative mortgage-related securities which are highly sensitive to changes in prepayment and interest rates. The Advisor will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

      During periods of declining interest rates, prepayment of mortgages underlying mortgage-related securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in high-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Conversely, slower than expected prepayments may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities tend to fluctuate more in response to interest rate changes, leading to increased net asset value volatility. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.

      Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example,



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credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

DURATION


      In selecting securities for the Fixed-Income Funds and the Balanced Income Fund, the Advisor makes use of the concept of duration for fixed-income securities. Duration is a measure of the expected life of a fixed-income security. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Most debt obligations provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments, the market values of debt obligations may respond differently to changes in the level and structure of interest rates.



      Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.


      Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

      Short futures or put options positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

      There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Advisor will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

DERIVATIVE INSTRUMENTS


      As indicated in the Prospectus, to the extent consistent with their investment objectives and policies, the Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. The International and the Fixed-Income Funds may also purchase and sell options relating to foreign currencies for the purpose of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Each Fund will maintain segregated accounts consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options and futures contracts to avoid leveraging of the Fund.


      Options on Securities and on Securities Indexes. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

      The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

      There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

      If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

      Futures Contracts and Options on Futures Contracts. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the Prospectus. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, including: the S & P 500; the S & P 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

      A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

      Each Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

      A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

      When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

      A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

      Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

      Limitations on Use of Futures and Options Thereon. When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

      When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

      When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

      When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

      In order to comply with current applicable regulations of the CFTC pursuant to which the Trust avoids being deemed a "commodity pool operator," the Funds are limited in their futures trading activities to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, or to non-hedging positions for which the aggregate initial margin and premiums will not exceed 5% of the liquidation value of the Fund's assets.

      The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures contracts, options thereon or forward contracts. See "Dividends and Tax Status."

      Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variation in speculative market demand for futures and options on futures, including technical influences in futures trading and options on futures, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or an option on futures position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.


      Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability than in the United States of data on which to make trading decisions; (3) delays in the Funds' ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (4) lesser trading volume.


FOREIGN SECURITIES

      The Funds may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities; EDRs are European receipts evidencing a similar arrangement. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets.

      The Fixed-Income Funds may also invest in fixed-income securities of issuers located in emerging foreign markets. Emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, South Korea, Singapore and most Western European countries. In determining what countries constitute emerging markets, the Advisor will consider, among other things, data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance

Corporation. Currently, investing in many emerging markets may not be desirable or feasible, because of the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Funds expect to expand and further broaden the group of emerging markets in which they invest.

      From time to time, emerging markets have offered the opportunity for higher returns in exchange for a higher level of risk. Accordingly, the Advisor believes that each Fixed-Income Fund's ability to invest in emerging markets throughout the world may enable the achievement of results superior to those produced by funds, with similar objectives to those of these Fund, that invest solely in securities in developed markets. There is no assurance that any Fixed-Income Funds will achieve these results.


      The Fixed-Income Funds may invest in the following types of emerging market fixed-income securities: (1) fixed-income securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds (described below); (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (3) fixed-income securities issued by banks and other business entities; and (4) fixed-income securities denominated in or indexed to the currencies of emerging markets. Fixed-income securities held by the Funds may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity of fixed-income securities in which the Funds may invest.


      The Fixed-Income Funds may invest in Brady Bonds and other Sovereign Debt of countries that have restructured or are in the process of restructuring Sovereign Debt pursuant to the Brady Plan. "Brady Bonds" are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.


      Emerging market fixed-income securities generally are considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized statistical rating organizations. Investment in emerging market fixed-income securities will be allocated among various countries based upon the Advisor's analysis of credit risk and its consideration of a number of factors, including: (1) prospects for relative economic growth among the different countries in which the Fixed-Income Funds may invest; (2) expected levels of inflation; (3) government policies influencing business conditions; (4) the outlook for currency relationships; and (5) the range of the individual investment opportunities available to international investors. The Advisor's emerging market sovereign credit analysis includes an evaluation of the issuing country's total debt levels, currency reserve levels, net exports/imports, overall economic growth, level of inflation, currency fluctuation, political and social climate and payment history. Particular fixed-income securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available with respect to a particular issuer, analysis of the anticipated volatility and liquidity of the particular debt instruments, and the tax implications to the Fund. The emerging market fixed-income securities in which the Fixed-Income Funds may invest are not subject to any minimum credit quality standards.


FOREIGN CURRENCY OPTIONS AND RELATED RISKS

      The Funds may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Funds hold in their portfolios or intend to purchase. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

      The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

      Risks of Options Trading. The Funds may effectively terminate their rights or obligations under options by entering into closing transactions. Closing transactions permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

      Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it had purchased in order to realize any profit.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

      The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.

      A Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Advisor believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

      The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or (2) the Fund maintains in a segregated account cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

      At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

      The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

      Swap Agreements. The Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked-to-market daily, to avoid any potential leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

      Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Advisor's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The Advisor will cause a Fund to enter into swap agreements only with counter-parties that would be eligible for consideration as repurchase agreement counter-parties. Restrictions imposed by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES


      Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (such as interest rate sensitivity, market perception of creditworthiness of the issuer and general market liquidity) and credit risk (such as the issuer's inability to meet its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The Advisor considers both credit risk and market risk in making investment decisions for the Funds. Investors should carefully consider the relative risk of investing in high yield securities and understand that such securities are not generally meant for short-term trading.


      The amount of high yield securities outstanding proliferated in the 1980's in conjunction with the increase in merger and acquisition and leveraged buyout activity. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations upon maturity. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Funds' net asset value.

      Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.

ILLIQUID SECURITIES

      A Fund may not hold more than 15% of its net assets in illiquid securities. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the Unites States) or legal or contractual restrictions of resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements have a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainly in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Also market quotations are less readily available. The judgment of the Advisor may at times play a greater role in valuing these securities than in the case of unrestricted securities. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

      Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Advisor will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Advisor will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it much be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSRO"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (2) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                                   MANAGEMENT

  The Trustees and officers of the Trust are:


                                     Position
Name, address & age                  with Trust         Principal occupations during past five years
-------------------                  ----------         --------------------------------------------


Robert L. Burch III (63)             Trustee            Managing Partner, A.W.  Jones Co.  (investments); Chairman,
885 Third Avenue                                        Jonathan Mfg. Corp. (slide manufacturing).
New York, NY 10022



John A. G. Gavin (66)                Trustee            Chairman, Gamma Services Corp. (venture capital) (since 1968);
2100 Century Park West                                  Principal, Gavin, Dailey & Partners (consulting) (since 1993); U.S.
Los Angeles, CA  90067                                  Ambassador to Mexico (1981-1986); Director, Atlantic Richfield Co.,

                                                        Dresser Industries, Inc., Pinkertons, International Wire Corp. and Kap
                                                        Resources.


Joe Grills (62)                      Trustee            Member of the Committee of Investment of Employee Benefit Assets 183
Soundview Lane                                          of the Financial Executives Institute ("CIEBA") (since 1986); member New
Canaan, CT 06840                                        of CIEBA's Executive Committee since 1988 and its Chairman (1991-
                                                        1992); Assistant Treasurer of International Business Machines
                                                        Incorporated ("IBM") and Chief Investment Officer of the IBM
                                                        Retirement Funds (1986-1993); Member of the Investment Advisory
                                                        Committee of the State of New York Common Retirement Fund; Director
                                                        of Duke Management Company, KIMCO Realty Corp. and LaSalle Street
                                                        Fund; Investment Advisory Committee, Howard Hughes Medical
                                                        Institute; Trustee or Director of a number of investment companies for which Merrill Lynch Asset Management is the advisor.


John F. Hotchkis* (66)               Trustee            Chairman and Portfolio Manager of the Advisor.
800 West 6th Street
Los Angeles, CA  90017

Robert B. Hutchinson (77)            Trustee            Former Chairman (1987-88) and Director (1976-88), Prudential Bank
c/o Simpson Investment Co.                              (savings bank); Director and former Senior Vice President, Finance and
1201 3rd Avenue                                         Secretary, Simpson Investment Co. (holding company for a wood  Seattle,
WA  98101                                               products company, pulp and paper company and a PVC products company); Director, Enterprises International, Inc. (industrial strapping material manufacturer).




Michael L. Quinn* (51)               Trustee            Chief Executive Officer of the Advisor (since November 1996); Head
Merrill Lynch Capital                                   of Merrill Lynch Capital Management Group (since 1995); co-head
Management Group                                        of the Equity Division of Merrill Lynch, Pierce, Fenner & Smith Inc. 800
Scudders Mill Road                                      (1991-1995); Trustee, Valley Hospital and the University of Denver.
Plainsboro, NJ 08536                                    University of Denver

Merle T. Welshans (79)               Trustee            Adjunct Professor of Finance, Washington University; Chairperson of
14360 Ladue Road                                        Investment Committee of the Missouri United Methodist Foundation;
Chesterfield, MO  63017                                 Retired, Financial Vice President, Union Electric Company of Missouri.

Richard R. West (59)                 Trustee            Dean Emeritus of New York University's Leonard N. Stern School of
Box 604                                                 Business (since 1993); formerly Dean (1984-1993) and Professor of Genoa,
NV  89411                                               of Finance (1984-1995), New York University's Leonard N. Stern School
                                                        of Business; Director, Bornado, Inc., Alexander's Inc., Bowne & Co.,
                                                        Inc. and Smith Corona Corp.; Trustee or Director of a number of investment companies for which Merrill Lynch Asset Management is the advisor.

Nancy D. Celick (46)                 President and      Chief Financial Officer and Director of the Advisor; Chief Financial 800
West 6th Street                      Principal          Officer of Kennedy-Wilson, Inc. (auction marketing services) (1992-1993);
Los Angeles, CA 90017                Executive Officer  Chief Financial of Officer of First National Corporation (bank holding company) (1984-1992).

Roger DeBard, PhD (55)               Executive          Managing Director of the Advisor (since 1995); Partner of the Advisor
800 West 6th Street                  Vice President     (1994-1995); Principal of the Advisor (1992-1994); Portfolio Manager
Los Angeles, CA 90017                                   of the Advisor (1985-1992).

Mark D. Cone (29)                    Vice President     Vice President of the Advisor; Retail Account Manager, Neuberger &
800 West 6th Street                                     Berman (1991-1994).
Los Angeles, CA 90017



Gracie Fermelia (35)                 Secretary,         Vice President of the Advisor; Senior Manager, Price Waterhouse
800 West 6th Street                  Treasurer, and     (1985-1994).
Los Angeles, CA 90017                Principal
                                     Financial and
                                     Accounting Officer


----------------
* "Interested" Trustee, as defined in the 1940 Act, due to the relationship indicated with the Advisor.


      The Trust does not pay salaries to any of its officers or fees to any of its Trustees affiliated with the Advisor. The following table sets forth the aggregate compensation paid to the Trustees during the Trust's fiscal year ended June 30, 1997 and the aggregate compensation paid to the Trustees for service on the Trust's Board and that of any other fund for which the Advisor serves as investment advisor or has an investment adviser that is an affiliated person of the advisor ("Fund Complex") for the year ended December 31, 1996.

                                                                                                           Total 1996
                                                           Pension or                                     Compensation
                                                           Retirement           Estimated Annual           from Trust
                                      Aggregate         Benefits Accrued            Benefits                and Fund
                                    Compensation         as Part of Fund              Upon                Complex Paid
Name and Position                     from Fund             Expenses               Retirement             to Trustees *
-----------------                     ---------             --------               ----------             -----------

Robert L. Burch III,                   $12,000                none                     n/a                   $12,000
Trustee


John A. G. Gavin,                      $10,500                none                     n/a                    $9,000
Trustee


Joe Grills,                             $9,000                none                     n/a                  $190,166
Trustee


John F. Hotchkis,                        $ -0-                none                     n/a                     $ -0-
Trustee


Robert B. Hutchinson,                  $12,000                none                     n/a                   $12,000
Trustee


Michael L. Quinn,                        $ -0-                none                     n/a                     $ -0-
Trustee



Merle T. Welshans,                     $10,500                none                     n/a                   $12,000
Trustee



Richard R. West,                        $9,000                none                     n/a                  $272,833
Trustee




* The compensation from the Fund Complex includes service on the boards of investment companies advised by Merrill Lynch Asset Management, LP and its advisory affiliates (Mr. Grills serves 18 registered investment companies representing 38 portfolios and Mr. West serves 41 registered investment companies representing 54 portfolios).


      For information as to ownership of shares by officers and Trustees of the Trust, see below under "General Information About the Trust."

THE ADVISOR


      The Advisor provides the Funds with management and investment advisory services. Hotchkis and Wiley is a division of The Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P., located at 800 West 6th Street, Los Angeles, California, 90017 and a separate business unit of Merrill Lynch & Co., Inc., a financial services holding company incorporated in Delaware.



      Each Fund, except for the Equity Fund for Insurance Companies and the Fixed-Income Funds, pays the Advisor for the services performed a fee at the annual rate of 0.75% of the Fund's average daily net assets. The Equity Fund for Insurance Companies pays the Advisor a fee at the annual rate of 0.60% on the first $10,000,000 of its average daily net assets and 0.50% of average daily net assets in excess of $10,000,000. The Total Return Bond Fund pays the Advisor a fee at the annual rate of 0.55% of its average daily net assets, although prior to October 31, 1995, the Total Return Bond Fund paid the Advisor a fee at the annual rate of 0.70% of its average daily net assets. The Low Duration Fund pays the Advisor a fee at the annual rate of 0.46% of its average daily net assets. Prior to October 31, 1995, the Low Duration Fund paid the Advisor at the same annual rate as the Short-Term Investment Fund. The Short-Term Investment Fund pays a fee at the annual rate of 0.40% of the Fund's average daily net assets under $100,000,000, 0.35% of the Fund's average daily net assets from $100,000,000 up to $250,000,000, 0.30% of the Fund's average daily net assets from $250,000,000 up to $500,000,000, and 0.25% of the Fund's average daily net assets over $500,000,000.

      In addition, the Advisor has voluntarily agreed to limit the regular annual operating expenses of the Equity Income Fund, Mid-Cap Fund, Small Cap Fund, International Fund, Global Equity Fund, and Balanced Income Fund to 1% of each Fund's average net assets. Additionally, the Advisor has agreed to limit the regular annual operating expenses of the Total Return Bond Fund to 0.65%, the Low Duration Fund to 0.58%, and the Short-Term Investment Fund to 0.48% of the Fund's average net assets. There is no such limitation on the annual expenses of the Equity Fund for Insurance Companies.



      As a result of its agreement to limit Fund expenses, the Advisor waived a portion of its fee for the year ended June 30, 1997, with respect to the Small Cap Fund, International Fund, Total Return Bond Fund, Low Duration Fund and Short-Term Investment Fund in the amounts of $54,357, $391,595, $83,124, $134,885, and $88,511, respectively, and for the period from commencement of operations on January 2, 1997 through June 30, 1997, with respect to the Mid-Cap Fund and Global Equity Fund in the amounts of $48,881 and $45,349, respectively. For the year ended June 30, 1997, the Equity Income Fund, Small Cap Fund, Balanced Income Fund, International Fund, Total Return Bond Fund, Low Duration Fund paid $1,411,861, $82,914, $562,261, $3,694,456, $70,395 and $662,940,
respectively, to the Advisor. For the year ended June 30, 1997, the Short-Term Investment Fund paid no advisory fee and was reimbursed $15,943 and for the period from January 2, 1997 through June 30, 1997, the Mid-Cap Fund and Global Equity Fund paid no advisory fees and were reimbursed $43,832 and $35,429, respectively, by the Advisor.



      As a result of its agreement to limit Fund expenses, for the year ended June 30, 1996, the Advisor waived a portion of its fee with respect to the Small Cap Fund, Balanced Income Fund, International Fund, Total Return Bond Fund, Low Duration Fund and Short-Term Investment Fund in the amounts of $44,825, $31,555, $169,480, $84,461, $29,763 and $69,867, respectively. For the year ended June 30, 1996, the Equity Income Fund, Small Cap Fund, Balanced Income Fund, International Fund, Total Return Bond Fund, Low Duration Fund and Short-Term Investment Fund paid $1,238,052, $114,521, $345,917, $939,065, $80,247,
$676,352, and $1,164, respectively, to the Advisor.

      As a result of its agreement to limit Fund expenses, for the year ended June 30, 1995, the Advisor waived a portion of its fee with respect to the Equity Income Fund, Small Cap Fund, Balanced Income Fund, International Fund, Total Return Bond Fund, Low Duration Fund, and Short-Term Investment Fund in the amounts of $24,311, $77,404, $65,858, $125,088, $106,712, $132,208, and
$100,162, respectively. For the year ended June 30, 1995, the Equity Income Fund, Small Cap Fund, Balanced Income Fund, International Fund, and Low Duration Fund paid $772,117, $41,867, $189,426, $117,974, and $176,601, respectively, to the Advisor. The Total Return Bond Fund and Short-Term Investment Fund did not pay advisory fees for the year ended June 30, 1995.




      For the fiscal years ended June 30, 1997, 1996 and 1995, the Equity Fund for Insurance Companies paid $147,583, $67,516, and $76,848, respectively, to the Advisor. The Advisor pays all of the regular annual operating expenses, except for the advisory fees, of the Equity Fund for Insurance Companies.


      Each of the ten Investment Advisory Agreements provides that the Advisor shall not be liable to the Trust for any error of judgment by the Advisor or for any loss sustained by any of the Funds except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

PORTFOLIO TRANSACTIONS AND BROKERAGE


      The Investment Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of each Fund by placing purchase and sale orders for that Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Trust to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor is also authorized by the Agreements to consider whether the broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid
(1) were for purposes contemplated by the Agreements; (2) were for products or services which provide lawful and appropriate assistance to the Advisor's decision-making process; and (3) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. The Advisor is also authorized to consider sales of shares of each Fund and/or of any other investment companies for which the

Advisor acts as Advisor as a factor in the selection of brokers to execute brokerage and principal transactions, subject to the requirements of "best execution", as defined above, although the Advisor is not currently doing so.

      The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Trust in the valuation of the Funds' investments. The research which the Advisor receives for the Funds' brokerage commissions, whether or not useful to a Fund, may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to any Fund.

      In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Funds directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

      The International Fund and the Global Equity Fund anticipate that their brokerage transactions involving securities of companies headquartered in countries other than the U.S. will be conducted primarily on the principal exchanges of such countries. Transactions on foreign exchanges are usually subject to fixed commissions which are generally higher than negotiated commissions on U.S. transactions, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the U.S.


        The increase in portfolio turnover from fiscal 1996 to fiscal 1997 for the Fixed Income Funds was attributable to increases in portfolio transactions to satisfy the Funds' liquidity needs.


      During the three most recent fiscal years of the Trust, the following brokerage commissions were paid by the Funds:


              Fund                          Ended 6/30/97             Ended 6/30/96             Ended 6/30/95
-------------------------------------------------------------------------------------------------------------

Equity Income                                   $230,762 **                $152,950                 $ 175,248
Mid Cap                                           $1,984 *                        -                         -
Small Cap                                        $31,024                    $45,342                  $ 48,006
International                                 $1,506,506 **                $905,601 **              $ 118,165
Global Equity                                    $11,449 *                        -                         -
Balanced Income                                  $25,414                    $28,215                  $ 16,004
Low Duration                                     $ - 0 -                    $ - 0 -                  $  - 0 -
Total Return Bond                                $ - 0 -                    $ - 0 -                  $  - 0 -
Short-Term Investment                            $ - 0 -                    $ - 0 -                  $  - 0 -
Equity Fund for Insurance Companies              $14,527                    $24,542                  $ 17,419



*     Period from commencement of operations on January 2, 1997 through June 30,
      1997.

** The increase in commissions paid by the Equity Income Fund and International Fund were due to a significant increase in the Funds' assets, resulting in an increase in investment purchases.


                                 NET ASSET VALUE


      As indicated in each Prospectus, the net asset value per share of each Fund's shares will be determined on each day that the New York Stock Exchange is open for trading. That Exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, that Exchange may close on days not included in that announcement. Also, no Fund is required to compute its net asset value on any day on which no order to purchase or redeem its shares is received.



      Securities are valued by an independent pricing agent to the extent possible. In determining the net asset value of each Fund's shares, equity securities that are listed on a securities exchange (whether domestic or foreign) or quoted by the NASDAQ National Market System are valued at the last sale price on that day as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 p.m., New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or on such System. Unlisted equity securities that are not included in such National Market System are valued at the average of the quoted bid and asked prices in the over-the-counter market.

      Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Fixed-income securities for which quotations or prices are not readily available are valued at their fair value as determined by the Advisor under guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or to an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from their recorded value. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

      Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale or settlement price as of the close of the exchanges or, if no sales are reported, at the average of the quoted bid and asked prices as of the close of the exchange.

      Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the New York Stock Exchange is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange. Events affecting the values of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

      Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Advisor under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

                            DIVIDENDS AND TAX STATUS


      [The Mid-Cap Fund and Global Equity Fund intend to elect to qualify and remain qualified as regulated investment companies under Subchapter M of the Internal Revenue Code.] Each [other] Fund has qualified as a regulated investment company. Qualification as a regulated investment company requires, among other things, that (1) at least 90% of each Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from payments with respect to securities loans, interest, dividends and gains from the sale or other disposition of securities, foreign currencies or options (including forward contracts) thereon; (2) each Fund derive less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of securities or options thereon held for less than three months; and (3) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). In addition, in order not to be subject to federal taxation, each Fund must distribute to its shareholders at least 90% of its net investment income, other than net capital gains, earned in each year.


      A Fund is required to pay an excise tax to the extent it does not distribute to its shareholders during such calendar year at least 98% of its ordinary income for that calendar year, 98% of its capital gains over capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Funds intend to meet these distribution requirements to avoid excise tax liability. The Funds also intend to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of a Fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

      In determining the extent to which a Fund's dividends may be eligible for the 70% dividends received deduction by corporate shareholders, interest income, capital gain net income, gain or loss from Section 1256 contracts, dividend income from foreign corporations and income from other sources will not constitute qualified dividends. Corporate shareholders should consult their tax advisors regarding other requirements applicable to the dividends received deduction.

      Special rules apply to the treatment of certain forward foreign currency exchange contracts (Section 1256 contracts). At the end of each year, such investments held by a Fund must be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Except to the extent that such gains or losses are treated as "Section 988" gains or losses, as described below, sixty percent of any gain or loss recognized on these "deemed sales" and on actual dispositions may be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

      Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss. These gains, referred to as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing the basis of each shareholder's shares.

      Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares received in connection with the payment of a dividend by a Fund constitute a replacement of shares.

                             PERFORMANCE INFORMATION

      Total Return. Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

               P(1 + T)(n)  = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

      Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


      Average annual total returns for the periods ended June 30, 1997 are as follows:



                                         One              Five            Ten        Since
                                         Year             Years           Years      Inception
----------------------------------------------------------------------------------------------

Equity Income Fund                       26.2%            16.1%           12.3%        12.2%      (Since 6/24/87)
Mid Cap Fund                             --               --              --           17.1%      (Since 1/2/97)
Small Cap Fund                           29.7%            16.2%           11.6%        13.9%      (Since 9/20/85)
Global Equity Fund                       --               --              --           12.3%      (Since 1/2/97)
International Fund                       21.6%            15.0%           --           15.2%      (Since 12/1/90)
Balanced Income Fund                     15.7%            12.1%           11.4%        12.3%      (Since 8/13/85)
Total Return Bond Fund                   10.5%            --              --           11.5%      (Since 12/6/94)
Low Duration Fund                         7.8%            --              --            8.5%      (Since 5/18/93)
Short-Term Investment Fund                5.8%            --              --            6.4%      (Since 5/18/93)
Equity Fund for Insurance Companies      28.2%            --              --           17.2%      (Since 1/29/93)


      Yield. Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

               YIELD =      2 [ ( a-b + 1)(6)  -1 ]
                                 ----
                                   cd


where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.


      Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

      For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.


      The 30-day yields for the Total Return Bond Fund, Low Duration Fund, and Short-Term Investment Fund for the period ended June 30, 1997 were 7.2%, 6.9%, and 5.7%, respectively.


      Other information. Each Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                       GENERAL INFORMATION ABOUT THE TRUST

      The Trustees changed the name of the Trust to Hotchkis and Wiley Funds effective October 7, 1994. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create classes of shares. The Board of Trustees has created ten series of shares, and may create additional series in the future, which have separate assets and liabilities; each of such series has or will have a designation including the word "Series." Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

      The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

      Ten shareholders holding the lesser of $25,000 worth or one percent of a Fund's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders.

      The Trust or any Fund may be terminated if approved by the vote of a majority of the Trustees or by the approval of the holders of a majority of the Trust's outstanding shares, as defined in the 1940 Act. If not so terminated, the Trust will continue indefinitely.

      Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

      The Trust's custodian, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin, is responsible for holding the Funds' assets and acts as the Trust's accounting services agent. The Chase Manhattan Bank, N.A., through its global custody network, provides custodial services for assets of the Trust held outside the U.S. The Trust's independent accountants, Price Waterhouse LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, examine the Trust's financial statements and assist in the preparation of certain reports to the Securities and Exchange Commission.

-------------------------------------------------------------------------------

      As of June 30, 1997, the Trust's officers and Trustees as a group owned 0.04% of the Equity Income Fund's outstanding shares.

      As of June 30, 1997, the following persons owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Equity Income Fund:

      Lykes Bros. Inc., P.O. Box 1690, Tampa, FL 33601 - 7.77%

      Oklahoma State University Foundation, 560 Student Union, Stillwater, OK 74078-7070 - 6.08%

      George Wiley, 800 West 6th Street, Los Angeles, CA 90017 - 5.38%

      Achmea Investments, 7300 AJ Apeldoorn, The Netherlands - 5.69%

      McDonalds Charities Inv., State Street Bank, Custodian, 225 Franklin St., Boston, MA 02110-2804 - 10.21%

      First Trust NA Trustee for Northern States Power, P.O. Box 64482, St. Paul, MN 55164-0482 - 7.09%

      As of June 30, 1997, the following person owned of record, but not beneficially, more than five percent of the outstanding shares of the Equity Income Fund:

      Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104
- 12.75%

------------------------------------------------------------------------------

      As of June 30, 1997, Mr. John F. Hotchkis, Trustee of the Trust and Chairman of the Advisor, through personal and trust accounts and accounts of or for the benefit of certain family members, may be deemed to be the beneficial owner of 1.10% of the Balanced Income Fund's outstanding shares. The Trust's officers and Trustees as a group owned 3.44% of the Balanced Income Fund's outstanding shares.

      As of June 30, 1997, Retirement Plan for Employees of Texas Utilities Company System, P.O. Box 320, Pittsburgh, PA 15230- 0320, owned of record and beneficially 26.47% of the Balanced Income Fund's shares and may be deemed a controlling person of that Fund.

      As of June 30, 1997, the following persons owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Balanced Income Fund:

      Key Trust Co Trustee for certain plans of Gibson Greetings Inc., P.O. Box 94870, Cleveland, OH 44101 - 5.13%

      As of June 30, 1997, the following person owned of record, but not beneficially, more than five percent of the outstanding shares of the Balanced Income Fund:

      Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104
- 36.01%


--------------------------------------------------------------------------------

      As of June 30, 1997, Mr. John F. Hotchkis, Trustee of the Trust and Chairman of the Advisor, through personal and trust accounts and accounts of or for the benefit of certain family members, may be deemed to be the beneficial owner of 27.00% of the Small Cap Fund's outstanding shares and may be deemed a controlling person of that Fund. The Trust's officers and Trustees as a group owned 32.16% of the Small Cap Fund's outstanding shares.

      As of June 30, 1997, the following persons owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Small Cap Fund:

      Preston Hotchkis, 125 E. Victoria Street, Suite L, Santa Barbara, CA 93101
- 7.28%

      As of June 30, 1997, the following person owned of record, but not beneficially, more than five percent of the outstanding shares of the Small Cap
Fund:

      Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104
- 10.78%

-------------------------------------------------------------------------------

      As of June 30, 1997, Mr. John F. Hotchkis, Trustee of the Trust and Chairman of the Advisor, through personal and trust accounts and accounts of or for the benefit of certain family members, may be deemed to be the beneficial owner of 0.38% of the International Fund's outstanding shares. The Trust's officers and Trustees as a group owned 0.53% of the International Fund's outstanding shares.

      As of June 30, 1997, the following persons owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the International Fund:

      Smith Barney, 333 West 34th Street, Floor 7, New York, NY 10001 - 10.85%

      Retirement Plan for Employees of Texas Utilities Company System, P.O. Box 320, Pittsburgh, PA 15230-0320 - 5.25%

      As of June 30, 1997, the following person owned of record, but not beneficially, more than five percent of the outstanding shares of the International Fund:

      Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104
- 39.54%

-------------------------------------------------------------------------------

      As of June 30, 1997, Mr. John F. Hotchkis, Trustee of the Trust and Chairman of the Advisor, through personal and trust accounts and accounts of or for the benefit of certain family members, may be deemed to be the beneficial owner of 9.27% of the Low Duration Fund's outstanding shares. The Trust's officers and Trustees as a group owned 9.37% of the Low Duration Fund's outstanding shares.

      As of June 30, 1997, the following person owned of record, but not beneficially, more than five percent of the outstanding shares of the Low Duration Fund:

      Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104
- 48.03%

-------------------------------------------------------------------------------

      As of June 30, 1997, Trussell & Co., for the benefit of United Airlines Group, P.O. Box 771072, Detroit, MI 48277-1072, owned of record and beneficially 30.75% of the Short-Term Investment Fund's shares and may be deemed a controlling person of that Fund.

      As of June 30, 1997, the following persons owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Short-Term Investment Fund:

      Citibank NA, trustees for Mercantile Stores Company, 111 Wall St., EBF/20th Flr, NY, NY 10043 - 8.67%

      Susan Shanor, 4336 Town Commons Circle, Atlanta, GA 30319 - 7.24%

      PAMCAH-UA LOCAL 675, 1109 Bethel St., Ste 403, Honolulu, HI 96813-2218 - 7.13%

      Hotchkis and Wiley, Division of Merrill Lynch Capital Management Group, 800 West Sixth Street, 5th Floor, L.A., CA 90017 - 14.17%

      As of June 30, 1997, Dim & Co., for the benefit of YMCA of Metropolitan Los Angeles, P.O. Box 9800, Calabasas, CA 91372-0800, owned of record and beneficially 34.74% of the Total Return Bond Fund's shares and may be deemed a controlling person of that Fund.

      As of June 30, 1997, the following person owned of record, but not beneficially, more than five percent of the outstanding shares of the Total Return Bond Fund:

      Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104
- 38.94%

-------------------------------------------------------------------------------

      As of June 30, 1997, Mr. John F. Hotchkis, Trustee of the Trust and Chairman of the Advisor, through personal and trust accounts and accounts of or for the benefit of certain family members, may be deemed to be the beneficial owner of 16.21% of the Mid-Cap Fund's outstanding shares. The Trust's officers and Trustees as a group owned 16.76% of the Mid-Cap Fund's outstanding shares.

      As of June 30, 1997, the following persons owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Mid-Cap Fund:

      Michael F. Baxter, 800 West Sixth Street, 5th Floor, L.A., CA 90017 -
8.55%

      John P. Anderson, P.O. Box 1086, Idyllwild, CA 92549-1086 - 8.08%

      Hep & Co., P.O. Box 9800, Calabasas, CA 91372-0800 - 10.94%

      As of June 30, 1997, the following person owned of record, but not beneficially, more than five percent of the outstanding shares of the Mid-Cap
Fund:

      Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104
- 5.65%

-------------------------------------------------------------------------------

      As of June 30, 1997, Mr. John F. Hotchkis, Trustee of the Trust and Chairman of the Advisor, through personal and trust accounts and accounts of or for the benefit of certain family members, may be deemed to be the beneficial owner of 42.79%of the Global Equity Fund's outstanding shares and may be deemed a controlling person of that Fund. The Trust's officers and Trustees as a group owned 43.55% of the Global Equity Fund's outstanding shares.

      As of June 30, 1997, the following persons owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Global Equity Fund:

      Sarah Ketterer, 800 West Sixth Street, 5th Floor, L.A., CA 90272-3809 - 9.04%

      Hotchkis and Wiley, a division of Merrill Lynch Asset Management, L.P., 800 West Sixth Street, 5th Floor, L.A., CA 90017 - 15.94%

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
EQUITY INCOME FUND

COMMON STOCKS -- 98.6%           Shares        Value
--------------------------------------------------------
AEROSPACE -- 2.1%
 ........................................................
Lockheed Martin Corporation       23,079    $  1,938,636
 ........................................................
Northrop Grumman Corporation      28,318       1,929,164
 ........................................    ============
                                               3,867,800
--------------------------------------------------------
AUTO-RELATED -- 2.8%
 ........................................................
Dana Corporation                 106,636       3,305,716
 ........................................................
PACCAR, Incorporated              35,161       1,722,889
 ........................................    ============
                                               5,028,605
--------------------------------------------------------
AUTOS & TRUCKS -- 8.3%
 ........................................................
Chrysler Corporation              30,000       1,860,000
 ........................................................
Ford Motor Company               185,954       6,020,261
 ........................................................
General Motors Corporation       140,000       7,332,500
 ........................................    ============
                                              15,212,761
--------------------------------------------------------
BANKS -- 8.6%
 ........................................................
BankAmerica Corporation           33,038       2,502,628
 ........................................................
The Chase Manhattan
  Corporation                     16,105       1,137,416
 ........................................................
First Chicago NBD Corporation     83,349       3,261,030
 ........................................................
First Hawaiian, Inc.              37,757       1,076,075
 ........................................................
First of America Bank
  Corporation                     32,477       1,453,346
 ........................................................
KeyCorp                           57,415       2,224,831
 ........................................................
National City Corporation         38,758       1,361,375
 ........................................................
Regions Financial Corporation     56,636       2,647,733
 ........................................    ============
                                              15,664,434
--------------------------------------------------------
BEVERAGES -- 0.7%
 ........................................................
Anheuser-Busch Companies, Inc.    16,991       1,274,325
--------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 1.4%
 ........................................................
Weyerhaeuser Company              60,016       2,550,680
--------------------------------------------------------
CHEMICALS -- 2.2%
 ........................................................
Goodrich (B.F.) Company           60,412       2,257,898
 ........................................................
PPG Industries, Inc.              16,479         803,351
 ........................................................
Witco Corporation                 27,631         949,816
 ........................................    ============
                                               4,011,065
--------------------------------------------------------
COAL & GAS -- 1.8%
 ........................................................
Eastern Enterprises               99,393       3,304,817
--------------------------------------------------------
DIVERSIFIED -- 5.5%
 ........................................................
Ogden Corporation                173,655       3,147,497
 ........................................................
Olin Corporation                  23,598       2,106,121
 ........................................................
Tenneco, Inc.                     94,754       4,844,298
 ........................................    ============
                                              10,097,916
--------------------------------------------------------

                                 Shares        Value
--------------------------------------------------------
DRUGS -- 1.2%
 ........................................................
Merck & Company, Inc.             34,925    $  2,257,028
--------------------------------------------------------
ENGINEERING AND CONSTRUCTION -- 1.0%
 ........................................................
Harsco Corporation                26,241       1,764,707
--------------------------------------------------------
FINANCIAL SERVICES -- 6.1%
 ........................................................
Great Western Financial
  Corporation                    109,027       2,603,020
 ........................................................
H.F. Ahmanson & Company          102,253       2,760,831
 ........................................................
Household International, Inc.     49,084       3,730,384
 ........................................................
Transamerica Corporation          25,486       2,064,366
 ........................................    ============
                                              11,158,601
--------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.2%
 ........................................................
Whirlpool Corporation              7,200         357,300
--------------------------------------------------------
INSURANCE -- 6.0%
 ........................................................
Allstate Corporation              22,042       1,005,666
 ........................................................
Aon Corporation                  102,183       5,185,787
 ........................................................
Lincoln National Corporation      41,699       1,928,579
 ........................................................
USLIFE Corporation                83,963       2,760,284
 ........................................    ============
                                              10,880,316
--------------------------------------------------------
MACHINERY -- 1.9%
 ........................................................
Deere & Company                   84,954       3,398,160
--------------------------------------------------------
METALS & MINING -- 0.6%
 ........................................................
Phelps Dodge Corporation          16,555       1,032,618
--------------------------------------------------------
OIL -- DOMESTIC -- 2.9%
 ........................................................
Atlantic Richfield Company         3,776         447,456
 ........................................................
Occidental Petroleum
  Corporation                    121,589       3,009,328
 ........................................................
Sun Company, Inc.                 57,237       1,738,574
 ........................................    ============
                                               5,195,358
--------------------------------------------------------
OIL -- INTERNATIONAL -- 3.2%
 ........................................................
Amoco Corporation                 28,000       2,026,500
 ........................................................
Chevron Corporation               20,000       1,180,000
 ........................................................
Exxon Corporation                 10,000         868,750
 ........................................................
Mobil Corporation                  1,632         182,988
 ........................................................
Royal Dutch Petroleum Company
  ADR                              1,888         290,280
 ........................................................
TransCanada Pipelines Ltd.        93,071       1,372,797
 ........................................    ============
                                               5,921,315
--------------------------------------------------------
PAPER -- 1.9%
 ........................................................
Georgia Pacific Corporation       50,000       3,550,000
--------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                 Shares        Value
--------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.7%
 ........................................................
Eastman Kodak Company             40,589    $  3,155,795
--------------------------------------------------------
POLLUTION CONTROL -- 3.5%
 ........................................................
Browning-Ferris Industries,
  Inc.                           220,000       6,380,000
--------------------------------------------------------
PROFESSIONAL SERVICES -- 1.5%
 ........................................................
PHH Corporation                   47,385       2,700,945
--------------------------------------------------------
RAILROADS -- 4.3%
 ........................................................
Burlington Northern Santa Fe
  Corp.                           24,542       1,984,834
 ........................................................
Norfolk Southern Corporation      37,757       3,199,906
 ........................................................
Union Pacific Corporation         37,757       2,638,270
 ........................................    ============
                                               7,823,010
--------------------------------------------------------
RETAIL -- GENERAL -- 4.6%
 ........................................................
J.C. Penney Co., Incorporated     44,323       2,326,957
 ........................................................
Kmart Corporation                144,671       1,790,304
 ........................................................
May Department Stores Company     47,196       2,064,825
 ........................................................
Sears, Roebuck & Company          47,196       2,294,906
 ........................................    ============
                                               8,476,992
--------------------------------------------------------
STEEL -- 7.7%
 ........................................................
Allegheny Ludlum Corporation     397,900       7,510,362
 ........................................................
Lukens, Inc.                     120,000       2,865,000
 ........................................................
USX-U.S. Steel Group, Inc.       128,941       3,658,701
 ........................................    ============
                                              14,034,063
--------------------------------------------------------
TELECOMMUNICATIONS -- 1.2%
 ........................................................
Comsat Corporation                84,954       2,208,804
--------------------------------------------------------
TOBACCO -- 7.5%
 ........................................................
American Brands, Inc.            165,000       7,486,875
 ........................................................
Philip Morris Companies, Inc.     26,150       2,719,600
 ........................................................
UST, Inc.                        101,029       3,460,243
 ........................................    ============
                                              13,666,718
--------------------------------------------------------
TRUCKING -- 0.9%
 ........................................................
Ryder System, Inc.                56,636       1,592,887
--------------------------------------------------------
UTILITY -- ELECTRIC -- 3.1%
 ........................................................
CMS Energy Corporation            70,795       2,185,796
 ........................................................
New York State Electric & Gas
  Corporation                     15,197         370,427
 ........................................................
Peco Energy Company               75,000       1,950,000
 ........................................................
Public Service Enterprises
  Group                           43,893       1,201,571
 ........................................    ============
                                               5,707,794
--------------------------------------------------------
                                 Shares        Value
--------------------------------------------------------
UTILITY -- TELEPHONE -- 4.2%
 ........................................................
BellSouth Corporation             35,114    $  1,487,956
 ........................................................
Cincinnati Bell, Incorporated     60,000       3,127,500
 ........................................................
GTE Corporation                    9,439         422,395
 ........................................................
NYNEX Corporation                 56,636       2,690,210
 ........................................    ============
                                               7,728,061
--------------------------------------------------------
Total common stocks (cost
  $145,227,490)                              180,002,875
--------------------------------------------------------
PREFERRED STOCKS -- 1.2%
--------------------------------------------------------
Armco Incorporated Class A
 ........................................................
  $2.10 Cum. Cv. Preferred        21,238         493,783
 ........................................................
  $4.50 Cum. Cv. Preferred         6,702         315,832
 ........................................................
Bethlehem Steel Corporation
 ........................................................
  $2.50 Cum. Cv. Preferred         4,600         122,475
 ........................................................
  $5.00 Cum. Cv. Preferred        22,865       1,188,980
 ........................................    ============
Total preferred stocks
  (cost $2,168,760)                            2,121,070
--------------------------------------------------------

VARIABLE RATE                   Principal
DEMAND NOTES* -- 0.3%            Amount
--------------------------------------------------------
General Mills, Inc., 5.14%      $241,721         241,721
 ........................................................
Pitney Bowes, Inc., 5.1441%      400,000         400,000
 ........................................    ============
Total variable rate demand
  notes                                          641,721
  (cost $641,721)
--------------------------------------------------------
Total investments -- 100.1%
  (cost $148,037,971)                        182,765,666
 ........................................................
Liabilities in excess of
  other
  assets -- (0.1%)                              (227,561)
 ........................................    ============
Total net assets -- 100.0%                  $182,538,105
--------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1996.

ADR -- American Depository Receipt.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
SMALL CAP FUND

COMMON STOCKS -- 96.5%            Shares        Value
--------------------------------------------------------
APPAREL & TEXTILES -- 3.8%
 ........................................................
Donnkenny, Inc. #                  15,000    $   292,500
 ........................................................
Kellwood Company                    7,000        128,625
 ........................................................
Kenneth Cole Productions, Class
  A #                              10,000        197,500
 .........................................    ===========
                                                 618,625
--------------------------------------------------------
APPLIANCES & HOUSEHOLD FURNITURE -- 4.8%
 ........................................................
Open Plan Systems, Inc. #          20,000        240,000
 ........................................................
REX Stores Corporation #           35,000        538,125
 .........................................    ===========
                                                 778,125
--------------------------------------------------------
AUTO PARTS -- 4.0%
 ........................................................
APS Holding Corporation, Class
  A #                              30,000        660,000
--------------------------------------------------------
AUTO-RELATED -- 2.4%
 ........................................................
Special Devices, Inc. #            25,000        400,000
--------------------------------------------------------
BANKS -- 4.3%
 ........................................................
Coastal Bancorp, Inc.              30,000        540,000
 ........................................................
Commercial Bank of New York        16,000        176,000
 .........................................    ===========
                                                 716,000
--------------------------------------------------------
BUILDING MATERIALS -- 3.1%
 ........................................................
NCI Building Systems, Inc. #       15,000        506,250
--------------------------------------------------------
CHEMICALS -- 1.8%
 ........................................................
Dexter Corporation                 10,000        297,500
--------------------------------------------------------
COMMUNICATIONS & MEDIA -- 6.7%
 ........................................................
Century Communications
  Corporation, Class A #           50,000        425,000
 ........................................................
EIS International, Inc. #          15,000        382,500
 ........................................................
VTEL Corporation #                 30,000        288,750
 .........................................    ===========
                                               1,096,250
--------------------------------------------------------
COMPUTERS -- 0.9%
 ........................................................
Key Tronic Corporation #           23,000        149,500
--------------------------------------------------------
COMPUTER-RELATED -- 3.1%
 ........................................................
Applied Voice Technology, Inc.
  #                                45,000        517,500
--------------------------------------------------------
COMPUTER SERVICES -- 0.5%
 ........................................................
AMX Corporation #                  10,000         78,750
--------------------------------------------------------
ELECTRONICS -- 3.7%
 ........................................................
FLIR Systems, Inc. #               50,000        612,500
--------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.4%
 ........................................................
Stewart and Stevenson Services,
  Inc.                             10,000        227,500
--------------------------------------------------------
FOODS -- 2.1%
 ........................................................
Michael Foods, Inc.                30,000        348,750
--------------------------------------------------------

                                  Shares        Value
--------------------------------------------------------
HOMEBUILDERS -- 1.8%
 ........................................................
Del Webb Corporation               15,000    $   300,000
--------------------------------------------------------
HOSPITAL SUPPLIES & SERVICES -- 3.8%
 ........................................................
Healthcare Services Group, Inc.
  #                                70,000        630,000
--------------------------------------------------------
INSURANCE -- 7.5%
 ........................................................
GCR Holdings, Ltd.                  5,000        132,500
 ........................................................
Omni Insurance Group, Inc. #       60,000        555,000
 ........................................................
PXRE Corporation                   22,500        545,625
 .........................................    ===========
                                               1,233,125
--------------------------------------------------------
OIL -- DOMESTIC -- 5.3%
 ........................................................
Abraxas Petroleum Corporation #    40,000        272,500
 ........................................................
Tom Brown, Inc. #                  35,000        599,375
 .........................................    ===========
                                                 871,875
--------------------------------------------------------
REAL ESTATE -- 10.2%
 ........................................................
NHP, Inc. #                        20,000        412,500
 ........................................................
Redwood Trust, Inc.                45,000      1,260,000
 .........................................    ===========
                                               1,672,500
--------------------------------------------------------
RETAIL -- GENERAL -- 2.7%
 ........................................................
Orchard Supply Hardware Stores
  Corporation #                    15,000        451,875
--------------------------------------------------------
RETAIL -- SPECIALTY APPAREL -- 2.0%
 ........................................................
Haggar Corporation                 25,000        337,500
--------------------------------------------------------
SAVINGS & LOANS -- 7.1%
 ........................................................
CENFED Financial Corporation        8,800        195,800
 ........................................................
First Republic Bancorp, Inc. #     40,000        615,000
 ........................................................
Metropolitan Bancorp
  Corporation #                    26,500        357,750
 .........................................    ===========
                                               1,168,550
--------------------------------------------------------
SEMICONDUCTORS -- 2.9%
 ........................................................
Lattice Semiconductor
  Corporation #                    20,000        482,500
--------------------------------------------------------
STEEL FABRICATOR -- 1.8%
 ........................................................
Citation Corporation #             25,000        300,000
--------------------------------------------------------
TOYS -- 2.5%
 ........................................................
Toy Biz, Inc., Class A #           20,000        405,000
--------------------------------------------------------
TRANSPORTATION EQUIPMENT -- 1.3%
 ........................................................
Tranz Rail Holdings Ltd. -- ADR
  #                                15,000        208,125
--------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
SMALL CAP FUND

                                  Shares        Value
--------------------------------------------------------
TRUCKING & SHIPPING -- 5.0%
 ........................................................
Covenant Transport, Inc. --
  Class A #                        15,000    $   255,000
 ........................................................
Rollins Truck Leasing
  Corporation                      45,000        466,875
 ........................................................
USA Truck, Inc. #                  10,000        105,000
 .........................................    ===========
                                                 826,875
--------------------------------------------------------
Total common stocks
  (cost $14,773,851)                          15,895,175
--------------------------------------------------------

        VARIABLE RATE            Principal
    DEMAND NOTES* -- 0.9%         Amount
--------------------------------------------------------
General Mills, Inc., 5.14%       $153,675        153,675
 .........................................    ===========
Total variable rate demand
  notes                                          153,675
  (cost $153,675)
--------------------------------------------------------
Total investments -- 97.4%
  (cost $14,927,526)                          16,048,850
 ........................................................
Other assets in excess of
  liabilities -- 2.6%                            431,836
 .........................................    ===========
Total net assets -- 100.0%                   $16,480,686
--------------------------------------------------------
# Non-income producing security.
* Variable rate demand notes are considered short-term
  obligations and are payable on demand. Interest rates
  change periodically on specified dates. The rates
  listed are as of June 30, 1996.
ADR -- American Depository Receipt.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
INTERNATIONAL FUND

COMMON STOCKS -- 93.0%
---------------------------------------------------------
AUSTRALIA -- 5.2%               Shares         Value
---------------------------------------------------------
BANKING -- 1.9%
 .........................................................
Australia and New Zealand
  Banking Group, Ltd.           1,338,000    $  6,339,525
---------------------------------------------------------
BUILDING MATERIALS -- 1.2%
 .........................................................
Pioneer International, Ltd.     1,352,000       3,937,155
---------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 0.2%
 .........................................................
Pacific Dunlop, Ltd.              389,000         875,628
---------------------------------------------------------
INSURANCE -- 1.9%
 .........................................................
GIO Australia Holdings, Ltd.    1,731,786       4,266,215
 .........................................................
QBE Insurance Group, Ltd.         320,646       1,905,359
 .........................................    ============
                                                6,171,574
 .........................................    ============
Total Australia                                17,323,882
---------------------------------------------------------
AUSTRIA -- 1.6%
---------------------------------------------------------
STEEL -- 1.6%
 .........................................................
Boehler-Uddeholm AG                70,000       5,423,663
 .........................................    ============
Total Austria                                   5,423,663
---------------------------------------------------------
BELGIUM -- 0.8%
---------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 0.8%
 .........................................................
Groupe Bruxelles Lambert, S.A.     20,100       2,514,986
 .........................................................
Groupe Bruxelles Lambert rights
  #                                    60              17
 .........................................    ============
Total Belgium                                   2,515,003
---------------------------------------------------------
CANADA -- 5.8%
---------------------------------------------------------
BANKS -- 2.7%
 .........................................................
Bank of Nova Scotia               152,038       3,696,241
 .........................................................
Canadian Imperial Bank of
  Commerce                        168,000       5,419,077
 .........................................    ============
                                                9,115,318
---------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.5%
 .........................................................
IMASCO, Ltd.                      238,000       4,862,405
---------------------------------------------------------
METALS & MINERALS -- 0.5%
 .........................................................
Noranda, Inc.                      79,000       1,616,884
---------------------------------------------------------
RAILROADS -- 1.1%
 .........................................................
Canadian National Railway         201,000       3,701,724
 .........................................    ============
Total Canada                                   19,296,331
---------------------------------------------------------

FINLAND -- 1.7%                 Shares         Value
---------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.7%
 .........................................................
UPM-Kymmene OY #                  270,000    $  5,584,924
 .........................................    ============
Total Finland                                   5,584,924
---------------------------------------------------------
FRANCE -- 4.3%
---------------------------------------------------------
BUILDING MATERIALS & COMPONENTS -- 1.5%
 .........................................................
LaFarge Coppee SA                  83,173       5,032,623
---------------------------------------------------------
OIL & GAS -- 1.5%
 .........................................................
Societe Nationale Elf
  Acquitaine                       66,000       4,853,762
---------------------------------------------------------
STEEL -- 1.3%
 .........................................................
Unisor Sacilor #                  297,000       4,283,580
 .........................................    ============
Total France                                   14,169,965
---------------------------------------------------------
GERMANY -- 3.1%
---------------------------------------------------------
CHEMICALS -- 1.6%
 .........................................................
Bayer AG                          155,000       5,453,017
---------------------------------------------------------
MANUFACTURING -- 1.5%
 .........................................................
Buderus AG                         11,500       4,873,077
 .........................................    ============
Total Germany                                  10,326,094
---------------------------------------------------------
HONG KONG -- 9.6%
---------------------------------------------------------
BANKS -- 1.8%
 .........................................................
HSBC Holdings, PLC                392,800       5,937,285
---------------------------------------------------------
PRINTING & PUBLISHING -- 2.1%
 .........................................................
Oriental Press Group, Ltd.      4,953,000       2,655,504
 .........................................................
South China Morning Post
  (Holdings), Ltd.              6,010,000       4,115,105
 .........................................    ============
                                                6,770,609
---------------------------------------------------------
RETAIL -- SPECIALTY -- 1.5%
 .........................................................
Dickson Concepts International,
  Ltd.                          2,850,000       3,645,110
 .........................................................
Harbour Ring International
  Holdings                      11,426,000      1,239,950
 .........................................    ============
                                                4,885,060
---------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 2.9%
 .........................................................
Hang Lung Development Co., Ltd. 1,955,000       3,674,856
 .........................................................
New World Development Co., Ltd. 1,305,000       6,052,510
 .........................................    ============
                                                9,727,366
---------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 1.3%
 .........................................................
Hong Kong Telecommunications
  Ltd.                          2,480,000       4,453,455
 .........................................    ============
Total Hong Kong                                31,773,775
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
INTERNATIONAL FUND

IRELAND -- 1.7%                 Shares         Value
---------------------------------------------------------
PAPER -- 1.7%
 .........................................................
Jefferson Smurfit Group PLC     2,129,430    $  5,715,229
 .........................................    ============
Total Ireland                                   5,715,229
---------------------------------------------------------
ITALY -- 1.2%
---------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.2%
 .........................................................
Danieli & Company               1,086,000       3,860,985
 .........................................    ============
Total Italy                                     3,860,985
---------------------------------------------------------
JAPAN -- 14.4%
---------------------------------------------------------
AUTOS & TRUCKS -- 1.3%
 .........................................................
Bridgestone Corporation           165,000       3,144,104
 .........................................................
Suzuki Motor Corporation          105,000       1,378,537
 .........................................    ============
                                                4,522,641
---------------------------------------------------------
BUILDING MATERIAL & COMPONENTS -- 1.7%
 .........................................................
Sekisui Chemical Co., Ltd.        469,000       5,729,864
---------------------------------------------------------
CONSTRUCTION & HOUSING -- 0.9%
 .........................................................
Daiwa House Industry Co., Ltd.    187,000       2,898,392
---------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.3%
 .........................................................
Nintendo Co., Ltd.                 57,300       4,262,962
---------------------------------------------------------
ELECTRICAL MACHINERY -- 3.2%
 .........................................................
Nichicon Corporation              339,000       4,914,320
 .........................................................
Sony Corporation                   87,400       5,745,309
 .........................................    ============
                                               10,659,629
---------------------------------------------------------
FINANCIAL SERVICES -- 1.1%
 .........................................................
Promise Company Ltd.               74,500       3,667,893
---------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.0%
 .........................................................
Hokushin                          250,600       3,198,717
---------------------------------------------------------
INSURANCE -- 1.3%
 .........................................................
Nippon Fire & Marine Insurance    645,000       4,204,675
---------------------------------------------------------
IRON/STEEL -- 1.6%
 .........................................................
Yodogawa Steel Works              701,000       5,349,462
---------------------------------------------------------
PHARMACEUTICALS -- 1.0%
 .........................................................
Terumo                            259,000       3,282,322
 .........................................    ============
Total Japan                                    47,776,557
---------------------------------------------------------

MALAYSIA -- 2.2%                Shares         Value
---------------------------------------------------------
BUILDING MATERIALS -- 0.4%
 .........................................................
Kedah Cement Holdings BHD         679,000    $  1,257,187
---------------------------------------------------------
FINANCIAL SERVICES -- 0.9%
 .........................................................
Arab Malaysian Finance Berhad     663,000       2,896,198
---------------------------------------------------------
TRUCKING & SHIPPING -- 0.9%
 .........................................................
Malaysian International
  Shipping Corporation BHD      1,013,000       3,146,294
 .........................................    ============
Total Malaysia                                  7,299,679
---------------------------------------------------------
NETHERLANDS -- 7.4%
---------------------------------------------------------
CHEMICALS -- 1.8%
 .........................................................
Akzo Nobel NV                      50,500       6,050,027
---------------------------------------------------------
CONSTRUCTION & HOUSING -- 1.4%
 .........................................................
Hollandsche Beton Groep NV         24,479       4,689,365
---------------------------------------------------------
FINANCIAL SERVICES -- 1.4%
 .........................................................
Internationale Nederlanden
  Groep NV                        155,857       4,647,471
---------------------------------------------------------
INSURANCE -- 1.3%
 .........................................................
Fortis AMEV NV                    147,843       4,235,267
---------------------------------------------------------
TELECOMMUNICATIONS -- 1.5%
 .........................................................
KPN                               127,763       4,835,153
 .........................................    ============
Total Netherlands                              24,457,283
---------------------------------------------------------
NEW ZEALAND -- 1.8%
---------------------------------------------------------
BUILDING MATERIALS -- 1.0%
 .........................................................
Fletcher Challenge Building     1,697,500       3,314,267
---------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.4%
 .........................................................
Fletcher Challenge Paper          695,000       1,342,662
---------------------------------------------------------
OIL & GAS -- 0.4%
 .........................................................
Fletcher Challenge Energy         522,500       1,152,590
 .........................................    ============
Total New Zealand                               5,809,519
---------------------------------------------------------
NORWAY -- 1.3%
---------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.1%
 .........................................................
Kvaerner AS--Class A               10,227         432,138
---------------------------------------------------------
PHARMACEUTICALS & HEALTH CARE -- 0.8%
 .........................................................
Nycomed ASA -- Class B #          200,000       2,770,794
---------------------------------------------------------
UTILITY -- ELECTRIC -- 0.4%
 .........................................................
Hafslund ASA -- Class B           200,000       1,262,251
 .........................................    ============
Total Norway                                    4,465,183
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
INTERNATIONAL FUND

SINGAPORE -- 2.7%               Shares         Value
---------------------------------------------------------
DIVERSIFIED INDUSTRIES -- 2.2%
 .........................................................
Jardine Matheson                1,002,200    $  7,366,170
---------------------------------------------------------
MACHINERY & ENGINEERING -- 0.5%
 .........................................................
Sembawang Corporation             291,000       1,443,204
 .........................................    ============
Total Singapore                                 8,809,374
---------------------------------------------------------
SPAIN -- 3.3%
---------------------------------------------------------
BANKS -- 1.7%
 .........................................................
Banco Santander SA                122,500       5,713,633
---------------------------------------------------------
TELECOMMUNICATIONS -- 1.6%
 .........................................................
Telefonica De Espana              290,000       5,338,080
 .........................................    ============
Total Spain                                    11,051,713
---------------------------------------------------------
SWEDEN -- 3.1%
---------------------------------------------------------
COMPUTER SOFTWARE -- 0.7%
 .........................................................
Enator AB #                       101,500       2,332,727
---------------------------------------------------------
DEFENSE -- 0.4%
 .........................................................
Celsius Industrier AB             101,500       1,330,802
---------------------------------------------------------
DIVERSIFIED -- 2.0%
 .........................................................
Marieberg Tidnings AB -- Class
  A                               263,000       6,579,485
 .........................................    ============
Total Sweden                                   10,243,014
---------------------------------------------------------
SWITZERLAND -- 7.3%
---------------------------------------------------------
BUILDING MATERIALS -- 1.2%
 .........................................................
Sarna Kunststoff Holding AG
  "registered"                      3,750       3,954,808
---------------------------------------------------------
BUSINESS SERVICES -- 0.5%
 .........................................................
SGS Surveillance Holding SA         3,900       1,713,750
---------------------------------------------------------
CHEMICALS -- 1.2%
 .........................................................
Ciba-Geigy AG "registered"          3,300       4,020,722
---------------------------------------------------------
FOOD PRODUCERS -- 0.2%
 .........................................................
Nestle SA "registered"                735         839,150
---------------------------------------------------------
INSURANCE -- 1.6%
 .........................................................
Swiss Reinsurance Co.
  "registered"                      5,000       5,133,261
---------------------------------------------------------
MACHINERY & EQUIPMENT -- 2.6%
 .........................................................
Sig Schweizerische Industrie --
  Gesellschaft Holding AG           2,010       4,753,440
 .........................................................
Sulzer Gebruder AG (P.C.)           6,400       3,834,965
 .........................................    ============
                                                8,588,405
 .........................................    ============
Total Switzerland                              24,250,096
---------------------------------------------------------

UNITED KINGDOM -- 14.5%          Shares         Value
---------------------------------------------------------
BANKS -- 1.5%
 .........................................................
National Westminster Bank, PLC    529,000    $  5,063,275
---------------------------------------------------------
BUILDING MATERIALS -- 1.1%
 .........................................................
Redland PLC                       600,000       3,738,443
---------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.2%
 .........................................................
Hanson, PLC                     1,350,000       3,786,222
---------------------------------------------------------
FOOD PRODUCERS -- 1.5%
 .........................................................
Hillsdown Holdings, PLC         1,840,000       4,974,646
---------------------------------------------------------
HOUSING CONSTRUCTION -- 0.7%
 .........................................................
Barratt Developments PLC          562,500       2,219,992
---------------------------------------------------------
INSURANCE -- 0.7%
 .........................................................
Commercial Union, PLC             270,000       2,433,251
---------------------------------------------------------
RETAIL -- 1.9%
 .........................................................
Argyll Group PLC                1,150,000       6,200,439
---------------------------------------------------------
TOBACCO -- 1.4%
 .........................................................
BAT Industries, PLC               602,500       4,690,184
---------------------------------------------------------
UTILITY -- ELECTRIC -- 1.7%
 .........................................................
Powergen ORD                      770,000       5,635,166
---------------------------------------------------------
UTILITY -- GAS -- 1.2%
 .........................................................
British Gas PLC                 1,400,000       3,915,576
---------------------------------------------------------
UTILITY -- WATER -- 1.6%
 .........................................................
Hyder PLC                         465,000       5,158,771
 .........................................    ============
Total United Kingdom                           47,815,965
---------------------------------------------------------
Total common stocks -- 93.0%
  (cost $291,115,551)                         307,968,234
 .........................................................
Other assets in excess of liabilities --
  7.0%                                         23,025,209
 .........................................    ============
Total net assets -- 100%                     $330,993,443
---------------------------------------------------------

# Non-income producing security.

P.C. -- Participation Certificates.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
BALANCED INCOME FUND

COMMON STOCKS -- 41.2%           Shares        Value
--------------------------------------------------------
AEROSPACE -- 1.8%
 ........................................................
Northrop Grumman Corporation       5,200    $    354,250
 ........................................................
Rockwell International
  Corporation                      7,100         406,475
 ........................................................
United Technologies
  Corporation                      4,700         540,500
 ........................................    ============
                                               1,301,225
--------------------------------------------------------
AUTO-RELATED -- 0.4%
 ........................................................
Dana Corporation                  10,000         310,000
--------------------------------------------------------
AUTOS & TRUCKS -- 2.5%
 ........................................................
Ford Motor Company                30,100         974,486
 ........................................................
General Motors Corporation        14,500         759,438
 ........................................    ============
                                               1,733,924
--------------------------------------------------------
BANKS -- 2.4%
 ........................................................
BankAmerica Corporation            3,500         265,125
 ........................................................
The Chase Manhattan
  Corporation                      4,680         330,525
 ........................................................
Comerica, Inc.                     5,500         245,438
 ........................................................
First Chicago NBD Corporation      3,300         129,113
 ........................................................
First of America Bank
  Corporation                      8,700         389,325
 ........................................................
National City Corporation         10,500         368,813
 ........................................    ============
                                               1,728,339
--------------------------------------------------------
BEVERAGES -- 0.5%
 ........................................................
Anheuser-Busch Companies, Inc.     5,000         375,000
--------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 0.8%
 ........................................................
Weyerhaeuser Company              14,000         595,000
--------------------------------------------------------
CHEMICALS -- 1.0%
 ........................................................
Dow Chemical Company               4,800         364,800
 ........................................................
Dupont (E.I.) De Nemours &
  Company                          4,800         379,800
 ........................................    ============
                                                 744,600
--------------------------------------------------------
DIVERSIFIED -- 1.4%
 ........................................................
Hanson PLC, ADR                   26,000         370,500
 ........................................................
Tenneco, Inc.                     12,400         633,950
 ........................................    ============
                                               1,004,450
--------------------------------------------------------
DRUGS -- 1.5%
 ........................................................
American Home Products
  Corporation                      5,000         300,625
 ........................................................
Baxter International, Inc.         6,200         292,950
 ........................................................
Bristol-Myers Squibb Company       2,800         252,000
 ........................................................
Merck & Company, Inc.              3,600         232,650
 ........................................    ============
                                               1,078,225
--------------------------------------------------------

                                 Shares        Value
--------------------------------------------------------
FINANCIAL SERVICES -- 4.1%
 ........................................................
Beneficial Corporation             6,200    $    347,975
 ........................................................
Great Western Financial
  Corporation                     31,000         740,125
 ........................................................
H.F. Ahmanson & Company           36,000         972,000
 ........................................................
Household International, Inc.      4,200         319,200
 ........................................................
Transamerica Corporation           6,000         486,000
 ........................................    ============
                                               2,865,300
--------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.1%
 ........................................................
Whirlpool Corporation              1,300          64,513
--------------------------------------------------------
INSURANCE -- 1.4%
 ........................................................
Aetna Life & Casualty Company      4,600         328,900
 ........................................................
Aon Corporation                    7,500         380,625
 ........................................................
USLIFE Corporation                 7,700         253,138
 ........................................    ============
                                                 962,663
--------------------------------------------------------
MACHINERY -- 0.6%
 ........................................................
Deere & Company                   10,600         424,000
--------------------------------------------------------
METALS & MINING -- 2.0%
 ........................................................
Aluminum Company of America       10,900         625,387
 ........................................................
Phelps Dodge Corporation           8,000         499,000
 ........................................................
Reynolds Metals Company            5,000         260,625
 ........................................    ============
                                               1,385,012
--------------------------------------------------------
OIL -- DOMESTIC -- 1.7%
 ........................................................
Atlantic Richfield Company         5,500         651,750
 ........................................................
Ultramar Corporation               2,500          72,500
 ........................................................
USX-Marathon Group, Inc.          22,500         452,812
 ........................................    ============
                                               1,177,062
--------------------------------------------------------
OIL -- INTERNATIONAL -- 2.4%
 ........................................................
Chevron Corporation                6,000         354,000
 ........................................................
Exxon Corporation                  4,000         347,500
 ........................................................
Mobil Corporation                  2,000         224,250
 ........................................................
Royal Dutch Petroleum Company
  -- ADR                           3,500         538,125
 ........................................................
TransCanada Pipelines Ltd.        14,000         206,500
 ........................................    ============
                                               1,670,375
--------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                                 Shares        Value
--------------------------------------------------------
PAPER -- 1.7%
 ........................................................
Georgia Pacific Corporation        5,000    $    355,000
 ........................................................
International Paper Company       14,525         535,609
 ........................................................
Union Camp Corporation             6,000         292,500
 ........................................    ============
                                               1,183,109
--------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 0.5%
 ........................................................
Eastman Kodak Company              4,200         326,550
--------------------------------------------------------
POLLUTION CONTROL -- 0.5%
 ........................................................
Browning-Ferris Industries,
  Inc.                            13,200         382,800
--------------------------------------------------------
RAILROADS -- 1.3%
 ........................................................
Conrail, Inc.                      8,500         564,188
 ........................................................
Norfolk Southern Corporation       3,800         322,050
 ........................................    ============
                                                 886,238
--------------------------------------------------------
RETAIL -- GENERAL -- 2.6%
 ........................................................
J.C. Penney Co., Inc.             13,000         682,500
 ........................................................
May Department Stores Company     12,000         525,000
 ........................................................
Sears, Roebuck & Company           8,000         389,000
 ........................................................
Woolworth Corporation()           10,000         225,000
 ........................................    ============
                                               1,821,500
--------------------------------------------------------
SAVINGS & LOANS -- 0.4%
 ........................................................
Federal National Mortgage
  Association                      9,400         314,900
--------------------------------------------------------
STEEL -- 0.7%
 ........................................................
USX-U.S. Steel Group, Inc.        17,500         496,562
--------------------------------------------------------
TOBACCO -- 2.5%
 ........................................................
American Brands, Incorporated     16,000         726,000
 ........................................................
Philip Morris Companies,
  Incorporated                     9,700       1,008,800
 ........................................    ============
                                               1,734,800
--------------------------------------------------------
TRUCKING -- 0.6%
 ........................................................
Ryder System, Inc.                15,000         421,875
--------------------------------------------------------
                                 Shares        Value
--------------------------------------------------------
UTILITY -- ELECTRIC -- 3.3%
 ........................................................
CMS Energy Corporation            20,000    $    617,500
 ........................................................
DTE Energy Company                 7,500         231,563
 ........................................................
Edison International              19,300         340,162
 ........................................................
Entergy Corporation                1,100          31,213
 ........................................................
Illinova Corporation               5,000         143,750
 ........................................................
New York State Electric & Gas
  Corporation                      9,000         219,375
 ........................................................
Niagara Mohawk Power Company      13,500         104,625
 ........................................................
Peco Energy Company               11,000         286,000
 ........................................................
Public Service Enterprises
  Group, Inc.                     14,000         383,250
 ........................................    ============
                                               2,357,438
--------------------------------------------------------
UTILITY -- GAS PIPELINE -- 0.8%
 ........................................................
British Gas PLC, ADR               4,700         131,600
 ........................................................
Nicor, Inc.                        6,000         170,250
 ........................................................
Peoples Energy Corporation         7,500         251,250
 ........................................    ============
                                                 553,100
--------------------------------------------------------
UTILITY -- TELEPHONE -- 1.7%
 ........................................................
NYNEX Corporation                 10,500         498,750
 ........................................................
Pacific Telesis Group             10,500         354,375
 ........................................................
US West, Inc.                     10,000         318,750
 ........................................    ============
                                               1,171,875
--------------------------------------------------------
Total common stocks
  (cost $25,525,390)                          29,070,435
--------------------------------------------------------

CORPORATE                     Principal
BONDS -- 14.8%                  Amount
--------------------------------------------------------
BANKS -- 4.3%
 ........................................................
Okobank,
  6.9687%, 9/27/2049 #        $  700,000         717,990
 ........................................................
Midland Bank PLC,
  5.9125%, 6/29/2049 #           500,000         419,000
 ........................................................
Westpac Banking,
  5.6187%, 9/29/2049 #         2,200,000       1,895,740
 ........................................    ============
                                               3,032,730
--------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                              Principal
                                Amount         Value
--------------------------------------------------------
FINANCIAL SERVICES -- 3.0%
 ........................................................
Salomon, Inc.:
  5.65%, 2/10/1998            $  500,000    $    492,352
 ........................................................
  6.58%, 12/01/1998 #            500,000         500,563
 ........................................................
  5.799%, 4/05/1999 #          1,100,000       1,093,074
 ........................................    ============
                                               2,085,989
--------------------------------------------------------
PRINTING & PUBLISHING -- 0.7%
 ........................................................
Time Warner, Inc.,
  6.46%, 8/15/2000 #             500,000         502,132
--------------------------------------------------------
REAL ESTATE -- 2.1%
 ........................................................
Taubman Realty Group,
  6.00%, 11/03/1997 #          1,500,000       1,492,200
--------------------------------------------------------
SOVEREIGN -- 1.4%
 ........................................................
Swedish Export Credit Corp.,
  9.875%, 3/15/2038              900,000         982,080
--------------------------------------------------------
TELECOMMUNICATIONS -- 1.1%
 ........................................................
Southern New England Telephone,
  8.70%, 8/15/2031               750,000         769,989
--------------------------------------------------------
TRANSPORTATION -- 0.2%
 ........................................................
Delta Air Lines ETC,
  9.90%, 1/02/2002               150,000         165,407
--------------------------------------------------------
UTILITY -- ELECTRIC -- 2.0%
 ........................................................
CTC Mansfield Funding Corp. CLB,
  11.125%, 9/30/2016           1,400,000       1,447,821
--------------------------------------------------------
Total corporate bonds
  (cost $10,435,557)                          10,478,348
--------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES -- 5.1%
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.0%
 ........................................................
Federal Home Loan Mortgage
  Corporation, 1316 Z, 8.00%,
  6/15/2022                      674,076         671,488
 ........................................................
Federal National Mortgage
  Association:
  1993-202 VS, 9.75%,
  2/25/2023 #                    599,328         481,004
 ........................................................
  1994-2 SB, 10.00%,
  1/25/2024 #                    591,732         524,792
 ........................................................
  1994-13 SJ, 8.75%,
  2/25/2009 #                    525,000         454,946
 ........................................    ============
                                               2,132,230
--------------------------------------------------------
                              Principal
                                Amount         Value
--------------------------------------------------------
PASS-THROUGH SECURITIES -- 1.4%
 ........................................................
Federal Home Loan Bank,
  6.44%, 12/21/2000           $1,000,000    $    981,475
--------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.7%
 ........................................................
Federal Home Loan Mortgage
  Corporation, 1543 TH (IO),
  3.559%, 1/15/2019 #          8,644,287         493,329
--------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $3,806,515)                            3,607,034
--------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES -- 15.5%
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--13.2%
 ........................................................
Bear Stearns Mortgage
  Securities,
  Inc., 1993-8 A9, 7.50%,
  8/25/2024                      926,596         877,996
 ........................................................
Citicorp Mortgage Securities,
  Inc.:
 ........................................................
  1988-3 A2, 9.00%, 4/01/2018    246,281         253,665
 ........................................................
  1991-7 M, 8.75%, 5/25/2021     743,831         753,985
 ........................................................
Donaldson, Lufkin & Jenrette,
  1992-MF3 A3, 7.1375%,
  6/18/2007 #                    500,000         503,600
 ........................................................
Greenwich Capital Acceptance,
  Inc., 1994-LB1, 7.6364%,
  4/25/2024 #                  1,442,198       1,461,235
 ........................................................
Independent National Mortgage
  Corporation, 1995-N A5,
  7.50%, 10/25/2025            1,500,000       1,397,850
 ........................................................
Marine Midland, 1991-3 AM,
  8.00%, 12/25/2022            1,051,623       1,045,142
 ........................................................
PNC Mortgage Securities
  Corporation, 1996-1 A11,
  Class Z, 7.50%, 6/25/2026    1,577,864       1,462,285
 ........................................................
Ryland Mortgage Securities Corp.,
  1992-15 B1, 7.5159%,
  11/25/2022 #                 1,682,653       1,559,651
 ........................................      ==========
                                               9,315,409
--------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.0%
 ........................................................
Citicorp Mortgage Securities, Inc.,
  1987-14, 9.50%, 9/25/2002       29,778          30,480
--------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                              Principal
                                Amount         Value
--------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.3%
 ........................................................
Bear Stearns, 1993-06 AS2
  (Inverse IO),
  3.5812%, 6/25/2024 #        $7,784,458    $    362,911
 ........................................................
Donaldson, Lufkin & Jenrette:
  1993-Q16 IS (IO),
  3.7392%, 11/25/2023 #          318,932          23,875
 ........................................................
  1993-Q16 IIS (IO),
  2.1783%, 11/25/2023 #        7,583,468         317,444
 ........................................................
  1993-Q18 SC (IO),
  3.0627%, 1/25/2024 #         5,275,913         255,671
 ........................................................
GE Capital Mortgage Services,
  Inc.,
  1993-1 G (IO),
  657.2504%, 2/25/2022 #          29,415         411,800
 ........................................................
Greenwich Capital Acceptance,
  Inc., 1992-LB8 (IO),
  2.5542%, 2/25/2023 #         2,275,330          28,669
 ........................................................
Structured Mortgage Asset
  Residential Trust:
  1991-1 I (IO),
  1000%, 6/25/2022                 3,005          48,111
 ........................................................
  1991-7 I (IO),
  14669.70%, 12/25/2022 #            637         168,159
 ........................................    ============
                                               1,616,640
--------------------------------------------------------
Total non-agency mortgage-
  backed securities
  (cost $10,677,877)                          10,962,529
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS  -- 21.0%
--------------------------------------------------------
U.S. Treasury Notes:
 ........................................................
  5.375%, 5/31/1998            1,000,000         986,875
 ........................................................
  8.00%, 8/15/1999             2,000,000       2,092,500
 ........................................................
  6.75%, 4/30/2000               900,000         909,843
 ........................................................
  6.375%, 3/31/2001            3,000,000       2,986,875
 ........................................................
  7.25%, 5/15/2004               755,000         781,897
 ........................................................
  7.50%, 2/15/2005               250,000         262,969
 ........................................................
  6.50%, 5/15/2005             3,700,000       3,649,125
 ........................................    ============
                                              11,670,084
--------------------------------------------------------
                              Principal
                                Amount         Value
--------------------------------------------------------
U.S. Treasury Bonds:
  8.125%, 8/15/2019           $  250,000    $    280,469
 ........................................................
  7.25%, 8/15/2022               500,000         512,500
 ........................................    ============
                                                 792,969
--------------------------------------------------------
U.S. Treasury Bill,
  5.64%, 5/29/1997             2,500,000       2,376,882
--------------------------------------------------------
Total U.S. Treasury
  obligations
  (cost $14,942,811)                          14,839,935
--------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 1.5%
--------------------------------------------------------
 ........................................................
Pitney Bowes, Inc., 5.1441%      127,670         127,670
 ........................................................
Southwestern Bell, Inc.,
  5.1239%                        900,935         900,935
 ........................................    ============
Total variable rate demand
  notes
  (cost $1,028,605)                            1,028,605
--------------------------------------------------------
Total investments -- 99.1%
  (cost $66,416,755)                          69,986,886
 ........................................................
Other assets in excess
  of liabilities -- 0.9%                         611,307
 ........................................    ============
Total net assets -- 100%                    $ 70,598,193
--------------------------------------------------------

()  Non-income producing security.

#   Variable rate security. The rate listed is as of June 30, 1996.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1996.

IO -- Interest only.

ETC -- Equipment Trust Certificate.

ADR -- American Depository Receipt.

CLB -- Callable.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

CORPORATE BONDS AND             Principal
NOTES -- 39.0%                   Amount          Value
---------------------------------------------------------
BANKS -- 7.7%
 .........................................................
Den Norske Bank,
  5.40%, 8/29/2049 #           $   400,000    $   325,640
 .........................................................
Kansallis-Osake-Pankki,
  7.53%, 9/30/2043 #               500,000        515,700
 .........................................................
Midland Bank PLC,
  5.9125%, 6/29/2049 #             650,000        544,700
 .........................................................
Swedbank,
  6.8125%, 12/29/2049 #          1,500,000      1,508,550
 .........................................................
Westpac Banking,
  5.6187%, 9/29/2049 #             500,000        430,850
 ..........................................    ===========
                                                3,325,440
---------------------------------------------------------
FINANCIAL SERVICES -- 4.1%
 .........................................................
Salomon, Inc.:
  6.3937%, 4/01/1997 #             600,000        602,094
 .........................................................
  6.00%, 7/28/1998                 250,000        246,163
 .........................................................
  6.58%, 12/01/1998 #              150,000        150,169
 .........................................................
  5.799%, 4/05/1999 #              600,000        596,222
 .........................................................
  6.26%, 5/20/1999 #               200,000        198,080
 ..........................................    ===========
                                                1,792,728
---------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 4.1%
 .........................................................
RJR Nabisco, Inc.:
  8.00%, 7/15/2001                 350,000        347,558
 .........................................................
  7.625%, 9/15/2003              1,200,000      1,150,415
 .........................................................
  8.75%, 8/15/2005                 300,000        297,351
 ..........................................    ===========
                                                1,795,324
---------------------------------------------------------
PRINTING & PUBLISHING -- 3.1%
 .........................................................
Valassis Inserts,
  9.375%, 3/15/1999              1,300,000      1,319,348
---------------------------------------------------------
REAL ESTATE -- 3.4%
 .........................................................
Taubman Reality Group,
  6.00%, 11/03/1997 #            1,500,000      1,492,200
---------------------------------------------------------

                                Principal
                                 Amount          Value
---------------------------------------------------------
RETAIL -- 2.0%
 .........................................................
Woolworth Corporation,
  7.00%, 10/15/2002            $   900,000    $   853,640
---------------------------------------------------------
SAVINGS & LOAN -- 1.2%
 .........................................................
Western Financial Savings,
  8.50%, 7/01/2003                 500,000        505,361
---------------------------------------------------------
SOVEREIGN -- 2.7%
 .........................................................
Government of Mexico,
  10.8125%, 7/21/1997 #            850,000        884,000
 .........................................................
Republic of Argentina,
  5.25%, 3/31/2023 #               500,000        275,312
 ..........................................    ===========
                                                1,159,312
---------------------------------------------------------
TRANSPORTATION -- 0.6%
 .........................................................
Delta Air Lines ETC,
  9.90%, 1/02/2002                 250,000        275,679
---------------------------------------------------------
UTILITY -- ELECTRIC -- 10.1%
 .........................................................
Cleveland Electric Illum,
  7.375%, 6/01/2003                800,000        724,294
 .........................................................
Greece Public Power
  Corporation,
  7.25%, 11/15/2000              1,400,000      1,411,340
 .........................................................
Hydro-Quebec,
  9.40%, 2/01/2021                 200,000        232,536
 .........................................................
Northern States Power Co.
  CLB,
  9.125%, 4/01/2021                500,000        532,684
 .........................................................
Westinghouse Electric Corporation:
  9.30%, 6/07/1999               1,200,000      1,235,976
 .........................................................
  8.93%, 6/22/1999                 250,000        258,472
 ..........................................    ===========
                                                4,395,302
---------------------------------------------------------
Total corporate bonds
  (cost $16,674,552)                           16,914,334
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

GOVERNMENT AGENCY
MORTGAGE-BACKED                 Principal
SECURITIES -- 19.1%              Amount          Value
---------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.0%
 .........................................................
Federal Home Loan Mortgage
  Corporation:
  1261 J, 8.00%, 7/15/2021     $   553,935    $   551,946
 .........................................................
  1316 Z, 8.00%, 6/15/2022         550,266        548,153
 .........................................................
  1468 S, 11.877%, 2/15/2023
  #                                449,224        446,557
 .........................................................
  1564 SE, 8.3612%, 8/15/2008
  #                                353,637        281,031
 .........................................................
  1627 SD, 9.50%, 12/15/2023
  #                                598,273        437,218
 .........................................................
  1761 Z, 8.50%, 11/15/2024      1,143,517      1,164,741
 .........................................................
Federal National Mortgage
  Association:
  G93-27 SB, 6.6606%,
  8/25/2023 #                      115,176         62,356
 .........................................................
  1993-37 SB, 7.5396%,
  3/25/2023 #                      224,549        156,834
 .........................................................
  1993-45 SA, 9.0043%,
  6/25/2022 #                      550,360        429,797
 .........................................................
  1993-165 SJ, 10.25%,
  1/25/2022 #                    1,341,956      1,191,294
 .........................................................
  1993-202 VS, 9.75%,
  2/25/2023 #                      998,878        801,672
 .........................................................
  X-10B Z, 6.50%, 3/25/2024      1,072,751        880,740
 ..........................................    ===========
                                                6,952,339
---------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.8%
 .........................................................
Federal Home Loan Mortgage
  Corporation, 1543 TH (IO),
  3.559%, 1/15/2019 #            5,762,858        328,886
---------------------------------------------------------
GOVERNMENT AGENCY NOTE -- 2.3%
 .........................................................
Federal Home Loan Mortgage
  Corporation (CLB on
  5/20/1997), 8.14%,
  5/20/2004                      1,000,000      1,001,884
---------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $8,254,996)                             8,283,109
---------------------------------------------------------

NON-AGENCY
MORTGAGE-BACKED                 Principal
SECURITIES -- 26.5%              Amount          Value
---------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 23.7%
 .........................................................
CMC Securities Corporation,
  1994-G, 7.00%, 9/25/2024     $   200,000    $   180,208
 .........................................................
Citicorp Mortgage Securities,
  Inc.:
  1990-D A1, 9.50%,
  10/25/2005                       263,904        262,716
 .........................................................
  1991-5 A, 6.248%, 5/25/2021
  #                                661,689        549,202
 .........................................................
Collateralized Mortgage
  Obligations Trust,
  57-D, 9.90%, 2/01/2019           600,000        655,464
 .........................................................
Countrywide Funding
  Corporation, 1994-2 A12T,
  9.00%, 2/25/2009 #               465,685        416,508
 .........................................................
GE Capital Mortgage Services,
  Inc.:
  1993-17 A17, 9.00%,
  12/25/2023 #                     197,759        168,177
 .........................................................
  1994-24 A4, 7.00%,
  7/25/2024                        169,843        153,343
 .........................................................
Greenwich Capital Acceptance,
  Inc.,
  1992-1 B1, 6.9252%,
  1/25/2023 #                      496,254        394,373
 .........................................................
Guardian Savings & Loan
  Assoc.:
  1989-1 A, 7.47519%,
  2/25/2019 #                      287,791        250,608
 .........................................................
  1989-3 A, 7.7233%,
  5/25/2019 #                      283,238        255,141
 .........................................................
Housing Securities, Inc.:
  1994-1 AB2, 6.50%,
  3/25/2009                        540,316        383,287
 .........................................................
  1994-2 B1, 6.50%, 7/25/2009      274,629        234,012
 .........................................................
Independent National Mortgage
  Corporation:
  1995-F, 8.25%, 5/25/2010       1,000,000      1,012,749
 .........................................................
  1995-MO A, 7.50%, 9/25/2025    1,000,000        930,800
 .........................................................
  1995-N A5, 7.50%,
  10/25/2025                     1,300,000      1,211,470
 .........................................................
Resident Funding Mortgage
  Securities I:
  1993-S47 A15, 9.00%,
  12/25/2023 #                   1,116,689        698,489
 .........................................................
  1993-S47 A16, 5.4844%,
  12/25/2023 #                   1,753,018        619,890
 .........................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                Principal
                                 Amount          Value
---------------------------------------------------------
Resolution Trust Corp.:
  1991-M4 A1, 6.341%,
  2/25/2020 #                  $   275,131    $   269,986
 .........................................................
  1995-2 B6, 6.8362%,
  5/25/2029 #                      491,825        479,382
 .........................................................
  1995-2 B7, 7.2303%,
  5/25/2029 #                      721,387        692,315
 .........................................................
Saxon Mortgage Securities
  Corporation,
  1994-6 B2, 8.1857%,
  6/25/2024 #                      488,810        485,193
 ..........................................    ===========
                                               10,303,313
---------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.8%
 .........................................................
Nomura Asset Securities
  Corporation:
  1994-2A 1 (IO), 2.1298%,
  5/25/2024 #                    9,331,045        360,598
 .........................................................
  1994-4A 2 (IO), 1.3988%,
  9/25/2024 #                   15,654,137        404,080
 .........................................................
Ryland Mortgage Securities
  Corporation, 42 2X1 (IO),
  3428.23022%,  6/25/2023 #          8,233        452,844
 ..........................................    ===========
                                                1,217,522
---------------------------------------------------------
Total non-agency mortgage-backed
  securities
  (cost $12,109,258)                           11,520,835
---------------------------------------------------------

U.S. TREASURY                   Principal
OBLIGATIONS -- 8.5%              Amount          Value
---------------------------------------------------------
U.S. Treasury Bonds:
  8.125%, 8/15/2019            $ 1,875,000    $ 2,103,516
 .........................................................
  8.75%, 8/15/2020                 585,000        699,623
 .........................................................
  7.875%, 2/15/2021                400,000        438,375
 .........................................................
  6.25%, 8/15/2023                 500,000        453,125
 ..........................................    ===========
Total U.S. Treasury
  obligations
  (cost $3,956,894)                             3,694,639
---------------------------------------------------------
DISCOUNT NOTES -- 5.8%
---------------------------------------------------------
American Bankers Institute,
 5.54%, 7/02/1996                1,000,000        999,846
 .........................................................
Columbia/HCA Healthcare
  Corp.,
  5.60%, 8/16/1996                 919,000        912,424
 .........................................................
Source One Mortgage Services
  Corp.,
  5.60%, 7/08/1996                 600,000        599,347
 ..........................................    ===========
Total discount notes
  (cost $2,511,617)                             2,511,617
---------------------------------------------------------
VARIABLE RATE DEMAND NOTE* -- 0.1%
---------------------------------------------------------
General Mills, Inc., 5.14%          60,945         60,945
 ..........................................    ===========
Total variable rate demand
  note (cost $60,945)                              60,945
---------------------------------------------------------
Total investments--99.0%
  (cost $43,568,262)                           42,985,479
 .........................................................
Other assets in excess
  of liabilities--1.0%                            434,713
 ..........................................    ===========
Total net assets--100%                        $43,420,192
---------------------------------------------------------

# Variable rate security. The rate listed is as of June 30, 1996.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rate changes periodically on specified dates. The rate listed is as of June 30, 1996.

IO -- Interest only.

CLB -- Callable.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
LOW DURATION FUND

CORPORATE BONDS AND NOTES      Principal
-- 39.9%                        Amount          Value
---------------------------------------------------------
BANKS -- 17.3%
 .........................................................
Den Norske Bank,
  5.40%, 8/29/2049 #          $ 2,600,000    $  2,116,660
 .........................................................
Kansallis-Osake-Pankki,
  7.53%, 9/30/2043 #            4,660,000       4,806,324
 .........................................................
Midland Bank PLC,
  5.9125%, 6/29/2049 #          3,650,000       3,058,700
 .........................................................
National Australia Bank,
  5.8062%, 10/29/2049 #         4,150,000       3,592,447
 .........................................................
Okobank,
  6.9687%, 9/27/2049 #          6,700,000       6,872,190
 .........................................................
Swedbank:
  7.3359%, 10/29/2049 #         6,000,000       6,154,800
 .........................................................
  6.8125%, 12/29/2049 #           900,000         905,130
 .........................................................
Westpac Banking,
  5.6187%, 9/29/2049 #          6,100,000       5,256,370
 .........................................    ============
                                               32,762,621
---------------------------------------------------------
FINANCIAL SERVICES -- 7.3%
 .........................................................
Lehman Brothers, Inc.:
  9.50%, 6/15/1997                800,000         823,334
 .........................................................
  5.04%, 12/15/2003,
  putable 10/15/1996 #          3,300,000       3,264,459
 .........................................................
Salomon, Inc.:
  6.0515%, 11/26/1996 #           720,000         720,000
 .........................................................
  5.20%, 1/20/1997              1,000,000         995,088
 .........................................................
  8.67%, 2/14/1997                400,000         405,938
 .........................................................
  5.53%, 1/30/1998              2,100,000       2,065,005
 .........................................................
  5.65%, 2/10/1998                200,000         196,941
 .........................................................
  5.70%, 2/11/1998              2,000,000       1,970,870
 .........................................................
  9.43%, 3/15/1998              1,000,000       1,042,998
 .........................................................
  6.125%, 5/15/1998               315,000         311,621
 .........................................................
  6.58%, 12/01/1998 #           1,500,000       1,501,690
 .........................................................
  6.26%, 5/20/1999 #              500,000         495,200
 .........................................    ============
                                               13,793,144
---------------------------------------------------------

                               Principal
                                Amount          Value
---------------------------------------------------------
HEALTH -- 0.1%
 .........................................................
Health & Rehabilitation
  Property Trust,
  CLB 7/13/1996, 6.2551%,
  7/13/1999 #                 $   200,000    $    198,300
---------------------------------------------------------
INDUSTRIALS -- 0.3%
 .........................................................
Westinghouse Credit Co.,
  9.07%, 7/25/1996                500,000         500,949
---------------------------------------------------------
PRINTING & PUBLISHING -- 5.2%
 .........................................................
Time Warner, Inc.,
  6.46%, 8/15/2000 #            3,195,000       3,208,626
 .........................................................
Valassis Inserts,
  9.375%, 3/15/1999             6,600,000       6,698,227
 .........................................    ============
                                                9,906,853
---------------------------------------------------------
REAL ESTATE -- 2.8%
 .........................................................
Taubman Reality Group,
  6.00%, 11/03/1997 #           5,400,000       5,371,920
---------------------------------------------------------
SOVEREIGN -- 3.0%
 .........................................................
Government of Mexico,
  10.8125%, 7/21/1997 #         4,600,000       4,784,000
 .........................................................
Republic of Argentina,
  5.25%, 3/31/2023 #            1,550,000         853,469
 .........................................    ============
                                                5,637,469
---------------------------------------------------------
TELECOMMUNICATIONS -- 0.2%
 .........................................................
Illinois Bell Telephone Co.
  CLB, 7.625%, 4/01/2006          300,000         304,810
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
LOW DURATION FUND

                               Principal
                                Amount          Value
---------------------------------------------------------
UTILITY -- ELECTRIC -- 3.7%
 .........................................................
Cleveland Electric Illum:
  9.25%, 7/29/1999            $ 1,900,000    $  1,935,786
 .........................................................
  8.55%, 11/15/2001             2,000,000       1,931,632
 .........................................................
CTC Mansfield Funding Corp.
  CLB, 11.125%, 9/30/2016         350,000         361,955
 .........................................................
Gulf States Utilities CLB,
  6.75%, 10/01/1998               700,000         692,763
 .........................................................
Northern States Power Co.
  CLB, 9.125%, 4/01/2021        2,000,000       2,130,738
 .........................................    ============
                                                7,052,874
---------------------------------------------------------
Total corporate bonds and
  notes (cost $73,923,633)                     75,528,940
---------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 13.4%
---------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.2%
 .........................................................
Federal Home Loan Mortgage
  Corporation:
  GNMA Series 16 PU,
  4.50%, 10/25/2006               215,797         215,044
 .........................................................
  1081 I, 7.00%, 12/15/2019       392,030         394,417
 .........................................................
  1096 D, 7.00%, 6/15/2020         92,744          93,285
 .........................................................
  1194 G, 6.50%, 10/15/2006       500,000         487,440
 .........................................................
  1201 D, 7.00%, 10/15/2020       763,575         767,935
 .........................................................
  1262 F, 7.50%, 3/15/2015        500,000         508,594
 .........................................................
  1267 O, 7.25%, 12/15/2005       100,000         101,195
 .........................................................
  1336 H, 7.75%, 1/15/2021        400,000         403,248
 .........................................................
  1358 F, 6.75%, 1/15/2019        600,000         600,780
 .........................................................
  1499 SB, 9.9088%,
  4/15/2023 #                   1,282,435       1,066,825
 .........................................................
  1543 KE, 9.4456%,
  9/15/2022 #                   1,046,602         684,870
 .........................................................
  1617 D, 6.50%, 11/15/2023        71,000          61,637
 .........................................................
  1686 SG, 7.00%, 2/15/2024 #     924,490         721,969
 .........................................................
  1761 Z, 8.50%, 11/15/2024     1,143,517       1,164,741
---------------------------------------------------------

                               Principal
                                Amount          Value
---------------------------------------------------------
Federal National Mortgage
  Association:
  1988-26 C, 7.50%,
  7/25/2018                   $   154,670    $    156,607
 .........................................................
  1990-112 E, 8.50%,
  7/25/2019                       149,733         153,507
 .........................................................
  1991-147 K, 7.00%,
  1/25/2021                         5,000           4,883
 .........................................................
  1991-153 N, 7.50%,
  2/25/2007                       300,000         306,234
 .........................................................
  G92-9 K, 7.00%, 1/25/2020       250,000         251,005
 .........................................................
  1992-138 O, 7.50%,
  7/25/2022                        88,509          85,203
 .........................................................
  1992-158 Z, 7.75%,
  3/25/2021                     1,344,642       1,302,031
 .........................................................
  1992-163 E, 6.75%,
  9/25/2022                       500,000         494,490
 .........................................................
  1993-45 SB, 9.118%,
  4/25/2023 #                   1,500,000       1,070,157
 .........................................................
  1993-141 SB, 9.4456%,
  3/25/2023 #                   2,103,469       1,403,409
 .........................................................
  1994-2 SB, 10.00%,
  1/25/2024 #                     373,185         330,969
 .........................................................
  1994-13 SJ, 8.75%,
  2/25/2009 #                     800,000         693,250
 .........................................................
  1994-27 SE, 10.00%,
  3/25/2023 #                     725,668         597,089
 .........................................................
  1994-60 D, 7.00%,
  4/25/2024                        30,000          25,894
 .........................................................
Government National
  Mortgage Association,
  1995-2 G, 8.50%,
  3/20/2020                     1,300,000       1,347,359
 .........................................    ============
                                               15,494,067
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
LOW DURATION FUND

                               Principal
                                Amount          Value
---------------------------------------------------------
GOVERNMENT AGENCY NOTES -- 2.9%
 .........................................................
Federal Home Loan Bank,
  6.44%, 12/21/2000           $ 1,500,000    $  1,472,212
 .........................................................
Federal Home Loan Mortgage
  Corporation:
  8.14%, 5/20/2004 (CLB
  5/20/1997)                    2,000,000       2,003,768
 .........................................................
  8.44%, 10/27/2004 (CLB
  10/27/1997)                   2,000,000       2,038,682
 .........................................    ============
                                                5,514,662
---------------------------------------------------------
PASS-THROUGH SECURITIES -- 1.8%
 .........................................................
Federal Home Loan Mortgage
  Corporation,
  255452, 8.50%, 2/01/2008        722,090         748,331
 .........................................................
Federal National Mortgage
  Association:
  21130, 8.00%, 9/01/2000          19,820          19,842
 .........................................................
  308798, 7.311%,
  4/01/2025 #                   1,926,798       1,980,162
 .........................................................
  312155, 7.317%,
  3/01/2025 #                     633,796         641,275
 .........................................    ============
                                                3,389,610
---------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.5%
 .........................................................
Federal Home Loan Mortgage
  Corporation, 1543 TH
  (IO), 3.559%, 1/15/2019 #    11,640,973         664,350
 .........................................................
Federal National Mortgage
  Association,
  1993-97 L (IO), 7.50%,
  5/25/2023                     2,371,152         304,456
 .........................................    ============
                                                  968,806
---------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $25,228,143)                           25,367,145
---------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES -- 31.1%
---------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.1%
 .........................................................
Western Financial Grantor
  Trust, 1992-3, 4.70%,
  1/01/1998                       202,774         202,267
---------------------------------------------------------

                               Principal
                                Amount          Value
---------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 29.0%
 .........................................................
Bear Stearns Mortgage
  Securities, Inc.,
  1993-8 A9, 7.50%,
  8/25/2024                   $ 1,667,874    $  1,580,394
 .........................................................
Capstead Securities Corp.:
  1992-2 C, 7.80%,
  2/25/2022                       437,774         439,153
 .........................................................
  1992-11 1B, 7.875%,
  8/25/2022                       440,881         420,910
 .........................................................
Chemical Mortgage
  Securities, Inc.,
  1993-3 A1, 7.125%,
  7/25/2023                       407,827         407,297
 .........................................................
Citicorp Mortgage
  Securities, Inc.:
  1987-9 A1, 9.00%,
  7/25/2002                       740,157         756,167
 .........................................................
  1988-3 A2, 9.00%,
  4/01/2018                        49,256          50,733
 .........................................................
  1989-8 A1, 10.50%,
  6/25/2019                       664,203         717,040
 .........................................................
  1989-17 A1, 7.1347%,
  10/25/2019 #                  1,233,201       1,235,544
 .........................................................
  1989-18 A1, 9.50%,
  11/25/2004                      202,631         202,065
 .........................................................
  1990-D A1, 9.50%,
  10/25/2005                      527,808         525,433
 .........................................................
  1990-4 A5, 9.50%,
  3/25/2005                       652,629         655,240
 .........................................................
  1991-5 A, 6.248%,
  5/25/2021 #                   1,386,395       1,150,708
 .........................................................
  1993-13 A6, 8.50%,
  11/25/2008 #                    285,000         226,853
 .........................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
LOW DURATION FUND

                               Principal
                                Amount          Value
---------------------------------------------------------
Countrywide Funding Corp.,
 1994-17 A9, 8.00%,
 7/25/2024                    $     4,000    $      3,996
 .........................................................
Donaldson, Lufkin &
  Jenrette: 1992-M10 A1,
  7.3125%, 12/22/2002 #         3,412,729       3,488,833
 .........................................................
  1992-MF3 A3, 7.1375%,
  6/18/2007 #                   4,000,000       4,028,800
 .........................................................
First Bank Systems,
  1993 AT T2, 8.25%,
  3/25/2023                       405,964         407,832
 .........................................................
Fleet Mortgage Securities,
  1992-2 2A4, 8.55%,
  6/25/2023                     2,632,953       2,677,450
 .........................................................
GE Capital Mortgage
  Services, Inc.:
  1992-7A A6, 8.30%,
  7/25/2023                     1,962,448       2,009,468
 .........................................................
  1993-17 A17, 9.00%,
  12/25/2023 #                    461,538         392,499
 .........................................................
Greenwich Capital
  Acceptance, Inc.:
  1992-1 B1, 6.9252%,
  1/25/2023 #                   2,481,270       1,971,865
 .........................................................
  1994-LB1, 7.6364%,
  4/25/2024 #                     961,466         974,157
 .........................................................
Guardian Savings &
  Loan Assoc.,
  1991-1 A1, 7.2201%,
  1/25/2021 #                   1,581,927       1,158,306
 .........................................................
Housing Securities, Inc.,
  1994-2 B1, 6.50%,
  7/25/2009                       245,853         209,491
 .........................................................
Independent National
  Mortgage Corporation:
  1995-A4, 8.75%, 3/25/2025        18,000          18,950
 .........................................................
  1995-MA4 A, 7.50%,
  9/25/2025                     1,000,000         930,800
 .........................................................
Marine Midland,
  1991-3 AM, 8.00%,
  12/25/2022                    4,503,750       4,475,994
 .........................................................
Paine Webber Mortgage,
  1993-9 A6, 7.00%,
  10/25/2023                    3,121,299       2,980,060
 .........................................................

                               Principal
                                Amount          Value
---------------------------------------------------------
Prudential Home Mortgage
  Securities, Co.:
  1993-36 A10, 7.25%,
  10/25/2023                  $   500,000    $    481,720
 .........................................................
Residential Funding Corp.,
  1993-S9 A8, 8.75%,
  2/25/2008 #                     125,305          86,365
 .........................................................
Residential Funding
  Mortgage
  Securities, Inc.:
  1989-SW1 A, 7.065%,
  1/25/2019 #                     808,144         791,577
 .........................................................
  1992-S5 A5, 7.50%,
  2/25/2007                     1,350,000       1,348,434
 .........................................................
Resolution Trust Corp.:
  1991-6 B6, 8.7563%,
  3/25/2021 #                   1,600,000       1,642,320
 .........................................................
  1991-M4 A1, 6.341%,
  2/25/2020 #                   2,109,336       2,069,891
 .........................................................
  1995-2 B6, 6.8362%,
  5/25/2029 #                   3,977,999       3,877,356
 .........................................................
  1995-2 B7, 7.2303%,
  5/25/2029 #                   3,428,390       3,290,226
 .........................................................
Ryland Mortgage Securities
  Corp.:
  1989-8 E, 9.00%,
  8/25/2020                       931,556         929,599
 .........................................................
  1992-15 B1, 7.5159%,
  11/25/2022 #                    967,651         896,915
 .........................................................
Saxon Mortgage
  Securities Corp.,
  1994-6 B2, 8.1844%,
  6/25/2024 #                   2,427,430       2,409,467
 .........................................................
Structured Mortgage Asset
  Residential Trust:
  1991-1H, 8.25%, 6/25/2022       351,103         336,953
 .........................................................
  1992-3 A, 8.00%,
  10/25/2007                      272,501         262,746
 .........................................................
  1993-5A AA, 6.9456%,
  6/25/2024 #                     435,453         422,041
 .........................................................
SML, Inc.,
  1994-C 1, 6.4375%,
  9/20/1999 #                   2,000,000       2,006,700
 .........................................    ============
                                               54,948,348
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
LOW DURATION FUND

                               Principal
                                Amount          Value
---------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.1%
 .........................................................
Citicorp Mortgage
  Securities, Inc.:
  1987-5, 8.50%, 4/25/2017    $    32,771    $     32,831
 .........................................................
  1987-14, 9.50%, 9/25/2002        59,556          60,961
 .........................................................
  1988-16 A1, 10.00%,
  11/25/2018                       64,242          68,623
 .........................................    ============
                                                  162,415
---------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.9%
 .........................................................
Donaldson, Lufkin &
  Jenrette: 1993-Q16 IIS
  (IO), 2.1783%, 11/25/2023 #   4,139,371         173,274
 .........................................................
  1993-Q16 IS (IO),
  3.7392%, 11/25/2023 #           917,744          68,702
 .........................................................
  1993-Q18 SC (IO),
  3.0627%, 1/25/2024 #          2,374,161         115,052
 .........................................................
  1994-Q8 IIS (IO), 1.95%,
  5/25/2024 #                  24,032,772         979,095
 .........................................................
Nomura Asset Securities
  Corporation:
  1994-2A 1 (IO), 2.2144%,
  5/25/2024 #                  27,952,580       1,080,227
 .........................................................
  1994-5A 1 (IO), 1.0681%,
  11/25/2024 #                 51,111,414         762,838
 .........................................................
Residential Funding Corp.,
  1992-S2 A16 (IO), 0.50%,
  1/25/2022                    36,029,672         270,006
 .........................................................
Structured Mortgage Asset
  Residential Trust,
  1991-2 I (IO), 28.1035%,
  6/25/2022 #                      53,325          68,795
 .........................................    ============
                                                3,517,989
---------------------------------------------------------
Total non-agency mortgage-
  backed securities
  (cost $59,585,128)                           58,831,019
---------------------------------------------------------

                               Principal
                                Amount          Value
---------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.9%
---------------------------------------------------------
U.S. Treasury Notes:
  5.375%,11/30/1997           $ 1,000,000    $    991,875
 .........................................................
  5.00%, 1/31/1998              2,000,000       1,968,750
 .........................................................
  7.875%, 4/15/1998             7,000,000       7,210,000
 .........................................................
  7.50%, 10/31/1999               600,000         620,062
 .........................................................
  6.125%, 7/31/2000               950,000         939,609
 .........................................................
  6.25%, 8/31/2000              1,000,000         993,437
 .........................................................
  5.75%, 8/15/2003              7,885,000       7,505,534
 .........................................................
U.S. Treasury Bonds,
  8.75%, 8/15/2020                300,000         358,781
 .........................................    ============
Total U.S. Treasury
  obligations
  (cost $20,808,303)                           20,588,048
---------------------------------------------------------
DISCOUNT NOTES -- 3.7%
---------------------------------------------------------
Columbia/HCA Healthcare
  Corp.:
  5.52%, 7/10/1996              3,000,000       2,995,860
 .........................................................
  5.50%, 8/15/1996              3,000,000       2,979,375
 .........................................................
Source One Mortgage
  Services Corporation,
  5.60%, 7/08/1996              1,000,000         998,911
 .........................................    ============
Total discount notes
  (cost $6,974,146)                             6,974,146
---------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 0.1%
---------------------------------------------------------
Pitney Bowes, Inc.,
  5.1441%                         256,243         256,243
 .........................................    ============
Total variable rate demand
  note (cost $256,243)                            256,243
---------------------------------------------------------
Total investments -- 99.1%
  (cost $186,775,596)                         187,545,541
 .........................................................
Other assets in excess of
  liabilities -- 0.9%                           1,615,641
 .........................................    ============
Total net assets -- 100%                     $189,161,182
---------------------------------------------------------

#   Variable rate security. The rate listed is as of June 30, 1996.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1996.

IO -- Interest Only.

CLB -- Callable.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                Principal
CORPORATE BONDS -- 30.5%          Amount         Value
---------------------------------------------------------
BANKS -- 18.1%
 .........................................................
Den Norske Bank,
  5.75%, 11/29/2049 #           $  700,000    $   574,875
 .........................................................
Kansallis-Osake-Pankki,
  7.53%, 9/30/2043 #               200,000        206,280
 .........................................................
National Australia Bank,
  5.8062%, 10/29/2049 #          1,000,000        865,650
 .........................................................
Okobank,
  6.9687%, 9/27/2049 #             900,000        923,130
 .........................................................
Swedbank,
  7.3359%, 10/29/2049 #            800,000        820,640
 ..........................................    ===========
                                                3,390,575
---------------------------------------------------------
FINANCIAL SERVICES -- 4.8%
 .........................................................
Salomon, Inc.:
  5.53%, 1/30/1998                 500,000        491,668
 .........................................................
  6.58%, 12/01/1998 #              400,000        400,451
 ..........................................    ===========
                                                  892,119
---------------------------------------------------------
SOVEREIGN -- 3.0%
 .........................................................
Government of Mexico,
  10.8125%, 7/21/1997 #            550,000        572,000
---------------------------------------------------------
TELECOMMUNICATIONS -- 0.8%
 .........................................................
Illinois Bell Telephone Co.
  CLB, 7.625%, 4/01/2006           150,000        152,405
---------------------------------------------------------
UTILITY -- ELECTRIC -- 3.8%
 .........................................................
Gulf States Utilities CLB,
  6.75%, 10/01/1998                300,000        296,899
 .........................................................
Westinghouse Electric
  Corporation,
  9.30%, 6/07/1999                 400,000        411,992
 ..........................................    ===========
                                                  708,891
---------------------------------------------------------
Total corporate bonds
  (cost $5,589,648)                             5,715,990
---------------------------------------------------------


GOVERNMENT AGENCY
MORTGAGE-BACKED                 Principal
SECURITIES -- 8.8%                Amount         Value
---------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.1%
 .........................................................
Federal Home Loan Mortgage
  Corporation:
  16-B, 10.00%, 10/15/2019      $   26,444    $    27,006
 .........................................................
  1081 I, 7.00%, 12/15/2019        161,222        162,204
 .........................................................
  1722 PB, 6.50%, 2/15/2009        171,177        171,122
 .........................................................
Federal Housing Authority
  Project, 7.43%, 2/01/2023        139,560        140,785
 .........................................................
Federal National Mortgage
  Association:
  G92-40 B, 7.00%, 12/25/2015 #    124,603        124,390
 .........................................................
  1992-43 B, 7.50%,
    11/25/2018                     669,283        673,961
 .........................................................
  1992-185 VA, 5.10%,
    5/25/1997                      225,632        224,221
 ..........................................    ===========
                                                1,523,689
---------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.7%
 .........................................................
Federal National Mortgage
  Association, 1993-97 L
  (IO),
  7.50%, 5/25/2023                 874,486        112,284
 .........................................................
Government National Mortgage
  Association, 103695,
  11.50%, 9/15/1998                 19,943         20,908
 ..........................................    ===========
                                                  133,192
---------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $1,624,225)                             1,656,881
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1996
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

NON-AGENCY
MORTGAGE-BACKED                 Principal
SECURITIES -- 17.9%               Amount         Value
---------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 17.0%
 .........................................................
Citicorp Mortgage Securities,
  Inc.:
  1989-18 A1, 9.50%,
  11/25/2004                    $  159,210    $   158,766
 .........................................................
  1990-D A1, 9.50%,
  10/25/2005                       263,904        262,716
 .........................................................
  1991-5 A, 6.248%,
  5/25/2021 #                      189,054        156,915
 .........................................................
  1991-7 M, 8.75%, 5/25/2021        82,648         83,776
 .........................................................
Donaldson, Lufkin & Jenrette:
  1992-M10 A1, 7.3125%,
  12/22/2002 #                     663,586        678,384
 .........................................................
  1992-MF3 A3, 7.1375%,
    6/18/2007 #                    500,000        503,600
 .........................................................
Prudential Home Mortgage
  Securities, Inc.,
  1993-1 A1, 7.50%, 2/25/2023      279,189        280,895
 .........................................................
Ryland Mortgage Securities
  Corp.,
  1992-15 B1, 7.5159%,
  11/25/2022 #                     387,060        358,766
 .........................................................
Saxon Mortgage Securities
  Corp.,
  1994-6 B2, 8.1844%,
  6/25/2024 #                      488,810        485,193
 .........................................................
Structured Mortgage Asset
  Residential Trust,
  1992-11B BH, 7.80%,
  8/25/2021                        209,903        212,300
 ..........................................    ===========
                                                3,181,311
---------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.9%
 .........................................................
Donaldson, Lufkin & Jenrette:
  1993-Q16 IS (IO), 3.7392%,
  11/25/2023 #                     533,723         39,955
 .........................................................
  1993-Q18 SC (IO), 3.0627%,
  1/25/2024 #                    2,637,956        127,835
 ..........................................    ===========
                                                  167,790
---------------------------------------------------------
Total non-agency mortgage-
  backed securities
  (cost $3,447,235)                             3,349,101
---------------------------------------------------------

U.S. TREASURY                   Principal
OBLIGATIONS -- 20.6%              Amount         Value
---------------------------------------------------------
U.S. Treasury Notes:
  5.625%, 1/31/1998             $2,100,000    $ 2,086,875
 .........................................................
  5.375%, 5/31/1998              1,800,000      1,776,375
 ..........................................    ===========
Total U.S. Treasury
  obligations
  (cost $3,859,227)                             3,863,250
---------------------------------------------------------
DISCOUNT NOTES -- 19.2%
---------------------------------------------------------
Alloman Funding Corp.,
  5.42%, 7/22/1996                 800,000        797,471
 .........................................................
C & H Sugar,
  5.50%, 7/09/1996                 700,000        699,144
 .........................................................
Columbia/HCA Healthcare
  Corp.,
  5.52%, 7/26/1996                 700,000        697,317
 .........................................................
Kerr McGee Credit Corp.,
  5.55%, 7/08/1996                 700,000        699,245
 .........................................................
Source One Mortgage Services
  Corp.,
  5.55%, 7/19/1996                 700,000        698,058
 ..........................................    ===========
Total discount notes
  (cost $3,591,233)                             3,591,235
---------------------------------------------------------
VARIABLE RATE DEMAND NOTE* -- 2.2%
---------------------------------------------------------
Southwestern Bell, Inc.,
  5.1239%                          408,706        408,706
 ..........................................    ===========
Total variable rate demand
  note
  (cost $408,706)                                 408,706
---------------------------------------------------------
Total investments -- 99.2%
  (cost $18,520,274)                           18,585,163
 ..........................................    ===========
Other assets in excess of
  liabilities -- 0.8%                             140,619
 ..........................................    ===========

Total net assets -- 100%                      $18,725,782
---------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1996.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1996.

IO -- Interest Only.

CLB -- Callable.

                       See Notes to Financial Statements

Financial Statements -- June 30, 1996
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                   EQUITY               SMALL
                                                                   INCOME                CAP
                                                                    FUND                FUND
                                                                --------------------------------
ASSETS:
  Investments, at value*......................................  $182,765,666         $16,048,850
  Foreign currency**..........................................             0                   0
  Cash........................................................        76,709               1,360
  Dividends and interest receivable...........................       465,207              23,474
  Receivable from Advisor.....................................             0               6,149
  Receivable for investments sold.............................             0             427,792
  Receivable for Fund shares sold.............................        53,000              10,000
  Other receivables...........................................         1,567               7,010
                                                                ------------         -----------
       Total assets...........................................  $183,362,149         $16,524,635
                                                                ------------         -----------
LIABILITIES:
  Payable to Advisor..........................................       120,437                   0
  Payable for investments purchased...........................       348,725                   0
  Payable for Fund shares repurchased.........................       203,041               3,639
  Dividends payable...........................................             0                   0
  Accrued expenses and other liabilities......................       151,841              40,310
                                                                ------------         -----------
       Total liabilities......................................       824,044              43,949
                                                                ------------         -----------
       Net assets.............................................  $182,538,105         $16,480,686
                                                                ============         ===========
NET ASSETS CONSIST OF:
  Paid in capital.............................................  $142,852,990         $13,319,788
  Undistributed net investment income.........................             0              56,471
  Undistributed net realized gain (loss) on securities
     and foreign currency transactions........................     4,957,420           1,983,103
  Net unrealized appreciation (depreciation) of
     securities and foreign currency..........................    34,727,695           1,121,324
                                                                ------------         -----------
       Net assets.............................................  $182,538,105         $16,480,686
                                                                ============         ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of
     no par value authorized).................................     9,650,910             772,618
  Net asset value per share (offering and redemption price)...  $      18.91         $     21.33
                                                                ============         ===========
 *Cost of Investments.........................................  $148,037,971         $14,927,526
                                                                ============         ===========
**Cost of Foreign Currency....................................  $          0         $         0
                                                                ============         ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                      BALANCED          TOTAL            LOW          SHORT-TERM
    INTERNATIONAL      INCOME        RETURN BOND       DURATION       INVESTMENT
        FUND            FUND            FUND             FUND            FUND
    -----------------------------------------------------------------------------
    $307,968,234     $69,986,886     $42,985,479     $187,545,541     $18,585,163
      11,925,048               0               0                0               0
      32,747,429           9,795             199                0               0
       1,614,376         612,636         607,099        2,397,030         201,176
               0               0           4,001                0               0
               0         109,685         100,738          243,424          12,144
       1,265,558         100,200               0          203,600           7,467
          29,515          15,560          17,910           83,739          37,545
    ------------     -----------     -----------     ------------     -----------
     355,550,160      70,834,762      43,715,426      190,473,334      18,843,495
    ------------     -----------     -----------     ------------     -----------
         150,825          57,241               0           38,703             487
      23,847,083          77,095               0                0               0
         292,540          37,769               0          163,181               0
           1,639               0         245,467        1,016,632          82,289
         264,630          64,464          49,767           93,636          34,937
    ------------     -----------     -----------     ------------     -----------
      24,556,717         236,569         295,234        1,312,152         117,713
    ------------     -----------     -----------     ------------     -----------
    $330,993,443     $70,598,193     $43,420,192     $189,161,182     $18,725,782
    ============     ===========     ===========     ============     ===========
    $312,994,774     $64,561,629     $43,688,951     $188,103,806     $18,745,835
         503,115          80,910          79,541          290,152               0
         664,767       2,385,523         234,483           (2,721)        (84,942)
      16,830,787       3,570,131        (582,783)         769,945          64,889
    ------------     -----------     -----------     ------------     -----------
    $330,993,443     $70,598,193     $43,420,192     $189,161,182     $18,725,782
    ============     ===========     ===========     ============     ===========
      16,192,046       3,865,012       3,396,308       18,700,254       1,841,171
    $      20.44     $     18.27     $     12.78     $      10.12     $     10.17
    ============     ===========     ===========     ============     ===========
    $291,115,551     $66,416,755     $43,568,262     $186,775,596     $18,520,274
    ============     ===========     ===========     ============     ===========
    $ 11,926,443     $         0     $         0     $          0     $         0
    ============     ===========     ===========     ============     ===========

                       See Notes to Financial Statements

Financial Statements -- Year Ended June 30, 1996
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                   EQUITY               SMALL
                                                                   INCOME                CAP
                                                                    FUND                FUND
                                                                 -------------------------------
INVESTMENT INCOME
  Income*
     Dividends.................................................  $ 5,537,019         $   172,082
     Interest..................................................      296,099              91,009
                                                                 -----------         -----------
          Total income.........................................    5,833,118             263,091
                                                                 -----------         -----------
  Expenses
     Advisory fee..............................................    1,238,052             159,346
     Legal and auditing fees...................................       69,358              22,576
     Custodian fees and expenses...............................       60,383               6,426
     Accounting and transfer agent fees and expenses...........       94,976              25,211
     Administration fee........................................       33,744               2,784
     Trustees' fees............................................        6,275               6,275
     Reports to shareholders...................................       28,000              20,000
     Registration fees.........................................       55,374              12,726
     Other expenses............................................       29,925               1,268
                                                                 -----------         -----------
          Total expenses.......................................    1,616,087             256,612
     Less, expense reimbursement...............................            0             (44,825)
                                                                 -----------         -----------
          Net expenses.........................................    1,616,087             211,787
                                                                 -----------         -----------
  Net investment income........................................    4,217,031              51,304
                                                                 -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on securities and foreign currency
       transactions............................................    6,697,177           3,242,921
     Net change in unrealized appreciation (depreciation) of
       securities and foreign currency.........................   17,517,007          (1,035,528)
                                                                 -----------         -----------
  Net gain (loss) on investments...............................   24,214,184           2,207,393
                                                                 -----------         -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.....................  $28,431,215         $ 2,258,697
                                                                 ===========         ===========
*Net of Foreign Taxes Withheld.................................  $    15,236         $         0
                                                                 ===========         ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                     BALANCED         TOTAL            LOW         SHORT-TERM
    INTERNATIONAL     INCOME       RETURN BOND      DURATION       INVESTMENT
       FUND            FUND           FUND            FUND            FUND
    --------------------------------------------------------------------------
    $ 5,192,070     $  858,947     $        0      $         0     $        0
        420,748      2,291,873      2,226,847       12,311,794      1,242,397
    -----------     ----------     -----------     -----------     ----------
      5,612,818      3,150,820      2,226,847       12,311,794      1,242,397
    -----------     ----------     -----------     -----------     ----------
      1,108,545        377,472        164,708          706,115         71,031
         35,277         26,043         18,419           48,834         15,227
        265,000         37,964         11,159           41,208          5,893
         73,391         33,131         21,882           66,907         22,464
         34,924         10,211          5,975           27,965          2,445
          6,275          6,275          6,275            6,275          6,275
         20,000         20,000         20,000           20,000         20,000
        105,000         22,088         27,939           38,316         10,501
          3,365          1,667          1,195            5,294            984
    -----------     ----------     -----------     -----------     ----------
      1,651,777        534,851        277,552          960,914        154,820
       (169,480)       (31,555)       (84,461)         (29,763)       (69,867)
    -----------     ----------     -----------     -----------     ----------
      1,482,297        503,296        193,091          931,151         84,953
    -----------     ----------     -----------     -----------     ----------
      4,130,521      2,647,524      2,033,756       11,380,643      1,157,444
    -----------     ----------     -----------     -----------     ----------
      1,311,404      2,948,927        386,435          302,726         17,041
     14,489,301        587,322     (1,233,325)        (603,922)        72,725
    -----------     ----------     -----------     -----------     ----------
     15,800,705      3,536,249       (846,890)        (301,196)        89,766
    -----------     ----------     -----------     -----------     ----------
    $19,931,226     $6,183,773     $1,186,866      $11,079,447     $1,247,210
    ===========     ==========     ===========     ===========     ==========
    $   550,504     $   14,043     $        0      $         0     $        0
    ===========     ==========     ===========     ===========     ==========

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                        EQUITY INCOME FUND
                                                                 ---------------------------------
                                                                    Year Ended          Year Ended
                                                                 June 30, 1996       June 30, 1995
                                                                 ---------------------------------
OPERATIONS:
     Net investment income (loss)...........................     $   4,217,031       $   3,330,418
     Net realized gain on securities and foreign currency
       transactions.........................................         6,697,177           8,380,400
     Net change in unrealized appreciation (depreciation)
       of securities and foreign currency...................        17,517,007           8,445,277
                                                                 -------------       -------------
          Net increase in net assets resulting from
            operations......................................        28,431,215          20,156,095
                                                                 -------------       -------------
NET EQUALIZATION CREDITS....................................                 0             101,938
                                                                 -------------       -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................        (5,190,178)         (3,053,827)
     Net realized gain on securities transactions...........        (9,231,395)         (2,560,940)
                                                                 -------------       -------------
          Total dividends and distributions.................       (14,421,573)         (5,614,767)
                                                                 -------------       -------------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................        71,541,636          41,289,943
     Shares issued in connection with payment of dividends
       and distributions....................................        13,515,453           5,234,238
     Cost of shares redeemed................................       (43,625,015)        (21,285,555)
                                                                 -------------       -------------
          Net increase (decrease) in net assets from Fund
            share transactions..............................        41,432,074          25,238,626
                                                                 -------------       -------------
Total increase (decrease) in net assets.....................        55,441,716          39,881,892
NET ASSETS:
     Beginning of period....................................       127,096,389          87,214,497
                                                                 -------------       -------------
     End of period*.........................................     $ 182,538,105       $ 127,096,389
                                                                 =============       =============
*Including undistributed net investment income of:               $           0       $   1,600,193
                                                                 =============       =============
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................         3,846,201           2,625,774
     Shares issued in connection with payment of dividends
       and distributions....................................           743,944             345,347
     Shares redeemed........................................        (2,311,587)         (1,384,748)
                                                                 -------------       -------------
          Net increase (decrease)...........................         2,278,558           1,586,373
                                                                 =============       =============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

            SMALL CAP FUND                    INTERNATIONAL FUND
    -------------------------------     -------------------------------
     Year Ended        Year Ended        Year Ended        Year Ended
    June 30, 1996     June 30, 1995     June 30, 1996     June 30, 1995
    -------------------------------     -------------------------------
      $    51,304       $   (53,458)     $  4,130,521      $    918,248
        3,242,921         2,051,312         1,311,404           235,087
       (1,035,528)          315,290        14,489,301         2,640,106
      -----------       -----------      ------------      ------------
        2,258,697         2,313,144        19,931,226         3,793,441
      -----------       -----------      ------------      ------------
                0                 0                 0           105,891
      -----------       -----------      ------------      ------------
                0                 0        (3,924,997)       (1,058,855)
       (3,229,051)         (567,724)         (911,877)         (727,274)
      -----------       -----------      ------------      ------------
       (3,229,051)         (567,724)       (4,836,874)       (1,786,129)
      -----------       -----------      ------------      ------------
        9,973,586         6,033,472       324,232,058        25,589,662
        2,737,936           548,049         4,533,313         1,758,581
      (15,737,773)         (931,042)      (64,341,082)       (3,959,148)
      -----------       -----------      ------------      ------------
       (3,026,251)        5,650,479       264,424,289        23,389,095
      -----------       -----------      ------------      ------------
       (3,996,605)        7,395,899       279,518,641        25,502,298
       20,477,291        13,081,392        51,474,802        25,972,504
      -----------       -----------      ------------      ------------
      $16,480,686       $20,477,291      $330,993,443      $ 51,474,802
      ===========       ===========      ============      ============
      $    56,471       $   464,275      $    503,115      $    325,550
      ===========       ===========      ============      ============
          444,190           298,181        16,283,849         1,484,025
          137,516            28,967           227,114           103,654
         (760,129)          (45,954)       (3,226,302)         (227,394)
      -----------       -----------      ------------      ------------
         (178,423)          281,194        13,284,661         1,360,285
      ===========       ===========      ============      ============

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                        BALANCED INCOME FUND
                                                                  ---------------------------------
                                                                   Year Ended          Year Ended
                                                                  June 30, 1996       June 30, 1995
                                                                  ---------------------------------
OPERATIONS:
     Net investment income...................................     $   2,647,524       $   1,917,881
     Net realized gain (loss) on securities transactions.....         2,948,927             434,314
     Net change in unrealized appreciation (depreciation) of
       securities............................................           587,322           2,852,215
                                                                  -------------       -------------
          Net increase in net assets resulting from
            operations.......................................         6,183,773           5,204,410
                                                                  -------------       -------------
NET EQUALIZATION (DEBITS)....................................                 0             (65,989)
                                                                  -------------       -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income...................................        (2,554,681)         (1,672,655)
     Net realized gain on securities transactions............           (55,137)         (1,199,739)
     Return of capital.......................................                 0             (30,446)
                                                                  -------------       -------------
          Total dividends and distributions..................        (2,609,818)         (2,902,840)
                                                                  -------------       -------------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold...........................        43,038,215          10,526,666
     Shares issued in connection with payment of dividends
       and distributions.....................................         2,406,463           2,688,210
     Cost of shares redeemed.................................       (10,483,447)        (19,360,405)
                                                                  -------------       -------------
          Net increase (decrease) in net assets from Fund
            share transactions...............................        34,961,231          (6,145,529)
                                                                  -------------       -------------
Total increase (decrease) in net assets......................        38,535,186          (3,909,948)
NET ASSETS:
     Beginning of period.....................................        32,063,007          35,972,955
                                                                  -------------       -------------
     End of period**.........................................     $  70,598,193       $  32,063,007
                                                                  =============       =============
**Including undistributed net investment income of:               $      80,910       $           0
                                                                  =============       =============
CHANGES IN SHARES OUTSTANDING:
     Shares sold.............................................         2,395,366             668,502
     Shares issued in connection with payment of dividends
       and distributions.....................................           134,345             172,367
     Shares redeemed.........................................          (580,252)         (1,215,259)
                                                                  -------------       -------------
          Net increase (decrease)............................         1,949,459            (374,390)
                                                                  =============       =============

* Commencement of operations.

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

          TOTAL RETURN BOND FUND                   LOW DURATION FUND              SHORT-TERM INVESTMENT FUND
    -----------------------------------     -------------------------------     -------------------------------
                      December 6, 1994*
     Year Ended            through           Year Ended        Year Ended        Year Ended        Year Ended
    June 30, 1996       June 30, 1995       June 30, 1996     June 30, 1995     June 30, 1996     June 30, 1995
    -----------------------------------     -------------------------------     -------------------------------
      $ 2,033,756        $   352,723        $  11,380,643      $  5,880,534      $  1,157,444       $   838,304
          386,435            167,201              302,726           622,634            17,041          (131,070)
       (1,233,325)           650,542             (603,922)        1,891,223            72,725            38,083
      -----------        -----------        -------------      ------------      ------------       -----------
        1,186,866          1,170,466           11,079,447         8,394,391         1,247,210           745,317
      -----------        -----------        -------------      ------------      ------------       -----------
                0                  0                    0                 0                 0                 0
      -----------        -----------        -------------      ------------      ------------       -----------
       (2,033,756)          (352,723)         (11,385,745)       (5,880,534)       (1,150,687)         (838,304)
         (239,612)                 0             (680,292)          (75,968)                0                 0
                0                  0                    0                 0            (6,473)                0
      -----------        -----------        -------------      ------------      ------------       -----------
       (2,273,368)          (352,723)         (12,066,037)       (5,956,502)       (1,157,160)         (838,304)
      -----------        -----------        -------------      ------------      ------------       -----------
       31,603,393         14,983,481          187,622,316       160,502,377        14,567,153        17,020,236
        1,813,318            358,388           10,272,786         5,661,434           634,339           365,441
       (4,198,498)          (880,731)        (131,067,667)      (81,760,823)      (16,377,951)       (7,986,845)
      -----------        -----------        -------------      ------------      ------------       -----------
       29,218,213         14,461,138           66,827,435        84,402,988        (1,176,459)        9,398,832
      -----------        -----------        -------------      ------------      ------------       -----------
       28,131,711         15,278,881           65,840,845        86,840,877        (1,086,409)        9,305,845
       15,288,481              9,600          123,320,337        36,479,460        19,812,191        10,506,346
      -----------        -----------        -------------      ------------      ------------       -----------
      $43,420,192        $15,288,481        $ 189,161,182      $123,320,337      $ 18,725,782       $19,812,191
      ===========        ===========        =============      ============      ============       ===========
      $    79,541        $   167,201        $     290,152      $    693,241      $          0       $         0
      ===========        ===========        =============      ============      ============       ===========
        2,396,355          1,223,013           18,411,897        16,119,314         1,435,371         1,683,176
          138,416             28,352            1,008,556           567,024            62,521            36,134
         (319,560)           (70,268)         (12,866,489)       (8,215,536)       (1,613,876)         (791,051)
      -----------        -----------        -------------      ------------      ------------       -----------
        2,215,211          1,181,097            6,553,964         8,470,802          (115,984)          928,259
      ===========        ===========        =============      ============      ============       ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1996

NOTE 1.

ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of eight series of shares comprising the Balanced Income Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements exclude financial information for the Equity Fund for Insurance Companies; financial statements for that Fund are reported on separately. Investment operations of the Funds began on August 13, 1985 (the Balanced Income Fund), September 20, 1985 (the Small Cap Fund), June 24, 1987 (the Equity Income Fund), October 1, 1990 (the International Fund), January 29, 1993 (the Equity Fund for Insurance Companies), May 18, 1993 (the Low Duration Fund and the Short-Term Investment Fund), and December 6, 1994 (the Total Return Bond Fund).

The Balanced Income Fund seeks to preserve capital while producing a high total return. The Small Cap Fund seeks capital appreciation. The Equity Income Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The International Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Total Return Bond Fund seeks to maximize long-term total return. The Low Duration Fund seeks to maximize total return, consistent with preservation of capital. The Short-Term Investment Fund seeks to maximize total return, consistent with preservation of capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or the NASDAQ National Market System ("System") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or such System. Unlisted securities that are not included in such System are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees.

--------------------------------------------------------------------------------

Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with banks or broker-dealers that meet credit guidelines established by the Board of Trustees. In connection with transactions in repurchase agreements, it is the Funds' policy that the custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. For the International Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes the International Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates from the fluctuations arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The International Fund utilizes forward currency exchange contracts for the purpose of hedging foreign currency risk on unsettled trades. Under these contracts, it is obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

EQUALIZATION: Effective July 1, 1995, the Funds discontinued the practice of equalization. The Balanced Income Fund, the Equity Income Fund, and the International Fund each followed the accounting practice known as equalization, by which

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1996

a portion of the proceeds from sales and costs of redemptions of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share was unaffected by sales or redemptions of the Fund's shares.

USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER: Security and shareholder transactions are recorded no later than the first business day after the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.

INVESTMENT ADVISORY AGREEMENT. Each Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the year ended June 30, 1996, the Advisor waived the following fees by Fund:

                                         Equity Income      Small Cap      International       Balanced
                                             Fund             Fund             Fund           Income Fund
                                         ----------------------------------------------------------------
ANNUAL ADVISORY RATE..................     0.75%             0.75%            0.75%             0.75%
ANNUAL CAP ON EXPENSES................     1.00%             1.00%            1.00%             1.00%
FEES WAIVED...........................      $0              $44,825         $169,480           $31,555

                                                   Total Return          Low Duration        Short-Term
                                                    Bond Fund               Fund          Investment Fund
                                                   -------------------------------------------------------
ANNUAL ADVISORY RATE............................        0.55%(2)           0.46%(2)            0.40%
ANNUAL CAP ON EXPENSES..........................        0.65%(1)           0.58%               0.48%
FEES WAIVED.....................................     $84,461            $29,763             $69,867

---------------

(1) Prior to October 31, 1995 the cap on expenses was 0.80%.

(2) Prior to October 31, 1995 the annual advisory rate was 0.70% and 0.40% for the Total Return Bond Fund and the Low Duration Fund, respectively.

--------------------------------------------------------------------------------

NOTE 3.

SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 1996 were as follows:

                                           Purchases                               Sales
                               ---------------------------------      --------------------------------
            Fund               U.S. Government         Other          U.S. Government         Other
------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND..........              --        $ 75,874,959                 --        $38,653,126
SMALL CAP FUND..............              --          23,177,790                 --         28,434,706
INTERNATIONAL FUND..........              --         259,607,748                 --         17,421,880
BALANCED INCOME FUND........     $43,329,290          34,484,505        $29,749,363         13,853,364
TOTAL RETURN BOND FUND......      17,375,098          25,284,188          8,117,336          4,987,113
LOW DURATION FUND...........      77,928,167          76,885,465         44,188,340         29,656,743
SHORT-TERM INVESTMENT
  FUND......................       4,306,944           7,112,715            138,491          9,066,542

As of June 30, 1996, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                   Net Appreciation      Appreciated      Depreciated
                      Fund                          (Depreciation)       Securities       Securities
-----------------------------------------------------------------------------------------------------
EQUITY INCOME FUND..............................     $ 34,682,882        $37,918,503      $(3,235,621)
SMALL CAP FUND..................................        1,121,324          2,064,976         (943,652)
INTERNATIONAL FUND..............................       16,419,100         24,406,777       (7,987,677)
BALANCED INCOME FUND............................        3,545,902          5,358,698       (1,812,796)
TOTAL RETURN BOND FUND..........................         (589,991)           970,827       (1,560,818)
LOW DURATION FUND...............................          769,945          2,897,019       (2,127,074)
SHORT-TERM INVESTMENT FUND......................           64,889            190,720         (125,831)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1996

At June 30, 1996, the cost of investments for federal income tax purposes was $148,082,784, $14,927,526, $291,549,134, $66,440,984, $43,575,470, $186,775,596
and $18,520,274 for the Equity Income, Small Cap, International, Balanced Income, Total Return Bond, Low Duration and Short-Term Investment Funds, respectively.

The International, Low Duration and Short-Term Investment Funds realized, on a tax basis, post-October losses of $58,680, $2,721 and $1,827, respectively. Such amounts may be used to offset future capital gains.

At June 30, 1996, the Short-Term Investment Fund had accumulated net realized capital loss carryovers of $19,570 expiring in 2003 and $63,545 expiring in 2004. To the extent the Short-Term Investment Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

For the year ended June 30, 1996, the following percent of dividends and distributions paid qualifies for the dividend received deduction available to corporate stockholders: Equity Income Fund 97%, Small Cap Fund 13% and Balanced Income Fund 29%.

NOTE 4.

SUBSEQUENT EVENT. In June 1996, the Advisor, a limited partnership, entered into a Purchase Agreement with Merrill Lynch & Co., Inc., a Delaware corporation ("ML"), pursuant to which ML will acquire the partnership interests in the Advisor. The purchase is subject to a number of contingencies, including approval by the Funds' Board of Trustees (which has occurred) and shareholders of new investment advisory agreements relating to each Fund. If the transaction occurs, it is anticipated that the Funds will be operated in the same manner as they are currently.

The net assets and net asset value per share of each Fund as of August 16, 1996 were as follows:

                         Net Assets     Net Asset Value
          Fund          (in millions)      Per Share
-------------------------------------------------------
Equity Income Fund......    $ 177.8         $ 18.68
Small Cap Fund..........       16.1           20.88
International Fund......      346.8           20.41
Balanced Fund...........       70.1           18.30
Total Return Fund.......       35.4           12.94
Low Duration Fund.......      171.2           10.12
Short-Term Investment
  Fund..................       14.0           10.17
-------------------------------------------------------

TAX STATUS OF DIVIDENDS (UNAUDITED)

During the year ended June 30, 1996, the following Funds paid capital gain dividends (taxable as long-term capital gains) as follows:

                                       Per Share
                                       ---------
EQUITY INCOME FUND..................     $0.86
SMALL CAP FUND......................     $2.03

Financial Highlights
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                                                Year Ended June 30,
                                               ------------------------------------------------------
                                                1996        1995        1994        1993        1992
                                               ------------------------------------------------------
Net Asset Value, Beginning of Year...........  $17.24      $15.07      $15.50      $14.51      $12.53
                                               ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income...................    0.45(1)     0.49        0.46        0.44        0.40
     Net realized and unrealized gain on
       investments...........................    2.89        2.48        0.10        1.21        1.99
                                               ------      ------      ------      ------      ------
     Total from investment operations........    3.34        2.97        0.56        1.65        2.39
                                               ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment
       income)...............................   (0.57)      (0.44)      (0.46)      (0.43)      (0.41)
     Distributions (from realized gains).....   (1.10)      (0.36)      (0.53)      (0.23)         --
                                               ------      ------      ------      ------      ------
     Total Distributions.....................   (1.67)      (0.80)      (0.99)      (0.66)      (0.41)
                                               ------      ------      ------      ------      ------
Net Asset Value, End of Year.................  $18.91      $17.24      $15.07      $15.50      $14.51
                                               ======      ======      ======      ======      ======
RATIOS/SUPPLEMENTAL DATA:
Total Return.................................   20.04%      20.49%       3.40%      11.67%      19.28%
Net assets, end of year (millions)...........  $182.5      $127.1       $87.2       $86.7       $71.6
Ratio of expenses to average net assets:
     Before expense reimbursement............    0.98%       1.02%       1.05%       1.02%       1.02%
     After expense reimbursement.............    0.98%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement............    2.56%       3.11%       2.85%       2.97%       2.93%
     After expense reimbursement.............    2.56%       3.14%       2.90%       2.99%       2.95%
Portfolio turnover rate......................      24%         50%         36%         25%         32%

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SMALL CAP FUND

                                                                 Year Ended June 30,
                                                    ----------------------------------------------
                                                     1996      1995      1994      1993      1992
                                                    ----------------------------------------------
Net Asset Value, Beginning of Year................  $21.53    $19.53    $19.88    $18.10    $17.30
                                                    -------   -------   -------   -------   -------
  Income from Investment Operations:
     Net investment income (loss).................    0.05(1)  (0.06)    (0.01)     0.27      0.09
     Net realized and unrealized gain on
       investments................................    2.80      2.84      0.78      3.18      3.09
                                                    -------   -------   -------   -------   -------
     Total from investment operations.............    2.85      2.78      0.77      3.45      3.18
                                                    -------   -------   -------   -------   -------
  Less Distributions:
     Dividends (from net investment income).......      --        --     (0.20)    (0.04)    (0.13)
     Distributions (from realized gains)..........   (3.05)    (0.78)    (0.92)    (1.63)    (2.25)
                                                    -------   -------   -------   -------   -------
     Total Distributions..........................   (3.05)    (0.78)    (1.12)    (1.67)    (2.38)
                                                    -------   -------   -------   -------   -------
Net Asset Value, End of Year......................  $21.33    $21.53    $19.53    $19.88    $18.10
                                                    =======   =======   =======   =======   =======
RATIOS/SUPPLEMENTAL DATA:
Total Return......................................   14.24%    14.79%     3.77%    19.80%    19.04%
Net assets, end of year (millions)................   $16.5     $20.5     $13.1     $10.8      $8.8
Ratio of expenses to average net assets:
     Before expense reimbursement.................    1.21%     1.49%     1.65%     1.40%     1.45%
     After expense reimbursement..................    1.00%     1.00%     1.00%     1.00%     1.00%
Ratio of net investment income (loss) to average
  net assets:
     Before expense reimbursement.................    0.03%    (0.82)%   (0.71)%    1.03%    (0.06)%
     After expense reimbursement..................    0.24%    (0.34)%   (0.06)%    1.42%     0.40%
Portfolio turnover rate...........................     119%       81%       44%       20%       26%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                                                 Year Ended June 30,
                                                  --------------------------------------------------
                                                   1996       1995       1994       1993       1992
                                                  --------------------------------------------------
Net Asset Value, Beginning of Year..............  $17.70     $16.79     $14.63     $13.97     $12.56
                                                  ------     ------     ------     ------     ------
  Income from Investment Operations:
     Net investment income......................    0.56(1)    0.28       0.26       0.23       0.22
     Net realized and unrealized gain on
       investments..............................    2.51       1.52       2.19       0.74       3.09
                                                  ------     ------     ------     ------     ------
     Total from investment operations...........    3.07       1.80       2.45       0.97       3.31
                                                  ------     ------     ------     ------     ------
  Less Distributions:
     Dividends (from net investment income).....   (0.14)     (0.44)     (0.14)        --      (0.61)
     Distributions (from realized gains)........   (0.19)     (0.45)     (0.15)     (0.31)     (1.29)
                                                  ------     ------     ------     ------     ------
     Total Distributions........................   (0.33)     (0.89)     (0.29)     (0.31)     (1.90)
                                                  ------     ------     ------     ------     ------
Net Asset Value, End of Year....................  $20.44     $17.70     $16.79     $14.63     $13.97
                                                  ======     ======     ======     ======     ======
RATIOS/SUPPLEMENTAL DATA:
Total Return....................................   18.61%     11.08%     16.71%      7.36%     27.48%
Net assets, end of year (millions)..............  $331.0      $51.5      $26.0       $6.6       $4.0
Ratio of expenses to average net assets:
     Before expense reimbursement...............    1.11%      1.39%      1.61%      2.44%      4.19%
     After expense reimbursement................    1.00%      1.00%      1.00%      1.00%      1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement...............    2.67%      2.45%      2.01%      1.14%      0.42%
     After expense reimbursement................    2.78%      2.83%      2.62%      2.58%      3.61%
Portfolio turnover rate.........................      12%        24%        23%        24%        88%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                                                                Year Ended June 30,
                                               ------------------------------------------------------
                                                1996        1995        1994        1993        1992
                                               ------------------------------------------------------
Net Asset Value, Beginning of Year...........  $16.74      $15.71      $16.69      $16.35      $15.23
                                               ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income...................    0.94        0.89        0.89        0.77        0.79
     Net realized and unrealized gain (loss)
       on investments........................    1.53        1.53       (0.27)       0.82        1.45
                                               ------      ------      ------      ------      ------
     Total from investment operations........    2.47        2.42        0.62        1.59        2.24
                                               ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment
       income)...............................   (0.92)      (0.80)      (0.94)      (0.74)      (0.76)
     Distributions (from realized gains).....   (0.02)      (0.57)      (0.66)      (0.51)      (0.36)
     Return of capital.......................      --       (0.02)         --          --          --
                                               ------      ------      ------      ------      ------
     Total Distributions.....................   (0.94)      (1.39)      (1.60)      (1.25)      (1.12)
                                               ------      ------      ------      ------      ------
Net Asset Value, End of Year.................  $18.27      $16.74      $15.71      $16.69      $16.35
                                               ======      ======      ======      ======      ======
RATIOS/SUPPLEMENTAL DATA:
Total Return.................................   15.04%      16.40%       3.60%      10.10%      15.10%
Net assets, end of year (millions)...........   $70.6       $32.1       $36.0       $30.3       $16.7
Ratio of expenses to average net assets:
     Before expense reimbursement............    1.06%       1.19%       1.20%       1.15%       1.27%
     After expense reimbursement.............    1.00%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement............    5.20%       5.44%       5.04%       4.62%       4.64%
     After expense reimbursement.............    5.26%       5.63%       5.24%       4.77%       4.90%
Portfolio turnover rate......................      92%         51%         97%        155%         36%

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                                                     December 6, 1994*
                                                                   Year Ended             through
                                                                 June 30, 1996         June 30, 1995
                                                                 --------------------------------------
Net Asset Value, Beginning of Period.............................     $12.94               $12.00
                                                                    -----------          --------
  Income from Investment Operations:
     Net investment income.......................................       0.84(1)              0.46
     Net realized and unrealized gain on investments.............       0.06                 0.94
                                                                    -----------          --------
     Total from investment operations............................       0.90                 1.40
                                                                    -----------          --------
  Less Distributions:
     Dividends (from net investment income)......................      (0.93)               (0.46)
     Distributions (from realized gains).........................      (0.13)                  --
                                                                    -----------          --------
     Total Distributions.........................................      (1.06)               (0.46)
                                                                    -----------          --------
Net Asset Value, End of Period...................................     $12.78               $12.94
                                                                    ===========          ========
RATIOS/SUPPLEMENTAL DATA:
Total Return.....................................................       7.05%               11.88%
Net assets, end of period (millions).............................      $43.4                $15.3
Ratio of expenses to average net assets:
     Before expense reimbursement................................       0.98%                2.93%+
     After expense reimbursement.................................       0.68%                0.80%+
Ratio of net investment income to average net assets:
     Before expense reimbursement................................       6.86%                4.92%+
     After expense reimbursement.................................       7.16%                7.05%+
Portfolio turnover rate..........................................         51%                  68%

 *  Commencement of operations.
 +  Annualized.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
LOW DURATION FUND

                                                                                          May 18, 1993*
                                                               Year Ended June 30,           through
                                                             1996      1995      1994     June 30, 1993
                                                            -------------------------------------------
Net Asset Value, Beginning of Period.....................   $10.15    $ 9.93    $10.00       $ 10.00
                                                            --------  --------  --------    --------
  Income from Investment Operations:
     Net investment income...............................     0.68      0.75      0.77          0.05
     Net realized and unrealized gain on investments.....     0.06      0.23      0.11          0.00
                                                            --------  --------  --------    --------
     Total from investment operations....................     0.74      0.98      0.88          0.05
                                                            --------  --------  --------    --------
  Less Distributions:
     Dividends (from net investment income)..............    (0.72)    (0.75)    (0.77)        (0.05)
     Distributions (from realized gains).................    (0.05)    (0.01)    (0.18)        (0.00)
                                                            --------  --------  --------    --------
     Total Distributions.................................    (0.77)    (0.76)    (0.95)        (0.05)
                                                            --------  --------  --------    --------
Net Asset Value, End of Period...........................   $10.12    $10.15    $ 9.93       $ 10.00
                                                            ========  ========  ========    ========
RATIOS/SUPPLEMENTAL DATA:
Total Return.............................................     7.47%    10.23%     9.02%         4.36%+
Net assets, end of period (millions).....................   $189.2    $123.3     $36.5          $7.6
Ratio of expenses to average net assets:
     Before expense reimbursement........................     0.60%     0.75%     1.10%         4.94%+
     After expense reimbursement.........................     0.58%     0.58%     0.58%         0.58%+
Ratio of net investment income to average net assets:
     Before expense reimbursement........................     7.07%     7.43%     6.82%         1.93%+
     After expense reimbursement.........................     7.09%     7.61%     7.34%         6.28%+
Portfolio turnover rate..................................       50%       71%      254%           34%

* Commencement of operations.
+ Annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                                                                          May 18, 1993*
                                                               Year Ended June 30,           through
                                                             1996      1995      1994     June 30, 1993
                                                            -------------------------------------------
Net Asset Value, Beginning of Period.....................   $10.12    $10.21    $10.00       $ 10.00
                                                            --------  --------  --------    --------
  Income from Investment Operations:
     Net investment income...............................     0.66      0.66      0.53          0.03
     Net realized and unrealized
       gain (loss) on investments........................     0.05     (0.09)     0.21            --
                                                            --------  --------  --------    --------
     Total from investment operations....................     0.71      0.57      0.74          0.03
                                                            --------  --------  --------    --------
  Less Distributions:
     Dividends (from net investment income)..............    (0.66)    (0.66)    (0.53)        (0.03)
     Return of capital...................................    (0.00)       --        --            --
                                                            --------  --------  --------    --------
     Total Distributions.................................    (0.66)    (0.66)    (0.53)        (0.03)
                                                            --------  --------  --------    --------
Net Asset Value, End of Period...........................   $10.17    $10.12    $10.21       $ 10.00
                                                            ========  ========  ========    ========
RATIOS/SUPPLEMENTAL DATA:
Total Return.............................................     7.23%     5.78%     7.47%         2.30%+
Net assets, end of period (millions).....................    $18.7     $19.8     $10.5         $.003
Ratio of expenses to average net assets:
     Before expense reimbursement........................     0.88%     1.26%     2.06%        57.02%+
     After expense reimbursement.........................     0.48%     0.48%     0.48%         0.48%+
Ratio of net investment income (loss)
  to average net assets:
     Before expense reimbursement........................     6.15%     5.74%     4.16%       (56.99)%+
     After expense reimbursement.........................     6.55%     6.52%     5.74%         2.32%+
Portfolio turnover rate..................................       60%       81%      135%            0%

* Commencement of operations.
+ Annualized.

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Hotchkis and Wiley Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Income Fund, the Small Cap Fund, the International Fund, the Balanced Income Fund, the Total Return Bond Fund, the Low Duration Fund and the Short-Term Investment Fund (seven of the eight separately managed portfolios of Hotchkis and Wiley Funds, the "Funds") at June 30, 1996, the results of each of their operations for the year then ended, and the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Milwaukee, WI
August 16, 1996

--------------------------------------------------------------------------------


                                      LOGO
                             800 WEST SIXTH STREET
                                  FIFTH FLOOR
                         LOS ANGELES, CALIFORNIA 90017
                                  800-236-4479

                               INVESTMENT ADVISOR
                               Hotchkis and Wiley
                             800 West Sixth Street
                                  Fifth Floor
                         Los Angeles, California 90017

                                 LEGAL COUNSEL
                           Gardner, Carton & Douglas
                             321 North Clark Street
                            Chicago, Illinois 60610

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                          CUSTODIAN AND TRANSFER AGENT
                             Firstar Trust Company
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202



                              ANNUAL REPORT

                            FOR THE YEAR ENDED
                              JUNE 30, 1996


                                   LOGO



                                   LOGO


                            EQUITY INCOME FUND
      -------------------------------------------------------------
                              SMALL CAP FUND
      -------------------------------------------------------------
                            INTERNATIONAL FUND
      -------------------------------------------------------------
                           BALANCED INCOME FUND
      -------------------------------------------------------------
                          TOTAL RETURN BOND FUND
      -------------------------------------------------------------
                            LOW DURATION FUND
      -------------------------------------------------------------
                        SHORT-TERM INVESTMENT FUND

--------------------------------------------------------------------------------
    THIS MATERIAL SHOULD BE PRECEDED              HOTCHKIS AND WILEY:
    OR ACCOMPANIED BY A PROSPECTUS.               INVESTMENT ADVISOR


--------------------------------------------------------------------------------

                             ______________________


                                  HOTCHKIS AND

                                  WILEY FUNDS

                             ______________________



                      Equity Fund For Insurance Companies





                                 ANNUAL REPORT
                              ___________________

                                 June 30, 1996




                        800 West 6th Street, Fifth Floor
                             Los Angeles, CA 90017
                                 (213) 362-8900


                    Investment Advisor:  HOTCHKIS AND WILEY

                      EQUITY FUND FOR INSURANCE COMPANIES
                        JANUARY 29, 1993 - JUNE 30, 1996





                                    [CHART]





                                                    Ended
                                                   6/30/96
                  --------------------------------------------
                  One Year                          22.9%
                  --------------------------------------------
                  Three Years                       14.6%
                  --------------------------------------------
                  Since Inception                   14.2%
                  (1/29/93)
                  --------------------------------------------




Past performance is not predictive of future performance. The representative market indices are unmanaged. The annual returns reflect the voluntary agreement of Hotchkis and Wiley, the Funds' advisor, to assume fees and expenses in excess of certain limits.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------

Dear Shareholders:

The Equity Income Fund's total return for the fiscal year ended June 30, 1996 was 22.9%. The second quarter of 1996 was a difficult environment for value investors, dampening the strong returns achieved in the previous three quarters. There has been an increasing amount of volatility and dispersion of returns between various sectors of the equity market. The market's recent performance has come primarily from technology and consumer products. We have continued to retain a healthy investment position in basic industry, including chemicals, paper and steel. These areas underperformed in the Spring, as climbing interest rates threatened continued expansion in the economy. Now the economy is sending mixed signals. It seems to be teetering in a delicate balance between growth that is too strong or not strong enough. Perhaps this is what a continuing "soft landing" feels like -- a lot of bumps along the way.

In this uncertain, volatile environment, we continue to believe high dividend yielding, low P/E stocks of financially strong companies will provide superior returns with less risk. The Fund remains attractive relative to the market as a whole, with a projected price/earnings ratio of 12.1x compared to 16.5x for the S&P 500 Stock Index, and a dividend yield of 3.4% compared to the S&P 500 Stock Index of 2.2%. We will continue to manage the portfolio by adherence to our investment disciplines which emphasize these lower risk characteristics.

George Wiley                             Gail Bardin
Managing Director, Hotchkis and Wiley    Managing Director, Hotchkis and Wiley
Portfolio Manager                        Portfolio Manager

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 1996

                         COMMON STOCKS--95.8%                           SHARES        VALUE
----------------------------------------------------------------------------------------------
AEROSPACE--4.3%
     Lockheed Martin Corporation......................................   1,800     $   151,200
     Northrop Grumman Corporation.....................................   3,000         204,375
     Rockwell International Corporation...............................   5,100         291,975
     United Technologies Corporation..................................   3,600         414,000
                                                                                   -----------
                                                                                     1,061,550
                                                                                   -----------
AUTO-RELATED--1.4%
     Dana Corporation.................................................  11,000         341,000
                                                                                   -----------
AUTOS & TRUCKS--5.2%
     Ford Motor Company...............................................  23,300         754,338
     General Motors Corporation.......................................  10,200         534,225
                                                                                   -----------
                                                                                     1,288,563
                                                                                   -----------
BANKS--8.3%
     BankAmerica Corporation..........................................   3,600         272,700
     The Chase Manhattan Corporation..................................   4,784         337,870
     Comerica, Inc....................................................   8,100         361,463
     First Chicago NBD Corporation....................................   9,700         379,513
     First of America Bank Corporation................................   4,700         210,325
     KeyCorp..........................................................   5,800         224,750
     NationsBank Corporation..........................................   3,200         264,400
                                                                                   -----------
                                                                                     2,051,021
                                                                                   -----------
BEVERAGES--1.6%
     Anheuser-Busch Companies, Inc....................................   5,200         390,000
                                                                                   -----------
BUILDING & FOREST PRODUCTS--1.8%
     Weyerhaeuser Company.............................................  10,600         450,500
                                                                                   -----------
CHEMICALS--2.0%
     Dow Chemical Company.............................................   3,400         258,400
     Dupont (E.I.) De Nemours & Company...............................   3,000         237,375
                                                                                   -----------
                                                                                       495,775
                                                                                   -----------
COAL & GAS--1.8%
     Eastern Enterprises..............................................  13,000         432,250
                                                                                   -----------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1996

                                                                        SHARES        VALUE
                                                                        ------     -----------
DIVERSIFIED--4.9%
     Hanson PLC, ADR..................................................  22,000     $   313,500
     Ogden Corporation................................................  11,500         208,438
     Olin Corporation.................................................   2,700         240,975
     Tenneco, Inc.....................................................   8,500         434,563
                                                                                   -----------
                                                                                     1,197,476
                                                                                   -----------
DRUGS--3.1%
     American Home Products Corporation...............................   4,800         288,600
     Baxter International, Inc........................................   7,200         340,200
     Merck & Company, Inc.............................................   2,000         129,250
                                                                                   -----------
                                                                                       758,050
                                                                                   -----------
ENGINEERING & CONSTRUCTION--1.0%
     Harsco Corporation...............................................   3,700         248,825
                                                                                   -----------
FINANCIAL SERVICES--7.5%
     Beneficial Corporation...........................................   4,800         269,400
     Great Western Financial Corporation..............................  15,300         365,287
     H.F. Ahmanson & Company..........................................  18,000         486,000
     Household International, Inc.....................................   6,100         463,600
     Transamerica Corporation.........................................   3,300         267,300
                                                                                   -----------
                                                                                     1,851,587
                                                                                   -----------
HOUSEHOLD FURNISHINGS & APPLIANCES--0.2%
     Whirlpool Corporation............................................   1,000          49,625
                                                                                   -----------
INSURANCE--5.3%
     Aetna Life & Casualty Company....................................   4,400         314,600
     Aon Corporation..................................................   7,000         355,250
     Lincoln National Corporation.....................................   5,200         240,500
     SAFECO Corporation...............................................   6,000         212,250
     USLIFE Corporation...............................................   5,500         180,812
                                                                                   -----------
                                                                                     1,303,412
                                                                                   -----------
MACHINERY--1.6%
     Deere & Company..................................................   9,900         396,000
                                                                                   -----------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1996

                                                                        SHARES        VALUE
                                                                        ------     -----------
METALS & MINING--3.3%
     Aluminum Company of America......................................   8,600     $   493,425
     Reynolds Metals Company..........................................   6,200         323,175
                                                                                   -----------
                                                                                       816,600
                                                                                   -----------
OIL--DOMESTIC--4.2%
     Ashland, Inc.....................................................   7,200         285,300
     Atlantic Richfield Company.......................................   2,200         260,700
     Sun Company, Inc.................................................   6,710         203,816
     USX-Marathon Group, Inc..........................................  13,900         279,737
                                                                                   -----------
                                                                                     1,029,553
                                                                                   -----------
OIL--INTERNATIONAL--1.0%
     Chevron Corporation..............................................   4,000         236,000
                                                                                   -----------
PAPER--4.5%
     Georgia Pacific Corporation......................................   3,500         248,500
     International Paper Company......................................  11,000         405,625
     Union Camp Corporation...........................................   4,000         195,000
     Westvaco Corporation.............................................   9,000         268,875
                                                                                   -----------
                                                                                     1,118,000
                                                                                   -----------
PHOTOGRAPHY & OPTICAL--1.9%
     Eastman Kodak Company............................................   6,000         466,500
                                                                                   -----------
POLLUTION CONTROL--1.2%
     Browning-Ferris Industries, Inc..................................  10,500         304,500
                                                                                   -----------
PROFESSIONAL SERVICES--0.7%
     PHH Corporation..................................................   3,200         182,400
                                                                                   -----------
RAILROADS--2.3%
     Conrail, Inc.....................................................   4,000         265,500
     Norfolk Southern Corporation.....................................   3,600         305,100
                                                                                   -----------
                                                                                       570,600
                                                                                   -----------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1996

                                                                        SHARES        VALUE
                                                                        ------     -----------
RETAIL--GENERAL--7.2%
     J.C. Penney Company, Inc.........................................   9,800     $   514,500
     Kmart Corporation................................................  16,200         200,475
     May Department Stores Company....................................  11,800         516,250
     Sears, Roebuck & Company.........................................   7,400         359,825
     Woolworth Corporation(+).........................................   8,300         186,750
                                                                                   -----------
                                                                                     1,777,800
                                                                                   -----------
SAVINGS & LOANS--1.1%
     Federal National Mortgage Association............................   8,000         268,000
                                                                                   -----------
STEEL--1.4%
     USX-U.S. Steel Group, Inc........................................  12,000         340,500
                                                                                   -----------
TELECOMMUNICATIONS--0.9%
     Harris Corporation...............................................   3,500         213,500
                                                                                   -----------
TOBACCO--4.3%
     American Brands, Inc.............................................   9,200         417,450
     Philip Morris Companies, Inc.....................................   6,300         655,200
                                                                                   -----------
                                                                                     1,072,650
                                                                                   -----------
TRUCKING--0.9%
     Ryder System, Inc................................................   8,000         225,000
                                                                                   -----------
UTILITY--ELECTRIC--6.6%
     CMS Energy Corporation...........................................  12,000         370,500
     DTE Energy Company...............................................   4,000         123,500
     Edison International.............................................   6,000         105,750
     Entergy Corporation..............................................   4,000         113,500
     Illinova Corporation.............................................   6,500         186,875
     New York State Electric & Gas Corporation........................   5,300         129,187
     Peco Energy Company..............................................  11,300         293,800
     Public Service Enterprises Group, Inc............................  11,000         301,125
                                                                                   -----------
                                                                                     1,624,237
                                                                                   -----------
UTILITY--GAS PIPELINE--0.9%
     British Gas PLC, ADR.............................................   2,089         223,262
                                                                                   -----------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1996

                                                                        SHARES        VALUE
                                                                        ------     -----------
UTILITY--TELEPHONE--3.4%
     NYNEX Corporation................................................   4,900     $   232,750
     Pacific Telesis Group............................................  11,000         371,250
     US West, Inc.....................................................   7,000         223,125
                                                                                   -----------
                                                                                       827,125
                                                                                   -----------
     Total common stocks (cost $18,829,185)...........................              23,611,861
                                                                                   -----------

                                                                      PRINCIPAL
                    SHORT-TERM INVESTMENTS--4.2%                       AMOUNT
----------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES#--4.2%
     Pitney Bowes, Inc., 5.1441%....................................  $484,847         484,847
     Southwestern Bell, Inc., 5.1239%...............................   500,000         500,000
     Warner Lambert, Inc., 5.115%...................................    50,000          50,000
                                                                                   -----------
     Total variable rate demand notes (cost $1,034,847).............                 1,034,847
                                                                                   -----------
Total investments--100.0% (cost $19,864,032)........................                24,646,708
Liabilities in excess of other assets--0.0%.........................                     2,321
                                                                                   -----------
     TOTAL NET ASSETS--100.0%.......................................               $24,649,029
                                                                                    ==========

---------------

   # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rate changes periodically on specified dates. The rate listed is as of
    June 30, 1996.
 (+) Non-income producing security.
 ADR --American Depository Receipts

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1996

ASSETS:
     Investments, at value (cost $19,864,032)...................................  $24,646,708
     Cash.......................................................................       13,678
     Dividends and interest receivable..........................................       56,495
     Receivable for investments sold............................................       64,494
     Receivable from Advisor....................................................       11,458
     Other receivables..........................................................          185
                                                                                  -----------
          Total assets..........................................................   24,793,018
                                                                                  -----------
LIABILITIES:
     Payable for investments purchased..........................................      121,219
     Accrued expenses and other liabilities.....................................       22,770
                                                                                  -----------
     Total liabilities..........................................................      143,989
                                                                                  -----------
          Net assets............................................................  $24,649,029
                                                                                  ===========
NET ASSETS CONSIST OF:
     Paid in capital............................................................  $19,415,596
     Undistributed net investment income........................................       11,105
     Undistributed net realized gains on investments............................      439,652
     Net unrealized appreciation on investments.................................    4,782,676
                                                                                  -----------
          Net assets............................................................  $24,649,029
                                                                                  ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
     Shares outstanding (unlimited shares of no par value authorized)...........    1,823,836
     Net asset value per share (offering and redemption price)..................  $     13.51
                                                                                  ===========

See Notes to the Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended June 30, 1996

INVESTMENT INCOME:
     Dividends *.................................................................  $  723,958
     Interest....................................................................      36,865
                                                                                    ---------
          Total income...........................................................     760,823
                                                                                    ---------
EXPENSES:
     Advisory fee................................................................     115,773
     Legal and auditing fees.....................................................      14,865
     Custodian fees and expenses.................................................       7,291
     Transfer agent fees and expenses............................................      12,332
     Administration fee..........................................................       2,424
     Trustees' fees and expenses.................................................       6,275
     Reports to shareholders.....................................................         100
     Registration fees...........................................................       3,867
     Other expenses..............................................................       1,103
                                                                                    ---------
          Total expenses.........................................................     164,030
     Less: expense reimbursement.................................................     (48,257)
                                                                                    ---------
          Net expenses...........................................................     115,773
                                                                                    ---------
NET INVESTMENT INCOME............................................................     645,050
                                                                                    ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments............................................     809,778
     Net change in unrealized appreciation on investments........................   2,827,246
                                                                                    ---------
          Net gain on investments................................................   3,637,024
                                                                                    ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......................................  $4,282,074
                                                                                    =========
---------------
* Net of Foreign Taxes withheld..................................................  $    3,449
                                                                                    =========

See Notes to the Financial Statements

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED            YEAR ENDED
                                                                JUNE 30, 1996         JUNE 30, 1995
                                                                -------------         -------------
OPERATIONS:
     Net investment income....................................   $    645,050          $    515,636
     Net realized gain on securities transactions.............        809,778                53,938
     Net change in unrealized appreciation of securities......      2,827,246             2,320,505
                                                                  -----------           -----------
          Net increase in net assets resulting from
            operations........................................      4,282,074             2,890,079
                                                                  -----------           -----------
NET EQUALIZATION CREDITS......................................              0                48,905
                                                                  -----------           -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income....................................       (688,368)             (458,833)
     Net realized gain on securities transactions.............       (378,446)              (37,220)
                                                                  -----------           -----------
          Total dividends and distributions...................     (1,066,814)             (496,053)
                                                                  -----------           -----------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold............................      3,000,002             3,960,772
     Shares issued in connection with payment of dividends....      1,066,814               496,053
     Cost of shares redeemed..................................        (22,500)              (59,677)
                                                                  -----------           -----------
          Net increase in net assets from Fund share
            transactions......................................      4,044,316             4,397,148
                                                                  -----------           -----------
Total Increase in Net Assets..................................      7,259,576             6,840,079
NET ASSETS:
     Beginning of year........................................     17,389,453            10,549,374
                                                                  -----------           -----------
     End of year*.............................................   $ 24,649,029          $ 17,389,453
                                                                  ===========           ===========
*Including undistributed net investment income of:............   $     11,105          $     54,604
                                                                  ===========           ===========
CHANGES IN SHARES OUTSTANDING:
     Shares sold..............................................        234,558               400,117
     Shares issued in connection with payment of dividends....         83,286                46,972
     Shares redeemed..........................................         (2,403)               (5,704)
                                                                  -----------           -----------
          Net increase........................................        315,441               441,385
                                                                  ===========           ===========

See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1996

NOTE 1. ACCOUNTING POLICIES. The Equity Fund for Insurance Companies (the "Fund") is a series of Hotchkis and Wiley Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on August 22, 1984 and registered under the Investment Company Act of 1940. The Fund commenced operations on January 29, 1993. In addition to the Fund, the Trust also offers the Balanced Income Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Low Duration Fund, the Short-Term Investment Fund, and the Total Return Bond Fund. The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

               SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or the NASDAQ National Market System ("System") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or such System. Unlisted securities that are not included in such System are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

               REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with banks or broker-dealers that meet credit guidelines established by the Board of Trustees. In connection with transactions in repurchase agreements, it is the Fund's policy that the custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

               FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute net investment company taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED
June 30, 1996

               EQUALIZATION: Effective July 1, 1995, the Fund discontinued the practice of equalization. The Fund followed the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemptions of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share was unaffected by sales or redemptions of the Fund's shares.

               USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the funds based upon (i) relative average net assets,
           (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

               OTHER: Security and shareholder transactions are recorded no later than the first business day after the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2. INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at an annual rate of 0.60% of the first $10 million of the Fund's average net assets, and 0.50% of average net assets in excess of $10 million.

               The Advisor provides continuous supervision of the investment portfolio and pays all of the operating expenses relating to the Fund other than the Advisory fee. For the year ended June 30, 1996, the Advisor paid $48,257 of operating expenses on behalf of the Fund.

NOTE 3. PURCHASES AND SALES OF SECURITIES. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 1996 were $7,265,980 and $4,250,059, respectively.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED
June 30, 1996

               At June 30, 1996 (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $4,782,676, of which $5,168,773 related to appreciated securities and $(386,097) related to depreciated securities.

NOTE 4. SUBSEQUENT EVENT. In June 1996, the Advisor, a limited partnership, entered into a Purchase Agreement with Merrill Lynch & Co., Inc., a Delaware corporation ("ML"), pursuant to which ML will acquire the partnership interests in the Advisor. The purchase is subject to a number of contingencies, including approval by the Funds' Board of Trustees (which has occurred) and shareholders of a new investment advisory agreement relating to the Fund. If the transaction occurs, it is anticipated that the Fund will be operated in the same manner as it is currently.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           JANUARY 29, 1993+
                                         YEAR ENDED       YEAR ENDED       YEAR ENDED           THROUGH
                                        JUNE 30, 1996    JUNE 30, 1995    JUNE 30, 1994      JUNE 30, 1993
                                        -------------    -------------    -------------    ------------------
Net Asset Value, Beginning of Period...    $ 11.53          $  9.89          $ 10.31             $10.00
                                        -------------    -------------    -------------         -------
  Income from Investment Operations:
     Net investment income.............       0.34             0.41             0.40               0.16
     Net realized and unrealized gain
       (loss) on investments...........       2.26             1.59            (0.24)              0.30
                                        -------------    -------------    -------------         -------
     Total from investment
       operations......................       2.60             2.00             0.16               0.46
                                        -------------    -------------    -------------         -------
  Less Distributions:
     Dividends (from net investment
       income).........................      (0.40)           (0.34)           (0.38)             (0.15)
     Distributions (from capital
       gains)..........................      (0.22)           (0.02)           (0.20)             (0.00)
                                        -------------    -------------    -------------         -------
     Total Distributions...............      (0.62)           (0.36)           (0.58)             (0.15)
                                        -------------    -------------    -------------         -------
Net Asset Value, End of Period.........    $ 13.51          $ 11.53          $  9.89             $10.31
                                        ==========       ==========       ==========       ==============
RATIOS/SUPPLEMENTAL DATA:
Total Return...........................      22.93%           20.62%            1.38%             11.45%#
Net assets, end of period (millions)...      $24.6            $17.4            $10.5               $7.1
Ratio of expenses to average net
  assets:
     Before expense reimbursement......       0.76%            1.05%            1.20%              1.45%#
     After expense reimbursement.......       0.54%            0.58%            0.60%              0.60%#
Ratio of net investment income to
  average net assets:
     Before expense reimbursement......       2.78%            3.58%            3.32%              2.81%#
     After expense reimbursement.......       3.00%            4.03%            3.91%              3.66%#
Portfolio turnover.....................         21%              29%              26%                 2%

---------------

 + Commencement of operations.

 # Annualized.

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of the Equity Fund for Insurance
Companies:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Fund for Insurance Companies (one of the eight separately managed portfolios of Hotchkis and Wiley Funds, the "Fund") at June 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from January 29, 1993 (commencement of operations) through June 30, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



/s/ PRICE WATERHOUSE LLP
------------------------

PRICE WATERHOUSE LLP
Milwaukee, WI
August 16, 1996



==================================================================================================================

INVESTMENT ADVISOR         LEGAL COUNSEL                INDEPENDENT ACCOUNTANTS      CUSTODIAN AND TRANSFER AGENT

Hotchkis and Wiley         Gardner, Carton & Douglas    Price Waterhouse LLP         Firstar Trust Company
800 West 6th Street        321 North Clark Street       100 East Wisconsin Avenue    615 East Michigan Street
Fifth Floor                Chicago, IL 60610            Milwaukee, WI 53202          Milwaukee, WI 53202
Los Angeles, CA 90017







This report is intended for the information of shareholders of Hotchkis and Wiley Funds and should not be used as sales literature unless preceded or accompanied by a current prospectus.

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

COMMON STOCKS -- 97.1%              Shares        Value
-----------------------------------------------------------
AEROSPACE -- 2.6%
 ...........................................................
Northrop Grumman Corporation          32,000   $  2,810,000
 ...........................................................
Rockwell International
  Corporation                         33,000      1,947,000
 ................................................-----------
                                                  4,757,000
-----------------------------------------------------------
APPAREL & TEXTILES -- 0.4%
 ...........................................................
Russell Corporation                   22,000        651,750
-----------------------------------------------------------
AUTO-RELATED -- 1.4%
 ...........................................................
Dana Corporation                      67,000      2,546,000
-----------------------------------------------------------
AUTOS & TRUCKS -- 7.4%
 ...........................................................
Chrysler Corporation                  57,000      1,870,312
 ...........................................................
Ford Motor Company                   162,000      6,115,500
 ...........................................................
General Motors Corporation           105,000      5,847,187
 ................................................-----------
                                                 13,832,999
-----------------------------------------------------------
BANKS -- 6.6%
 ...........................................................
CoreStates Financial Corporation      33,000      1,773,750
 ...........................................................
First Chicago NBD Corporation         60,000      3,630,000
 ...........................................................
Fleet Financial Group, Inc.           21,000      1,328,250
 ...........................................................
KeyCorp                               32,000      1,788,000
 ...........................................................
NationsBank Corporation               17,000      1,096,500
 ...........................................................
Signet Banking Corporation            74,000      2,664,000
 ................................................-----------
                                                 12,280,500
-----------------------------------------------------------
BEVERAGES -- 0.6%
 ...........................................................
Anheuser-Busch Companies, Inc.        28,500      1,195,219
-----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 3.1%
 ...........................................................
Georgia-Pacific Corporation           24,000      2,049,000
 ...........................................................
Weyerhaeuser Company                  73,000      3,796,000
 ................................................-----------
                                                  5,845,000
-----------------------------------------------------------
BUILDING MATERIALS -- 0.4%
 ...........................................................
Hanson PLC ADR                        26,625        665,625
-----------------------------------------------------------

COMMON STOCKS -- 97.1%              Shares        Value
-----------------------------------------------------------
CHEMICALS -- 2.5%
 ...........................................................
The Dow Chemical Company              30,000   $  2,613,750
 ...........................................................
Eastman Chemical Company              33,000      2,095,500
 ................................................-----------
                                                  4,709,250
-----------------------------------------------------------
CONGLOMERATES -- 1.8%
 ...........................................................
Tenneco, Inc.                         76,000      3,434,250
-----------------------------------------------------------
CONSUMER PRODUCTS -- 0.5%
 ...........................................................
Tupperware Corporation                22,800        832,200
-----------------------------------------------------------
ENGINEERING AND CONSTRUCTION -- 1.0%
 ...........................................................
Harsco Corporation                    44,000      1,782,000
-----------------------------------------------------------
FINANCIAL SERVICES -- 4.5%
 ...........................................................
Beneficial Corporation                41,000      2,913,562
 ...........................................................
Household International, Inc.         31,000      3,640,563
 ...........................................................
Transamerica Corporation              20,000      1,871,250
 ................................................-----------
                                                  8,425,375
-----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.0%
 ...........................................................
Whirlpool Corporation                 68,500      3,737,531
-----------------------------------------------------------
INSURANCE -- 5.7%
 ...........................................................
American General Corporation          58,000      2,769,500
 ...........................................................
Aon Corporation                       35,000      1,811,250
 ...........................................................
Lincoln National Corporation          33,000      2,124,375
 ...........................................................
Safeco Corporation                    36,400      1,699,425
 ...........................................................
St. Paul Companies, Inc.              25,000      1,906,250
 ...........................................................
TIG Holdings, Inc.                     9,500        296,875
 ................................................-----------
                                                 10,607,675
-----------------------------------------------------------
LEISURE/TOYS -- 2.1%
 ...........................................................
Fortune Brands, Inc.                 103,500      3,861,844
-----------------------------------------------------------
MACHINERY -- 3.1%
 ...........................................................
Deere & Company                       34,000      1,865,750
 ...........................................................
New Holland N.V.                     145,000      3,969,375
 ................................................-----------
                                                  5,835,125
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares        Value
-----------------------------------------------------------
METALS & MINING -- 3.9%
 ...........................................................
Aluminum Company of America           46,000   $  3,467,250
 ...........................................................
Reynolds Metals Company               52,000      3,705,000
 ................................................-----------
                                                  7,172,250
-----------------------------------------------------------
NATURAL GAS -- 0.9%
 ...........................................................
Eastern Enterprises                   50,000      1,734,375
-----------------------------------------------------------
OIL -- DOMESTIC -- 4.7%
 ...........................................................
Atlantic Richfield Company            25,000      1,762,500
 ...........................................................
Occidental Petroleum Corporation     160,000      4,010,000
 ...........................................................
Phillips Petroleum Company            22,000        962,500
 ...........................................................
Ultramar Diamond Shamrock
  Corporation                         59,000      1,924,875
 ................................................-----------
                                                  8,659,875
-----------------------------------------------------------
OIL -- INTERNATIONAL -- 2.4%
 ...........................................................
Amoco Corporation                     22,000      1,912,625
 ...........................................................
Royal Dutch Petroleum Company
  NYS                                 46,800      2,544,750
 ................................................-----------
                                                  4,457,375
-----------------------------------------------------------
PAPER -- 2.3%
 ...........................................................
International Paper Company           53,000      2,573,813
 ...........................................................
Union Camp Corporation                35,000      1,750,000
 ................................................-----------
                                                  4,323,813
-----------------------------------------------------------
POLLUTION CONTROL -- 2.1%
 ...........................................................
Browning-Ferris Industries, Inc.     120,000      3,990,000
-----------------------------------------------------------
RAILROADS -- 1.8%
 ...........................................................
Norfolk Southern Corporation          33,000      3,324,750
-----------------------------------------------------------
RETAIL -- 4.4%
 ...........................................................
Intimate Brands, Inc.                 54,000      1,134,000
 ...........................................................
J.C. Penney Company, Inc.             56,000      2,922,500
 ...........................................................
May Department Stores Company         41,000      1,937,250
 ...........................................................
Sears, Roebuck & Company              40,000      2,150,000
 ................................................-----------
                                                  8,143,750
-----------------------------------------------------------

                                    Shares        Value
-----------------------------------------------------------
SAVINGS & LOANS -- 5.7%
 ...........................................................
Fannie Mae                            41,000   $  1,788,625
 ...........................................................
Great Western Financial
  Corporation                         71,000      3,816,250
 ...........................................................
H.F. Ahmanson & Company              115,000      4,945,000
 ................................................-----------
                                                 10,549,875
-----------------------------------------------------------
STEEL -- 5.0%
 ...........................................................
Allegheny Teledyne, Inc.             157,000      4,239,000
 ...........................................................
Lukens, Inc.                          87,900      1,653,619
 ...........................................................
USX-U.S. Steel Group, Inc.            95,000      3,330,938
 ................................................-----------
                                                  9,223,557
-----------------------------------------------------------
TOBACCO -- 4.5%
 ...........................................................
Gallaher Group PLC ADR #              80,000      1,475,000
 ...........................................................
Philip Morris Companies, Inc.        123,000      5,458,125
 ...........................................................
UST, Inc.                             52,500      1,456,875
 ................................................-----------
                                                  8,390,000
-----------------------------------------------------------
TRUCKING -- 1.0%
 ...........................................................
Ryder System, Inc.                    57,000      1,881,000
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 7.2%
 ...........................................................
CMS Energy Corporation                86,000      3,031,500
 ...........................................................
Central & South West Corporation      33,000        701,250
 ...........................................................
DTE Energy Company                    57,000      1,574,625
 ...........................................................
Energy Group PLC ADR                  26,625      1,128,234
 ...........................................................
Illinova Corporation                 130,000      2,860,000
 ...........................................................
PECO Energy Company                  105,000      2,205,000
 ...........................................................
PacifiCorp                            44,000        968,000
 ...........................................................
Public Service Enterprises
  Group, Inc.                         37,000        925,000
 .................................................----------
                                                 13,393,609
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares        Value
-----------------------------------------------------------
UTILITY -- TELEPHONE -- 5.5%
 ...........................................................
AT&T Corporation                     141,800   $  4,971,862
 ...........................................................
Alltel Corporation                    80,000      2,675,000
 ...........................................................
NYNEX Corporation                     46,000      2,650,750
 ................................................-----------
                                                 10,297,612
-----------------------------------------------------------
Total Common Stock
  (cost $141,602,381)                           180,541,184
-----------------------------------------------------------

VARIABLE RATE                     Principal
DEMAND NOTES* -- 6.4%               Amount         Value
------------------------------------------------------------
Lilly (Eli) & Co., 5.0949%        $      733    $        733
 ............................................................
General Mills, Inc., 5.245%        3,196,466       3,196,466
 ............................................................
Pitney Bowes, Inc., 5.2551%        1,240,495       1,240,495
 ............................................................
Warner-Lambert Co., 5.226%         7,405,906       7,405,906
 .................................................-----------
Total variable rate demand
  notes
  (cost $11,843,600)                              11,843,600
------------------------------------------------------------
Total investments -- 103.5%
  (cost $153,445,981)                            192,384,784
 ............................................................
Liabilities in excess of other
  assets -- (3.5)%                                (6,510,972)
 .................................................-----------
Total net assets -- 100.0%                      $185,873,812
------------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1997.

ADR -- American Depository Receipts.

NYS -- New York Shares.

# Non-income producing security.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
MID CAP FUND

COMMON STOCKS --     94.4%          Shares        Value
---------------------------------------------------------
APPAREL & TEXTILES -- 5.2%
 ...........................................................
Coats Viyella PLC ADR                  5,000    $    31,830
 ...........................................................
Polo Ralph Lauren Corporation #          200          5,475
 ...........................................................
Russell Corporation                    2,200         65,175
 ............................................    -----------
                                                    102,480
---------------------------------------------------------
AUTO PARTS -- 1.4%
 ...........................................................
ITT Industries, Inc.                   1,100         28,325
---------------------------------------------------------
AUTO-RELATED -- 4.7%
 ...........................................................
Dana Corporation                         600         22,800
 ...........................................................
Echlin, Inc.                             600         21,600
 ...........................................................
Lear Corporation #                     1,100         48,812
 ............................................    -----------
                                                     93,212
---------------------------------------------------------
BANKS -- 7.0%
 ...........................................................
Compass Bancshares, Inc.                 450         15,131
 ...........................................................
First Commerce Bancshares, Inc.          400         17,600
 ...........................................................
First Tennessee National
  Corporation                            200          9,600
 ...........................................................
Signet Banking Corporation               700         25,200
 ...........................................................
Union Planters Corporation               700         36,313
 ...........................................................
UnionBanCal Corporation                  500         35,938
 ............................................    -----------
                                                    139,782
---------------------------------------------------------
BEVERAGES -- 0.8%
 ...........................................................
Pernod Ricard ADR                      1,200         15,483
---------------------------------------------------------
CHEMICALS -- 4.4%
 ...........................................................
DSM N.V. ADR                           1,000         24,919
 ...........................................................
Eastman Chemical Company                 700         44,450
 ...........................................................
Wellman, Inc.                          1,100         19,113
 ............................................    -----------
                                                     88,482
---------------------------------------------------------
COMMUNICATIONS & MEDIA -- 3.2%
 ...........................................................
Octel Communications Corporation
  #                                    2,700         63,281
---------------------------------------------------------
COMPUTERS -- 1.3%
 ...........................................................
Exabyte Corporation #                  2,000         25,625
---------------------------------------------------------

     COMMON STOCKS -- 94.4%          Shares        Value
---------------------------------------------------------
COMPUTER-RELATED -- 2.7%
 ...........................................................
Great Plains Software, Inc. #          2,000    $    54,000
---------------------------------------------------------
CONSUMER PRODUCTS -- 3.1%
 ...........................................................
The Dial Corporation                   1,200         18,750
 ...........................................................
Tupperware Corporation                 1,200         43,800
 ............................................    -----------
                                                     62,550
---------------------------------------------------------
CONTAINERS -- 2.0%
 ...........................................................
Ball Corporation                       1,300         39,081
---------------------------------------------------------
ELECTRIC PRODUCTS -- 1.8%
 ...........................................................
UCAR International, Inc. #               800         36,600
---------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.9%
 ...........................................................
Pameco Corporation #                   1,000         17,750
---------------------------------------------------------
ELECTRONICS -- 2.3%
 ...........................................................
Avnet, Inc.                              400         23,000
 ...........................................................
EG&G, Inc.                             1,000         22,500
 ............................................    -----------
                                                     45,500
---------------------------------------------------------
FOODS -- 1.0%
 ...........................................................
Dean Foods Company                       500         20,188
---------------------------------------------------------
HEALTH CARE -- DRUGS -- 2.1%
 ...........................................................
Bergen Brunswig
  Corporation -- Class A               1,250         34,844
 ...........................................................
McKesson Corporation                     100          7,750
 ............................................    -----------
                                                     42,594
---------------------------------------------------------
HEALTHCARE SERVICES & SUPPLIES -- 2.2%
 ...........................................................
Apria Healthcare Group, Inc. #           900         15,975
---------------------------------------------------------
HOSPITAL/HEALTHCARE MANAGEMENT -- 0.4%
 ...........................................................
Foundation Health Systems,
  Inc. -- Class A #                      900         27,281
 ...........................................................
Medaphis Corporation #                   800          8,050
 ............................................    -----------
                                                     35,331
---------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.5%
 ...........................................................
Whirlpool Corporation                    900         49,106
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
MID CAP FUND

                                     Shares        Value
---------------------------------------------------------
INSURANCE -- 6.1%
 ...........................................................
Harleysville Group, Inc.                 900    $    34,087
 ...........................................................
IPC Holdings Limited                   1,300         35,100
 ...........................................................
Ohio Casualty Corporation                500         22,000
 ...........................................................
St. Paul Companies, Inc.                 400         30,500
 ............................................    -----------
                                                    121,687
---------------------------------------------------------
MACHINERY -- 2.2%
 ...........................................................
New Holland N.V.                       1,600         43,800
---------------------------------------------------------
METALS & MINING -- 2.1%
 ...........................................................
Reynolds Metals Company                  600         42,750
---------------------------------------------------------
NATURAL GAS -- 0.8%
 ...........................................................
MCN Energy Group, Inc.                   500         15,312
---------------------------------------------------------
OIL & GAS -- INTERNATIONAL -- 0.9%
 ...........................................................
Equitable Resources, Inc.                600         17,025
---------------------------------------------------------
OIL & GAS SERVICES -- 2.9%
 ...........................................................
Tidewater, Inc.                        1,300         57,200
---------------------------------------------------------
PAPER -- 3.2%
 ...........................................................
Chesapeake Corporation                   900         30,375
 ...........................................................
Consolidated Papers, Inc.                600         32,400
 ............................................    -----------
                                                     62,775
---------------------------------------------------------
PRINTING & PUBLISHING -- 1.7%
 ...........................................................
Readers Digest Association, Inc.       1,200         34,425
---------------------------------------------------------
PROFESSIONAL SERVICES -- 1.8%
 ...........................................................
Olsten Corporation                     1,800         34,988
---------------------------------------------------------
RETAIL -- 3.6%
 ...........................................................
Family Dollar Stores, Inc.             1,300         35,425
 ...........................................................
Intimate Brands, Inc.                  1,750         36,750
 ............................................    -----------
                                                     72,175
---------------------------------------------------------

                                     Shares        Value
---------------------------------------------------------
RETAIL: SPECIALTY -- 1.5%
 ...........................................................
AutoZone, Inc. #                       1,250    $    29,453
---------------------------------------------------------
SAVINGS & LOANS -- 3.0%
 ...........................................................
Charter One Financial, Inc.              400         21,550
 ...........................................................
Washington Federal, Inc.               1,030         26,458
 ...........................................................
Washington Mutual, Inc.                  200         11,950
 ............................................    -----------
                                                     59,958
---------------------------------------------------------
STEEL -- 3.2%
 ...........................................................
AK Steel Holding Corporation             800         35,300
 ...........................................................
USX-U.S. Steel Group, Inc.               800         28,050
 ............................................    -----------
                                                     63,350
---------------------------------------------------------
TOBACCO -- 1.6%
 ...........................................................
Universal Corporation                  1,000         31,750
---------------------------------------------------------
TRANSPORTATION -- AIR -- 2.0%
 ...........................................................
ASA Holdings, Inc.                     1,400         40,075
---------------------------------------------------------
TRANSPORTATION -- MARINE -- 2.1%
 ...........................................................
Teekay Shipping Corporation            1,200         41,475
---------------------------------------------------------
TRAVEL & RECREATION -- 2.5%
 ...........................................................
Royal Caribbean Cruises, Ltd.          1,400         48,913
---------------------------------------------------------
TRUCKING -- 1.7%
 ...........................................................
Ryder System, Inc.                     1,000         33,000
---------------------------------------------------------
UTILITY-ELECTRIC -- 2.5%
 ...........................................................
DTE Energy Company                       600         16,575
 ...........................................................
Illinova Corporation                   1,500         33,000
 ............................................    -----------
                                                     49,575
---------------------------------------------------------
Total common stocks
  (cost $1,680,835)                               1,875,031
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
-----------------------------------------------------------
MID CAP FUND

VARIABLE RATE
DEMAND NOTES*                       Principal
 -- 5.1%                             Amount        Value
-----------------------------------------------------------
Pitney Bowes, Inc., 5.2551%         $102,418    $   102,418
 ............................................     ----------
Total variable rate demand notes
  (cost $102,418)                                   102,418
-----------------------------------------------------------
Total investments -- 99.5% (cost
  $1,783,253)                                     1,977,449
 ...........................................................
Other assets in excess of
  liabilities -- 0.5%                                 9,748
 ............................................     ----------

Total net assets -- 100%                        $ 1,987,197
-----------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1997.

ADR -- American Depository Receipt.

# Non-income producing security.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
-----------------------------------------------------------
SMALL CAP FUND

     COMMON STOCKS -- 93.5%          Shares        Value
-----------------------------------------------------------
AUTO PARTS -- 1.4%
 ...........................................................
APS Holding Corporation -- Class
  A #                                 43,000    $   376,250
-----------------------------------------------------------
BUILDING MATERIALS -- 4.3%
 ...........................................................
Giant Cement Holding, Inc. #          25,100        470,625
 ...........................................................
NCI Building Systems, Inc. #          21,700        702,538
 ............................................     ----------
                                                  1,173,163
-----------------------------------------------------------
CHEMICALS -- 1.7%
 ...........................................................
The Carbide/Graphite Group,
Inc.  #                               20,000        465,000
-----------------------------------------------------------
COMMUNICATIONS & MEDIA -- 9.9%
 ...........................................................
Century Communications
  Corporation, Class A #              70,000        376,250
 ...........................................................
Groupe AB SA ADR #                   142,500      1,211,250
 ...........................................................
Octel Communications
Corporation  #                        29,200        684,375
 ...........................................................
Teltrend, Inc. #                       8,700        127,238
 ...........................................................
VTEL Corporation #                    56,000        336,000
 ............................................     ----------
                                                  2,735,113
-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT/MANUFACTURERS -- 2.2%
 ...........................................................
Channell Commercial Corporation #     45,200        610,200
-----------------------------------------------------------
COMPUTERS -- 6.9%
 ...........................................................
Applied Magnetics Corporation #       21,500        486,437
 ...........................................................
Exabyte Corporation #                 41,700        534,281
 ...........................................................
Key Tronic Corporation #              23,000        112,125
 ...........................................................
MICROS Systems, Inc. #                18,100        760,200
 ............................................     ----------
                                                  1,893,043
---------------------------------------------------------
COMPUTER SERVICES -- 0.8%
 ...........................................................
AMX Corporation #                     40,000        230,000
-----------------------------------------------------------
COMPUTER SYSTEMS -- 2.2%
 ...........................................................
VLSI Technology, Inc. #               26,000        614,250
-----------------------------------------------------------
HEALTHCARE: MISCELLANEOUS -- 3.1%
 ...........................................................
Healthcare Services Group, Inc. #     70,000        840,000
-----------------------------------------------------------
HEALTHCARE SERVICES & SUPPLIES -- 1.7%
 ...........................................................
Apria Healthcare Group, Inc. #        27,100        481,025
-----------------------------------------------------------

                                     Shares        Value
-----------------------------------------------------------
HOMEBUILDERS -- 1.8%
 ...........................................................
Del Webb Corporation                  30,000    $   487,500
-----------------------------------------------------------
HOSPITAL/HEALTHCARE MANAGEMENT -- 1.7%
 ...........................................................
Integrated Health Services, Inc.      12,000        462,000
-----------------------------------------------------------
INSURANCE -- 7.0%
 ...........................................................
FPIC Insurance Group, Inc. #          36,100        812,250
 ...........................................................
Omni Insurance Group, Inc. #          35,000        437,500
 ...........................................................
Philadelphia Consolidated Holding
  Corporation #                       20,000        680,000
 ............................................     ----------
                                                  1,929,750
-----------------------------------------------------------
MACHINERY -- 6.5%
 ...........................................................
Gleason Corporation                   14,400        669,600
 ...........................................................
Special Devices, Inc. #               36,100        568,575
 ...........................................................
OmniQuip International, Inc. #        23,700        548,063
 ............................................     ----------
                                                  1,786,238
-----------------------------------------------------------
METALS & MINING -- 1.9%
 ...........................................................
Northwest Pipe Company #              28,900        531,038
-----------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 4.8%
 ...........................................................
Abraxas Petroleum Corporation #       57,800        742,369
 ...........................................................
Trico Marine Services, Inc. #         26,200        571,488
 ............................................     ----------
                                                  1,313,857
-----------------------------------------------------------
OIL & GAS DRILLING -- 1.6%
 ...........................................................
Coho Energy, Inc. #                   41,300        438,812
-----------------------------------------------------------
OIL -- SERVICES -- 2.3%
 ...........................................................
Stolt Comex Seaway, S.A. # FS         24,600        624,225
-----------------------------------------------------------
REAL ESTATE -- 10.0%
 ...........................................................
Brandywine Realty Trust               35,500        718,875
 ...........................................................
MGI Properties, Inc.                  36,100        796,456
 ...........................................................
Redwood Trust, Inc.                   21,500      1,005,125
 ...........................................................
Vistana, Inc. #                       15,000        232,500
 ............................................     ----------
                                                  2,752,956
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
-----------------------------------------------------------
SMALL CAP FUND

                                      Shares          Value
-----------------------------------------------------------
RETAIL: FOOD CHAINS -- 3.1%
 ...........................................................
Dominick's Supermarkets, Inc. #       31,900    $   849,337
 ...........................................................
RETAIL: JEWELRY -- 3.3%
 ...........................................................
Friedman's, Inc. #                    40,100        917,287
-----------------------------------------------------------
SAVINGS & LOANS -- 6.8%
 ...........................................................
Coastal Bancorp, Inc.                 25,000        743,750
 ...........................................................
Poughkeepsie Financial
  Corporation                         60,000        438,750
 ...........................................................
Washington Federal, Inc.              26,395        678,022
 ............................................     ----------
                                                  1,860,522
-----------------------------------------------------------
STEEL FABRICATOR -- 3.0%
 ...........................................................
Citation Corporation #                48,410        829,021
-----------------------------------------------------------
TELECOMMUNICATIONS -- 2.4%
 ...........................................................
Applied Voice Technology, Inc. #      12,000        222,000
 ...........................................................
Celeritek, Inc. #                     36,100        451,250
 ............................................     ----------
                                                    673,250
-----------------------------------------------------------
TRANSPORTATION -- AIR FREIGHT -- 1.3%
 ...........................................................
AirNet Systems, Inc. #                21,700        355,338
-----------------------------------------------------------
TRANSPORTATION -- MARINE -- 1.8%
 ...........................................................
Knightsbridge Tankers Ltd.            20,000        505,000
-----------------------------------------------------------
Total Common Stock (cost
  $20,886,740)                                   25,734,175
-----------------------------------------------------------

VARIABLE RATE
DEMAND NOTES *
-- 5.2%
                                      Shares          Value
------------------------------------------------------------
General Mills, Inc., 5.245%          $440,000    $   440,000
 ............................................................
Pitney Bowes, Inc., 5.2551%           512,787        512,787
 ............................................................
Warner-Lambert Co., 5.226%            482,329        482,329
 .............................................     ----------
Total variable rate demand notes
  (cost $1,435,116)                                1,435,116
------------------------------------------------------------
Total investments -- 98.7%
  (cost $22,321,856)                              27,169,291
 ............................................................
Other assets in excess of
  liabilities -- 1.3%                                360,910
 .............................................     ----------

Total net assets -- 100.0%                       $27,530,201
------------------------------------------------------------

# Non-income producing security.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1997.

FS Foreign Security.

ADR American Depository Receipts.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND


COMMON STOCKS -- 92.5%
--------------------------------------------------------------
AUSTRALIA -- 4.0%                     Shares           Value
--------------------------------------------------------------
BANKS -- 1.6%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.              1,945,800    $ 14,431,095
--------------------------------------------------------------
BUILDING MATERIALS -- 0.7%
 ............................................................
Pioneer International, Ltd.        1,690,000       6,482,202
--------------------------------------------------------------
INSURANCE -- 0.9%
 ............................................................
GIO Australia Holdings, Ltd.       1,791,583       5,502,838
 ............................................................
QBE Insurance Group, Ltd.            400,807       2,402,101
 ............................................     -----------
                                                   7,904,939
--------------------------------------------------------------
RETAIL -- 0.8%
 ............................................................
Davids, Ltd.                       7,567,476       6,576,199
 ............................................................
Total Australia                                   35,394,435
--------------------------------------------------------------
AUSTRIA -- 1.0%
--------------------------------------------------------------
STEEL -- 1.0%
 ............................................................
Boehler-Uddeholm AG                  117,000       9,074,863
 ............................................................
Total Austria                                      9,074,863
--------------------------------------------------------------
CANADA -- 5.5%
--------------------------------------------------------------
BANKS -- 2.2%
 ............................................................
Bank of Nova Scotia                  190,038       8,334,039
 ............................................................
Canadian Imperial Bank of
  Commerce                           458,180      11,557,798
 ............................................     -----------
                                                  19,891,837
--------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.3%
 ............................................................
Imasco, Ltd.                         402,400      11,667,497
--------------------------------------------------------------
METALS & MINERALS -- 1.0%
 ............................................................
Noranda, Inc.                        395,790       8,535,157
--------------------------------------------------------------
RAILROADS -- 1.0%
 ............................................................
Canadian National Railway
  Company                            201,000       8,771,064
 ............................................................
Total Canada                                      48,865,555
--------------------------------------------------------------
FINLAND -- 1.7%                       Shares           Value
--------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.3%
 ............................................................
UPM-Kymmene Corporation OY           492,200    $ 11,371,022
--------------------------------------------------------------
MACHINERY -- 0.4%
 ............................................................
The Rauma Group OY                   168,950       3,870,631
 ............................................................
Total Finland                                     15,241,653
--------------------------------------------------------------
FRANCE -- 5.6%
--------------------------------------------------------------
BEVERAGES -- 1.7%
 ............................................................
Pernod-Ricard SA                     292,198      15,080,386
--------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS -- 1.3%
 ............................................................
LaFarge SA                           178,280      11,098,968
--------------------------------------------------------------
OIL & GAS -- 1.1%
 ............................................................
Elf Aquitaine SA                      88,000       9,503,083
--------------------------------------------------------------
STEEL -- 1.1%
 ............................................................
Usinor Sacilor SA                    561,930      10,145,668
--------------------------------------------------------------
TOBACCO -- 0.4%
 ............................................................
SEITA SA                             122,335       3,875,754
 ............................................................
Total France                                      49,703,859
--------------------------------------------------------------
GERMANY -- 3.2%
--------------------------------------------------------------
BANKS -- 1.6%
 ............................................................
Commerzbank AG                       485,960      13,888,284
--------------------------------------------------------------
CHEMICALS -- 0.8%
 ............................................................
Bayer AG                             185,000       7,134,438
--------------------------------------------------------------
MANUFACTURING -- 0.8%
 ............................................................
Buderus AG                            13,500       7,499,423
 ............................................................
Total Germany                                     28,522,145
--------------------------------------------------------------
HONG KONG -- 7.5%
--------------------------------------------------------------
BANKS -- 1.2%
 ............................................................
HSBC Holdings PLC                    372,800      11,211,985
--------------------------------------------------------------
PRINTING & PUBLISHING -- 0.7%
 ............................................................
South China Morning Post
  (Holdings), Ltd.                 6,010,000       5,895,746
--------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                    Shares         Value
---------------------------------------------------------
RETAIL -- SPECIALTY -- 1.0%
 ............................................................
Dickson Concepts International,
  Ltd.                             2,375,000    $  8,644,969
---------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 1.9%
 ............................................................
Hang Lung Development Company      4,888,000       8,959,221
 ............................................................
New World Development Co., Ltd.    1,305,000       7,782,214
 ............................................      ----------
                                                  16,741,435
---------------------------------------------------------
UTILITY -- ELECTRIC -- 1.7%
 ............................................................
China Light & Power Company,
  Ltd.                             2,718,000      15,401,558
---------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 1.0%
 ............................................................
Hong Kong Telecommunications,
  Ltd.                             3,807,200       9,091,344
 ............................................................
Total Hong Kong                                   66,987,037
---------------------------------------------------------
IRELAND -- 1.4%
---------------------------------------------------------
PAPER -- 1.4%
 ............................................................
Jefferson Smurfit Group PLC        4,409,000      12,770,814
 ............................................................
Total Ireland                                     12,770,814
---------------------------------------------------------
ITALY -- 1.9%
---------------------------------------------------------
ENGINEERING &
  CONSTRUCTION -- 0.5%
 ............................................................
Danieli & Company                  1,236,000       4,322,186
---------------------------------------------------------
OIL & GAS -- 1.4%
 ............................................................
ENI                                2,311,750      13,077,045
 ............................................................
Total Italy                                       17,399,231
---------------------------------------------------------
JAPAN -- 11.5%
---------------------------------------------------------
AUTOS & TRUCKS -- 1.3%
 ............................................................
Bridgestone Corporation              165,000       3,835,532
 ............................................................
Suzuki Motor Corporation             647,000       8,198,460
 ............................................     -----------
                                                  12,033,992
---------------------------------------------------------
BUILDING MATERIAL & COMPONENTS -- 1.4%
 ............................................................
Sekisui Chemical Co., Ltd.         1,198,000      12,144,364
---------------------------------------------------------

                                    Shares         Value
---------------------------------------------------------
ELECTRICAL MACHINERY -- 2.7%
 ............................................................
Nichicon Corporation               1,110,000    $ 15,035,389
 ............................................................
Sony Corporation                      99,400       8,677,844
 ............................................     -----------
                                                  23,713,233
---------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.7%
 ............................................................
Nintendo Co., Ltd.                   184,400      15,470,065
---------------------------------------------------------
FINANCIAL SERVICES -- 1.8%
 ............................................................
Promise Company, Ltd.                279,700      16,034,532
---------------------------------------------------------
IRON/STEEL -- 1.0%
 ............................................................
Yodogawa Steel Works               1,398,000       8,551,951
---------------------------------------------------------
PHARMACEUTICALS -- 0.5%
 ............................................................
Terumo Corporation                   259,000       4,956,828
---------------------------------------------------------
RESTAURANTS -- 0.6%
 ............................................................
MOS Food Services                    269,000       4,983,657
---------------------------------------------------------
TRANSPORTATION EQUIPMENT -- 0.5%
 ............................................................
Koito Manufacturing Co., Ltd.        576,000       4,409,472
 ............................................................
Total Japan                                      102,298,094
---------------------------------------------------------
MALAYSIA -- 2.7%
---------------------------------------------------------
BUILDING MATERIALS -- 0.3%
 ............................................................
Kedah Cement Holdings Berhad       1,495,000       2,333,713
---------------------------------------------------------
FINANCIAL SERVICES -- 0.7%
 ............................................................
Arab Malaysia Finance Berhad       2,751,000       5,831,152
---------------------------------------------------------
TRAVEL & RECREATION -- 1.2%
 ............................................................
Genting Berhad                     2,258,900      10,829,099
---------------------------------------------------------
TRUCKING & SHIPPING -- 0.5%
 ............................................................
Malaysia International Shipping
  Berhad                           1,838,000       4,769,763
 ............................................................
Total Malaysia                                    23,763,727
---------------------------------------------------------
NETHERLANDS -- 7.0%
---------------------------------------------------------
BANKS -- 2.6%
 ............................................................
ABN Amro Holding N.V.                550,000      10,273,962
 ............................................................
ING Groep N.V.                       281,250      12,990,782
 ............................................     -----------
                                                  23,264,744
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                    Shares         Value
---------------------------------------------------------
CHEMICALS -- 1.5%
 ............................................................
Akzo Nobel N.V.                       96,275    $ 13,217,825
---------------------------------------------------------
CONSTRUCTION & HOUSING -- 1.0%
 ............................................................
Hollandsche Beton Groep N.V.          38,150       8,717,176
---------------------------------------------------------
INSURANCE -- 0.9%
 ............................................................
Fortis Amev N.V.                     173,191       7,725,577
---------------------------------------------------------
TELECOMMUNICATIONS -- 1.0%
 ............................................................
Koninklije PTT Nederland N.V.        238,700       9,380,745
 ............................................................
Total Netherlands                                 62,306,067
---------------------------------------------------------
NEW ZEALAND -- 0.9%
---------------------------------------------------------
BUILDING MATERIALS -- 0.9%
 ............................................................
Fletcher Challenge Building        2,542,500       7,633,453
---------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.0%
 ............................................................
Fletcher Challenge Forest            101,700         147,500
 ............................................................
Total New Zealand                                  7,780,953
---------------------------------------------------------
NORWAY -- 2.4%
---------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.3%
 ............................................................
Kvaerner ASA - Class A               192,500      11,661,813
---------------------------------------------------------
PHARMACEUTICALS & HEALTH CARE -- 1.1%
 ............................................................
Nycomed ASA - Class B                667,789       9,532,290
 ............................................................
Total Norway                                      21,194,103
---------------------------------------------------------
SINGAPORE -- 2.0%
---------------------------------------------------------
DIVERSIFIED INDUSTRIES -- 2.0%
 ............................................................
Jardine Matheson Holdings, Ltd.    2,436,600      17,299,860
 ............................................................
Total Singapore                                   17,299,860
---------------------------------------------------------
SOUTH KOREA -- 0.6%
---------------------------------------------------------
BANKS -- 0.6%
 ............................................................
Cho Hung Bank Co., Ltd. GDR          742,500       5,383,125
 ............................................................
Total South Korea                                  5,383,125
---------------------------------------------------------
SPAIN -- 3.8%
---------------------------------------------------------
BANKS -- 1.5%
 ............................................................
Banco Santander SA                   423,000      13,057,858
---------------------------------------------------------

                                    Shares         Value
---------------------------------------------------------
OIL -- INTERNATIONAL -- 1.4%
 ............................................................
Repsol SA                            282,700    $ 11,975,388
---------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
 ............................................................
Telefonica de Espana SA              290,000       8,400,078
 ............................................................
Total Spain                                       33,433,324
---------------------------------------------------------
SWEDEN -- 1.1%
---------------------------------------------------------
APPLIANCES -- 0.4%
 ............................................................
Electrolux AB - Class B               42,480       3,065,530
---------------------------------------------------------
DIVERSIFIED -- 0.7%
 ............................................................
Marieberg Tidnings AB -- Class
  A                                  263,000       6,530,460
 ............................................................
Total Sweden                                       9,595,990
---------------------------------------------------------
SWITZERLAND -- 7.2%
---------------------------------------------------------
BUILDING MATERIALS -- 0.6%
 ............................................................
Sarna Kunststoff Holding AG
  "registered"                         5,080       5,052,646
---------------------------------------------------------
FOOD PRODUCERS -- 1.6%
 ............................................................
Nestle SA "registered"                11,037      14,581,241
---------------------------------------------------------
INSURANCE -- 1.9%
 ............................................................
Swiss Reinsurance Co.
  "registered"                        11,900      16,855,987
---------------------------------------------------------
MACHINERY & EQUIPMENT -- 2.5%
 ............................................................
SIG Schweizerische Industrie --
  Gesellschaft Holding AG              3,010       9,136,228
 ............................................................
Sulzer AG "registered" (P.C.)         14,750      12,647,049
 ............................................     -----------
                                                  21,783,277
---------------------------------------------------------
MEDICAL PRODUCTS -- 0.0%
 ............................................................
Sulzer Medica AG "registered"
  rights #                            14,750               0
---------------------------------------------------------
PHARMACEUTICALS & HEALTH CARE -- 0.6%
 ............................................................
Novartis AG "registered"               3,520       5,635,477
 ............................................................
Total Switzerland                                 63,908,628
---------------------------------------------------------
UNITED KINGDOM -- 21.5%
---------------------------------------------------------
APPAREL & TEXTILES -- 1.6%
 ............................................................
Coats Viyella PLC                  6,715,850      14,250,916
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                    Shares         Value
---------------------------------------------------------
BANKS -- 2.2%
 ............................................................
Abbey National PLC                   395,309    $  5,394,885
 ............................................................
National Westminster Bank PLC      1,081,300      14,531,831
 ............................................     -----------
                                                  19,926,716
---------------------------------------------------------
BUILDING MATERIALS -- 2.3%
 ............................................................
Hanson PLC                         2,006,597       9,968,645
 ............................................................
Redland PLC                        1,908,200      10,813,658
 ............................................     -----------
                                                  20,782,303
---------------------------------------------------------
BUSINESS SERVICES -- 1.0%
 ............................................................
Lex Service PLC                    1,367,300       8,567,624
---------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 2.8%
 ............................................................
BTR PLC                            4,424,000      15,130,684
 ............................................................
Harrisons & Crosfield PLC          5,114,900       9,449,128
 ............................................     -----------
                                                  24,579,812
---------------------------------------------------------
FOOD & BEVERAGES -- 1.7%
 ............................................................
Allied Domecq PLC                  2,154,530      15,472,659
---------------------------------------------------------
FOOD PRODUCERS -- 1.3%
 ............................................................
Hillsdown Holdings PLC             3,015,500       8,481,597
 ............................................................
Tate & Lyle PLC                      395,700       2,940,486
 ............................................     -----------
                                                  11,422,083
---------------------------------------------------------
INSURANCE -- 1.2%
 ............................................................
Commercial Union PLC               1,008,700      10,601,492
---------------------------------------------------------
RETAIL -- 1.4%
 ............................................................
Safeway PLC                        2,148,250      12,424,280
---------------------------------------------------------
TOBACCO -- 1.6%
 ............................................................
B.A.T Industries PLC               1,560,000      13,955,156
---------------------------------------------------------
UTILITY -- ELECTRIC -- 2.1%
 ............................................................
Energy Group PLC                     513,610       5,479,275
 ............................................................
Powergen PLC                       1,080,000      12,851,725
 ............................................     -----------
                                                  18,331,000
---------------------------------------------------------
UTILITY -- GAS -- 0.6%
 ............................................................
BG PLC                             1,400,000       5,149,344
---------------------------------------------------------

                                    Shares         Value
---------------------------------------------------------
UTILITY -- WATER -- 1.7%
 ............................................................
Hyder PLC                          1,129,000    $ 15,266,832
 ............................................................
Total United Kingdom                             190,730,217
 ............................................................
Total common stocks -- 92.5%
  (cost $699,164,546)                            821,653,680
---------------------------------------------------------

SHORT-TERM INVESTMENTS            Principal
-- 7.6%                            Amount
---------------------------------------------------------
CERTIFICATES OF
DEPOSIT -- 3.1%
---------------------------------------------------------
Structured Product Asset
  Return Certificate Trust,
  5.8375%, 7/28/97               $27,500,000   $ 27,500,000
---------------------------------------------------------
COMMERCIAL PAPER -- 4.4%
---------------------------------------------------------
Levi Strauss, 5.80%, 7/09/1997    11,000,000     10,985,822
 ...........................................................
Lockheed Martin Corporation,
  5.82%, 7/01/1997                18,491,000     18,491,000
 ...........................................................
Praxair, Inc., 5.68%,
  7/01/1997                       10,000,000     10,000,000
 ............................................
                                                -----------
                                                 39,476,822
---------------------------------------------------------
MUTUAL FUNDS -- 0.1%
---------------------------------------------------------
Vista Institutional Prime
  Money Market Fund                1,156,477      1,156,477
 ...........................................................
Total short-term investments
  (cost $68,133,299)                             68,133,299
 ...........................................................
Total investments -- 100.1%
  (cost $767,297,845)                           889,786,979
 ...........................................................
Liabilities in excess of other
  assets -- (0.1)%                               (1,258,534)
 ...........................................................
Total net assets -- 100.0%                     $888,528,445
---------------------------------------------------------

# Non-income producing security.

P.C. -- Participation Certificates.

GDR -- Global Depository Receipts.
                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

COMMON STOCKS -- 93.2%
---------------------------------------------------------
AUSTRALIA -- 0.9%                     Shares           Value
---------------------------------------------------------
BANKS -- 0.9%
 ............................................................
Australia & New Zealand Banking
  Group, Ltd.                          4,690    $     34,784
 ............................................     -----------
                                                      34,784
Total Australia
---------------------------------------------------------
CANADA -- 0.7%
---------------------------------------------------------
METALS & MINERALS -- 0.7%
 ............................................................
Noranda, Inc.                          1,165          25,123
 ............................................     -----------
                                                      25,123
Total Canada
---------------------------------------------------------
FINLAND -- 2.5%
---------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.7%
 ............................................................
UPM-Kymmene Corporation OY             2,640          60,990
---------------------------------------------------------
MACHINERY -- 0.8%
 ............................................................
The Rauma Group OY                     1,356          31,066
 ............................................     -----------
                                                      92,056
Total Finland
---------------------------------------------------------
FRANCE -- 3.9%
---------------------------------------------------------
BEVERAGES -- 2.0%
 ............................................................
Pernod-Ricard SA                       1,440          74,319
---------------------------------------------------------
STEEL -- 0.9%
 ............................................................
Usinor Sacilor SA                      1,830          33,041
---------------------------------------------------------
TOBACCO -- 1.0%
 ............................................................
SEITA SA                               1,192          37,764
 ............................................     -----------
                                                     145,124
Total France
---------------------------------------------------------
GERMANY -- 1.2%
---------------------------------------------------------
BANKS -- 1.2%
 ............................................................
Commerzbank AG                         1,500          42,869
 ............................................     -----------
                                                      42,869
Total Germany
---------------------------------------------------------
HONG KONG -- 4.7%
---------------------------------------------------------
FINANCIAL SERVICES -- 2.3%
 ............................................................
Manhattan Card Company, Ltd.         186,000          84,630
---------------------------------------------------------
UTILITY-ELECTRIC -- 1.5%
 ............................................................
China Light & Power Company,
  Ltd.                                10,000          56,665
---------------------------------------------------------

---------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 0.9%
 ............................................................
Hong Kong Telecommunications,
  Ltd.                                14,800    $     35,341
 ............................................     -----------
                                                     176,636
Total Hong Kong
---------------------------------------------------------
IRELAND -- 1.4%
---------------------------------------------------------
PAPER -- 1.4%
 ............................................................
Jefferson Smurfit Group PLC           18,000          52,138
 ............................................     -----------
                                                      52,138
Total Ireland
---------------------------------------------------------
ITALY -- 1.4%
---------------------------------------------------------
OIL & GAS -- 1.4%
 ............................................................
ENI                                    9,000          50,911
 ............................................     -----------
                                                      50,911
Total Italy
---------------------------------------------------------
JAPAN -- 12.7%
---------------------------------------------------------
BUILDING MATERIAL & COMPONENTS -- 2.7%
 ............................................................
Sekisui Chemical Co., Ltd.            10,000         101,372
---------------------------------------------------------
ELECTRICAL MACHINERY -- 2.2%
 ............................................................
Nichicon Corporation                   6,000          81,272
---------------------------------------------------------
ELECTRONIC COMPONENTS -- 2.7%
 ............................................................
Nintendo Co., Ltd.                     1,200         100,673
---------------------------------------------------------
FINANCIAL SERVICES -- 3.1%
 ............................................................
Promise Company, Ltd.                  2,000         114,655
---------------------------------------------------------
RESTAURANTS -- 2.0%
 ............................................................
MOS Food Services                      4,000          74,106
 ............................................     -----------
                                                     472,078
Total Japan
---------------------------------------------------------
MALAYSIA -- 2.6%
---------------------------------------------------------
FINANCIAL SERVICES -- 1.8%
 ............................................................
Public Finance Berhad                 44,000          67,639
---------------------------------------------------------
TRAVEL & RECREATION -- 0.8%
 ............................................................
Genting Berhad                         6,100          29,243
 ............................................     -----------
                                                      96,882
Total Malaysia
---------------------------------------------------------
NETHERLANDS -- 2.9%
---------------------------------------------------------
BANKS -- 1.3%
 ............................................................
ABN Amro Holding N.V.                  2,565          47,914
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                      Shares           Value
---------------------------------------------------------
CHEMICALS -- 1.6%
 ............................................................
Akzo Nobel N.V.                          450    $     61,782
 ............................................     -----------
                                                     109,696
Total Netherlands
---------------------------------------------------------
NORWAY -- 1.9%
---------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.0%
 ............................................................
Kvaerner ASA -- Class A                  598          36,227
---------------------------------------------------------
PHARMACEUTICALS & HEALTH CARE -- 0.9%
 ............................................................
Nycomed ASA -- Class B                 2,400          34,259
 ............................................     -----------
                                                      70,486
Total Norway
---------------------------------------------------------
SINGAPORE -- 2.7%
---------------------------------------------------------
DIVERSIFIED -- 2.7%
 ............................................................
Jardine Matheson Holdings, Ltd.       14,000          99,400
 ............................................     -----------
                                                      99,400
Total Singapore
---------------------------------------------------------
SPAIN -- 1.9%
---------------------------------------------------------
OIL -- INTERNATIONAL -- 1.9%
 ............................................................
Repsol SA                              1,700          72,013
 ............................................     -----------
                                                      72,013
Total Spain
---------------------------------------------------------
SWEDEN -- 1.7%
---------------------------------------------------------
APPLIANCES -- 0.5%
 ............................................................
Electrolux AB -- Class B                 240          17,319
---------------------------------------------------------
DIVERSIFIED -- 1.2%
 ............................................................
Marieberg Tidnings AB -- Class
  A                                    1,860          46,185
 ............................................     -----------
                                                      63,504
Total Sweden
---------------------------------------------------------
SWITZERLAND -- 6.9%
---------------------------------------------------------
BUILDING MATERIALS -- 1.6%
 ............................................................
Forbo Holding AG "registered"            135          58,339
---------------------------------------------------------
FOOD PRODUCERS -- 1.3%
 ............................................................
Nestle SA "registered"                    38          50,203
---------------------------------------------------------
INSURANCE -- 2.6%
 ............................................................
Swiss Reinsurance Co.
  "registered"                            69          97,736
---------------------------------------------------------
MACHINERY & EQUIPMENT -- 1.4%
 ............................................................
Sulzer AG "registered" (P.C.)             60          51,446
---------------------------------------------------------

                                      Shares           Value
---------------------------------------------------------
MEDICAL PRODUCTS -- 0.0%
 ............................................................
Sulzer Medica AG "registered"
  rights #                                60    $          0
 ............................................     -----------
                                                     257,724
Total Switzerland
---------------------------------------------------------
UNITED KINGDOM -- 18.7%
---------------------------------------------------------
APPAREL & TEXTILES -- 1.6%
 ............................................................
Coats Viyella PLC                     28,850          61,219
---------------------------------------------------------
BANKS -- 1.3%
 ............................................................
National Westminster Bank PLC          3,600          48,381
---------------------------------------------------------
BUILDING MATERIALS -- 2.2%
 ............................................................
Redland PLC                           14,400          81,604
---------------------------------------------------------
BUSINESS SERVICES -- 1.8%
 ............................................................
Lex Service PLC                       10,900          68,300
---------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.8%
 ............................................................
BTR PLC                               23,675          80,972
 ............................................................
Harrisons & Crosfield PLC             32,000          59,116
 ............................................     -----------
                                                     140,088
---------------------------------------------------------
FOOD & BEVERAGES -- 1.7%
 ............................................................
Allied Domecq PLC                      8,760          62,910
---------------------------------------------------------
FOOD PRODUCERS -- 0.8%
 ............................................................
Tate & Lyle PLC                        4,190          31,136
---------------------------------------------------------
INSURANCE -- 1.1%
 ............................................................
Commercial Union PLC                   4,000          42,040
---------------------------------------------------------
RETAIL -- 1.8%
 ............................................................
Safeway PLC                           11,300          65,353
---------------------------------------------------------
UTILITY -- ELECTRIC -- 1.4%
 ............................................................
Powergen PLC                           4,400          52,359
---------------------------------------------------------
UTILITY -- WATER -- 1.2%
 ............................................................
Hyder PLC                              3,350          45,300
 ............................................     -----------
                                                     698,690
Total United Kingdom
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

UNITED STATES -- 24.5%                 Shares         Value
---------------------------------------------------------
AUTOS & TRUCKS -- 1.0%
 ............................................................
General Motors Corporation               670    $     37,311
---------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 1.0%
 ............................................................
Weyerhaeuser Company                     700          36,400
---------------------------------------------------------
CHEMICALS -- 2.0%
 ............................................................
Eastman Chemical Company               1,200          76,200
---------------------------------------------------------
CONSUMER PRODUCTS -- 1.3%
 ............................................................
Tupperware Corporation                 1,370          50,005
---------------------------------------------------------
ELECTRONICS -- 0.7%
 ............................................................
EG&G, Inc.                             1,100          24,750
---------------------------------------------------------
FINANCIAL SERVICES -- 1.2%
 ............................................................
Beneficial Corporation                   600          42,637
---------------------------------------------------------
INSURANCE -- 2.7%
 ............................................................
Safeco Corporation                       700          32,681
 ............................................................
St. Paul Companies, Inc.                 450          34,313
 ............................................................
TIG Holdings, Inc.                     1,100          34,375
 ............................................     -----------
                                                     101,369
---------------------------------------------------------
MACHINERY -- 2.9%
 ............................................................
New Holland N.V.                       3,900         106,763
---------------------------------------------------------
METALS & MINING -- 2.2%
 ............................................................
Aluminum Company of America            1,100          82,912
---------------------------------------------------------

UNITED STATES -- 24.5%                 Shares         Value
---------------------------------------------------------
OIL -- DOMESTIC -- 2.0%
 ............................................................
Occidental Petroleum
  Corporation                          2,950    $     73,934
---------------------------------------------------------
RETAIL -- 2.4%
 ............................................................
Intimate Brands, Inc.                  4,300          90,300
---------------------------------------------------------
SAVINGS & LOANS -- 1.4%
 ............................................................
Great Western Financial
  Corporation                          1,000          53,750
---------------------------------------------------------
TOBACCO -- 2.5%
 ............................................................
Philip Morris Companies, Inc.          2,100          93,188
---------------------------------------------------------
UTILITY -- ELECTRIC -- 1.2%
 ............................................................
Illinova Corporation                   2,100          46,200
 ............................................     -----------
                                                     915,719
Total United States
---------------------------------------------------------
Total common stock -- 93.2%
  (cost $3,176,072)                                3,475,833
 ............................................................
Other assets in excess of liabilities --6.8%         253,763
 ............................................................
Total net assets -- 100%                        $  3,729,596
---------------------------------------------------------

# Non income producing security.

P.C. -- Participation Certificates.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
BALANCED INCOME FUND

COMMON STOCKS -- 36.5%                 Shares       Value
---------------------------------------------------------
AEROSPACE -- 1.0%
 ............................................................
Northrop Grumman Corporation            6,200    $   544,437
 ............................................................
Rockwell International Corporation      6,000        354,000
 .............................................     ----------
                                                     898,437
---------------------------------------------------------
APPAREL & TEXTILES -- 0.2%
 ............................................................
Russell Corporation                     5,400        159,975
---------------------------------------------------------
AUTO-RELATED -- 0.5%
 ............................................................
Dana Corporation                       12,400        471,200
---------------------------------------------------------
AUTOS & TRUCKS -- 1.9%
 ............................................................
Ford Motor Company                     25,500        962,625
 ............................................................
General Motors Corporation             14,000        779,625
 .............................................     ----------
                                                   1,742,250
---------------------------------------------------------
BANKS -- 1.3%
 ............................................................
Comerica, Inc.                          3,500        238,000
 ............................................................
CoreStates Financial Corporation        3,000        164,153
 ............................................................
National City Corporation               6,000        315,000
 ............................................................
Signet Banking Corporation             13,500        486,000
 .............................................     ----------
                                                   1,203,153
---------------------------------------------------------
BEVERAGES -- 0.2%
 ............................................................
Anheuser-Busch Companies, Inc.          5,000        209,687
---------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 0.9%
 ............................................................
Georgia Pacific Corporation             3,700        315,887
 ............................................................
Weyerhaeuser Company                   10,000        520,000
 .............................................     ----------
                                                     835,887
---------------------------------------------------------
BUILDING MATERIALS -- 0.1%
 ............................................................
Hanson PLC ADR                          5,000        125,000
---------------------------------------------------------

COMMON STOCKS -- 36.5%                 Shares       Value
---------------------------------------------------------
CHEMICALS -- 1.5%
 ............................................................
The Dow Chemical Company                6,300    $   548,887
 ............................................................
duPont (E.I.) de Nemours & Company      4,600        289,225
 ............................................................
Eastman Chemical Company                7,200        457,200
 ............................................................
Millennium Chemicals, Inc.              2,142         48,731
 .............................................     ----------
                                                   1,344,043
---------------------------------------------------------
CONSUMER PRODUCTS -- 0.2%
 ............................................................
Tupperware Corporation                  5,700        208,050
---------------------------------------------------------
CONGLOMERATES -- 0.5%
 ............................................................
Tenneco, Inc.                          10,000        451,875
---------------------------------------------------------
FINANCIAL SERVICES -- 1.4%
 ............................................................
Beneficial Corporation                  9,200        653,775
 ............................................................
Household International, Inc.           2,000        234,875
 ............................................................
Transamerica Corporation                4,000        374,250
 .............................................     ----------
                                                   1,262,900
---------------------------------------------------------
HEALTHCARE -- DRUGS -- 1.0%
 ............................................................
American Home Products Corporation      4,000        306,000
 ............................................................
Bristol-Meyers Squibb Company           3,600        291,600
 ............................................................
Merck & Company, Inc.                   2,600        269,100
 .............................................     ----------
                                                     866,700
---------------------------------------------------------
HEALTHCARE -- MEDICAL PRODUCTS -- 0.3%
 ............................................................
Baxter International, Inc.              5,200        271,700
---------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.9%
 ............................................................
Whirlpool Corporation                  15,000        818,438
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                                       Shares       Value
---------------------------------------------------------
INSURANCE -- 1.9%
 ............................................................
American General Corporation            6,523    $   310,911
 ............................................................
Aon Corporation                         3,100        160,425
 ............................................................
Harleysville Group, Inc.                9,000        340,875
 ............................................................
Safeco Corporation                      9,000        420,188
 ............................................................
St. Paul Companies, Inc.                5,000        381,250
 ............................................................
TIG Holdings, Inc.                      2,300         71,875
 .............................................     ----------
                                                   1,685,524
---------------------------------------------------------
LEISURE/TOYS -- 0.7%
 ............................................................
Fortune Brands, Inc.                   16,500        615,656
---------------------------------------------------------
MACHINERY -- 1.1%
 ............................................................
Deere & Company                         3,600        197,550
 ............................................................
New Holland N.V.                       27,400        749,359
 .............................................     ----------
                                                     946,909
---------------------------------------------------------
METALS & MINING -- 1.6%
 ............................................................
Aluminum Company of America            11,400        859,275
 ............................................................
Phelps Dodge Corporation                4,200        357,788
 ............................................................
Reynolds Metals Company                 3,200        228,000
 .............................................     ----------
                                                   1,445,063
---------------------------------------------------------
OIL-DOMESTIC -- 2.1%
 ............................................................
Atlantic Richfield Company             11,000        775,500
 ............................................................
Occidental Petroleum Corporation       28,200        706,763
 ............................................................
USX-Marathon Group, Inc.               15,500        447,563
 .............................................     ----------
                                                   1,929,826
---------------------------------------------------------
OIL-INTERNATIONAL -- 1.9%
 ............................................................
Chevron Corporation                     6,000        443,625
 ............................................................
Exxon Corporation                       8,600        528,900
 ............................................................
Mobil Corporation                       4,000        279,500
 ............................................................
Royal Dutch Petroleum Company NYS       8,000        435,000
 .............................................     ----------
                                                   1,687,025
---------------------------------------------------------

                                       Shares       Value
---------------------------------------------------------
PAPER -- 1.2%
 ............................................................
International Paper Company            15,125    $   734,508
 ............................................................
Union Camp Corporation                  7,500        375,000
 .............................................     ----------
                                                   1,109,508
---------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 0.2%
 ............................................................
Eastman Kodak Company                   2,200        168,850
---------------------------------------------------------
POLLUTION CONTROL -- 0.4%
 ............................................................
Browning-Ferris Industries, Inc.       10,000        332,500
---------------------------------------------------------
RAILROADS -- 0.8%
 ............................................................
Norfolk Southern Corporation            7,200        724,552
---------------------------------------------------------
RETAIL -- 2.2%
 ............................................................
Intimate Brands, Inc.                  18,000        378,000
 ............................................................
J.C. Penney Company, Inc.              10,000        521,875
 ............................................................
May Department Stores Company          14,000        661,500
 ............................................................
Sears, Roebuck & Company                8,000        430,000
 .............................................     ----------
                                                   1,991,375
---------------------------------------------------------
SAVINGS & LOANS -- 1.7%
 ............................................................
Fannie Mae                              6,000        261,750
 ............................................................
Great Western Financial Corporation    12,700        682,625
 ............................................................
H.F. Ahmanson & Company                14,000        602,000
 .............................................     ----------
                                                   1,546,375
---------------------------------------------------------
STEEL -- 0.7%
 ............................................................
USX-U.S. Steel Group, Inc.             19,000        666,188
---------------------------------------------------------
TOBACCO -- 1.1%
 ............................................................
Gallaher Group PLC ADR #               12,500        230,469
 ............................................................
Philip Morris Companies, Inc.          17,000        754,375
 .............................................     ----------
                                                     984,844
---------------------------------------------------------
TRUCKING -- 0.4%
 ............................................................
Ryder System, Inc.                     10,600        349,800
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                                       Shares       Value
---------------------------------------------------------
UTILITY-ELECTRIC -- 3.3%
 ............................................................
CMS Energy Corporation                  6,600    $   232,650
 ............................................................
Central & South West Corporation       14,700        312,375
 ............................................................
DTE Energy Company                     10,400        287,300
 ............................................................
Edison International                   19,300        480,087
 ............................................................
Energy Group PLC ADR                    3,900        165,262
 ............................................................
Illinova Corporation                   30,000        660,000
 ............................................................
PECO Energy Company                    13,000        273,000
 ............................................................
PacifiCorp                             18,300        402,600
 ............................................................
Public Service Enterprises Group,
  Inc.                                  7,000        175,000
 .............................................     ----------
                                                   2,988,274
---------------------------------------------------------
UTILITY-GAS PIPELINE -- 0.6%
 ............................................................
Nicor, Inc.                             6,000        215,250
 ............................................................
Peoples Energy Corporation              7,500        280,781
 .............................................     ----------
                                                     496,031
---------------------------------------------------------
UTILITY-TELEPHONE -- 2.7%
 ............................................................
AT&T Corporation                       26,700        936,169
 ............................................................
Alltel Corporation                     15,500        518,281
 ............................................................
NYNEX Corporation                       8,000        461,000
 ............................................................
SBC Communications, Inc.                3,657        226,277
 ............................................................
US West Communications Group            7,000        263,813
 .............................................     ----------
                                                   2,405,540
---------------------------------------------------------
Total common stocks (cost
  $26,541,243)                                    32,943,135
---------------------------------------------------------

---------------------------------------------------------
CORPORATE BONDS                    Principal
-- 21.4%                            Amount
---------------------------------------------------------
AUTOS & TRUCKS -- 1.1%
 ............................................................
Ford Motor Company (Global),
  7.00%, 9/25/2001                $ 1,000,000      1,010,450
---------------------------------------------------------
BANKS -- 5.7%
 ............................................................
Associates First Capital
  Corporation, Putable
  5/15/1999, 5.96%, 5/15/2037     $ 1,000,000    $ 1,002,185
 ............................................................
KeyCorp Instit Capital-A
  (Acquired 12/19/1996, Cost
  $799,722) r, CLB 12/01/2006,
  7.826%, 12/01/2026                  825,000        802,397
 ............................................................
MBNA Corporation, 6.13125%,
  6/17/2002 #                       1,500,000      1,501,009
 ............................................................
MBNA Corporation (Global),
  6.65938%, 2/01/2027 #             1,000,000        991,604
 ............................................................
Mellon Bank Corporation, Class
  A, CLB 12/01/2006, 7.72%,
  12/01/2026                          825,000        801,629
 .............................................     ----------
                                                   5,098,824
---------------------------------------------------------
BUSINESS MACHINES & SOFTWARE -- 1.1%
 ............................................................
Oracle Corporation, 6.91%,
  2/15/2007                         1,000,000        987,191
---------------------------------------------------------
CONSUMER PRODUCTS -- 0.9%
 ............................................................
The Stop & Shop Companies,
  Inc., 9.75%, 2/01/2002              700,000        773,811
---------------------------------------------------------
EUROBANKS -- 6.6%
 ............................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 6.53125%,
  12/29/2049 #                      2,000,000      2,012,800
 ............................................................
Midland Bank PLC, 6.0375%,
  6/29/2049 #                         500,000        445,425
 ............................................................
Nordbanken, CLB 10/25/2001,
  6.43984%, 10/29/2049 #            2,000,000      2,002,590
 ............................................................
Okobank, 7.375%, 9/27/2049 #        1,500,000      1,527,300
 .............................................     ----------
                                                   5,988,115
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                                   Principal
                                    Amount          Value
---------------------------------------------------------
FINANCIAL SERVICES -- 1.1%
 ............................................................
Salomon, Inc.:
  5.65%, 2/10/1998                $   500,000    $   499,238
 ............................................................
  6.70%, 12/01/1998 #                 500,000        501,595
 .............................................     ----------
                                                   1,000,833
---------------------------------------------------------
PAPER -- 0.8%
 ............................................................
Fort Howard Corporation,
  11.00%, 1/02/2002                   700,442        742,329
---------------------------------------------------------
REAL ESTATE -- 1.7%
 ............................................................
Taubman Realty Group, Ltd.,
  6.33984%, 11/03/1997 #            1,500,000      1,500,433
---------------------------------------------------------
SAVINGS & LOANS -- 0.5%
 ............................................................
Federal Home Loan Mortgage
  Corporation, CLB 7/01/1997,
  7.15%, 6/27/2000                    500,000        500,000
---------------------------------------------------------
TELECOMMUNICATIONS -- 1.7%
 ............................................................
Tele Communications, Inc., CLB
  9/15/1997, 6.4625%, 9/15/2003
  #                                 1,500,000      1,504,017
---------------------------------------------------------
TRANSPORTATION -- 0.2%
 ............................................................
Delta Air Lines ETC, 9.90%,
  1/02/2002                           150,000        165,108
---------------------------------------------------------
Total corporate bonds (cost
  $20,169,785)                                    19,271,111
---------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 7.2%
---------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.0%
 ............................................................
Student Loan Marketing
  Association, 1996-4 A1,
  5.55%, 7/25/2004 #                  887,143        885,896
---------------------------------------------------------

                                   Principal
                                    Amount          Value
---------------------------------------------------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 3.0%
 ............................................................
Federal National Mortgage
  Association: 1995-3 Z, 8.25%,
  7/25/2024                       $   691,844    $   696,962
 ............................................................
  TBA, 8.00%, 7/25/2027             2,000,000      2,045,000
 .............................................     ----------
                                                   2,741,962
---------------------------------------------------------
PASS-THROUGH SECURITIES -- 1.7%
 ............................................................
Government National Mortgage
  Association, TBA, 8.00%,
  7/15/2027                         1,500,000      1,535,157
---------------------------------------------------------
STRIPPED MORTGAGE-BACKED
  SECURITIES -- 1.5%
 ............................................................
Federal Home Loan Mortgage
  Corporation:
  1860 SA (IO), 8.79317%,
    2/15/2024 #                     2,500,000        837,653
 ............................................................
  1965 SA (IO), 2.05%,
    3/15/2024 #                     3,050,000        475,611
 .............................................     ----------
                                                   1,313,264
---------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $6,438,120)                                6,476,279
---------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 7.6%
---------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.6%
 ............................................................
Bridgestone/Firestone Master
  Trust, 1996-1 A, 6.17%,
  7/01/2003                         1,400,000      1,390,606
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
BALANCED INCOME FUND

                                   Principal
                                    Amount          Value
---------------------------------------------------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 2.8%
 ............................................................
Citicorp Mortgage Securities,
  Inc., 1991-7 M, 8.75%,
  5/25/2021                       $   245,166    $   247,361
 ............................................................
Independent National Mortgage
  Corporation, 1996-D A2,
  7.00%, 5/25/2026                    696,985        697,911
 ............................................................
PNC Mortgage Securities
  Corporation, 1996-1 A11,
  Class Z, 7.50%, 6/25/2026         1,710,972      1,610,435
 .............................................     ----------
                                                   2,555,707
---------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.0%
 ............................................................
Citicorp Mortgage Securities,
  Inc., 1987-14 A1, 9.50%,
  9/25/2002                            21,496         21,567
---------------------------------------------------------
STRIPPED MORTGAGE-BACKED
  SECURITIES -- 3.2%
 ............................................................
Chase Commercial Mortgage
  Securities Corporation,
  1997-1 X (IO), 1.39762%,
  4/19/2015 #                      23,495,137      2,009,657
 ............................................................
Donaldson, Lufkin & Jenrette,
  1997-CF1 S (IO), 1.0969%,
  3/15/2017 #                       9,250,000        620,037
 ............................................................
GE Capital Mortgage Services,
  Inc., 1993-1 G (IO),
  657.2504%, 2/25/2022                 22,089        289,011
 .............................................     ----------
                                                   2,918,705
---------------------------------------------------------
Total non-agency
  mortgage-backed securities
  (cost $6,545,920)                                6,886,585
---------------------------------------------------------


PREFERRED STOCKS
-- 1.1%                             Shares
---------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, Cost
  $1,000,000) r                         1,000    $   971,622
---------------------------------------------------------

U.S. TREASURY OBLIGATIONS          Principal
-- 19.4%                            Amount          Value
---------------------------------------------------------
U.S. Treasury Bonds:
  8.75%, 5/15/2017                $   750,000    $   902,578
  6.50%, 11/15/2026                 1,550,000      1,486,064
 .............................................     ----------
                                                   2,388,642
---------------------------------------------------------
U.S. Treasury Notes:
 ............................................................
  5.375%, 5/31/1998                   375,000        373,711
 ............................................................
  5.875%, 8/15/1998                 4,350,000      4,350,004
 ............................................................
  6.375%, 5/15/1999                 6,000,000      6,031,877
 ............................................................
  6.50%, 5/31/2001                  3,000,000      3,017,814
 ............................................................
  6.50%, 5/15/2005                  1,300,000      1,298,376
 .............................................     ----------
                                                  15,071,782
---------------------------------------------------------
Total U.S. Treasury obligations
  (cost $17,437,255)                              17,460,424
---------------------------------------------------------
SHORT-TERM INVESTMENTS  -- 6.6%
---------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 1.1%
 ............................................................
Structured Product Asset Return
  Certificate Trust, 5.8375%,
  7/28/1997                         1,000,000      1,000,000
---------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 5.5%
 ............................................................
Lilly (Eli) & Co., 5.0949%            933,217        933,217
 ............................................................
General Mills, Inc., 5.245%         1,512,928      1,512,928
 ............................................................
Pitney Bowes, Inc. 5.2551%            967,965        967,965
 ............................................................
Warner-Lambert Co., 5.226%          1,560,910      1,560,910
 .............................................     ----------
                                                   4,975,020
---------------------------------------------------------
Total short-term investments
  (cost $5,975,020)                                5,975,020
 .............................................
Total investments -- 99.8%
  (cost $83,107,343)                              89,984,176
 ............................................................
Other assets in excess of
  liabilities -- 0.2%                                174,338
 ............................................................
Total net assets -- 100.0%                       $90,158,514
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                                   Principal
                                    Amount          Value
---------------------------------------------------------

# Variable rate security. The rate listed is as of June 30, 1997.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1997.

IO -- Interest Only.

ETC -- Equipment Trust Certificate.

ADR -- American Depository Receipts.

CLB -- Callable.

NYS -- New York Shares.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

      CORPORATE BONDS AND          Principal
         NOTES -- 26.1%              Amount        Value
---------------------------------------------------------
BANKS -- 6.9%
 ...........................................................
First Chicago NBD Corporation,
  CLB 2/01/2007,
  6.40938%, 2/01/2027#             $  500,000   $   489,859
 ...........................................................
MBNA Corporation, 6.13125%,
  6/17/2002 #                         500,000       500,336
 .............................................
                                                 ----------
                                                    990,195
---------------------------------------------------------
FINANCIAL SERVICES -- 4.2%
 ...........................................................
Associates First Capital
  Corporation, Putable
  5/15/1999, 5.96%, 5/15/2037         250,000       250,546
 ...........................................................
Salomon, Inc.:
  6.70%, 12/01/1998 #                 150,000       150,479
 ...........................................................
  6.40%, 5/20/1999 #                  200,000       198,712
 .............................................
                                                 ----------
                                                    599,737
---------------------------------------------------------
INDUSTRIAL -- 1.8%
 ...........................................................
Westinghouse Electric
  Corporation, 8.93%, 6/22/1999       250,000       258,247
---------------------------------------------------------
SAVINGS & LOAN -- 3.6%
 ...........................................................
Western Financial Savings,
  8.50%, 7/01/2003                    500,000       509,197
---------------------------------------------------------
SOVEREIGN -- 3.2%
 ...........................................................
Government of Mexico, 11.00781%,
  7/21/1997 #                         450,000       450,196
---------------------------------------------------------
TELECOMMUNICATIONS -- 4.5%
 ...........................................................
Summit Communications Group,
  Inc., CLB 4/15/1999,
  10.50%, 4/15/2005                   600,000       646,500
---------------------------------------------------------
TRANSPORTATION -- 1.9%
 ...........................................................
Delta Air Lines ETC, 9.90%,
  1/02/2002                           250,000       275,180
---------------------------------------------------------
Total corporate bonds and notes
  (cost $3,694,837)                               3,729,252
---------------------------------------------------------

      GOVERNMENT AGNECY MORTGAGE-  Principal
      BACKED SECURITIES 22.9%        Amount        Value
COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.0%
 ...........................................................
Federal Home Loan Mortgage
  Corporation: 1261 J, 8.00%,
  7/15/2021                        $  599,911   $   618,045
 ...........................................................
  1468 S, 11.934%, 2/15/2023 #        449,224       447,024
 ...........................................................
  1564 SE, 8.40233%, 8/15/2008 #      353,637       322,878
 ...........................................................
Federal National Mortgage Association:
  G93-27 SB, 6.71922%, 8/25/2023 #
                                      115,176        73,635
 ...........................................................
  1993-37 SB, 6.95624%,
    3/25/2023 #                       224,549       164,680
 ...........................................................
  1995-3 Z, 8.25%, 7/25/2024          661,763       666,659
 .............................................
                                                 ----------
                                                  2,292,921
---------------------------------------------------------
PASS-THROUGH SECURITIES -- 3.9%
 ...........................................................
Government National Mortgage
  Association, 8974, 7.125%,
  5/20/2022 #                         543,828       561,176
---------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 3.0%
 ...........................................................
Federal Home Loan Mortgage
  Corporation:
  1860 SA (IO), 8.79317%,
  2/15/2024 #                         800,000       268,049
 ...........................................................
  1965 SA (IO),
    2.05%, 3/15/2024 #              1,000,000       155,938
 .............................................
                                                 ----------
                                                    423,987
---------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $3,024,074)                               3,278,084
---------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

NON-AGENCY MORTGAGE-
BACKED SECURITIES --               Principal
32.8%                                Amount        Value
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 28.8%
 ...........................................................
Blackrock Capital Finance L.P
  (Acquired 6/23/97, Cost
  $496,953), 1997-R2 AP,
  4.427%, 12/25/2035 # r           $  500,000   $   495,903
 ...........................................................
CMC Securities Corporation,
  1994-G, 7.00%, 9/25/2024            200,000       187,102
 ...........................................................
Citicorp Mortgage Securities,
  Inc., 1990-D A1, 9.50%,
  10/25/2005                          175,914       183,012
 ...........................................................
Collateralized Mortgage
  Obligations Trust, 57-D,
  9.90%, 2/01/2019                    521,617       563,604
 ...........................................................
Countrywide Funding Corporation,
  1994-2 A12T, 9.00%, 2/25/2009
  #                                   465,685       469,783
 ...........................................................
GE Capital Mortgage Services,
  Inc.: 1994-24 A4, 7.00%,
  7/25/2024                           169,843       159,478
 ...........................................................
  1997-5 A7, 7.50%, 6/25/2027         417,236       415,802
 ...........................................................
Housing Securities, Inc.: 1994-1
  AB2, 6.50%, 3/25/2009               512,748       383,997
 ...........................................................
  1994-2 B1, 6.50%, 7/25/2009         259,560       218,312
 ...........................................................
Independent National Mortgage
  Corporation, 1995-F A5, 8.25%,
  5/25/2010                         1,000,000     1,035,405
 .................................................
                                                 ----------
                                                  4,112,398
-----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 4.0%
 ...........................................................
Chase Commercial Mortgage
  Securities Corporation, 1997-1
  X (IO), 1.39762%, 4/19/2015 #     6,737,000       576,249
-----------------------------------------------------------
-----------------------------------------------------------
Total non-agency mortgage-backed
  securities (cost $4,558,172)                    4,688,647
-----------------------------------------------------------
-----------------------------------------------------------

PREFERRED STOCK -- 6.8%                 Shares     Value
-----------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/97, Cost
  $500,000) r                             500   $   485,811
 ...........................................................
Kenwood Properties, Inc.,
  (Acquired 2/26/97,
  Cost $500,000) r                        500       491,317
 ...........................................................
Total preferred stock (cost
  $1,000,000)                                       977,128
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* --      Principal
10.1%                                  Amount
-----------------------------------------------------------
Lilly (Eli) & Co., 5.0949%         $    3,849         3,849
 ...........................................................
Pitney Bowes, Inc., 5.2551%         1,359,671     1,359,671
 ...........................................................
Warner-Lambert Co., 5.226%             81,380        81,380
 .............................................
                                                 ----------
Total variable rate demand notes
  (cost $1,444,900)                               1,444,900
-----------------------------------------------------------
Total investments -- 98.7% (cost
  $13,721,983)                                   14,118,011
 ...........................................................
Other assets in excess of
  liabilities -- 1.3%                               189,102
 .............................................
                                                 ----------
Total net assets -- 100%                        $14,307,113
-----------------------------------------------------------
-----------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1997.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1997.

IO -- Interest Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public registration or may extend only to qualified institutional buyers.

ETC -- Equipment Trust Certificate.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

        CORPORATE BONDS           Principal
      AND NOTES -- 44.4%            Amount         Value
------------------------------------------------------------
BANKS -- 9.9%
 ............................................................
Barnett Capital Trust III, CLB
  2/01/2007, (Acquired 2/06/97,
  cost $2,437,250), 6.48438%,
  2/01/2027 # r                   $2,500,000    $  2,444,035
 ............................................................
Chase Capital II,
  6.35938%, 2/01/2027 #            2,100,000       2,042,901
 ............................................................
First Chicago NBD Corporation,
  CLB 2/01/2007, 6.40938%,
  2/01/2027#                       3,000,000       2,939,153
 ............................................................
First Maryland Capital II,
  CLB 2/01/2007, 6.70938%,
  2/01/2027 #                      4,000,000       3,996,955
 ............................................................
MBNA Corporation,
  6.13125%, 6/17/2002 #            1,125,000       1,125,757
 ............................................................
MBNA Global Capital Securities,
  CLB 2/01/2007, 6.65938%,
  2/01/2027 #                      2,000,000       1,983,208
 ............................................................
Old Kentucky Capital Trust I
  (Acquired 2/6/97,
  cost $2,485,000),
  6.65938%, 2/01/2027 # r          2,500,000       2,487,857
 .................................................-----------
                                                  17,019,866
------------------------------------------------------------
EUROBANKS -- 8.4%
 ............................................................
Foreningsbanken Kredit AB,
  CLB 12/18/2001, 6.53125%,
  12/29/2049#                      5,000,000       5,032,000
 ............................................................
Nordbanken, CLB 10/25/2001,
  6.43984%, 10/29/2049 #           5,830,000       5,837,549
 ............................................................
Skandinavinska Enskilda Banken,
  CLB 6/28/2003, 6.78125%,
  6/29/2049 #                      3,500,000       3,553,200
 .................................................-----------
                                                  14,422,749
------------------------------------------------------------

                                  Principal
                                    Amount         Value
------------------------------------------------------------
FINANCIAL SERVICES -- 7.0%
 ............................................................
Ford Motor Credit,
  6.10%, 2/15/1999 #              $4,400,000    $  4,391,454
 ............................................................
General Motors Acceptance
  Corporation,
  5.8125%, 12/09/1999 #            1,000,000         998,915
 ............................................................
Heller Financial,
  5.8875%, 9/03/1999 #             1,000,000       1,001,677
 ............................................................
Salomon, Inc.:
  5.65%, 2/10/1998                   200,000         199,695
 ............................................................
  5.70%, 2/11/1998                 2,000,000       1,997,504
 ............................................................
  9.43%, 3/15/1998                 1,000,000       1,023,304
 ............................................................
  6.125%, 5/15/1998                  315,000         315,182
 ............................................................
  6.70%, 12/01/1998 #              1,500,000       1,504,786
 ............................................................
  6.40%, 5/20/1999 #                 500,000         496,779
 .................................................-----------
                                                  11,929,296
------------------------------------------------------------
HEALTH -- 0.1%
 ............................................................
Health & Retirement Property
  Trust, CLB 7/13/1997,
  6.53641%, 7/13/1999 #              200,000         200,053
------------------------------------------------------------
PAPER -- 1.7%
 ............................................................
Fort Howard Corporation,
  11.00%, 1/02/2002                2,801,770       2,969,316
------------------------------------------------------------
REAL ESTATE -- 2.7%
 ............................................................
Taubman Realty Group, Ltd.,
  6.68125%, 7/26/1999 #            4,550,000       4,559,063
------------------------------------------------------------
TELECOMMUNICATIONS -- 7.6%
 ............................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999, 11.00%,
  6/01/2007                        4,000,000       4,502,856
 ............................................................
Illinois Bell Telephone Co.,
  CLB 8/13/1997, 7.625%,
  4/01/2006                          300,000         303,478
 ............................................................
Summit Communications Group, Inc.,
  CLB 4/15/1999, 10.50%,
  4/15/2005                        2,700,000       2,909,250
 ............................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                  Principal
                                    Amount         Value
------------------------------------------------------------
Tele Communications, Inc.,
  CLB 9/15/1997, 6.4625%,
  9/15/2003 #                     $5,315,000    $  5,329,233
 .................................................-----------
                                                  13,044,817
------------------------------------------------------------
TRANSPORTATION -- 1.3%
 ............................................................
Delta Air Lines, 10.50%,
  4/30/2016                        1,750,000       2,161,223
------------------------------------------------------------
UTILITY -- ELECTRIC -- 5.7%
 ............................................................
Cleveland Electric Illum, CLB
  8/14/1997, 9.375%, 3/01/2017     3,500,000       3,643,069
 ............................................................
CTC Mansfield Funding Corp.,
  CLB 8/14/1997, 11.125%,
  9/30/2016                          350,000         372,225
 ............................................................
Gulf States Utilities, CLB
  8/19/1997, 6.75%, 10/01/1998       700,000         700,479
 ............................................................
Texas Utilities, CLB
  11/01/1997, 6.25781%,
  5/01/1999 #                      5,000,000       5,007,195
 .................................................-----------
                                                   9,722,968
------------------------------------------------------------
Total corporate bonds and notes
  (cost $75,614,363)                              76,029,351
------------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 19.0%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.3%
 ............................................................
Student Loan Marketing
  Association,
  1996-4 A1, 5.55%, 7/25/2004 #    2,217,857       2,214,739
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.7%
 ............................................................
Federal Home Loan Mortgage
  Corporation:
  1081 I, 7.00%, 12/15/2019          226,095         227,529
 ............................................................
  1096 D, 7.00%, 6/15/2020            34,486          34,604
 ............................................................
  1194 G, 6.50%, 10/15/2006          500,000         495,675
 ............................................................
  1201 D, 7.00%, 10/15/2020          290,278         291,013
 ............................................................
  1206 GA, 7.00%, 3/15/2018        3,910,000       3,938,973
 ............................................................
  1262 F, 7.50%, 3/15/2015           436,505         440,311
 ............................................................
  1267 O, 7.25%, 12/15/2005           73,555          74,342
 ............................................................

                                  Principal
                                    Amount         Value
------------------------------------------------------------
  1336 H, 7.75%, 1/15/2021        $  400,000    $    409,222
 ............................................................
  1358 F, 6.75%, 1/15/2019           484,319         486,576
 ............................................................
  1521 B, 5.80%, 7/15/2000         1,063,780       1,063,993
 ............................................................
  1543 KE, 9.52875%,
    9/15/2022 #                    1,046,602         850,036
 ............................................................
  1617 D, 6.50%, 11/15/2023           71,000          64,960
 ............................................................
Federal National Mortgage
  Association:
  1988-26 C, 7.50%, 7/25/2018        111,253         112,370
 ............................................................
  1990-112 E, 8.50%, 7/25/2019        85,113          86,490
 ............................................................
  1991-6 K, 7.50%, 4/25/2014       2,823,919       2,832,815
 ............................................................
  1991-147 K, 7.00%, 1/25/2021         5,000           5,007
 ............................................................
  1991-153 N, 7.50%, 2/25/2007       300,000         303,963
 ............................................................
  G92-9 K, 7.00%, 1/25/2020           55,326          55,271
 ............................................................
  1992-138 O, 7.50%, 7/25/2022        66,658          65,583
 ............................................................
  1992-163 E, 6.75%, 9/25/2022       500,000         499,900
 ............................................................
  1993-45 SB, 9.156%,
    4/25/2023 #                    1,500,000       1,264,767
 ............................................................
  1994-60 D, 7.00%, 4/25/2024         30,000          28,070
 ............................................................
  1995-3 Z, 8.25%, 7/25/2024       3,308,817       3,333,295
 ............................................................
Government National Mortgage
  Association,
  1995-2 G, 8.50%, 3/20/2020       1,300,000       1,331,253
 .................................................-----------
                                                  18,296,018
------------------------------------------------------------
PASS-THROUGH SECURITIES -- 4.9%
 ............................................................
Federal Home Loan Mortgage
  Corporation, 255452, 8.50%,
  2/01/2008                          610,030         636,243
 ............................................................
Federal National Mortgage
  Association:
  21130, 8.00%, 9/01/2000              7,648           7,823
 ............................................................
  308798, 7.359%, 4/01/2025 #      1,408,070       1,456,437
 ............................................................
  312155, 7.318%, 3/01/2025 #        621,308         632,398
 ............................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                  Principal
                                    Amount         Value
---------------------------------------------------------
Government National Mortgage
  Association:
  8956, 7.125%, 4/20/2022 #       $4,426,940    $  4,568,158
 ............................................................
  8974, 7.125%, 5/20/2022 #        1,030,010       1,062,867
 .................................................-----------
                                                   8,363,926
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.1%
 ............................................................
Federal Home Loan Mortgage Corporation:
  1860 SA (IO), 8.79317%,
  2/15/2024 #                      5,261,274       1,762,849
 ............................................................
  1965 SA (IO), 2.05%,
  3/15/2024 #                     10,500,000       1,637,349
 ............................................................
Federal National Mortgage Association,
  1993-97 L (IO), 7.50%,
  5/25/2023                        1,713,940         162,110
 .................................................-----------
                                                   3,562,308
------------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $31,729,189)                              32,436,991
------------------------------------------------------------
NON-AGENCY MORTGAGE BACKED SECURITIES -- 20.5%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 7.1%
 ............................................................
BHN II Mortgage Trust (Acquired
  4/30/97, cost $2,500,000),
  1997-1 A1, 7.1375%,
  3/25/2011 # r                    2,457,568       2,459,519
 ............................................................
Bridgestone/Firestone Master
  Trust, 1996-1 A, 6.17%,
  7/01/2003                        3,000,000       2,979,870
 ............................................................
First Chicago Master Trust II,
  1996-R A, 5.7575%, 7/15/2001#    1,400,000       1,401,344
 ............................................................
Western Financial Grantor
  Trust, 1992-3, 4.70%,
  1/01/1998                           38,460          38,480
 ............................................................
World Omni Wholesale Master Trust,
  1996-2 B, 5.9575%, 10/25/2001 #  5,250,000       5,250,000
 .................................................-----------
                                                  12,129,213
------------------------------------------------------------

                                  Principal
                                    Amount         Value
---------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.8%
 ............................................................
Blackrock Capital Finance L.P.
  (Acquired 6/23/97, Cost
  $2,733,242), 1997-R2 AP,
  4.427%, 12/25/2035 # r          $2,750,000    $  2,727,467
 ............................................................
Capstead Securities Corp.,
  1992-2 C, 7.80%, 2/25/2022         215,243         216,007
 ............................................................
Chemical Mortgage Securities,
  Inc., 1993-3 A1, 7.125%,
  7/25/2023                          339,116         340,208
 ............................................................
Citicorp Mortgage Securities,
  Inc., 1990-D A1, 9.50%,
  10/25/2005                         351,828         366,024
 ............................................................
Countrywide Funding
  Corporation, 1994-17 A9,
  8.00%, 7/25/2024                     4,000           4,112
 ............................................................
First Bank Systems, 1993 AT T2,
  8.25%, 3/25/2023                   254,255         256,589
 ............................................................
Housing Securities, Inc.:
  1992-B3, 8.00%, 7/25/2021        1,893,625       1,913,742
 ............................................................
  1994-2 B1, 6.50%, 7/25/2009        232,362         195,437
 ............................................................
Independent National Mortgage
  Corporation:
  1995-A4, 8.75%, 3/25/2025           18,000          18,708
 ............................................................
  1996-D A2, 7.00%, 5/25/2026      2,987,077       2,991,049
 ............................................................
Prudential Home Mortgage
  Securities, Co., 1993-36 A10,
  7.25%, 10/25/2023                  500,000         496,605
 ............................................................
Residential Asset
  Securitization Trust,
  1996-A10 A1, 7.50%,
  11/25/2011                       2,238,893       2,250,132
 ............................................................
Residential Funding Corp.,
  1993-S9 A8, 8.16667%,
  2/25/2008#                         125,305         104,473
 ............................................................
Residential Funding Mortgage
  Securities, Inc., 1992-S5 A5,
  7.50%, 2/25/2007                 1,132,645       1,129,723
 ............................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                  Principal
                                    Amount         Value
------------------------------------------------------------
Structured Mortgage Asset
  Residential Trust:
  1991-1H, 8.25%, 6/25/2022       $  286,292    $    284,804
 ............................................................
  1992-3 A, 8.00%, 10/25/2007        228,144         232,732
 ............................................................
  1993-5A AA, 6.93501%,
    6/25/2024 #                      381,499         377,836
 ............................................................
Walsh Acceptance (Acquired
  3/06/97, cost $3,023,438),
  1997-2 A, 6.75%, 3/01/2027# r    2,831,962       2,852,352
 .................................................-----------
                                                  16,758,000
------------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.7%
 ............................................................
Citicorp Mortgage Securities,
  Inc.:
  1987-5, 8.50%, 4/25/2017            27,014          26,945
 ............................................................
  1987-9 A1, 9.00%, 7/25/2002        535,986         539,738
 ............................................................
  1987-14, 9.50%, 9/25/2002           42,991          43,133
 ............................................................
  1988-16 A1, 10.00%,
    11/25/2018                        48,156          51,242
 ............................................................
  1989-8 A1, 10.50%, 6/25/2019       555,073         597,309
 .................................................-----------
                                                   1,258,367
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.9%
 ............................................................
Chase Commercial Mortgage
  Securities Corporation,
  1997-1 X (IO), 1.39762%,
  4/19/2015 #                     26,000,000       2,223,910
 ............................................................
Donaldson, Lufkin & Jenrette,
  1997-CF1 S (IO), 1.0969%,
  3/15/2017 #                     35,600,000       2,386,304
 ............................................................
Residential Funding Corp.,
  1992-S2 A16 (IO), 0.50%,
  1/25/2022                       31,563,874         335,366
 .................................................-----------
                                                   4,945,580
------------------------------------------------------------
Total non-agency
  mortgage-backed securities
  (cost $34,647,130)                              35,091,160
------------------------------------------------------------

PREFERRED STOCK -- 2.0%                Shares       Value
-------------------------------------------------------------
Home Ownership Funding 2 (Acquired
  2/20/97, Cost $1,500,000) r           1,500      $1,457,433
 .............................................................
Kenwood Properties, Inc. (Acquired
  2/26/97 and 4/18/97, cost
  $1,000,000 and $992,070,
  respectively) r                       2,000       1,965,268
-------------------------------------------------------------
Total preferred stock (cost
  $3,492,070)                                       3,422,701
-------------------------------------------------------------

U.S. TREASURY OBLIGATIONS         Principal
-- 5.0%                             Amount
------------------------------------------------------------
U.S. Treasury Notes:
  7.875%, 4/15/1998               $2,500,000       2,541,407
 ............................................................
  5.375%, 5/31/1998                6,000,000       5,979,377
 ............................................     -----------
Total U.S. Treasury obligations                    8,520,784
  (cost $8,484,097)
------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.1%
------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 2.9%
 ............................................................
Structured Product Asset Return
  Certificate Trust, 5.8375%,
  7/28/1997                        5,000,000       5,000,000
------------------------------------------------------------
DISCOUNT NOTES -- 1.2%
 ............................................................
McDonnell Douglas Corp. 4(2),
  5.73%, 7/03/1997                 2,000,000       1,999,363
------------------------------------------------------------
Total short-term investments
  (cost $6,999,363)                                6,999,363
------------------------------------------------------------
Total investments -- 95.0%
  (cost $160,966,212)                            162,500,350
 ............................................................
Other assets in excess of
  liabilities -- 5.0%                              8,713,681
 ............................................................
Total net assets -- 100.0%                      $171,214,031
------------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1997.

IO -- Interest Only.

CLB -- Callable.
r Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

4(2) -- Restricted securities requiring resale to institutional investors.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1997 (Unaudited)
------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

      CORPORATE BONDS AND          Principal
         NOTES -- 39.9%              Amount         Value
------------------------------------------------------------
BANKS -- 2.3%
 ............................................................
MBNA Corporation,
  6.13125%, 6/17/2002 #            $  500,000    $   500,337
------------------------------------------------------------
EUROBANKS -- 8.6%
 ............................................................
Foreningsbanken Kredit AB,
CLB  12/18/2001,
  6.53125%, 12/29/2049#               500,000        503,200
 ............................................................
Nordbanken, CLB 10/25/2001,
  6.43984%, 10/29/2049 #              550,000        550,712
 ............................................................
Skandinavinska Enskilda Banken,
  CLB 6/28/2003,
  6.78125%, 6/29/2049#                800,000        812,160
 .............................................     ----------
                                                   1,866,072
------------------------------------------------------------
FINANCIAL SERVICES -- 7.8%
 ............................................................
Caterpillar Finance,
  6.20%, 4/05/1999 #                  550,000        547,996
 ............................................................
General Motors Acceptance
  Corporation,
  5.8125%, 12/09/1999 #               750,000        749,186
 ............................................................
Salomon, Inc.,
  6.70%, 12/01/1998 #                 400,000        401,276
 .............................................     ----------
                                                   1,698,458
------------------------------------------------------------
REAL ESTATE -- 2.6%
 ............................................................
Taubman Realty Group, Ltd.,
  6.68125%, 7/26/1999 #               550,000        551,095
------------------------------------------------------------
SOVEREIGN -- 2.5%
 ............................................................
Government of Mexico,
  11.00781%, 7/21/1997 #              550,000        550,239
------------------------------------------------------------

                                   Principal
                                     Amount         Value
------------------------------------------------------------
TELECOMMUNICATIONS -- 14.7%
 ............................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999,
  11.00%, 6/01/2007                $  700,000    $   788,000
 ............................................................
GTE Corporation, CLB 9/15/1997,
  10.75%, 9/15/2017                   750,000        795,517
 ............................................................
Illinois Bell Telephone Co.,
CLB 8/13/1997,
  7.625%, 4/01/2006                   150,000        151,739
 ............................................................
Summit Communications Group,
  Inc., CLB 4/15/1999,
  10.50%, 4/15/2005                   800,000        862,000
 ............................................................
Tele Communications, Inc.,
CLB 9/15/1997,
  6.4625%, 9/15/2003 #                600,000        601,607
 .............................................     ----------
                                                   3,198,863
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.4%
 ............................................................
Gulf States Utilities, CLB
  8/13/1997,
  6.75%, 10/01/1998                   300,000        300,205
------------------------------------------------------------
Total corporate bonds and notes
  (cost $8,656,547)                                8,665,269
------------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES  -- 17.6%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.0%
 ............................................................
Student Loan Marketing
  Association, 1996-4 A1, 5.55%,
  7/25/2004 #                         443,571        442,948
------------------------------------------------------------

Schedule of Investments -- June 30, 1997 (Unaudited)
-------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                    Principal
                                      Amount         Value
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.4%
 .............................................................
Federal Home Loan Mortgage
  Corporation:
  16 B, 10.00%, 10/15/2019          $    1,535    $     1,537
  1081 I, 7.00%, 12/15/2019             92,982         93,571
  1206 GA, 7.00%, 3/15/2018            750,000        755,557
  1521 B, 5.80%, 7/15/2000             244,547        244,596
 .............................................................
Federal Housing Authority
  Project,
  7.43%, 2/01/2023                     137,143        137,198
 .............................................................
Federal National Mortgage
  Association:
  1991-6 K, 7.50%, 4/25/2014           992,784        995,911
  1992-43 B, 7.50%, 11/25/2018         264,934        265,459
  1995-3 Z, 8.25%, 7/25/2024           421,122        424,238
 ..............................................     ----------
                                                    2,918,067
-------------------------------------------------------------
GOVERNMENT AGENCY NOTES -- 1.8%
 .............................................................
Federal Home Loan Bank, CLB
  9/16/1997,
  5.33%, 3/16/1999 #                   400,000        397,076
-------------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.1%
 .............................................................
Government National Mortgage
  Association,
  103695, 11.50%, 9/15/1998              9,321          9,498
-------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.3%
 .............................................................
Federal National Mortgage
  Association,
  1993-97 L (IO), 7.50%,
    5/25/2023                          632,105         59,786
-------------------------------------------------------------
Total government agency mortgage-
  backed securities
  (cost $3,785,291)                                 3,827,375
-------------------------------------------------------------

      NON-AGENCY MORTGAGE-          Principal
   BACKED SECURITIES -- 16.2%         Amount         Value
-------------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.0%
 .............................................................
BHN II Mortgage Trust (Acquired
  4/30/97, cost $491,514), 1997-1
  A1, 7.1375%, 3/25/2011 # r        $  491,514    $   491,904
 .............................................................
World Omni Wholesale Master
  Trust, 1996-2 B,
  5.9575%, 10/25/2001 #              1,250,000      1,250,000
 ..............................................     ----------
                                                    1,741,904
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.2%
 .............................................................
Citicorp Mortgage Securities,
  Inc.:
  1990-D A1, 9.50%, 10/25/2005         175,914        183,012
  1991-7 M, 8.75%, 5/25/2021            27,241         27,485
 .............................................................
GE Capital Mortgage Services,
  Inc., 1997-5 A7, 7.50%,
  6/25/2027                            417,236        415,802
 .............................................................
Prudential Home Mortgage
  Securities, Inc., 1993-1 A1,
  7.50%, 2/25/2023                     193,344        194,448
 .............................................................
Residential Asset Securitization
  Trust,
  1996-A10 A1,
  7.50%, 11/25/2011                    319,842        321,447
 .............................................................
Structured Mortgage Asset
  Residential Trust, 1992-11B BH,
  7.80%, 8/25/2021                     145,915        147,375
 .............................................................
Walsh Acceptance (Acquired
  3/06/97, cost $475,681)
  1997-2 A, 6.75%, 3/01/2027# r        471,994        475,392
 ..............................................     ----------
                                                    1,764,961
-------------------------------------------------------------
Total non-agency mortgage-backed
  securities
  (cost $3,498,370)                                 3,506,865
-------------------------------------------------------------
    PREFERRED STOCKS -- 1.1%          Shares
-------------------------------------------------------------
Kenwood Properties, Inc.,
  (Acquired 4/18/97, Cost
    $248,017) r                            250        245,658
-------------------------------------------------------------
Total preferred stock
  (cost $248,017)                                     245,658
-------------------------------------------------------------

Schedule of Investments -- June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

         U.S. TREASURY             Principal
      OBLIGATIONS -- 3.2%            Amount         Value
------------------------------------------------------------
U.S. Treasury Notes:
  5.625%, 1/31/1998                $  600,000    $   600,001
  5.875%, 8/15/1998                   100,000        100,000
 .............................................     ----------
Total U.S. Treasury obligations                      700,001
  (cost $697,556)
------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.5%
------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 4.6%
 ............................................................
Structured Product Asset Return
  Certificate Trust,
  5.8375%, 7/28/1997                1,000,000      1,000,000
------------------------------------------------------------
DISCOUNT NOTES -- 10.3%
 ............................................................
Conagra Inc.,
  5.75%, 7/16/1997                    250,000        249,401
 ............................................................
HD Real Estate 4(2),
  5.55%, 7/07/1997                  1,000,000        999,075
 ............................................................
Lockheed Martin Corporation,
  5.82%, 7/01/1997                  1,000,000      1,000,000
 .............................................     ----------
                                                   2,248,476
------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 0.6%
 ............................................................
Pitney Bowes, Inc., 5.2551%           121,149        121,149
------------------------------------------------------------
Total short-term investments
  (cost $3,369,625)                                3,369,625
------------------------------------------------------------
Total investments -- 93.5%
  (cost $20,255,406)                              20,314,793
 ............................................................
Other assets in excess of
  liabilities -- 6.5%                              1,401,975
 .............................................     ----------
                                                 $21,716,768
Total net assets -- 100.0%
------------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1997.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1997.

IO -- Interest Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

4(2) -- Restricted securities requiring resale to institutional investors.

Financial Statements -- June 30, 1997
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                             EQUITY
                                                             INCOME       MID-CAP        SMALL
                                                              FUND          FUND       CAP FUND
                                                          ---------------------------------------
ASSETS:
  Investments, at value*................................  $192,384,784   $1,977,449   $27,169,291
  Foreign currency**....................................            --           --            --
  Cash..................................................     2,907,362           --            --
  Dividends and interest receivable.....................       459,357        2,609        40,251
  Receivable from Advisor...............................            --           --            --
  Receivable for investments sold.......................       108,657           --       217,180
  Receivable for Fund shares sold.......................       135,260           --       132,241
  Prepaid expenses......................................        14,538       26,351         7,765
                                                          ------------   ----------   -----------
       Total assets.....................................   196,009,958    2,006,409    27,566,728
                                                          ------------   ----------   -----------
LIABILITIES:
  Payable to Advisor....................................       120,244        4,168         5,727
  Payable for investments purchased.....................       206,390           --            --
  Payable for Fund shares repurchased...................     9,687,256           --         3,098
  Dividends payable.....................................            31           --            --
  Accrued expenses and other liabilities................       122,225       15,044        27,702
                                                          ------------   ----------   -----------
       Total liabilities................................    10,136,146       19,212        36,527
                                                          ------------   ----------   -----------
       Net assets.......................................  $185,873,812   $1,987,197   $27,530,201
                                                          ============   ==========   ===========
NET ASSETS CONSIST OF:
  Paid in capital.......................................  $125,042,434   $1,785,070   $21,211,571
  Undistributed net investment income (loss)............        88,433        1,700        18,227
  Undistributed net realized gain (loss) on securities
     and foreign currency transactions..................    21,804,142        6,231     1,452,968
  Net unrealized appreciation of securities and
     foreign currency...................................    38,938,803      194,196     4,847,435
                                                          ------------   ----------   -----------
       Net assets.......................................  $185,873,812   $1,987,197   $27,530,201
                                                          ============   ==========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of
     no par value authorized)...........................     8,749,053      170,600     1,155,117
  Net asset value per share (offering and redemption
     price).............................................  $      21.25   $    11.65   $     23.83
                                                          ============   ==========   ===========
 *Cost of Investments...................................  $153,445,981   $1,783,253   $22,321,856
                                                          ============   ==========   ===========
**Cost of Foreign Currency..............................            --           --            --
                                                          ============   ==========   ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                                     BALANCED        TOTAL          LOW        SHORT-TERM
    INTERNATIONAL      GLOBAL         INCOME      RETURN BOND     DURATION     INVESTMENT
        FUND         EQUITY FUND       FUND          FUND           FUND          FUND
    --------------------------------------------------------------------------------------
     $889,786,979    $3,475,833     $89,984,176   $14,118,011   $162,500,350   $20,314,793
       15,024,496        55,045              --            --             --            --
        6,947,320       119,647              --       105,799         76,411        77,266
        6,160,160        30,948         679,609       155,145      1,555,860       185,929
               --            --              --        38,540             --        15,943
               --         6,180       3,746,241           123      8,081,585     1,221,587
        2,292,118       150,000             650            --        114,400        24,750
           25,144        26,351          10,313         7,942         10,825         9,381
     ------------    ----------     -----------   -----------   ------------   -----------
      920,236,217     3,864,004      94,420,989    14,425,560    172,339,431    21,849,649
     ------------    ----------     -----------   -----------   ------------   -----------
          346,479         9,571          55,678            --         51,391            --
       30,072,856       110,115       4,031,897            --             --            --
          330,918            --              --            --         42,745             5
              472            --              --        92,956        932,482       106,235
          957,047        14,722         174,900        25,491         98,782        26,641
     ------------    ----------     -----------   -----------   ------------   -----------
       31,707,772       134,408       4,262,475       118,447      1,125,400       132,881
     ------------    ----------     -----------   -----------   ------------   -----------
     $888,528,445    $3,729,596     $90,158,514   $14,307,113   $171,214,031   $21,716,768
     ============    ==========     ===========   ===========   ============   ===========
     $768,116,972    $3,407,376     $79,125,333   $13,881,097   $168,510,945   $21,789,027
          (14,889)         (452)         50,696       105,919        446,351        (6,818)
       (2,141,548)       22,433       4,105,652       (75,931)       722,597      (124,828)
      122,567,910       300,239       6,876,833       396,028      1,534,138        59,387
     ------------    ----------     -----------   -----------   ------------   -----------
     $888,528,445    $3,729,596     $90,158,514   $14,307,113   $171,214,031   $21,716,768
     ============    ==========     ===========   ===========   ============   ===========
       36,754,324       336,191       4,651,745     1,097,438     16,738,345     2,140,042
     $      24.17    $    11.09     $     19.38   $     13.04   $      10.23   $     10.15
     ============    ==========     ===========   ===========   ============   ===========
     $767,297,845    $3,176,072     $83,107,343   $13,721,983   $160,966,212   $20,255,406
     ============    ==========     ===========   ===========   ============   ===========
     $ 15,053,316    $   55,071              --            --             --            --
     ============    ==========     ===========   ===========   ============   ===========

                       See Notes to Financial Statements

Financial Statements -- Year Ended June 30, 1997 (except as noted)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)

                                                            EQUITY                     SMALL
                                                            INCOME       MID-CAP        CAP
                                                             FUND         FUND**        FUND
                                                          -------------------------------------
INVESTMENT INCOME
  Income*
     Dividends..........................................  $ 6,150,497    $ 17,578    $  157,723
     Interest...........................................      202,417       1,778        43,373
                                                          -----------    --------    ----------
          Total income..................................    6,352,914      19,356       201,096
                                                          -----------    --------    ----------
  Expenses
     Advisory fee.......................................    1,411,861       5,049       137,271
     Legal and auditing fees............................       40,149         550         8,987
     Custodian fees and expenses........................       40,563       6,107         7,829
     Accounting and transfer agent fees and expenses....       51,151      18,441        33,700
     Administration fee.................................       59,557         265         6,485
     Trustees' fees and expenses........................       13,108       6,000        13,437
     Reports to shareholders............................       15,456          --         4,106
     Registration fees..................................       20,509      17,202        22,977
     Other expenses.....................................        2,977       1,999         2,594
                                                          -----------    --------    ----------
          Total expenses................................    1,655,331      55,613       237,386
     Less, expense reimbursement........................           --     (48,881)      (54,357)
                                                          -----------    --------    ----------
          Net expenses..................................    1,655,331       6,732       183,029
                                                          -----------    --------    ----------
  Net investment income.................................    4,697,583      12,624        18,067
                                                          -----------    --------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on securities and foreign
       currency transactions............................   34,935,223       6,232     1,503,738
     Net change in unrealized appreciation
       (depreciation) of securities and foreign
       currency.........................................    4,211,108     194,196     3,726,110
                                                          -----------    --------    ----------
  Net gain (loss) on investments........................   39,146,331     200,428     5,229,848
                                                          -----------    --------    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............  $43,843,914    $213,052    $5,247,915
                                                          ===========    ========    ==========

*Net of Foreign Taxes Withheld..........................  $    37,188    $    403    $       --
                                                          ===========    ========    ==========
**Six months ended June 30, 1997.

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                     GLOBAL     BALANCED        TOTAL          LOW       SHORT-TERM
    INTERNATIONAL    EQUITY      INCOME      RETURN BOND    DURATION     INVESTMENT
        FUND         FUND**       FUND          FUND          FUND          FUND
    --------------------------------------------------------------------------------
     $ 17,714,989   $ 54,441   $ 1,117,942   $   39,597    $   118,793   $    3,052
        2,300,188      5,130     3,197,223    2,106,796     11,423,589    1,142,906
     ------------   --------   -----------   ----------    -----------   ----------
       20,015,177     59,571     4,315,165    2,146,393     11,542,382    1,145,958
     ------------   --------   -----------   ----------    -----------   ----------
        4,086,051      9,920       562,261      153,519        767,825       72,568
          130,073        750        18,432       10,926         43,631        7,369
          917,624        950        26,451        9,350         45,235        9,094
          230,515     21,163        47,236       37,805        104,491       39,988
          194,177        517        25,312       18,447         58,935        6,363
           13,884      6,000        13,884       13,870         13,892       13,870
          206,902         --        12,084          985         26,728        1,240
           69,977     17,268        26,942       18,771         37,911       23,077
            5,554      2,008         1,726          882          4,364        2,024
     ------------   --------   -----------   ----------    -----------   ----------
        5,854,757     58,576       734,328      264,555      1,103,012      175,593
         (391,595)   (45,349)           --      (83,124)      (134,885)     (88,511)
     ------------   --------   -----------   ----------    -----------   ----------
        5,463,162     13,227       734,328      181,431        968,127       87,082
     ------------   --------   -----------   ----------    -----------   ----------
       14,552,015     46,344     3,580,837    1,964,962     10,574,255    1,058,876
     ------------   --------   -----------   ----------    -----------   ----------
          953,040     21,267     4,518,798      (42,063)     1,057,714      (46,704)
      105,727,351    300,239     3,306,702      978,811        764,193       (5,502)
     ------------   --------   -----------   ----------    -----------   ----------
      106,680,391    321,506     7,825,500      936,748      1,821,907      (52,206)
     ------------   --------   -----------   ----------    -----------   ----------
     $121,232,406   $367,850   $11,406,337   $2,901,710    $12,396,162   $1,006,670
     ============   ========   ===========   ==========    ===========   ==========

     $  2,209,857   $  6,306   $    11,972   $       --    $        --   $       --
     ============   ========   ===========   ==========    ===========   ==========

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                           EQUITY INCOME FUND
                                                                   -----------------------------------
                                                                    Year Ended            Year Ended
                                                                   June 30, 1997         June 30, 1996
                                                                   -----------------------------------
                                                                    (unaudited)
OPERATIONS:
     Net investment income..................................       $  4,697,583          $  4,217,031
     Net realized gain on securities and foreign currency
       transactions.........................................         34,935,223             6,697,177
     Net change in unrealized appreciation (depreciation)
       of securities and foreign currency...................          4,211,108            17,517,007
                                                                   ------------          ------------
          Net increase in net assets resulting from
            operations......................................         43,843,914            28,431,215
                                                                   ------------          ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................         (4,609,150)           (5,190,178)
     Net realized gain on securities transactions...........        (18,088,501)           (9,231,395)
                                                                   ------------          ------------
          Total dividends and distributions.................        (22,697,651)          (14,421,573)
                                                                   ------------          ------------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................         42,695,225            71,541,636
     Shares issued in connection with payment of dividends
       and distributions....................................         21,727,110            13,515,453
     Cost of shares redeemed................................        (82,232,891)          (43,625,015)
                                                                   ------------          ------------
          Net increase (decrease) in net assets from Fund
            share transactions..............................        (17,810,556)           41,432,074
                                                                   ------------          ------------
Total increase (decrease) in net assets.....................          3,335,707            55,441,716
NET ASSETS:
     Beginning of period....................................        182,538,105           127,096,389
                                                                   ------------          ------------
     End of period*.........................................       $185,873,812          $182,538,105
                                                                   ============          ============
*Including undistributed net investment income (loss) of:          $     88,433          $         --
                                                                   ============          ============
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................          2,183,683             3,846,201
     Shares issued in connection with payment of dividends
       and distributions....................................          1,142,942               743,944
     Shares redeemed........................................         (4,228,482)           (2,311,587)
                                                                   ------------          ------------
          Net increase (decrease)...........................           (901,857)            2,278,558
                                                                   ============          ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

      MID-CAP FUND            SMALL CAP FUND                INTERNATIONAL FUND         GLOBAL EQUITY FUND
    ----------------   -----------------------------   -----------------------------   -------------------
    Six Months Ended    Year Ended      Year Ended      Year Ended      Year Ended      Six Months Ended
     June 30, 1997     June 30, 1997   June 30, 1996   June 30, 1997   June 30, 1996      June 30, 1997
    ----------------   -----------------------------   -----------------------------   -------------------
      (unaudited)       (unaudited)                     (unaudited)                        (unaudited)
       $   12,624      $     18,067    $     51,304    $  14,552,015   $  4,130,521        $   46,344
            6,232         1,503,738       3,242,921          953,040      1,311,404            21,267
          194,196         3,726,110      (1,035,528)     105,727,351     14,489,301           300,239
       ----------      ------------    ------------    -------------   ------------        ----------
          213,052         5,247,915       2,258,697      121,232,406     19,931,226           367,850
       ----------      ------------    ------------    -------------   ------------        ----------
          (10,925)          (56,310)             --      (15,060,247)    (3,924,997)          (45,630)
               --        (2,033,874)     (3,229,051)      (3,759,354)      (911,877)               --
       ----------      ------------    ------------    -------------   ------------        ----------
          (10,925)       (2,090,184)     (3,229,051)     (18,819,601)    (4,836,874)          (45,630)
       ----------      ------------    ------------    -------------   ------------        ----------
        2,380,798        21,595,726       9,973,586      655,854,799    324,232,058         3,368,545
           10,844         1,901,255       2,737,936       17,244,335      4,533,313            44,743
         (606,572)      (15,605,197)    (15,737,773)    (217,976,937)   (64,341,082)           (5,912)
       ----------      ------------    ------------    -------------   ------------        ----------
        1,785,070         7,891,784      (3,026,251)     455,122,197    264,424,289         3,407,376
       ----------      ------------    ------------    -------------   ------------        ----------
        1,987,197        11,049,515      (3,996,605)     557,535,002    279,518,641         3,579,596
               --        16,480,686      20,477,291      330,993,443     51,474,802                --
       ----------      ------------    ------------    -------------   ------------        ----------
       $1,987,197      $ 27,530,201    $ 16,480,686    $ 888,528,445   $330,993,443        $3,729,596
       ==========      ============    ============    =============   ============        ==========
       $    1,700      $     18,227    $     56,471    $     (14,889)  $    503,115        $     (452)
       ==========      ============    ============    =============   ============        ==========
          226,865           998,558         444,190       29,673,741     16,283,849           332,759
              942            97,400         137,516          739,904        227,114             4,002
          (57,207)         (713,459)       (760,129)      (9,851,367)    (3,226,302)             (571)
       ----------      ------------    ------------    -------------   ------------        ----------
          170,600           382,499        (178,423)      20,562,278     13,284,661           336,190
       ==========      ============    ============    =============   ============        ==========

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                          BALANCED INCOME FUND
                                                                   -----------------------------------
                                                                    Year Ended            Year Ended
                                                                   June 30, 1997         June 30, 1996
                                                                   -----------------------------------
                                                                    (unaudited)
OPERATIONS:
     Net investment income..................................       $  3,580,837          $  2,647,524
     Net realized gain (loss) on securities transactions....          4,518,798             2,948,927
     Net change in unrealized appreciation (depreciation) of
       securities...........................................          3,306,702               587,322
                                                                   ------------          ------------
          Net increase in net assets resulting from
            operations......................................         11,406,337             6,183,773
                                                                   ------------          ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................         (3,999,551)           (2,554,681)
     Net realized gain on securities transactions...........         (2,410,169)              (55,137)
     Return of capital......................................                 --                    --
                                                                   ------------          ------------
          Total dividends and distributions.................         (6,409,720)           (2,609,818)
                                                                   ------------          ------------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................         39,290,919            43,038,215
     Shares issued in connection with payment of dividends
       and distributions....................................          6,071,836             2,406,463
     Cost of shares redeemed................................        (30,799,051)          (10,483,447)
                                                                   ------------          ------------
          Net increase (decrease) in net assets from Fund
            share transactions..............................         14,563,704            34,961,231
                                                                   ------------          ------------
Total increase (decrease) in net assets.....................         19,560,321            38,535,186
NET ASSETS:
     Beginning of period....................................         70,598,193            32,063,007
                                                                   ------------          ------------
     End of period*.........................................       $ 90,158,514          $ 70,598,193
                                                                   ============          ============
*Including undistributed net investment income of:                 $     50,696          $     80,910
                                                                   ============          ============
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................          2,119,226             2,395,366
     Shares issued in connection with payment of dividends
       and distributions....................................            325,867               134,345
     Shares redeemed........................................         (1,658,360)             (580,252)
                                                                   ------------          ------------
          Net increase (decrease)...........................            786,733             1,949,459
                                                                   ============          ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

       TOTAL RETURN BOND FUND                LOW DURATION FUND             SHORT-TERM INVESTMENT FUND
    -----------------------------      -----------------------------      -----------------------------
     Year Ended      Year Ended         Year Ended      Year Ended         Year Ended      Year Ended
    June 30, 1997   June 30, 1996      June 30, 1997   June 30, 1996      June 30, 1997   June 30, 1996
    -----------------------------      -----------------------------      -----------------------------
     (unaudited)                        (unaudited)                        (unaudited)
    $  1,964,962     $ 2,033,756       $ 10,574,255    $  11,380,643      $  1,058,876    $  1,157,444
         (42,063)        386,435          1,057,714          302,726           (46,704)         17,041
         978,811      (1,233,325)           764,193         (603,922)           (5,502)         72,725
    ------------     -----------       ------------    -------------      ------------    ------------
       2,901,710       1,186,866         12,396,162       11,079,447         1,006,670       1,247,210
    ------------     -----------       ------------    -------------      ------------    ------------
      (1,964,962)     (2,033,756)       (10,574,255)     (11,385,745)       (1,058,876)     (1,150,687)
        (241,973)       (239,612)          (176,195)        (680,292)               --              --
              --              --                 --               --                --          (6,473)
    ------------     -----------       ------------    -------------      ------------    ------------
      (2,206,935)     (2,273,368)       (10,750,450)     (12,066,037)       (1,058,876)     (1,157,160)
    ------------     -----------       ------------    -------------      ------------    ------------
      14,661,662      31,603,393        191,220,600      187,622,316        39,041,151      14,567,153
       1,802,150       1,813,318         10,052,581       10,272,786           570,013         634,339
     (46,271,666)     (4,198,498)      (220,866,044)    (131,067,667)      (36,567,972)    (16,377,951)
    ------------     -----------       ------------    -------------      ------------    ------------
     (29,807,854)     29,218,213        (19,592,863)      66,827,435         3,043,192      (1,176,459)
    ------------     -----------       ------------    -------------      ------------    ------------
     (29,113,079)     28,131,711        (17,947,151)      65,840,845         2,990,986      (1,086,409)
      43,420,192      15,288,481        189,161,182      123,320,337        18,725,782      19,812,191
    ------------     -----------       ------------    -------------      ------------    ------------
    $ 14,307,113     $43,420,192       $171,214,031    $ 189,161,182      $ 21,716,768    $ 18,725,782
    ============     ===========       ============    =============      ============    ============
    $    105,919     $    79,541       $    446,351    $     290,152      $     (6,818)   $         --
    ============     ===========       ============    =============      ============    ============
       1,130,467       2,396,355         18,787,386       18,411,897         3,847,758       1,435,371
         139,510         138,416            990,060        1,008,556            56,209          62,521
      (3,568,847)       (319,560)       (21,739,355)     (12,866,489)       (3,605,096)     (1,613,876)
    ------------     -----------       ------------    -------------      ------------    ------------
      (2,298,870)      2,215,211         (1,961,909)       6,553,964           298,871        (115,984)
    ============     ===========       ============    =============      ============    ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
June 30, 1997

NOTE 1.

ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of ten series of shares comprising the Balanced Income Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund, the Mid-Cap Fund, the Global Equity Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements exclude financial information for the Equity Fund for Insurance Companies; financial statements for that Fund are reported on separately. Investment operations of the Funds began on August 13, 1985 (the Balanced Income
Fund), September 20, 1985 (the Small Cap Fund), June 24, 1987 (the Equity Income
Fund), October 1, 1990 (the International Fund), January 29, 1993 (the Equity Fund for Insurance Companies), May 18, 1993 (the Low Duration Fund and the Short-Term Investment Fund), December 6, 1994 (the Total Return Bond Fund), and January 1, 1997 (the Mid-Cap Fund and the Global Equity Fund).

The Balanced Income Fund seeks to preserve capital while producing a high total return. The Small Cap Fund seeks capital appreciation. The Equity Income Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The International Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Total Return Bond Fund seeks to maximize long-term total return. The Low Duration Fund seeks to maximize total return, consistent with preservation of capital. The Short-Term Investment Fund seeks to maximize total return, consistent with preservation of capital. The Mid-Cap Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Global Equity Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or the NASDAQ National Market System ("System") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or such System. Unlisted securities that are not included in such System are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable or an appropriate matrix

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
June 30, 1997

utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with banks or broker-dealers that meet credit guidelines established by the Board of Trustees. In connection with transactions in repurchase agreements, it is the Funds' policy that the custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. For the International Fund and the Global Equity Fund, foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The International Fund and the Global Equity Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the International Fund and the Global Equity Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates from the fluctuations arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The International Fund and the Global Equity Fund utilize forward currency exchange contracts for the purpose of hedging foreign currency risk on unsettled trades. Under these contracts, they are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute investment company net taxable income and net capital gains to

--------------------------------------------------------------------------------

shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

RESTRICTED SECURITIES: The Balanced Income, Total Return, Low Duration and Short-Term Investment Funds own investment securities which are unregistered and thus restricted as to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities require registration under the Securities Act of 1933 the Funds have the right to include its securities in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.

INVESTMENT ADVISORY AGREEMENT. Each Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the period ended June 30, 1997, the Advisor waived the following fees:

                          Equity Income    Mid-Cap    Small Cap    International    Global Equity     Balanced
                              Fund          Fund        Fund           Fund             Fund         Income Fund
                          --------------------------------------------------------------------------------------
ANNUAL ADVISORY RATE....    0.75%           0.75%      0.75%         0.75%            0.75%            0.75%
ANNUAL CAP ON
  EXPENSES..............    1.00%           1.00%      1.00%         1.00%            1.00%            1.00%
FEES WAIVED.............     $0            $48,881    $54,357       $391,595         $45,349            $0

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
June 30, 1997

                                                    Total Return       Low Duration         Short-Term
                                                     Bond Fund             Fund           Investment Fund
                                                    -----------------------------------------------------
ANNUAL ADVISORY RATE............................      0.55%              0.46%               0.40%
ANNUAL CAP ON EXPENSES..........................      0.65%              0.58%               0.48%
FEES WAIVED.....................................     $83,124            $134,885            $88,511

NOTE 3.

SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the period ended June 30, 1997 were as follows:

                                          Purchases                                  Sales
                              ----------------------------------       ----------------------------------
Fund                          U.S. Government          Other           U.S. Government          Other
---------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND.........              --         $ 80,039,960                  --         $120,769,051
MID-CAP FUND...............              --            1,946,560                  --              271,957
SMALL CAP FUND.............              --           20,260,380                  --           15,651,230
INTERNATIONAL FUND.........              --          497,829,831                  --           91,711,214
GLOBAL EQUITY FUND.........              --            3,573,904                  --              420,265
BALANCED INCOME FUND.......    $ 39,786,952           53,582,315        $ 33,436,179           50,004,667
TOTAL RETURN BOND FUND.....      19,224,314           24,457,221          28,453,768           43,565,459
LOW DURATION FUND..........     112,501,163          181,582,055         112,816,251          206,492,057
SHORT-TERM INVESTMENT
  FUND.....................       4,678,298           16,653,190           6,088,137           12,729,307

As of June 30, 1997, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                         Appreciated        Depreciated
Fund                                              Net Appreciation        Securities         Securities
--------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND............................      $ 38,887,880         $ 41,872,813       $ (2,984,933)
MID-CAP FUND..................................           194,196              221,325            (27,129)
SMALL CAP FUND................................         4,818,533            5,496,083           (677,550)
INTERNATIONAL FUND............................       122,489,134          141,658,804        (19,169,670)
GLOBAL EQUITY FUND............................           286,718              370,948            (84,230)
BALANCED INCOME FUND..........................         6,876,833            7,480,292           (603,459)
TOTAL RETURN BOND FUND........................           396,028              445,027            (48,999)
LOW DURATION FUND.............................         1,531,976            1,752,750           (220,774)
SHORT-TERM INVESTMENT FUND....................            59,387               72,553            (13,166)

--------------------------------------------------------------------------------

At June 30, 1997, the cost of investments for federal income tax purposes was $153,496,904, $1,783,253, $22,350,757, $767,297,845, $3,244,159, $83,107,343,
$13,721,983, $160,968,374 and $20,255,406 for the Equity Income, Mid-Cap, Small
Cap, International, Global Equity, Balanced Income, Total Return Bond, Low Duration and Short-Term Investment Funds, respectively.

At June 30, 1997, the International and Short-Term Investment Funds realized, on a tax basis, post-October losses of $1,438,172 and $1,379, respectively. Such amounts may be used to offset future capital gains.

At June 30, 1997, the Short-Term Investment Fund had accumulated net realized capital loss carryovers of $19,570 expiring in 2003, $63,545 expiring in 2004 and $40,334 expiring in 2005. To the extent the Short-Term Investment Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

Financial Highlights
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                                                       Year Ended June 30,
                                                   -----------------------------------------------------------
                                                      1997           1996        1995        1994        1993
                                                   -----------------------------------------------------------
                                                   (unaudited)
Net Asset Value, Beginning of Year.............      $18.91         $17.24      $15.07      $15.50      $14.51
                                                     ------         ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income.....................        0.49           0.45(1)     0.49        0.46        0.44
     Net realized and unrealized gain on
       investments.............................        4.15           2.89        2.48        0.10        1.21
                                                     ------         ------      ------      ------      ------
     Total from investment operations..........        4.64           3.34        2.97        0.56        1.65
                                                     ------         ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment income)....       (0.48)         (0.57)      (0.44)      (0.46)      (0.43)
     Distributions (from realized gains).......       (1.82)         (1.10)      (0.36)      (0.53)      (0.23)
                                                     ------         ------      ------      ------      ------
     Total distributions.......................       (2.30)         (1.67)      (0.80)      (0.99)      (0.66)
                                                     ------         ------      ------      ------      ------
Net Asset Value, End of Year...................      $21.25         $18.91      $17.24      $15.07      $15.50
                                                     ======         ======      ======      ======      ======
Total return...................................       26.15%         20.04%      20.49%       3.40%      11.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...........      $185.9         $182.5      $127.1       $87.2       $86.7
Ratio of expenses to average net assets:
     Before expense reimbursement..............        0.88%          0.98%       1.02%       1.05%       1.02%
     After expense reimbursement...............        0.88%          0.98%       1.00%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement..............        2.49%          2.56%       3.11%       2.85%       2.97%
     After expense reimbursement...............        2.49%          2.56%       3.14%       2.90%       2.99%
Portfolio turnover rate........................          44%            24%         50%         36%         25%
Average commission rate per share..............     $0.0472            N/A         N/A         N/A         N/A

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
MID-CAP FUND

                                                             January 1, 1997*
                                                                 through
                                                              June 30, 1997
                                                             ----------------
                                                               (unaudited)
Net Asset Value, Beginning of Period........................      $10.00
                                                                --------
  Income from Investment Operations:
     Net investment income..................................        0.07
     Net realized and unrealized gain on investments........        1.64
                                                                --------
     Total from investment operations.......................        1.71
                                                                --------
  Less Distributions:
     Dividends (from net investment income).................       (0.06)
     Distributions (from realized gains)....................          --
                                                                --------
     Total distributions....................................       (0.06)
                                                                --------
Net Asset Value, End of Period..............................      $11.65
                                                                ========
RATIOS/SUPPLEMENTAL DATA:
Total return................................................       17.15 %
Net assets, end of period (millions)........................        $2.0
Ratio of expenses to average net assets:
     Before expense reimbursement...........................        8.26 %+
     After expense reimbursement............................        1.00 %+
Ratio of net investment income to average net assets:
     Before expense reimbursement...........................       (5.39)%+
     After expense reimbursement............................        1.87 %+
Portfolio turnover rate.....................................          23 %
Average commission rate per share...........................     $0.0330

*  Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+  Annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SMALL CAP FUND

                                                                    Year Ended June 30,
                                                  --------------------------------------------------------
                                                     1997        1996        1995        1994        1993
                                                  --------------------------------------------------------
                                                  (unaudited)
Net Asset Value, Beginning of Year..............    $ 21.33     $21.53      $19.53      $19.88      $18.10
                                                    -------     ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income (loss)...............       0.03       0.05(1)    (0.06)      (0.01)       0.27
     Net realized and unrealized gain on
       investments..............................       5.62       2.80        2.84        0.78        3.18
                                                    -------     ------      ------      ------      ------
     Total from investment operations...........       5.65       2.85        2.78        0.77        3.45
                                                    -------     ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment income).....      (0.09)        --          --       (0.20)      (0.04)
     Distributions (from realized gains)........      (3.06)     (3.05)      (0.78)      (0.92)      (1.63)
                                                    -------     ------      ------      ------      ------
     Total distributions........................      (3.15)     (3.05)      (0.78)      (1.12)      (1.67)
                                                    -------     ------      ------      ------      ------
Net Asset Value, End of Year....................    $ 23.83     $21.33      $21.53      $19.53      $19.88
                                                    =======     ======      ======      ======      ======
Total return....................................      29.74%     14.24%      14.79%       3.77%      19.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)............       $27.5     $16.5       $20.5       $13.1       $10.8
Ratio of expenses to average net assets:
     Before expense reimbursement...............       1.30%      1.21%       1.49%       1.65%       1.40%
     After expense reimbursement................       1.00%      1.00%       1.00%       1.00%       1.00%
Ratio of net investment income (loss) to average
  net assets:
     Before expense reimbursement...............      (0.20)%     0.03%      (0.82)%     (0.71)%      1.03%
     After expense reimbursement................       0.10%      0.24%      (0.34)%     (0.06)%      1.42%
Portfolio turnover rate.........................         88%       119%         81%         44%         20%
Average commission rate per share...............    $0.0460        N/A         N/A         N/A         N/A

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                                                         Year Ended June 30,
                                                     -----------------------------------------------------------
                                                        1997           1996        1995        1994        1993
                                                     -----------------------------------------------------------
                                                     (unaudited)
Net Asset Value, Beginning of Year.............          $ 20.44      $17.70      $16.79      $14.63      $13.97
                                                         -------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income.....................             0.59(1)     0.56(1)     0.28        0.26        0.23
     Net realized and unrealized gain on
       investments.............................             3.78        2.51        1.52        2.19        0.74
                                                         -------      ------      ------      ------      ------
     Total from investment operations..........             4.37        3.07        1.80        2.45        0.97
                                                         -------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment income)....            (0.48)      (0.14)      (0.44)      (0.14)         --
     Distributions (from realized gains).......            (0.16)      (0.19)      (0.45)      (0.15)      (0.31)
                                                         -------      ------      ------      ------      ------
     Total distributions.......................            (0.64)      (0.33)      (0.89)      (0.29)      (0.31)
                                                         -------      ------      ------      ------      ------
Net Asset Value, End of Year...................          $ 24.17      $20.44      $17.70      $16.79      $14.63
                                                         =======      ======      ======      ======      ======
Total return...................................            21.59%      18.61%      11.08%      16.71%       7.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...........           $888.5      $331.0       $51.5       $26.0        $6.6
Ratio of expenses to average net assets:
     Before expense reimbursement..............             1.07%       1.11%       1.39%       1.61%       2.44%
     After expense reimbursement...............             1.00%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement..............             2.59%       2.67%       2.45%       2.01%       1.14%
     After expense reimbursement...............             2.66%       2.78%       2.83%       2.62%       2.58%
Portfolio turnover rate........................               18%         12%         24%         23%         24%
Average commission rate per share..............          $0.0147         N/A         N/A         N/A         N/A

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                                             January 1, 1997*
                                                                 through
                                                              June 30, 1997
                                                             ----------------
                                                               (unaudited)
Net Asset Value, Beginning of Period........................      $10.00
                                                                 -------
  Income from Investment Operations:
     Net investment income..................................        0.14
     Net realized and unrealized gain on investments........        1.09
                                                                 -------
     Total from investment operations.......................        1.23
                                                                 -------
  Less Distributions:
     Dividends (from net investment income).................       (0.14)
     Distributions (from realized gains)....................          --
                                                                 -------
     Total distributions....................................       (0.14)
                                                                 -------
Net Asset Value, End of Period..............................      $11.09
                                                                 =======
Total return................................................       12.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................        $3.7
Ratio of expenses to average net assets:
     Before expense reimbursement...........................        4.43%+
     After expense reimbursement............................        1.00%+
Ratio of net investment income to average net assets:
     Before expense reimbursement...........................        0.07%+
     After expense reimbursement............................        3.50%+
Portfolio turnover rate.....................................          18%
Average commission rate per share...........................     $0.0144

* Commencement of operations.

+ Annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                                                                     Year Ended June 30,
                                                 ------------------------------------------------------------
                                                     1997           1996        1995        1994        1993
                                                 ------------------------------------------------------------
                                                 (unaudited)
Net Asset Value, Beginning of Period..........     $ 18.27         $16.74      $15.71      $16.69      $16.35
                                                   -------         ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income....................        0.98           0.94        0.89        0.89        0.77
     Net realized and unrealized gain (loss)
       on investments.........................        1.78           1.53        1.53       (0.27)       0.82
                                                   -------         ------      ------      ------      ------
     Total from investment operations.........        2.76           2.47        2.42        0.62        1.59
                                                   -------         ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment income)...       (0.99)         (0.92)      (0.80)      (0.94)      (0.74)
     Distributions (from realized gains)......       (0.66)         (0.02)      (0.57)      (0.66)      (0.51)
     Return of capital........................          --             --       (0.02)         --          --
                                                   -------         ------      ------      ------      ------
     Total distributions......................       (1.65)         (0.94)      (1.39)      (1.60)      (1.25)
                                                   -------         ------      ------      ------      ------
Net Asset Value, End of Period................     $ 19.38         $18.27      $16.74      $15.71      $16.69
                                                   =======         ======      ======      ======      ======
Total return..................................       15.75%         15.04%      16.40%       3.60%      10.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)..........       $90.2          $70.6       $32.1       $36.0       $30.3
Ratio of expenses to average net assets:
     Before expense reimbursement.............        0.98%          1.06%       1.19%       1.20%       1.15%
     After expense reimbursement..............        0.98%          1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement.............        4.77%          5.20%       5.44%       5.04%       4.62%
     After expense reimbursement..............        4.77%          5.26%       5.63%       5.24%       4.77%
Portfolio turnover rate.......................         117%            92%         51%         97%        155%
Average commission rate per share.............     $0.0392            N/A         N/A         N/A         N/A

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                              Year Ended June 30,        December 6, 1994*
                                                            -----------------------           through
                                                               1997           1996         June 30, 1995
                                                            -----------------------------------------------
                                                            (unaudited)
Net Asset Value, Beginning of Period.......................   $12.78         $12.94            $12.00
                                                              ------         ------          --------
  Income from Investment Operations:
     Net investment income.................................     0.97(1)        0.84(1)           0.46
     Net realized and unrealized gain on investments.......     0.32           0.06              0.94
                                                              ------         ------          --------
     Total from investment operations......................     1.29           0.90              1.40
                                                              ------         ------          --------
  Less Distributions:
     Dividends (from net investment income)................    (0.92)         (0.93)            (0.46)
     Distributions (from realized gains)...................    (0.11)         (0.13)               --
                                                              ------         ------          --------
     Total distributions...................................    (1.03)         (1.06)            (0.46)
                                                              ------         ------          --------
Net Asset Value, End of Period.............................   $13.04         $12.78            $12.94
                                                              ======         ======          ========
Total return...............................................    10.48%          7.05%            11.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).......................    $14.3         $ 43.4             $15.3
Ratio of expenses to average net assets:
     Before expense reimbursement..........................     0.95%          0.98%             2.93%+
     After expense reimbursement...........................     0.65%          0.68%             0.80%+
Ratio of net investment income to average net assets:
     Before expense reimbursement..........................     6.78%          6.86%             4.92%+
     After expense reimbursement...........................     7.08%          7.16%             7.05%+
Portfolio turnover rate....................................      173%            51%               68%

*  Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+  Annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
LOW DURATION FUND

                                                           Year Ended June 30,             May 18, 1993*
                                                  --------------------------------------      through
                                                     1997        1996     1995     1994    June 30, 1993
                                                  ------------------------------------------------------
                                                  (unaudited)
Net Asset Value, Beginning of Period...........     $10.12      $10.15   $ 9.93   $10.00      $10.00
                                                    ------      ------   ------   ------      ------
  Income from Investment Operations:
     Net investment income.....................       0.65        0.68     0.75     0.77        0.05
     Net realized and unrealized gain on
       investments.............................       0.11        0.06     0.23     0.11        0.00
                                                    ------      ------   ------   ------      ------
     Total from investment operations..........       0.76        0.74     0.98     0.88        0.05
                                                    ------      ------   ------   ------      ------
  Less Distributions:
     Dividends (from net investment income)....      (0.64)      (0.72)   (0.75)   (0.77)      (0.05)
     Distributions (from realized gains).......      (0.01)      (0.05)   (0.01)   (0.18)      (0.00)
                                                    ------      ------   ------   ------      ------
     Total distributions.......................      (0.65)      (0.77)   (0.76)   (0.95)      (0.05)
                                                    ------      ------   ------   ------      ------
Net Asset Value, End of Period.................     $10.23      $10.12   $10.15   $ 9.93      $10.00
                                                    ======      ======   ======   ======      ======
Total return...................................       7.79%       7.47%   10.23%    9.02%       4.36%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...........     $171.2      $189.2   $123.3    $36.5        $7.6
Ratio of expenses to average net assets:
     Before expense reimbursement..............       0.66%       0.60%    0.75%    1.10%       4.94%+
     After expense reimbursement...............       0.58%       0.58%    0.58%    0.58%       0.58%+
Ratio of net investment income to average net
  assets:
     Before expense reimbursement..............       6.26%       7.07%    7.43%    6.82%       1.93%+
     After expense reimbursement...............       6.34%       7.09%    7.61%    7.34%       6.28%+
Portfolio turnover rate........................        202%         50%      71%     254%         34%

* Commencement of operations.

+ Annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                                           Year Ended June 30,             May 18, 1993*
                                                  --------------------------------------      through
                                                     1997        1996     1995     1994    June 30, 1993
                                                  ------------------------------------------------------
                                                  (unaudited)
Net Asset Value, Beginning of Period...........     $10.17      $10.12   $10.21   $10.00      $10.00
                                                    ------      ------   ------   ------      ------
  Income from Investment Operations:
     Net investment income.....................       0.59        0.66     0.66     0.53        0.03
     Net realized and unrealized
       gain (loss) on investments..............      (0.02)       0.05    (0.09)    0.21          --
                                                    ------      ------   ------   ------      ------
     Total from investment operations..........       0.57        0.71     0.57     0.74        0.03
                                                    ------      ------   ------   ------      ------
  Less Distributions:
     Dividends (from net investment income)....      (0.59)      (0.66)   (0.66)   (0.53)      (0.03)
     Return of capital.........................         --       (0.00)      --       --          --
                                                    ------      ------   ------   ------      ------
     Total distributions.......................      (0.59)      (0.66)   (0.66)   (0.53)      (0.03)
                                                    ------      ------   ------   ------      ------
Net Asset Value, End of Period.................     $10.15      $10.17   $10.12   $10.21      $10.00
                                                    ======      ======   ======   ======      ======
Total return...................................       5.77%       7.23%    5.78%    7.47%       2.30%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...........      $21.7       $18.7    $19.8    $10.5       $.003
Ratio of expenses to average net assets:
     Before expense reimbursement..............       0.96%       0.88%    1.26%    2.06%      57.02%+
     After expense reimbursement...............       0.48%       0.48%    0.48%    0.48%       0.48%+
Ratio of net investment income (loss)
  to average net assets:
     Before expense reimbursement..............       5.34%       6.15%    5.74%    4.16%     (56.99)%+
     After expense reimbursement...............       5.82%       6.55%    6.52%    5.74%       2.32%+
Portfolio turnover rate........................        154%         60%      81%     135%          0%

* Commencement of operations.

+ Annualized.

                       See Notes to Financial Statements

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

         (a)     Financial Statements:


         The following financial statements (only the financial statements for the period ended June 30, 1997 are unaudited) are included in the Statement of Additional Information constituting Part B of this Registration
Statement:



         Equity Fund for Insurance Companies Series
                 Schedule of Investments, June 30, 1997 and June 30, 1996 Statement of Assets and Liabilities, June 30, 1997
                   and June 30, 1996
                 Statement of Operations, June 30, 1997 and June 30, 1996 Statement of Changes in Net Assets, years ended June 30, 1997 and 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         Equity Income Series
                 Schedule of Investments, June 30, 1997 and June 30, 1996 Statement of Assets and Liabilities, June 30, 1997 and
                   June 30, 1996
                 Statement of Operations, June 30, 1997 and June 30, 1996 Statement of Changes in Net Assets, years ended June 30, 1997 and 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         Balanced Income Series
                 Schedule of Investments, June 30, 1997 and June 30, 1996 Statement of Assets and Liabilities, June 30, 1997 and
                   June 30, 1996
                 Statement of Operations, June 30, 1997 and June 30, 1996 Statement of Changes in Net Assets, years ended June 30, 1997 and 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         Small Cap Series
                 Schedule of Investments, June 30, 1997 and June 30, 1996 Statement of Assets and Liabilities, June 30, 1997 and
                   June 30, 1996
                 Statement of Operations, June 30, 1997 and June 30, 1996 Statement of Changes in Net Assets, years ended June 30, 1997 and 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         International Series
                 Schedule of Investments, June 30, 1997 and June 30, 1996 Statement of Assets and Liabilities, June 30, 1997 and
                   June 30, 1996
                 Statement of Operations, June 30, 1997 and June 30, 1996 Statement of Changes in Net Assets, years ended June 30, 1997 and 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants

         Low Duration Series
                 Schedule of Investments, June 30, 1997 and June 30, 1996 Statement of Assets and Liabilities, June 30, 1997 and
                   June 30, 1996
                 Statement of Operations, June 30, 1997 and June 30, 1996 Statement of Changes in Net Assets, years ended June 30, 1997 and 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         Short-Term Investment Series
                 Schedule of Investments, June 30, 1997 and June 30, 1996 Statement of Assets and Liabilities, June 30, 1997 and
                   June 30, 1996
                 Statement of Operations, June 30, 1997 and June 30, 1996 Statement of Changes in Net Assets, years ended June 30, 1997 and 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         Total Return Bond Series
                 Schedule of Investments, June 30, 1997 and June 30, 1996 Statement of Assets and Liabilities, June 30, 1997 and
                   June 30, 1996
                 Statement of Operations, June 30, 1997 and June 30, 1996 Statement of Changes in Net Assets, years ended June 30, 1997 and 1996 and December 6, 1994 through June 30, 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         Mid-Cap Fund
                 Schedule of Investments, June 30, 1997
                 Statement of Assets and Liabilities, June 30, 1997 Statement of Operations, June 30, 1997
                 Statement of Changes in Net Assets, period from January 2,
                   1997 to June 30, 1997
                 Financial Highlights
                 Notes to Financial Statements



         Global Equity Fund
                 Schedule of Investments, June 30, 1997
                 Statement of Assets and Liabilities, June 30, 1997 Statement of Operations, June 30, 1997
                 Statement of Changes in Net Assets, period from January 2,
                   1997 to June 30, 1997
                 Financial Highlights
                 Notes to Financial Statements


         The following financial statements are included in the Prospectuses constituting Part A of this Registration Statement:

         Financial Highlights

         (b)     Exhibits:

                 (1)(a)   Restated Declaration of Trust8
                    (b)   Certificate of Designation8



                 (2)      By-Laws1
                 (3)      Not applicable
                 (4)      Specimen stock certificate2

                 (5)      (a)     Investment Advisory Agreement relating to the
                                  Balanced Income Fund8
                          (b)     Investment Advisory Agreement relating to the
                                  Equity Income Fund8
                          (c)     Investment Advisory Agreement relating to the
                                  International Fund8
                          (d)     Investment Advisory Agreement relating to the
                                  Equity Fund for Insurance Companies8
                          (e)     Investment Advisory Agreement relating to the
                                  Low Duration Fund8
                          (f)     Investment Advisory Agreement relating to the
                                  Total Return Bond Fund8
                          (g)     Investment Advisory Agreement relating to the
                                  Small Cap Fund8
                          (h)     Investment Advisory Agreement relating to the
                                  Short-Term Investment Fund8
                          (i)     Investment Advisory Agreement
                                  relating to the Mid-Cap Fund*
                          (j)     Investment Advisory Agreement
                                  relating to the Global Equity Fund*


                 (6)      Agreement with First Fund Distributors, Inc.5
                 (7)      Not applicable
                 (8)      (a)  Custodian Agreement with First Wisconsin Trust
                               Company4

                          (b)  Sub-Custodian Agreement between First Wisconsin
                                 Trust Company and Chase Manhattan Bank, N.A.6

                 (9)      (a)  Fund Administration Servicing Agreement7
                          (b)  License Agreement with Merrill Lynch & Co., Inc.8

                 (10)     Not applicable
                 (11)     Consents of Price Waterhouse LLP*
                 (12)     Not applicable

                 (13)     Not Applicable


                 (14)     Individual Retirement Account application3

                 (15)     Not applicable
                 (16)     Performance calculation6
                 (18)     Not applicable

                 (27) Financial Data Schedules for the unaudited periods ended June 30, 1997 are included herein. Financial Data Schedules for the periods ended June 30, 1996 are incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 3, 1996*

                 (27.1)   Financial Data Schedule Balanced Income Fund
                 (27.2)   Financial Data Schedule Small Cap Fund
                 (27.3)   Financial Data Schedule Equity Income Fund
                 (27.4)   Financial Data Schedule International Fund
                 (27.5)   Financial Data Schedule Equity Fund For
                          Insurance Companies
                 (27.6)   Financial Data Schedule Low Duration Fund
                 (27.7)   Financial Data Schedule Short-Term Investment Fund
                 (27.8)   Financial Data Schedule Total Return Bond Fund
                 (27.9)   Financial Data Schedule Mid-Cap Fund
                 (27.10)  Financial Data Schedule Global Equity Fund

         1Incorporated herein by reference and previously filed as an exhibit to the Registration Statement on Form N-1A (File No. 2-96219), filed on
March 5, 1985.

         2Incorporated herein by reference and previously filed as an exhibit to Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A.

         3Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on July 20, 1990.

         4Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on September 18, 1990.

         5Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on May 22, 1991.

         6Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on September 23, 1992.

         7Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on October 3, 1996.


        8Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 23 to the Registration Statement on Form N-1A filed via EDGAR on December 17, 1996.

--------------------------
*        Filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         See "General Information About the Trust" in the Statement of Additional Information.


         ITEM 26. NUMBER OF HOLDERS OF SECURITIES. At June 30, 1997, there were 346 record holders of shares of beneficial interest of the Small Cap Series of the Registrant, 399 record holders of shares of beneficial interest of the Balanced Income Series, 494 record holders of shares of beneficial interest of the Equity Income Series, 11,212 record holders of shares of beneficial interest of the International Series, 1 record holder of shares of beneficial interest of the Equity Fund for Insurance Companies Series, 1,646 record holders of shares of beneficial interest of the Low Duration Series, 168 record holders of shares of beneficial interest of the Short-Term Investment Series, 69 record holders of shares of beneficial interest of the Total Return Bond Series, 40 record holders of shares of beneficial interest of the Mid-Cap Fund and 61 record holders of shares of beneficial interest of the Global Equity Fund.

ITEM 27.  INDEMNIFICATION.

         Section 12 of Article SEVENTH of Registrant's Declaration of Trust, states as follows:

                (c)(1) As used in this paragraph the following terms shall have the meanings set forth below:

                           (i) the term "indemnitee" shall mean any present or former Trustee, officer or employee of the Trust, any present or former Trustee or officer of another trust or corporation whose securities are or were owned by the Trust or of which the Trust is or was a creditor and who served or serves in such capacity at the request of the Trust, any present or former investment advisor, sub-advisor or principal underwriter of the Trust and the heirs, executors, administrators, successors and assigns of any of the foregoing; however, whenever conduct by an indemnitee is referred to, the conduct shall be that of the original indemnitee rather than that of the heir, executor, administrator, successor or assignee;

                          (ii) the term "covered proceeding" shall mean any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, to which an indemnitee is or was a party or is threatened to be made a party by reason of the fact or facts under which he or it is an indemnitee as defined above;

                          (iii) the term "disabling conduct" shall mean willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office in question;

                          (iv) the term "covered expenses" shall mean expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by an indemnitee in connection with a covered proceeding; and

                          (v) the term "adjudication of liability" shall mean, as to any covered proceeding and as to any indemnitee, an adverse determination as to the indemnitee whether by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent.

                 (d) The Trust shall not indemnify any indemnitee for any covered expenses in any covered proceeding if there has been an adjudication of liability against such indemnitee expressly based on a finding of disabling conduct.

                 (e) Except as set forth in (d) above, the Trust shall indemnify an indemnitee for covered expenses in any covered proceeding, whether or not there is an adjudication of liability as to such indemnitee, if a determination has been made that the indemnitee was not liable by reason of disabling conduct by (i) a final decision of the court or other body before which the covered proceeding was brought; or (ii) in the absence of such decision, a reasonable determination, based on a review of the facts, by either (a) the vote of a majority of a quorum of Trustees who are neither "interested persons," as defined in the 1940 Act, nor parties to the covered proceeding or (b) an independent legal counsel in a written opinion; provided that such Trustees or counsel, in reaching such determination, may but need not presume the absence of disabling conduct on the part of the indemnitee by reason of the manner in which the covered proceeding was terminated.

                 (f) Covered expenses incurred by an indemnitee in connection with a covered proceeding shall be advanced by the Trust to an indemnitee prior to the final disposition of a covered proceeding upon the request of the indemnitee for such advance and the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that the indemnitee is entitled to indemnification thereunder, but only if one or more of the following is the case: (i) the indemnitee shall provide a security for such undertaking; (ii) the Trust shall be insured against losses arising out of any lawful advances; or (iii) there shall have been a determination, based on a review of the readily available facts (as opposed to a full trial-type inquiry) that there is a reason to believe that the indemnitee ultimately will be found entitled to indemnification by either independent legal counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" as defined in the 1940 Act nor parties to the covered proceeding.

                 (g) Nothing herein shall be deemed to affect the right of the Trust and/or any indemnitee to acquire and pay for any insurance covering any or all indemnitees to the extent permitted by the 1940 Act or to affect any other indemnification rights to which any indemnitee may be entitled to the extent permitted by the 1940 Act.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


         See "Organization and Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement. Information as to Hotchkis and Wiley, a division of Merrill Lynch Asset Management, L.P., is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-11583), as most recently amended, the text of which is incorporated herein by reference.



ITEM 29.  PRINCIPAL UNDERWRITERS.

         (a) The Registrant's principal underwriter, First Fund Distributors, Inc., also acts as principal underwriter for the following investment companies:

                          Berger/BIAM International Funds
                          Guinness Flight Investment Funds
                          Jurika & Voyles Fund Group
                          Masters Select Investment Trust
                          O'Shaunessy Funds, Inc.
                          PIC Investment Trust
                          Professionally Managed Portfolios:
                                  Academy Value Fund
                                  Avondale Total Return Fund
                                  Boston Managed Growth Fund
                                  Harris, Bretall, Sullivan & Smith
                                    Growth Equity Fund
                                  Kayne Anderson Mutual Fund
                                  Leonetti Balanced Fund
                                  Lighthouse Growth Fund
                                  Osterweis Fund
                                  Perkins Micro-Cap Fund
                                  Perkins Opportunity Fund
                                  Pro-Conscience Women's Equity Mutual Fund
                                  Pzena Focused Value Fund
                                  Titan Financial Services Fund
                                  Trent Equity Fund
                                  US Global Growth Fund
                          Rainier Investment Management Mutual Funds
                          RNC Mutual Fund Group, Inc.

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:


                                 Position and Offices            Position and
        Name and Principal          with Principal               Offices with
         Business Address             Underwriter                 Registrant
         ----------------             -----------                 ----------
Robert H. Wadsworth                  President &             None
4455 E. Camelback Road               Treasurer
Suite 261E
Phoenix, Arizona  85018
Steven J. Paggioli                   Vice President &        None
479 West 22nd Street                 Secretary
New York, New York  10011
Eric Banhazl                         Vice President          None
20025 East Financial Way
Glendora, California 91741



         (c)     Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant or Registrant's investment adviser, 800 West 6th Street, Fifth Floor, Los Angeles, California 90017, Registrant's custodian and administrator, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or Registrant's sub-custodian, The Chase Manhattan Bank, N.A., Four Chase Metro Tech Center, Brooklyn, New York 11245.

ITEM 31.  MANAGEMENT SERVICES.

         Not applicable.

ITEM 32.  UNDERTAKINGS.

         The Registrant hereby undertakes to furnish to each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 29th day of July, 1997.


                                             HOTCHKIS AND WILEY FUNDS


                                             By:     /s/ NANCY D. CELICK
                                                -------------------------------
                                                         Nancy D. Celick
                                                             President

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.






        Signature                                       Title                           Date
        ---------                                       -----                           ----
   /s/ NANCY D. CELICK                     Principal Executive Officer             July 29, 1997
----------------------------------------
         Nancy D. Celick

   /s/ GRACIE FERMELIA                     Principal Financial and Accounting      July 29, 1997
----------------------------------------              Officer
         Gracie Fermelia

   /s/                                                 Trustee                     July 29, 1997
----------------------------------------
         Robert L. Burch III

/s/                                                    Trustee                     July 29, 1997
----------------------------------------
         John A.G. Gavin

   /s/ MICHAEL L. QUINN                                Trustee                     July 29, 1997
----------------------------------------
         Michael L. Quinn

   /s/ JOHN F. HOTCHKIS                                Trustee                     July 29, 1997
----------------------------------------
         John F. Hotchkis

   /s/ ROBERT B. HUTCHINSON                            Trustee                     July 29, 1997
----------------------------------------
         Robert B. Hutchinson

   /s/ JOE GRILLS                                      Trustee                     July 29, 1997
----------------------------------------
         Joe Grills

   /s/ MERLE T. WELSHANS                               Trustee                     July 29, 1997
----------------------------------------
         Merle T. Welshans

   /s/ RICHARD R. WEST                                 Trustee                     July 29, 1997
----------------------------------------
         Richard R. West


                            HOTCHKIS AND WILEY FUNDS

                                 EXHIBIT INDEX



Exhibit
Number                         Description                              Page
-------                        ----------                               ----

(1)              (a)      Restated Declaration of Trust8
                 (b)      Certificate of Designation8

(2)              By-Laws1

(3)              Not applicable

(4)              Specimen stock certificate2

(5)              (a)      Investment Advisory Agreement relating to the
                          Balanced Income Fund8
                 (b)      Investment Advisory Agreement relating to the Equity
                          Income Fund8
                 (c)      Investment Advisory Agreement relating to the
                          International Fund8
                 (d)      Investment Advisory Agreement relating to the Equity
                          Fund for Insurance Companies8
                 (e)      Investment Advisory Agreement relating to the Low
                          Duration Fund8
                 (f)      Investment Advisory Agreement to the Total Return
                          Bond Fund8
                 (g)      Investment Advisory Agreement relating to the Small
                          Cap Fund8
                 (h)      Investment Advisory Agreement relating to the
                          Short-Term Investment Fund8
                 (i)      Form of Investment Advisory Agreement relating to the
                          Mid-Cap Fund*
                 (j)      Form of Investment Advisory Agreement relating to the
                          Global Equity Fund*

(6)              Agreement with First Fund Distributors, Inc.5

(7)              Not applicable

(8)              (a)      Custodian Agreement with First Wisconsin Trust
                          Company4
                 (b)      Sub-Custodian Agreement between First Wisconsin Trust
                          Company and Chase Manhattan Bank, N.A.6

(9)              (a)      Fund Administration Servicing Agreement7
                 (b)      License Agreement with Merrill Lynch & Co., Inc.8

(10)             Not applicable

(11)             Consents of Price Waterhouse LLP*

Exhibit
Number                         Description                     Page
-------                        -----------                     ----

(12)             Not applicable

(13)             Not Applicable

(14)             Individual Retirement Account application3

(15)             Not applicable

(16)             Performance calculation6
(18)             Not applicable

(27)             Financial Data Schedules*
        (27.1)   Financial Data Schedule Balanced Income Fund
        (27.2)   Financial Data Schedule Small Cap Fund
        (27.3)   Financial Data Schedule Equity Income Fund
        (27.4)   Financial Data Schedule International Fund
        (27.5)   Financial Data Schedule Equity Fund For Insurance Companies
        (27.6)   Financial Data Schedule Low Duration Fund
        (27.7)   Financial Data Schedule Short-Term Investment Fund
        (27.8)   Financial Data Schedule Total Return Bond Fund
        (27.9)   Financial Data Schedule Mid-Cap Fund
        (30.0)   Financial Data Schedule Global Equity Fund

         1Incorporated herein by reference and previously filed as an exhibit to the Registration Statement on Form N-1A (File No. 2-96219), filed on
March 5, 1985.

         2Incorporated herein by reference and previously filed as an exhibit to Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A.

         3Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on July 20, 1990.

         4Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on September 18, 1990.

         5Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on May 22, 1991.

         6Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on September 23, 1992.

         7Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on October 3, 1996.

         8Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 23 to the Registration Statement on Form N-1A filed via EDGAR on December 17, 1996.



--------------------------
*        Filed herewith






                                       2